UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio

Communication Services Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Retailing Portfolio

Semi-Annual Report

August 31, 2019

Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Automotive Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Communication Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Construction and Housing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Discretionary Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Leisure Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Retailing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Automotive Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
General Motors Co.	11.9
Toyota Motor Corp. sponsored ADR	8.9
Tesla, Inc.	7.7
Ford Motor Co.	6.8
Honda Motor Co. Ltd. sponsored ADR	6.4
Aptiv PLC	5.2
O'Reilly Automotive, Inc.	4.9
Copart, Inc.	4.7
AutoZone, Inc.	4.5
Magna International, Inc. Class A (sub. vtg.)	4.0
65.0

Top Industries (% of fund's net assets)

As of August 31, 2019
Automobiles	49.2%
Specialty Retail	20.0%
Auto Components	18.0%
Distributors	5.4%
Commercial Services & Supplies	4.7%
All Others*	2.7%

* Includes short-term investments and net other assets (liabilities).

Automotive Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Auto Components - 18.0%
Auto Parts & Equipment - 17.8%
Adient PLC	1,500	$30,255
Aptiv PLC	20,928	1,740,582
Autoliv, Inc. (a)	4,100	280,440
BorgWarner, Inc.	25,100	819,013
Gentex Corp.	29,200	776,720
Lear Corp.	8,562	961,170
Magna International, Inc. Class A (sub. vtg.)	26,500	1,326,791
Stoneridge, Inc. (b)	40	1,228
		5,936,199
Tires & Rubber - 0.2%
The Goodyear Tire & Rubber Co.	5,100	58,497

TOTAL AUTO COMPONENTS		5,994,696

Automobiles - 48.8%
Automobile Manufacturers - 48.8%
Ferrari NV	8,382	1,322,261
Fiat Chrysler Automobiles NV	43,400	570,276
Ford Motor Co.	246,331	2,258,855
General Motors Co.	107,014	3,969,149
Honda Motor Co. Ltd. sponsored ADR	89,295	2,112,720
NIO, Inc. sponsored ADR (a)(b)	25,700	73,502
Subaru Corp.	14,500	388,450
Tesla, Inc. (a)(b)	11,391	2,569,924
Toyota Motor Corp. sponsored ADR	22,717	2,967,522
		16,232,659
Commercial Services & Supplies - 4.7%
Diversified Support Services - 4.7%
Copart, Inc. (b)	20,900	1,575,651
KAR Auction Services, Inc.	80	2,125
		1,577,776
Distributors - 5.4%
Distributors - 5.4%
Genuine Parts Co.	8,400	758,436
LKQ Corp. (b)	39,000	1,024,530
		1,782,966
Machinery - 1.5%
Construction Machinery & Heavy Trucks - 1.5%
Allison Transmission Holdings, Inc.	11,300	502,059
Specialty Retail - 20.0%
Automotive Retail - 20.0%
Advance Auto Parts, Inc.	5,100	703,545
AutoNation, Inc. (b)	700	33,222
AutoZone, Inc. (b)	1,371	1,510,417
CarMax, Inc. (b)	10,700	891,096
Carvana Co. Class A (a)(b)	6,900	560,004
IAA Spinco, Inc. (b)	16,680	814,818
Lithia Motors, Inc. Class A (sub. vtg.)	3,900	511,173
O'Reilly Automotive, Inc. (b)	4,241	1,627,526
		6,651,801
TOTAL COMMON STOCKS
(Cost $24,250,654)		32,741,957

Nonconvertible Preferred Stocks - 0.4%
Automobiles - 0.4%
Automobile Manufacturers - 0.4%
Volkswagen AG
(Cost $123,020)	900	144,514

Money Market Funds - 9.9%
Fidelity Cash Central Fund 2.13% (c)	109,974	109,996
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	3,200,962	3,201,282
TOTAL MONEY MARKET FUNDS
(Cost $3,311,278)		3,311,278
TOTAL INVESTMENT IN SECURITIES - 108.7%
(Cost $27,684,952)		36,197,749
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(2,909,366)
NET ASSETS - 100%		$33,288,383

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,641
Fidelity Securities Lending Cash Central Fund	11,547
Total	$13.188

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	67.9%
Japan	16.5%
Netherlands	5.7%
Bailiwick of Jersey	5.2%
Canada	4.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,173,969) — See accompanying schedule: Unaffiliated issuers (cost $24,373,674)	$32,886,471
Fidelity Central Funds (cost $3,311,278)	3,311,278
Total Investment in Securities (cost $27,684,952)		$36,197,749
Receivable for investments sold		976,470
Receivable for fund shares sold		5,606
Dividends receivable		89,220
Distributions receivable from Fidelity Central Funds		2,680
Prepaid expenses		465
Other receivables		219,009
Total assets		37,491,199
Liabilities
Payable for investments purchased	$906,450
Payable for fund shares redeemed	52,035
Accrued management fee	14,934
Other affiliated payables	8,026
Other payables and accrued expenses	20,582
Collateral on securities loaned	3,200,789
Total liabilities		4,202,816
Net Assets		$33,288,383
Net Assets consist of:
Paid in capital		$23,480,694
Total distributable earnings (loss)		9,807,689
Net Assets, for 1,014,697 shares outstanding		$33,288,383
Net Asset Value, offering price and redemption price per share ($33,288,383 ÷ 1,014,697 shares)		$32.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$527,658
Income from Fidelity Central Funds (including $11,547 from security lending)		13,188
Total income		540,846
Expenses
Management fee	$95,029
Transfer agent fees	42,879
Accounting and security lending fees	7,038
Custodian fees and expenses	1,896
Independent trustees' fees and expenses	101
Registration fees	13,570
Audit	18,965
Legal	41
Miscellaneous	164
Total expenses before reductions	179,683
Expense reductions	(1,185)
Total expenses after reductions		178,498
Net investment income (loss)		362,348
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,150,956
Fidelity Central Funds	233
Foreign currency transactions	(49)
Total net realized gain (loss)		1,151,140
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,995,577)
Assets and liabilities in foreign currencies	(67)
Total change in net unrealized appreciation (depreciation)		(1,995,644)
Net gain (loss)		(844,504)
Net increase (decrease) in net assets resulting from operations		$(482,156)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$362,348	$448,747
Net realized gain (loss)	1,151,140	1,271,345
Change in net unrealized appreciation (depreciation)	(1,995,644)	(3,853,613)
Net increase (decrease) in net assets resulting from operations	(482,156)	(2,133,521)
Distributions to shareholders	(139,402)	(3,068,342)
Share transactions
Proceeds from sales of shares	2,069,641	11,884,432
Reinvestment of distributions	132,587	2,935,846
Cost of shares redeemed	(9,073,488)	(24,976,652)
Net increase (decrease) in net assets resulting from share transactions	(6,871,260)	(10,156,374)
Total increase (decrease) in net assets	(7,492,818)	(15,358,237)
Net Assets
Beginning of period	40,781,201	56,139,438
End of period	$33,288,383	$40,781,201
Other Information
Shares
Sold	62,388	351,778
Issued in reinvestment of distributions	3,929	87,676
Redeemed	(276,774)	(710,478)
Net increase (decrease)	(210,457)	(271,024)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Automotive Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$33.29	$37.52	$36.78	$33.72	$48.82	$56.95
Income from Investment Operations
Net investment income (loss)B	.34	.36	.39C	.33	.65	.42
Net realized and unrealized gain (loss)	(.69)D	(2.15)	6.11	5.22	(9.37)	3.05
Total from investment operations	(.35)	(1.79)	6.50	5.55	(8.72)	3.47
Distributions from net investment income	(.03)	(.38)	(.20)	(.52)	(.45)	(.38)
Distributions from net realized gain	(.10)	(2.06)	(5.56)	(1.98)	(5.93)	(11.22)
Total distributions	(.13)	(2.44)	(5.76)	(2.49)E	(6.38)	(11.60)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$32.81	$33.29	$37.52	$36.78	$33.72	$48.82
Total ReturnG,H	(1.07)%D	(4.66)%	19.08%	16.80%	(20.00)%	8.04%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.01%K	.97%	.97%	.96%	.87%	.85%
Expenses net of fee waivers, if any	1.01%K	.97%	.96%	.96%	.87%	.85%
Expenses net of all reductions	1.01%K	.97%	.96%	.95%	.86%	.85%
Net investment income (loss)	2.05%K	1.04%	1.04%C	.92%	1.49%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$33,288	$40,781	$56,139	$54,069	$65,745	$137,877
Portfolio turnover rateL	30%K	31%	117%	83%	80%	71%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.20 per share. Excluding these litigation proceeds, the total return would have been 0.46%.

 E Total distributions of $2.49 per share is comprised of distributions from net investment income of $.515 and distributions from net realized gain of $1.975 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Alphabet, Inc. Class A	24.7
Facebook, Inc. Class A	17.3
The Walt Disney Co.	6.0
Comcast Corp. Class A	4.8
Activision Blizzard, Inc.	4.5
Netflix, Inc.	2.7
T-Mobile U.S., Inc.	2.6
Take-Two Interactive Software, Inc.	2.3
Electronic Arts, Inc.	2.3
AT&T, Inc.	2.1
69.3

Top Industries (% of fund's net assets)

As of August 31, 2019
Interactive Media & Services	47.6%
Entertainment	19.9%
Media	15.5%
Diversified Telecommunication Services	9.9%
Internet & Direct Marketing Retail	3.6%
All Others*	3.5%

* Includes short-term investments and net other assets (liabilities).

Communication Services Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Diversified Telecommunication Services - 9.9%
Alternative Carriers - 4.9%
CenturyLink, Inc.	288,100	$3,278,578
Cogent Communications Group, Inc.	58,000	3,531,620
GCI Liberty, Inc. (a)	134,400	8,365,056
Iliad SA	18,500	1,936,460
Iridium Communications, Inc. (a)	263,400	6,369,012
Vonage Holdings Corp. (a)	277,300	3,665,906
Zayo Group Holdings, Inc. (a)	85,400	2,874,564
		30,021,196
Integrated Telecommunication Services - 5.0%
AT&T, Inc.	367,500	12,958,050
Atn International, Inc.	20,600	1,170,492
Cincinnati Bell, Inc. (a)	146,300	794,409
Masmovil Ibercom SA (a)	184,600	3,777,712
Verizon Communications, Inc.	209,800	12,201,968
		30,902,631

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		60,923,827

Entertainment - 19.9%
Interactive Home Entertainment - 9.5%
Activision Blizzard, Inc.	545,900	27,622,540
Electronic Arts, Inc. (a)	148,900	13,948,952
Take-Two Interactive Software, Inc. (a)	109,700	14,477,109
Zynga, Inc. (a)	407,000	2,323,970
		58,372,571
Movies & Entertainment - 10.4%
Lions Gate Entertainment Corp. Class B	130,834	1,091,156
Live Nation Entertainment, Inc. (a)	25,000	1,737,750
Netflix, Inc. (a)	56,200	16,508,750
The Walt Disney Co.	268,071	36,795,425
World Wrestling Entertainment, Inc. Class A (b)	105,700	7,550,151
		63,683,232

TOTAL ENTERTAINMENT		122,055,803

Interactive Media & Services - 47.6%
Interactive Media & Services - 47.6%
Alphabet, Inc. Class A (a)	127,400	151,673,521
ANGI Homeservices, Inc. Class A (a)(b)	104,400	810,144
Facebook, Inc. Class A (a)	572,000	106,203,240
Match Group, Inc. (b)	48,300	4,095,840
Momo, Inc. ADR	156,200	5,745,036
Tencent Holdings Ltd.	196,200	8,100,222
TripAdvisor, Inc. (a)	44,200	1,679,158
Twitter, Inc. (a)	281,400	12,001,710
Zillow Group, Inc. Class A (a)(b)	49,500	1,691,415
		292,000,286
Internet & Direct Marketing Retail - 3.6%
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	36,100	6,318,583
Meituan Dianping Class B	852,700	8,069,180
Pinduoduo, Inc. ADR (a)	236,000	7,733,720
		22,121,483
Media - 15.5%
Broadcasting - 4.7%
Discovery Communications, Inc. Class C (non-vtg.) (a)	231,800	6,033,754
Fox Corp. Class B	64,966	2,130,885
Liberty Media Corp.:
Liberty Media Class A (a)	238,162	9,428,834
Liberty SiriusXM Series A (a)	108,300	4,385,067
Sinclair Broadcast Group, Inc. Class A (b)	152,600	6,801,382
		28,779,922
Cable & Satellite - 10.3%
Charter Communications, Inc. Class A (a)	16,871	6,910,193
Comcast Corp. Class A	660,800	29,247,008
DISH Network Corp. Class A (a)	94,800	3,181,488
Liberty Broadband Corp. Class A (a)	122,323	12,813,334
Liberty Global PLC Class C (a)	343,100	8,961,772
Liberty Latin America Ltd. Class C (a)	116,500	1,921,085
Sirius XM Holdings, Inc. (b)	81,952	505,644
		63,540,524
Publishing - 0.5%
The New York Times Co. Class A	105,600	3,083,520

TOTAL MEDIA		95,403,966

Software - 0.4%
Application Software - 0.4%
Sciplay Corp. (A Shares)	239,800	2,280,498
Wireless Telecommunication Services - 2.8%
Wireless Telecommunication Services - 2.8%
Boingo Wireless, Inc. (a)	97,800	1,258,686
T-Mobile U.S., Inc. (a)	205,400	16,031,470
		17,290,156
TOTAL COMMON STOCKS
(Cost $481,161,224)		612,076,019

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.13% (c)	2,259,340	2,259,792
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	16,704,256	16,705,926
TOTAL MONEY MARKET FUNDS
(Cost $18,965,718)		18,965,718
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $500,126,942)		631,041,737
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(17,479,978)
NET ASSETS - 100%		$613,561,759

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,124
Fidelity Securities Lending Cash Central Fund	20,516
Total	$97,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$612,076,019	$595,906,617	$16,169,402	$--
Money Market Funds	18,965,718	18,965,718	--	--
Total Investments in Securities:	$631,041,737	$614,872,335	$16,169,402	$--

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,313,801) — See accompanying schedule: Unaffiliated issuers (cost $481,161,224)	$612,076,019
Fidelity Central Funds (cost $18,965,718)	18,965,718
Total Investment in Securities (cost $500,126,942)		$631,041,737
Receivable for investments sold		26,437
Receivable for fund shares sold		262,551
Dividends receivable		138,505
Distributions receivable from Fidelity Central Funds		10,046
Prepaid expenses		4,895
Other receivables		4,298
Total assets		631,488,469
Liabilities
Payable for fund shares redeemed	$809,942
Accrued management fee	271,418
Distribution and service plan fees payable	1,868
Other affiliated payables	112,134
Other payables and accrued expenses	25,895
Collateral on securities loaned	16,705,453
Total liabilities		17,926,710
Net Assets		$613,561,759
Net Assets consist of:
Paid in capital		$463,657,522
Total distributable earnings (loss)		149,904,237
Net Assets		$613,561,759
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,122,467 ÷ 81,334 shares)(a)		$62.98
Maximum offering price per share (100/94.25 of $62.98)		$66.82
Class M:
Net Asset Value and redemption price per share ($1,132,797 ÷ 18,025 shares)(a)		$62.85
Maximum offering price per share (100/96.50 of $62.85)		$65.13
Class C:
Net Asset Value and offering price per share ($596,836 ÷ 9,534 shares)(a)		$62.60
Communication Services:
Net Asset Value, offering price and redemption price per share ($603,512,257 ÷ 9,562,932 shares)		$63.11
Class I:
Net Asset Value, offering price and redemption price per share ($1,634,148 ÷ 25,887 shares)		$63.13
Class Z:
Net Asset Value, offering price and redemption price per share ($1,563,254 ÷ 24,747 shares)		$63.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$2,053,568
Income from Fidelity Central Funds (including $20,516 from security lending)		97,640
Total income		2,151,208
Expenses
Management fee	$1,641,835
Transfer agent fees	564,244
Distribution and service plan fees	8,115
Accounting and security lending fees	112,836
Custodian fees and expenses	4,414
Independent trustees' fees and expenses	1,644
Registration fees	48,897
Audit	22,171
Legal	944
Interest	2,721
Miscellaneous	2,268
Total expenses before reductions	2,410,089
Expense reductions	(17,639)
Total expenses after reductions		2,392,450
Net investment income (loss)		(241,242)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,472,097
Fidelity Central Funds	537
Foreign currency transactions	7,625
Total net realized gain (loss)		21,480,259
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	34,141,330
Fidelity Central Funds	(65)
Total change in net unrealized appreciation (depreciation)		34,141,265
Net gain (loss)		55,621,524
Net increase (decrease) in net assets resulting from operations		$55,380,282

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(241,242)	$844,441
Net realized gain (loss)	21,480,259	199,087,558
Change in net unrealized appreciation (depreciation)	34,141,265	(164,960,880)
Net increase (decrease) in net assets resulting from operations	55,380,282	34,971,119
Distributions to shareholders	(143,080,075)	(67,435,980)
Share transactions - net increase (decrease)	136,281,325	88,069,949
Total increase (decrease) in net assets	48,581,532	55,605,088
Net Assets
Beginning of period	564,980,227	509,375,139
End of period	$613,561,759	$564,980,227

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Communication Services Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$74.84	$78.20
Income from Investment Operations
Net investment income (loss)B	(.11)	(.12)
Net realized and unrealized gain (loss)	7.10	2.68
Total from investment operations	6.99	2.56
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(18.85)	(5.77)
Total distributions	(18.85)	(5.91)
Net asset value, end of period	$62.98	$74.85
Total ReturnC,D,E	9.71%	3.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.13%H
Expenses net of fee waivers, if any	1.05%H	1.12%H
Expenses net of all reductions	1.04%H	1.11%H
Net investment income (loss)	(.34)%H	(.68)%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,122	$715
Portfolio turnover rateI	58%H	107%

 A For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$74.82	$78.20
Income from Investment Operations
Net investment income (loss)B	(.20)	(.16)
Net realized and unrealized gain (loss)	7.08	2.67
Total from investment operations	6.88	2.51
Distributions from net investment income	–	(.12)
Distributions from net realized gain	(18.85)	(5.77)
Total distributions	(18.85)	(5.89)
Net asset value, end of period	$62.85	$74.82
Total ReturnC,D,E	9.55%	3.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.35%H	1.36%H
Expenses net of fee waivers, if any	1.35%H	1.35%H
Expenses net of all reductions	1.35%H	1.34%H
Net investment income (loss)	(.64)%H	(.90)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,133	$485
Portfolio turnover rateI	58%H	107%

 A For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$74.76	$78.20
Income from Investment Operations
Net investment income (loss)B	(.38)	(.25)
Net realized and unrealized gain (loss)	7.07	2.67
Total from investment operations	6.69	2.42
Distributions from net investment income	–	(.09)
Distributions from net realized gain	(18.85)	(5.77)
Total distributions	(18.85)	(5.86)
Net asset value, end of period	$62.60	$74.76
Total ReturnC,D,E	9.25%	3.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.87%H
Expenses net of fee waivers, if any	1.89%H	1.85%H
Expenses net of all reductions	1.88%H	1.84%H
Net investment income (loss)	(1.18)%H	(1.37)%H
Supplemental Data
Net assets, end of period (000 omitted)	$597	$377
Portfolio turnover rateI	58%H	107%

 A For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$74.88	$79.70	$80.75	$68.59	$82.48	$81.74
Income from Investment Operations
Net investment income (loss)B	(.02)	.13	.21	.22	.27	.22
Net realized and unrealized gain (loss)	7.10	5.31	3.14	17.53	(8.82)	7.62
Total from investment operations	7.08	5.44	3.35	17.75	(8.55)	7.84
Distributions from net investment income	–	(.20)	(.16)	(.33)	(.23)	(.20)
Distributions from net realized gain	(18.85)	(10.06)	(4.23)	(5.26)	(5.12)	(6.89)
Total distributions	(18.85)	(10.26)	(4.40)C	(5.59)	(5.34)D	(7.10)E
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$63.11	$74.88	$79.70	$80.75	$68.59	$82.48
Total ReturnG,H	9.86%	8.12%	4.16%	26.85%	(10.88)%	10.16%
Ratios to Average Net AssetsI,J
Expenses before reductions	.78%K	.82%	.80%	.82%	.81%	.81%
Expenses net of fee waivers, if any	.78%K	.81%	.80%	.82%	.81%	.81%
Expenses net of all reductions	.78%K	.80%	.79%	.82%	.80%	.81%
Net investment income (loss)	(.08)%K	.17%	.26%	.30%	.34%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$603,512	$562,422	$509,375	$680,392	$576,118	$802,988
Portfolio turnover rateL	58%K	107%	22%	33%	42%	55%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $4.40 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $4.233 per share.

 D Total distributions of $5.34 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $5.115 per share.

 E Total distributions of $7.10 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $6.892 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$74.88	$78.20
Income from Investment Operations
Net investment income (loss)B	(.02)	(.06)
Net realized and unrealized gain (loss)	7.12	2.67
Total from investment operations	7.10	2.61
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(18.85)	(5.77)
Total distributions	(18.85)	(5.92)
Redemption fees added to paid in capitalB	–	–
Net asset value, end of period	$63.13	$74.89
Total ReturnC,D	9.88%	3.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.70%G
Expenses net of fee waivers, if any	.77%G	.69%G
Expenses net of all reductions	.76%G	.68%G
Net investment income (loss)	(.06)%G	(.30)%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,634	$452
Portfolio turnover rateH	58%G	107%

 A For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$74.89	$78.20
Income from Investment Operations
Net investment income (loss)B	.02	(.03)
Net realized and unrealized gain (loss)	7.11	2.65
Total from investment operations	7.13	2.62
Distributions from net investment income	–	(.16)
Distributions from net realized gain	(18.85)	(5.77)
Total distributions	(18.85)	(5.93)
Net asset value, end of period	$63.17	$74.89
Total ReturnC,D	9.94%	3.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.64%G
Expenses net of fee waivers, if any	.65%G	.62%G
Expenses net of all reductions	.64%G	.61%G
Net investment income (loss)	.06%G	(.16)%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,563	$529
Portfolio turnover rateH	58%G	107%

 A For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
The Home Depot, Inc.	19.9
Lowe's Companies, Inc.	14.9
Equity Residential (SBI)	9.8
D.R. Horton, Inc.	4.2
Vulcan Materials Co.	3.9
Johnson Controls International PLC	3.1
Apartment Investment & Management Co. Class A	3.1
PulteGroup, Inc.	2.6
NVR, Inc.	2.5
Equity Lifestyle Properties, Inc.	2.5
66.5

Top Industries (% of fund's net assets)

As of August 31, 2019
Specialty Retail	34.8%
Equity Real Estate Investment Trusts (Reits)	20.8%
Building Products	14.7%
Household Durables	13.5%
Construction & Engineering	6.5%
All Others*	9.7%

* Includes short-term investments and net other assets (liabilities).

Construction and Housing Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Building Products - 14.7%
Building Products - 14.7%
A.O. Smith Corp.	109,500	$5,093,940
Allegion PLC	48,700	4,688,349
American Woodmark Corp. (a)	28,900	2,380,493
Armstrong World Industries, Inc.	35,100	3,350,997
Continental Building Products, Inc. (a)	95,300	2,395,842
Johnson Controls International PLC	201,634	8,607,755
Masco Corp.	109,400	4,455,862
Owens Corning	74,043	4,247,106
Patrick Industries, Inc. (a)	44,800	1,619,072
Simpson Manufacturing Co. Ltd.	58,516	3,756,727
		40,596,143
Commercial Services & Supplies - 0.8%
Environmental & Facility Services - 0.8%
ABM Industries, Inc.	63,305	2,358,744
Construction & Engineering - 6.5%
Construction & Engineering - 6.5%
Arcosa, Inc.	45,600	1,481,544
Comfort Systems U.S.A., Inc.	69,300	2,679,138
Fluor Corp.	16,300	288,021
Jacobs Engineering Group, Inc.	66,202	5,882,710
Quanta Services, Inc.	122,300	4,145,970
Williams Scotsman Corp. (a)(b)	260,400	3,632,580
		18,109,963
Construction Materials - 5.5%
Construction Materials - 5.5%
Summit Materials, Inc. (a)	205,500	4,311,390
Vulcan Materials Co.	76,631	10,824,129
		15,135,519
Equity Real Estate Investment Trusts (REITs) - 20.8%
Residential REITs - 19.4%
American Campus Communities, Inc.	97,500	4,531,800
American Homes 4 Rent Class A	184,000	4,706,720
Apartment Investment & Management Co. Class A	167,100	8,522,100
Equity Lifestyle Properties, Inc.	51,387	6,922,857
Equity Residential (SBI)	319,200	27,055,392
UMH Properties, Inc.	153,600	1,975,296
		53,714,165
Specialized REITs - 1.4%
Weyerhaeuser Co.	143,400	3,772,854

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		57,487,019

Household Durables - 13.5%
Homebuilding - 13.5%
Blu Homes, Inc. (a)(c)(d)	11,990,913	20,739
D.R. Horton, Inc.	237,100	11,729,337
KB Home	56,800	1,595,512
M.D.C. Holdings, Inc.	89,400	3,457,098
NVR, Inc. (a)	1,937	6,971,263
PulteGroup, Inc.	213,800	7,226,440
Skyline Champion Corp. (a)	113,790	3,186,120
TopBuild Corp. (a)	33,400	3,093,508
		37,280,017
Real Estate Management & Development - 2.0%
Real Estate Operating Company - 0.9%
The RMR Group, Inc.	53,100	2,473,929
Real Estate Services - 1.1%
Jones Lang LaSalle, Inc.	22,500	3,016,125

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,490,054

Specialty Retail - 34.8%
Home Improvement Retail - 34.8%
Lowe's Companies, Inc.	367,470	41,230,134
The Home Depot, Inc.	242,231	55,206,868
		96,437,002
TOTAL COMMON STOCKS
(Cost $178,903,771)		272,894,461

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.13% (e)	1,733,670	1,734,017
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	467,353	467,400
TOTAL MONEY MARKET FUNDS
(Cost $2,201,417)		2,201,417
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $181,105,188)		275,095,878
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,692,802
NET ASSETS - 100%		$276,788,680

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,739 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc.	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,504
Fidelity Securities Lending Cash Central Fund	126
Total	$21,630

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$272,894,461	$272,873,722	$--	$20,739
Money Market Funds	2,201,417	2,201,417	--	--
Total Investments in Securities:	$275,095,878	$275,075,139	$--	$20,739

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $457,560) — See accompanying schedule: Unaffiliated issuers (cost $178,903,771)	$272,894,461
Fidelity Central Funds (cost $2,201,417)	2,201,417
Total Investment in Securities (cost $181,105,188)		$275,095,878
Receivable for investments sold		5,325,517
Receivable for fund shares sold		2,553,698
Dividends receivable		52,084
Distributions receivable from Fidelity Central Funds		2,919
Prepaid expenses		2,841
Other receivables		5,776
Total assets		283,038,713
Liabilities
Payable for investments purchased	$5,346,779
Payable for fund shares redeemed	244,728
Accrued management fee	118,034
Other affiliated payables	48,914
Other payables and accrued expenses	24,178
Collateral on securities loaned	467,400
Total liabilities		6,250,033
Net Assets		$276,788,680
Net Assets consist of:
Paid in capital		$171,648,485
Total distributable earnings (loss)		105,140,195
Net Assets, for 4,536,347 shares outstanding		$276,788,680
Net Asset Value, offering price and redemption price per share ($276,788,680 ÷ 4,536,347 shares)		$61.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$2,167,079
Income from Fidelity Central Funds (including $126 from security lending)		21,630
Total income		2,188,709
Expenses
Management fee	$673,896
Transfer agent fees	237,262
Accounting and security lending fees	48,878
Custodian fees and expenses	5,655
Independent trustees' fees and expenses	665
Registration fees	25,469
Audit	18,701
Legal	248
Miscellaneous	1,011
Total expenses before reductions	1,011,785
Expense reductions	(7,779)
Total expenses after reductions		1,004,006
Net investment income (loss)		1,184,703
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,143,413
Total net realized gain (loss)		11,143,413
Change in net unrealized appreciation (depreciation) on investment securities		25,809,660
Net gain (loss)		36,953,073
Net increase (decrease) in net assets resulting from operations		$38,137,776

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,184,703	$2,254,551
Net realized gain (loss)	11,143,413	29,972,866
Change in net unrealized appreciation (depreciation)	25,809,660	(23,163,019)
Net increase (decrease) in net assets resulting from operations	38,137,776	9,064,398
Distributions to shareholders	(9,014,469)	(33,784,910)
Share transactions
Proceeds from sales of shares	54,724,106	27,995,296
Reinvestment of distributions	8,573,552	32,148,706
Cost of shares redeemed	(40,887,582)	(141,586,264)
Net increase (decrease) in net assets resulting from share transactions	22,410,076	(81,442,262)
Total increase (decrease) in net assets	51,533,383	(106,162,774)
Net Assets
Beginning of period	225,255,297	331,418,071
End of period	$276,788,680	$225,255,297
Other Information
Shares
Sold	951,093	490,715
Issued in reinvestment of distributions	152,392	612,966
Redeemed	(721,248)	(2,484,098)
Net increase (decrease)	382,237	(1,380,417)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Construction and Housing Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$54.22	$59.88	$61.70	$53.16	$59.74	$57.48
Income from Investment Operations
Net investment income (loss)B	.27	.49	.44	.37	.33	.29
Net realized and unrealized gain (loss)	8.68	1.32	6.58	10.29	(5.02)	8.53
Total from investment operations	8.95	1.81	7.02	10.66	(4.69)	8.82
Distributions from net investment income	(.06)	(.55)	(.30)	(.45)	(.23)	(.29)
Distributions from net realized gain	(2.09)	(6.92)	(8.53)	(1.67)	(1.66)	(6.28)
Total distributions	(2.15)	(7.47)	(8.84)C	(2.12)	(1.89)	(6.56)D
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$61.02	$54.22	$59.88	$61.70	$53.16	$59.74
Total ReturnF,G	16.85%	4.03%	11.07%	20.23%	(8.11)%	16.99%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.80%	.80%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.80%J	.80%	.80%	.80%	.80%	.82%
Expenses net of all reductions	.80%J	.79%	.79%	.79%	.80%	.82%
Net investment income (loss)	.94%J	.86%	.69%	.62%	.57%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$276,789	$225,255	$331,418	$404,526	$449,303	$419,479
Portfolio turnover rateK	116%J	90%	56%	87%	80%	71%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $8.84 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $8.534 per share.

 D Total distributions of $6.56 per share is comprised of distributions from net investment income of $.287 and distributions from net realized gain of $6.276 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Amazon.com, Inc.	21.1
The Home Depot, Inc.	8.7
McDonald's Corp.	5.2
Lowe's Companies, Inc.	4.2
The Booking Holdings, Inc.	3.7
Starbucks Corp.	3.5
Burlington Stores, Inc.	3.4
NIKE, Inc. Class B	3.2
TJX Companies, Inc.	3.1
Royal Caribbean Cruises Ltd.	2.8
58.9

Top Industries (% of fund's net assets)

As of August 31, 2019
Specialty Retail	27.9%
Internet & Direct Marketing Retail	25.3%
Hotels, Restaurants & Leisure	22.3%
Textiles, Apparel & Luxury Goods	8.5%
Multiline Retail	5.6%
All Others*	10.4%

* Includes short-term investments and net other assets (liabilities).

Consumer Discretionary Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	8,497	$1,340,402
Beverages - 0.3%
Distillers & Vintners - 0.2%
Constellation Brands, Inc. Class A (sub. vtg.)	5,958	1,217,517
Soft Drinks - 0.1%
Luckin Coffee, Inc. ADR (a)	4,395	92,735
Monster Beverage Corp. (b)	4,213	247,177
		339,912

TOTAL BEVERAGES		1,557,429

Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (b)	14,358	1,082,450
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (b)	64,756	1,701,140
Pool Corp.	5,205	1,022,158
		2,723,298
Diversified Consumer Services - 1.4%
Education Services - 1.4%
Grand Canyon Education, Inc. (b)	41,423	5,202,729
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	8,790	996,786
		6,199,515
Entertainment - 0.5%
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc. (b)	4,298	402,637
Movies & Entertainment - 0.4%
Live Nation Entertainment, Inc. (b)	7,032	488,794
Netflix, Inc. (b)	2,128	625,100
World Wrestling Entertainment, Inc. Class A	12,893	920,947
		2,034,841

TOTAL ENTERTAINMENT		2,437,478

Food & Staples Retailing - 2.0%
Food Distributors - 1.2%
Performance Food Group Co. (b)	54,892	2,568,397
U.S. Foods Holding Corp. (b)	70,291	2,843,271
		5,411,668
Hypermarkets & Super Centers - 0.8%
BJ's Wholesale Club Holdings, Inc. (b)	103,532	2,718,750
Walmart, Inc.	9,963	1,138,372
		3,857,122

TOTAL FOOD & STAPLES RETAILING		9,268,790

Hotels, Restaurants & Leisure - 22.3%
Casinos & Gaming - 1.8%
Boyd Gaming Corp.	48,934	1,176,373
Churchill Downs, Inc.	16,372	2,018,013
Eldorado Resorts, Inc. (a)(b)	71,007	2,734,480
Wynn Resorts Ltd.	18,609	2,049,781
		7,978,647
Hotels, Resorts & Cruise Lines - 6.5%
Hilton Grand Vacations, Inc. (b)	58,004	1,958,795
Marriott International, Inc. Class A	63,830	8,046,410
Marriott Vacations Worldwide Corp.	35,478	3,497,776
Royal Caribbean Cruises Ltd.	122,848	12,810,589
Wyndham Destinations, Inc.	35,748	1,585,066
Wyndham Hotels & Resorts, Inc.	34,380	1,766,444
		29,665,080
Leisure Facilities - 1.7%
Drive Shack, Inc. (b)	126,600	596,286
Planet Fitness, Inc. (b)	63,096	4,455,209
Vail Resorts, Inc.	11,612	2,743,683
		7,795,178
Restaurants - 12.3%
ARAMARK Holdings Corp.	81,068	3,312,438
Chipotle Mexican Grill, Inc. (b)	5,372	4,503,992
McDonald's Corp.	107,292	23,386,437
Restaurant Brands International, Inc.	29,018	2,275,627
Starbucks Corp.	163,787	15,815,273
Yum! Brands, Inc.	53,915	6,296,194
		55,589,961

TOTAL HOTELS, RESTAURANTS & LEISURE		101,028,866

Household Durables - 3.5%
Home Furnishings - 0.4%
Mohawk Industries, Inc. (b)	15,437	1,835,305
Homebuilding - 3.1%
Cavco Industries, Inc. (b)	5,372	985,601
D.R. Horton, Inc.	114,081	5,643,587
Lennar Corp. Class A	71,593	3,651,243
NVR, Inc. (b)	1,027	3,696,173
		13,976,604

TOTAL HOUSEHOLD DURABLES		15,811,909

Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A (b)	2,344	2,790,602
Internet & Direct Marketing Retail - 25.3%
Internet & Direct Marketing Retail - 25.3%
Amazon.com, Inc. (b)	53,891	95,726,043
eBay, Inc.	34,087	1,373,365
The Booking Holdings, Inc. (b)	8,531	16,775,444
The RealReal, Inc. (a)	22,895	299,238
Wayfair LLC Class A (b)	3,712	418,491
		114,592,581
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (b)	11,037	1,203,585
Leisure Products - 0.5%
Leisure Products - 0.5%
Mattel, Inc. (a)(b)	160,048	1,568,470
OneSpaWorld Holdings Ltd. (b)	40,143	630,245
		2,198,715
Multiline Retail - 5.6%
General Merchandise Stores - 5.6%
B&M European Value Retail SA	122,586	533,704
Dollar General Corp.	72,842	11,369,908
Dollar Tree, Inc. (b)	115,131	11,689,250
Ollie's Bargain Outlet Holdings, Inc. (b)	31,869	1,767,136
		25,359,998
Specialty Retail - 27.9%
Apparel Retail - 9.4%
Burlington Stores, Inc. (b)	74,975	15,181,688
Ross Stores, Inc.	94,527	10,020,807
The Children's Place Retail Stores, Inc.	38,138	3,327,541
TJX Companies, Inc.	251,913	13,847,658
		42,377,694
Automotive Retail - 2.9%
AutoZone, Inc. (b)	4,493	4,949,893
Monro, Inc.	19,465	1,512,820
O'Reilly Automotive, Inc. (b)	17,384	6,671,284
		13,133,997
Computer & Electronics Retail - 0.9%
Best Buy Co., Inc.	61,743	3,929,942
Home Improvement Retail - 13.4%
Floor & Decor Holdings, Inc. Class A (b)	43,106	2,121,677
Lowe's Companies, Inc.	171,728	19,267,882
The Home Depot, Inc.	172,802	39,383,304
		60,772,863
Specialty Stores - 1.3%
Five Below, Inc. (b)	17,679	2,172,219
National Vision Holdings, Inc. (b)	7,453	211,367
Ulta Beauty, Inc. (b)	15,158	3,603,511
		5,987,097

TOTAL SPECIALTY RETAIL		126,201,593

Textiles, Apparel & Luxury Goods - 8.5%
Apparel, Accessories & Luxury Goods - 5.2%
adidas AG	2,869	850,411
Canada Goose Holdings, Inc. (b)	19,534	728,454
Capri Holdings Ltd. (b)	95,621	2,522,482
Carter's, Inc.	13,088	1,197,290
G-III Apparel Group Ltd. (b)	29,497	604,983
Hermes International SCA	684	466,837
Kering SA	1,980	958,363
lululemon athletica, Inc. (b)	2,930	541,083
LVMH Moet Hennessy Louis Vuitton SE	4,884	1,947,672
PVH Corp.	82,906	6,284,275
Tapestry, Inc.	212,182	4,381,558
VF Corp.	39,166	3,209,654
		23,693,062
Footwear - 3.3%
NIKE, Inc. Class B	167,530	14,156,285
Puma AG	7,433	564,086
		14,720,371

TOTAL TEXTILES, APPAREL & LUXURY GOODS		38,413,433

TOTAL COMMON STOCKS
(Cost $331,571,592)		452,210,644

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.13% (c)	280,309	280,365
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	4,349,121	4,349,556
TOTAL MONEY MARKET FUNDS
(Cost $4,629,921)		4,629,921
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $336,201,513)		456,840,565
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(3,769,773)
NET ASSETS - 100%		$453,070,792

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,424
Fidelity Securities Lending Cash Central Fund	6,898
Total	$23,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$452,210,644	$450,262,972	$1,947,672	$--
Money Market Funds	4,629,921	4,629,921	--	--
Total Investments in Securities:	$456,840,565	$454,892,893	$1,947,672	$--

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,247,412) — See accompanying schedule: Unaffiliated issuers (cost $331,571,592)	$452,210,644
Fidelity Central Funds (cost $4,629,921)	4,629,921
Total Investment in Securities (cost $336,201,513)		$456,840,565
Foreign currency held at value (cost $1)		1
Receivable for investments sold		2,040,056
Receivable for fund shares sold		228,068
Dividends receivable		305,496
Distributions receivable from Fidelity Central Funds		4,668
Prepaid expenses		6,641
Other receivables		39,852
Total assets		459,465,347
Liabilities
Payable for investments purchased	$709,276
Payable for fund shares redeemed	1,032,581
Accrued management fee	202,856
Other affiliated payables	79,710
Other payables and accrued expenses	24,499
Collateral on securities loaned	4,345,633
Total liabilities		6,394,555
Net Assets		$453,070,792
Net Assets consist of:
Paid in capital		$332,096,213
Total distributable earnings (loss)		120,974,579
Net Assets, for 9,712,902 shares outstanding		$453,070,792
Net Asset Value, offering price and redemption price per share ($453,070,792 ÷ 9,712,902 shares)		$46.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$2,301,714
Income from Fidelity Central Funds (including $6,898 from security lending)		23,322
Total income		2,325,036
Expenses
Management fee	$1,224,056
Transfer agent fees	383,543
Accounting and security lending fees	88,886
Custodian fees and expenses	6,252
Independent trustees' fees and expenses	1,239
Registration fees	28,012
Audit	22,133
Legal	854
Interest	1,386
Miscellaneous	2,200
Total expenses before reductions	1,758,561
Expense reductions	(13,539)
Total expenses after reductions		1,745,022
Net investment income (loss)		580,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,441,818
Redemptions in-kind with affiliated entities	4,367,345
Fidelity Central Funds	(2)
Foreign currency transactions	4,836
Total net realized gain (loss)		6,813,997
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	23,399,234
Assets and liabilities in foreign currencies	(221)
Total change in net unrealized appreciation (depreciation)		23,399,013
Net gain (loss)		30,213,010
Net increase (decrease) in net assets resulting from operations		$30,793,024

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$580,014	$1,297,625
Net realized gain (loss)	6,813,997	143,683,921
Change in net unrealized appreciation (depreciation)	23,399,013	(143,507,509)
Net increase (decrease) in net assets resulting from operations	30,793,024	1,474,037
Distributions to shareholders	(9,401,744)	(19,190,653)
Share transactions
Proceeds from sales of shares	74,246,010	214,831,882
Reinvestment of distributions	8,923,693	18,576,766
Cost of shares redeemed	(84,678,239)	(602,441,033)
Net increase (decrease) in net assets resulting from share transactions	(1,508,536)	(369,032,385)
Total increase (decrease) in net assets	19,882,744	(386,749,001)
Net Assets
Beginning of period	433,188,048	819,937,049
End of period	$453,070,792	$433,188,048
Other Information
Shares
Sold	1,590,899	4,770,097
Issued in reinvestment of distributions	193,028	447,659
Redeemed	(1,846,584)	(14,225,363)
Net increase (decrease)	(62,657)	(9,007,607)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Discretionary Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$44.31	$43.65	$37.00	$32.38	$35.23	$33.30
Income from Investment Operations
Net investment income (loss)B	.06	.12	.16	.21	.24	.15
Net realized and unrealized gain (loss)	3.25	1.87	8.17	4.73	(1.79)	4.39
Total from investment operations	3.31	1.99	8.33	4.94	(1.55)	4.54
Distributions from net investment income	–	(.15)	(.14)	(.32)	(.18)	(.11)
Distributions from net realized gain	(.97)	(1.18)	(1.54)	–	(1.13)	(2.51)
Total distributions	(.97)	(1.33)	(1.68)	(.32)	(1.30)C	(2.61)D
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$46.65	$44.31	$43.65	$37.00	$32.38	$35.23
Total ReturnF,G	7.50%	4.81%	22.79%	15.29%	(4.60)%	14.79%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.78%	.78%	.76%	.77%	.79%
Expenses net of fee waivers, if any	.77%J	.77%	.78%	.76%	.77%	.79%
Expenses net of all reductions	.76%J	.77%	.77%	.76%	.76%	.79%
Net investment income (loss)	.25%J	.27%	.40%	.60%	.71%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$453,071	$433,188	$819,937	$828,992	$1,119,021	$1,078,988
Portfolio turnover rateK	46%J,L	46%L	74%	39%L	69%	109%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $1.126 per share.

 D Total distributions of $2.61 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $2.508 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
McDonald's Corp.	23.0
Starbucks Corp.	18.6
Yum! Brands, Inc.	6.4
Royal Caribbean Cruises Ltd.	4.2
Hilton Worldwide Holdings, Inc.	4.0
Marriott International, Inc. Class A	3.4
Chipotle Mexican Grill, Inc.	3.3
Wynn Resorts Ltd.	2.9
Hilton Grand Vacations, Inc.	2.6
Planet Fitness, Inc.	2.4
70.8

Top Industries (% of fund's net assets)

As of August 31, 2019
Hotels, Restaurants & Leisure	85.8%
Diversified Consumer Services	6.3%
Food & Staples Retailing	2.3%
Internet & Direct Marketing Retail	2.3%
Leisure Products	0.9%
All Others*	2.4%

* Includes short-term investments and net other assets (liabilities).

Leisure Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Diversified Consumer Services - 6.3%
Education Services - 5.0%
Bright Horizons Family Solutions, Inc. (a)	66,800	$11,025,340
Chegg, Inc. (a)(b)	102,400	4,059,136
Grand Canyon Education, Inc. (a)	104,400	13,112,640
		28,197,116
Specialized Consumer Services - 1.3%
ServiceMaster Global Holdings, Inc. (a)	102,834	5,865,651
Weight Watchers International, Inc. (a)	38,300	1,148,617
		7,014,268

TOTAL DIVERSIFIED CONSUMER SERVICES		35,211,384

Food & Staples Retailing - 2.3%
Food Distributors - 2.3%
Performance Food Group Co. (a)	197,500	9,241,025
U.S. Foods Holding Corp. (a)	90,200	3,648,590
		12,889,615
Hotels, Restaurants & Leisure - 85.8%
Casinos & Gaming - 10.1%
Boyd Gaming Corp.	229,600	5,519,584
Caesars Entertainment Corp. (a)	596,100	6,861,111
Churchill Downs, Inc.	92,100	11,352,246
Eldorado Resorts, Inc. (a)(b)	215,800	8,310,458
Las Vegas Sands Corp.	139,408	7,732,962
Scientific Games Corp. Class A (a)(b)	40,500	748,440
Wynn Resorts Ltd.	147,400	16,236,110
		56,760,911
Hotels, Resorts & Cruise Lines - 16.6%
Carnival Corp.	83,200	3,667,456
Hilton Grand Vacations, Inc. (a)	429,612	14,507,997
Hilton Worldwide Holdings, Inc.	243,797	22,519,529
Marriott International, Inc. Class A	151,193	19,059,390
Marriott Vacations Worldwide Corp.	92,097	9,079,843
Norwegian Cruise Line Holdings Ltd. (a)	16,900	857,675
Royal Caribbean Cruises Ltd.	225,590	23,524,525
		93,216,415
Leisure Facilities - 5.0%
Planet Fitness, Inc. (a)	195,000	13,768,950
SeaWorld Entertainment, Inc. (a)	49,500	1,435,995
Vail Resorts, Inc.	54,300	12,830,004
		28,034,949
Restaurants - 54.1%
Chipotle Mexican Grill, Inc. (a)	22,450	18,822,529
Denny's Corp. (a)	24,100	568,519
McDonald's Corp.	593,508	129,366,939
Restaurant Brands International, Inc.	59,200	4,642,536
Restaurant Brands International, Inc.	76,500	6,001,425
Shake Shack, Inc. Class A (a)	23,000	2,280,680
Starbucks Corp.	1,082,400	104,516,544
Wendy's Co.	98,200	2,160,400
Yum! Brands, Inc.	306,016	35,736,548
		304,096,120

TOTAL HOTELS, RESTAURANTS & LEISURE		482,108,395

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (a)	1,500	1,785,795
Internet & Direct Marketing Retail - 2.3%
Internet & Direct Marketing Retail - 2.3%
Etsy, Inc. (a)	36,700	1,937,393
The Booking Holdings, Inc. (a)	5,600	11,011,896
		12,949,289
Leisure Products - 0.9%
Leisure Products - 0.9%
OneSpaWorld Holdings Ltd. (a)(b)	335,300	5,264,210
Software - 0.3%
Application Software - 0.3%
2U, Inc. (a)(b)	20,524	366,969
Sciplay Corp. (A Shares)	115,000	1,093,650
		1,460,619
TOTAL COMMON STOCKS
(Cost $356,766,618)		551,669,307

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.13% (c)	8,985,907	8,987,705
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	8,723,613	8,724,485
TOTAL MONEY MARKET FUNDS
(Cost $17,712,190)		17,712,190
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $374,478,808)		569,381,497
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(7,443,837)
NET ASSETS - 100%		$561,937,660

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,500
Fidelity Securities Lending Cash Central Fund	29,501
Total	$66,001

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,546,335) — See accompanying schedule: Unaffiliated issuers (cost $356,766,618)	$551,669,307
Fidelity Central Funds (cost $17,712,190)	17,712,190
Total Investment in Securities (cost $374,478,808)		$569,381,497
Foreign currency held at value (cost $529)		502
Receivable for investments sold		524,929
Receivable for fund shares sold		1,495,442
Dividends receivable		980,498
Distributions receivable from Fidelity Central Funds		21,614
Prepaid expenses		4,864
Other receivables		2,578
Total assets		572,411,924
Liabilities
Payable to custodian bank	$524,930
Payable for investments purchased	392,308
Payable for fund shares redeemed	483,390
Accrued management fee	245,417
Other affiliated payables	88,507
Other payables and accrued expenses	21,705
Collateral on securities loaned	8,718,007
Total liabilities		10,474,264
Net Assets		$561,937,660
Net Assets consist of:
Paid in capital		$337,271,146
Total distributable earnings (loss)		224,666,514
Net Assets, for 34,031,921 shares outstanding		$561,937,660
Net Asset Value, offering price and redemption price per share ($561,937,660 ÷ 34,031,921 shares)		$16.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$3,917,078
Income from Fidelity Central Funds (including $29,501 from security lending)		66,001
Total income		3,983,079
Expenses
Management fee	$1,352,350
Transfer agent fees	405,777
Accounting and security lending fees	97,418
Custodian fees and expenses	3,446
Independent trustees' fees and expenses	1,330
Registration fees	28,241
Audit	19,112
Legal	834
Miscellaneous	1,840
Total expenses before reductions	1,910,348
Expense reductions	(7,027)
Total expenses after reductions		1,903,321
Net investment income (loss)		2,079,758
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,389,201
Fidelity Central Funds	(730)
Foreign currency transactions	(697)
Total net realized gain (loss)		30,387,774
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	31,062,042
Assets and liabilities in foreign currencies	(45)
Total change in net unrealized appreciation (depreciation)		31,061,997
Net gain (loss)		61,449,771
Net increase (decrease) in net assets resulting from operations		$63,529,529

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,079,758	$5,025,242
Net realized gain (loss)	30,387,774	52,534,665
Change in net unrealized appreciation (depreciation)	31,061,997	(39,363,294)
Net increase (decrease) in net assets resulting from operations	63,529,529	18,196,613
Distributions to shareholders	(474,937)	(78,505,520)
Share transactions
Proceeds from sales of shares	76,273,671	71,865,525
Reinvestment of distributions	442,514	73,488,183
Cost of shares redeemed	(50,756,035)	(156,662,466)
Net increase (decrease) in net assets resulting from share transactions	25,960,150	(11,308,758)
Redemption fees	–	955
Total increase (decrease) in net assets	89,014,742	(71,616,710)
Net Assets
Beginning of period	472,922,918	544,539,628
End of period	$561,937,660	$472,922,918
Other Information
Shares
Sold	4,754,039	4,800,836
Issued in reinvestment of distributions	29,132	5,206,751
Redeemed	(3,288,460)	(10,316,567)
Net increase (decrease)	1,494,711	(308,980)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Leisure Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A	2018 A	2017 A	2016 A,B	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$14.53	$16.58	$14.14	$12.83	$14.01	$13.51
Income from Investment Operations
Net investment income (loss)C	.06	.16	.18	.16	.15	.13
Net realized and unrealized gain (loss)	1.94	.39	3.31	1.29	(.62)	1.48
Total from investment operations	2.00	.55	3.49	1.45	(.47)	1.61
Distributions from net investment income	–	(.16)	(.14)	(.14)	(.13)	(.15)
Distributions from net realized gain	(.01)	(2.44)	(.91)	–	(.58)	(.96)
Total distributions	(.02)D	(2.60)	(1.05)	(.14)	(.71)	(1.11)
Redemption fees added to paid in capitalC	–	–	–E	–E	–E	–E
Net asset value, end of period	$16.51	$14.53	$16.58	$14.14	$12.83	$14.01
Total ReturnF,G	13.74%	4.48%	24.75%	11.26%	(3.48)%	12.91%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.76%	.77%	.80%	.79%	.80%
Expenses net of fee waivers, if any	.76%J	.76%	.77%	.79%	.79%	.80%
Expenses net of all reductions	.75%J	.76%	.77%	.79%	.78%	.80%
Net investment income (loss)	.82%J	1.05%	1.09%	1.17%	1.08%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$561,938	$472,923	$544,540	$402,941	$416,771	$445,296
Portfolio turnover rateK	52%J	41%	56%	23%	48%	32%L

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.02 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.012 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Amazon.com, Inc.	22.2
The Home Depot, Inc.	16.0
Lowe's Companies, Inc.	5.7
TJX Companies, Inc.	5.2
The Booking Holdings, Inc.	4.9
Dollar General Corp.	4.6
Dollar Tree, Inc.	3.8
Ross Stores, Inc.	3.8
Burlington Stores, Inc.	3.4
O'Reilly Automotive, Inc.	3.0
72.6

Top Industries (% of fund's net assets)

As of August 31, 2019
Specialty Retail	47.0%
Internet & Direct Marketing Retail	31.9%
Multiline Retail	9.7%
Food & Staples Retailing	4.6%
Textiles, Apparel & Luxury Goods	2.8%
All Others*	4.0%

* Includes short-term investments and net other assets (liabilities).

Retailing Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Distributors - 1.1%
Distributors - 1.1%
LKQ Corp. (a)	1,241,400	$32,611,578
Food & Staples Retailing - 4.6%
Food Distributors - 0.9%
U.S. Foods Holding Corp. (a)	659,100	26,660,595
Food Retail - 1.0%
Kroger Co.	1,280,600	30,324,608
Hypermarkets & Super Centers - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	2,451,154	64,367,304
Walmart, Inc.	180,500	20,623,930
		84,991,234

TOTAL FOOD & STAPLES RETAILING		141,976,437

Hotels, Restaurants & Leisure - 0.6%
Hotels, Resorts & Cruise Lines - 0.3%
Hilton Grand Vacations, Inc. (a)	235,300	7,946,081
Leisure Facilities - 0.3%
Drive Shack, Inc. (a)	2,255,600	10,623,876

TOTAL HOTELS, RESTAURANTS & LEISURE		18,569,957

Interactive Media & Services - 1.6%
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	41,500	49,406,995
Internet & Direct Marketing Retail - 31.9%
Internet & Direct Marketing Retail - 31.9%
Amazon.com, Inc. (a)	385,530	684,813,085
eBay, Inc.	2,156,900	86,901,501
Expedia, Inc.	131,100	17,056,110
Liberty Interactive Corp. QVC Group Series A (a)	3,876,900	41,521,599
The Booking Holdings, Inc. (a)	75,980	149,407,832
The RealReal, Inc. (b)	220,700	2,884,549
		982,584,676
Multiline Retail - 9.7%
General Merchandise Stores - 9.7%
Dollar General Corp.	898,700	140,278,083
Dollar Tree, Inc. (a)	1,165,900	118,373,827
Ollie's Bargain Outlet Holdings, Inc. (a)	111,400	6,177,130
Target Corp.	321,000	34,359,840
		299,188,880
Specialty Retail - 47.0%
Apparel Retail - 13.7%
Burlington Stores, Inc. (a)	513,494	103,977,400
Ross Stores, Inc.	1,103,900	117,024,439
The Children's Place Retail Stores, Inc. (b)	484,100	42,237,725
TJX Companies, Inc.	2,914,600	160,215,562
		423,455,126
Automotive Retail - 5.9%
AutoZone, Inc. (a)	72,163	79,501,255
CarMax, Inc. (a)	112,000	9,327,360
O'Reilly Automotive, Inc. (a)	245,986	94,399,587
		183,228,202
Computer & Electronics Retail - 1.8%
Best Buy Co., Inc.	872,500	55,534,625
Home Improvement Retail - 22.8%
Floor & Decor Holdings, Inc. Class A (a)(b)	667,700	32,864,194
Lowe's Companies, Inc.	1,556,500	174,639,300
The Home Depot, Inc.	2,168,200	494,154,462
		701,657,956
Specialty Stores - 2.8%
Five Below, Inc. (a)	235,500	28,935,885
National Vision Holdings, Inc. (a)	319,800	9,069,528
Tiffany & Co., Inc. (b)	441,300	37,453,131
Ulta Beauty, Inc. (a)	40,600	9,651,838
		85,110,382

TOTAL SPECIALTY RETAIL		1,448,986,291

Textiles, Apparel & Luxury Goods - 2.8%
Apparel, Accessories & Luxury Goods - 2.8%
adidas AG	63,000	18,674,068
Capri Holdings Ltd. (a)	154,900	4,086,262
lululemon athletica, Inc. (a)	82,457	15,227,334
PVH Corp.	368,700	27,947,460
Tapestry, Inc.	1,059,100	21,870,415
		87,805,539
Trading Companies & Distributors - 0.2%
Trading Companies & Distributors - 0.2%
Bunzl PLC	234,400	5,741,437
TOTAL COMMON STOCKS
(Cost $1,718,655,823)		3,066,871,790

Money Market Funds - 3.5%
Fidelity Cash Central Fund 2.13% (c)	17,822,986	17,826,550
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	88,616,521	88,625,383
TOTAL MONEY MARKET FUNDS
(Cost $106,451,933)		106,451,933
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $1,825,107,756)		3,173,323,723
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(91,135,655)
NET ASSETS - 100%		$3,082,188,068

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$157,965
Fidelity Securities Lending Cash Central Fund	37,119
Total	$195,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $86,849,322) — See accompanying schedule: Unaffiliated issuers (cost $1,718,655,823)	$3,066,871,790
Fidelity Central Funds (cost $106,451,933)	106,451,933
Total Investment in Securities (cost $1,825,107,756)		$3,173,323,723
Receivable for fund shares sold		1,573,371
Dividends receivable		1,615,063
Distributions receivable from Fidelity Central Funds		21,793
Prepaid expenses		22,913
Other receivables		8,312
Total assets		3,176,565,175
Liabilities
Payable for fund shares redeemed	$3,853,319
Accrued management fee	1,344,202
Other affiliated payables	527,093
Other payables and accrued expenses	26,657
Collateral on securities loaned	88,625,836
Total liabilities		94,377,107
Net Assets		$3,082,188,068
Net Assets consist of:
Paid in capital		$1,764,884,217
Total distributable earnings (loss)		1,317,303,851
Net Assets, for 191,847,356 shares outstanding		$3,082,188,068
Net Asset Value, offering price and redemption price per share ($3,082,188,068 ÷ 191,847,356 shares)		$16.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$16,147,501
Income from Fidelity Central Funds (including $37,119 from security lending)		195,084
Total income		16,342,585
Expenses
Management fee	$8,349,001
Transfer agent fees	2,729,047
Accounting and security lending fees	457,427
Custodian fees and expenses	6,395
Independent trustees' fees and expenses	8,567
Registration fees	59,904
Audit	19,188
Legal	3,816
Interest	2,571
Miscellaneous	12,329
Total expenses before reductions	11,648,245
Expense reductions	(21,866)
Total expenses after reductions		11,626,379
Net investment income (loss)		4,716,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,322,209
Fidelity Central Funds	(536)
Foreign currency transactions	(96)
Total net realized gain (loss)		1,321,577
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	257,499,385
Assets and liabilities in foreign currencies	(528)
Total change in net unrealized appreciation (depreciation)		257,498,857
Net gain (loss)		258,820,434
Net increase (decrease) in net assets resulting from operations		$263,536,640

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,716,206	$5,960,029
Net realized gain (loss)	1,321,577	71,852,574
Change in net unrealized appreciation (depreciation)	257,498,857	36,474,379
Net increase (decrease) in net assets resulting from operations	263,536,640	114,286,982
Distributions to shareholders	(61,847,383)	(56,366,884)
Share transactions
Proceeds from sales of shares	305,035,665	1,561,816,984
Reinvestment of distributions	58,885,020	53,788,995
Cost of shares redeemed	(519,012,399)	(967,301,863)
Net increase (decrease) in net assets resulting from share transactions	(155,091,714)	648,304,116
Total increase (decrease) in net assets	46,597,543	706,224,214
Net Assets
Beginning of period	3,035,590,525	2,329,366,311
End of period	$3,082,188,068	$3,035,590,525
Other Information
Shares
Sold	19,280,697	101,600,543
Issued in reinvestment of distributions	3,712,801	3,880,110
Redeemed	(33,341,732)	(65,594,973)
Net increase (decrease)	(10,348,234)	39,885,680

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Retailing Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A	2018 A	2017 A	2016 A,B	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$15.01	$14.35	$11.56	$9.88	$9.53	$8.84
Income from Investment Operations
Net investment income (loss)C	.02	.03	.04	.01	.01D	.03E
Net realized and unrealized gain (loss)	1.35	.93	3.23	1.69	.47	1.38
Total from investment operations	1.37	.96	3.27	1.70	.48	1.41
Distributions from net investment income	–	(.02)	(.03)	(.02)	(.02)	(.02)
Distributions from net realized gain	(.31)	(.27)	(.45)	–	(.11)	(.70)
Total distributions	(.31)	(.30)F	(.48)	(.02)	(.13)	(.72)
Redemption fees added to paid in capitalC	–	–	–	–G	–	–G
Net asset value, end of period	$16.07	$15.01	$14.35	$11.56	$9.88	$9.53
Total ReturnH,I	9.17%	6.83%	28.66%	17.20%	5.11%	17.29%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.75%L	.76%	.78%	.78%	.81%	.81%
Expenses net of fee waivers, if any	.75%L	.75%	.77%	.78%	.80%	.81%
Expenses net of all reductions	.75%L	.75%	.77%	.78%	.80%	.81%
Net investment income (loss)	.30%L	.20%	.29%	.07%	.14%D	.36%E
Supplemental Data
Net assets, end of period (000 omitted)	$3,082,188	$3,035,591	$2,329,366	$1,924,403	$1,849,996	$915,177
Portfolio turnover rateM	14%L	34%	24%	17%	11%	31%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 F Total distributions of $.30 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.272 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Communication Services Portfolio. Communication Services Portfolio offers Class A, Class M, Class C, Communication Services, Class I and Class Z shares. Communication Services Portfolio commenced sale of Class A, Class M, Class C, Class I and Class Z on November 30, 2018. Each class of Communication Services Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Communication Services Portfolio, investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Automotive Portfolio	$27,870,699	$9,991,640	$(1,664,590)	$8,327,050
Communication Services Portfolio	501,541,963	141,554,973	(12,055,199)	129,499,774
Construction and Housing Portfolio	181,710,616	99,724,154	(6,338,892)	93,385,262
Consumer Discretionary Portfolio	337,979,072	138,888,416	(20,026,923)	118,861,493
Leisure Portfolio	376,590,179	206,785,287	(13,993,969)	192,791,318
Retailing Portfolio	1,828,779,574	1,463,119,288	(118,575,139)	1,344,544,149

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to February 28,2019, and ordinary losses recognized during the period January 1, 2019 to February 28, 2019. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Communication Services Portfolio	$–	$(189,476)
Consumer Discretionary Portfolio	(2,137,903)	(92,910)
Retailing Portfolio	(31,872,385)	–

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	5,392,954	12,204,284
Communication Services Portfolio	183,294,415	174,791,604
Construction and Housing Portfolio	155,766,799	143,635,711
Consumer Discretionary Portfolio	107,871,265	103,839,694
Leisure Portfolio	152,996,871	129,024,308
Retailing Portfolio	223,095,267	430,836,057

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.24%	.54%
Communication Services Portfolio	.30%	.24%	.54%
Construction and Housing Portfolio	.30%	.24%	.54%
Consumer Discretionary Portfolio	.30%	.24%	.54%
Leisure Portfolio	.30%	.24%	.54%
Retailing Portfolio	.30%	.24%	.54%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Communication Services Portfolio has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Communication Services Portfolio
Class A	-%	.25%	$3,648	$409
Class M	.25%	.25%	1,893	248
Class C	.75%	.25%	2,574	1,245
			$8,115	$1,902

Sales Load. For Communication Services Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Communication Services Portfolio
Class A	$7,283
Class M	499
Class C(a)	60
$7,842

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class (Communication Services Portfolio) or Fund (all other Funds). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective class or Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were as follows:

	Amount	% of Average Net Assets(a)
Automotive Portfolio	$42,879.24
Communication Services Portfolio
Class A	2,945.20
Class M	961.25
Class C	747.29
Communication Services	558,188.18
Class I	1,174.17
Class Z	229.05
	564,244
Construction and Housing Portfolio	237,262.19
Consumer Discretionary Portfolio	383,543.17
Leisure Portfolio	405,777.16
Retailing Portfolio	2,729,047.18

 (a) Annualized.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with each Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annualized rates:

% of Average Net Assets
Automotive Portfolio	.04
Communication Services Portfolio	.04
Construction and Housing Portfolio	.04
Consumer Discretionary Portfolio	.04
Leisure Portfolio	.04
Retailing Portfolio	.03

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$257
Communication Services Portfolio	4,511
Construction and Housing Portfolio	2,207
Consumer Discretionary Portfolio	1,476
Leisure Portfolio	2,150
Retailing Portfolio	2,762

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Communication Services Portfolio	Borrower	$4,557,375	2.69%	$2,721
Consumer Discretionary Portfolio	Borrower	$3,756,800	2.66%	$1,386
Retailing Portfolio	Borrower	$7,600,800	2.43%	$2,571

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 233,442 shares of Consumer Discretionary Portfolio were redeemed in-kind for investments and cash with a value of $10,509,560. The net realized gain of $4,367,345 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Consumer Discretionary Portfolio recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 10,019,311 shares of Consumer Discretionary Portfolio were redeemed in-kind for investments and cash with a value of $420,009,534. Consumer Discretionary Portfolio had a net realized gain of $132,629,032 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Consumer Discretionary Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Automotive Portfolio	$51
Communication Services Portfolio	792
Construction and Housing Portfolio	316
Consumer Discretionary Portfolio	600
Leisure Portfolio	636
Retailing Portfolio	4,180

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending fees paid to NFS were as follows:

Automotive Portfolio	$713
Communication Services Portfolio	977
Construction and Housing Portfolio	11
Consumer Discretionary Portfolio	606
Leisure Portfolio	2,443
Retailing Portfolio	2,046

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custodian credits	Transfer Agent credits
Automotive Portfolio	$1,041	$–	$–
Communication Services Portfolio	15,549	–	84
Construction and Housing Portfolio	6,943	–	–
Consumer Discretionary Portfolio	11,915	–	–
Leisure Portfolio	4,888	–	404
Retailing Portfolio	9,863	484	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund level and class level operating expenses as follows:

Amount
Automotive Portfolio	$144
Communication Services Portfolio	2,006
Construction and Housing Portfolio	836
Consumer Discretionary Portfolio	1,624
Leisure Portfolio	1,735
Retailing Portfolio	11,519

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Communication Services Portfolio
Distributions to shareholders
Class A	$302,911	$7,552
Class M	146,807	7,531
Class C	126,890	7,488
Communication Services	142,138,463	67,398,247
Class I	181,895	7,576
Class Z	183,109	7,586
Total	$143,080,075	$67,435,980

 (a) Distributions for Class A, Class M, Class C, Class I and Class Z are for the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year ended February 28, 2019(a)	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Communication Services Portfolio
Class A
Shares sold	72,760	9,932	$4,651,098	$728,750
Reinvestment of distributions	4,821	108	299,154	7,552
Shares redeemed	(5,801)	(486)	(368,278)	(36,085)
Net increase (decrease)	71,780	9,554	$4,581,974	$700,217
Class M
Shares sold	11,049	6,375	$705,931	$476,789
Reinvestment of distributions	2,368	108	146,807	7,531
Shares redeemed	(1,875)	–	(116,365)	–
Net increase (decrease)	11,542	6,483	$736,373	$484,320
Class C
Shares sold	7,071	4,996	$460,061	$372,785
Reinvestment of distributions	2,051	107	126,890	7,488
Shares redeemed	(4,631)	(60)	(280,641)	(4,466)
Net increase (decrease)	4,491	5,043	$306,310	$375,807
Communication Services
Shares sold	1,691,263	2,437,944	$107,872,812	$187,426,841
Reinvestment of distributions	2,166,420	917,753	134,578,053	64,635,754
Shares redeemed	(1,805,278)	(2,236,410)	(114,244,666)	(166,522,114)
Net increase (decrease)	2,052,405	1,119,287	$128,206,199	$85,540,481
Class I
Shares sold	34,673	7,326	$2,211,847	$539,797
Reinvestment of distributions	2,928	109	181,895	7,576
Shares redeemed	(17,753)	(1,396)	(1,087,957)	(102,385)
Net increase (decrease)	19,848	6,039	$1,305,785	$444,988
Class Z
Shares sold	15,001	6,958	$978,223	$516,550
Reinvestment of distributions	2,937	109	182,512	7,586
Shares redeemed	(258)	–	(16,051)	–
Net increase (decrease)	17,680	7,067	$1,144,684	$524,136

 (a) Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period November 30, 2018 (commencement of sale of shares) to February 28, 2019..

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Automotive Portfolio	1.01%
Actual		$1,000.00	$989.30	$5.05
Hypothetical-C		$1,000.00	$1,020.06	$5.13
Communication Services Portfolio
Class A	1.05%
Actual		$1,000.00	$1,097.10	$5.53
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class M	1.35%
Actual		$1,000.00	$1,095.50	$7.11
Hypothetical-C		$1,000.00	$1,018.35	$6.85
Class C	1.89%
Actual		$1,000.00	$1,092.50	$9.94
Hypothetical-C		$1,000.00	$1,015.63	$9.58
Communication Services	.78%
Actual		$1,000.00	$1,098.60	$4.11
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Class I	.77%
Actual		$1,000.00	$1,098.80	$4.06
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Class Z	.65%
Actual		$1,000.00	$1,099.40	$3.43
Hypothetical-C		$1,000.00	$1,021.87	$3.30
Construction and Housing Portfolio	.80%
Actual		$1,000.00	$1,168.50	$4.36
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Consumer Discretionary Portfolio	.77%
Actual		$1,000.00	$1,075.00	$4.02
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Leisure Portfolio	.76%
Actual		$1,000.00	$1,137.40	$4.08
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Retailing Portfolio	.75%
Actual		$1,000.00	$1,091.70	$3.94
Hypothetical-C		$1,000.00	$1,021.37	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCON-SANN-1019
1.813637.114

Fidelity® Select Portfolios® Energy Sector Energy Portfolio Energy Service Portfolio Natural Gas Portfolio Natural Resources Portfolio Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Energy Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Energy Service Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Natural Gas Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Natural Resources Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Chevron Corp.	18.3
EOG Resources, Inc.	6.7
Valero Energy Corp.	6.4
Exxon Mobil Corp.	5.4
Pioneer Natural Resources Co.	5.2
Phillips 66 Co.	4.8
ConocoPhillips Co.	4.5
Diamondback Energy, Inc.	4.2
Marathon Petroleum Corp.	3.3
Hess Corp.	2.7
61.5

Top Industries (% of fund's net assets)

As of August 31, 2019
Oil, Gas & Consumable Fuels	91.3%
Energy Equipment & Services	5.7%
Machinery	0.3%
Electric Utilities	0.2%
Chemicals	0.2%
All Others*	2.3%

* Includes short-term investments and net other assets (liabilities).

Energy Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Chemicals - 0.2%
Commodity Chemicals - 0.2%
LG Chemical Ltd.	4,005	$1,093,602
LyondellBasell Industries NV Class A	12,100	936,298
		2,029,900
Electric Utilities - 0.2%
Electric Utilities - 0.2%
ORSTED A/S (a)	21,300	2,033,759
Energy Equipment & Services - 5.7%
Oil & Gas Drilling - 0.6%
AKITA Drilling Ltd. Class A (non-vtg.)	265,464	350,921
Odfjell Drilling Ltd. (b)	656,180	1,821,882
Patterson-UTI Energy, Inc.	155,900	1,348,535
Shelf Drilling Ltd. (a)(b)	914,367	1,851,372
		5,372,710
Oil & Gas Equipment & Services - 5.1%
Baker Hughes, A GE Co. Class A	580,540	12,591,913
Dmc Global, Inc.	24,350	1,057,521
Forum Energy Technologies, Inc. (b)	599,819	845,745
Halliburton Co.	209,600	3,948,864
RigNet, Inc. (b)	498,801	3,910,600
Schlumberger Ltd.	424,758	13,774,902
Solaris Oilfield Infrastructure, Inc. Class A	462,300	6,356,625
Tenaris SA sponsored ADR	121,900	2,637,916
		45,124,086

TOTAL ENERGY EQUIPMENT & SERVICES		50,496,796

Machinery - 0.3%
Industrial Machinery - 0.3%
ProPetro Holding Corp. (b)	210,023	2,236,745
Oil, Gas & Consumable Fuels - 91.3%
Integrated Oil & Gas - 28.4%
Chevron Corp.	1,388,623	163,468,699
Exxon Mobil Corp.	701,148	48,014,615
Occidental Petroleum Corp.	531,600	23,113,968
Suncor Energy, Inc.	660,300	19,312,064
		253,909,346
Oil & Gas Exploration & Production - 41.3%
Berry Petroleum Corp.	400,000	3,196,000
Black Stone Minerals LP	78,100	1,112,144
Brigham Minerals, Inc. Class A	108,700	2,172,913
Cabot Oil & Gas Corp.	747,400	12,795,488
Canadian Natural Resources Ltd.	111,100	2,654,417
Carrizo Oil & Gas, Inc. (b)	51,500	426,935
Concho Resources, Inc.	46,728	3,418,153
ConocoPhillips Co.	779,200	40,658,656
Continental Resources, Inc.	379,088	11,069,370
Devon Energy Corp.	905,100	19,903,149
Diamondback Energy, Inc.	386,747	37,932,146
Encana Corp. (Toronto)	1,120,942	4,967,371
EOG Resources, Inc.	803,364	59,601,575
EQT Corp.	55,400	563,418
Hess Corp.	378,300	23,813,985
Kosmos Energy Ltd.	1,409,500	8,908,040
Lundin Petroleum AB	226,900	6,893,937
Magnolia Oil & Gas Corp. Class A (b)	1,029,800	10,514,258
National Energy Services Reunited Corp. (b)	13,300	101,878
Noble Energy, Inc.	1,005,900	22,713,222
Northern Oil & Gas, Inc. (b)(c)	2,834,000	5,214,560
Parex Resources, Inc. (b)	869,200	13,311,543
Parsley Energy, Inc. Class A	526,900	9,436,779
PDC Energy, Inc. (b)	110,351	3,514,679
Pioneer Natural Resources Co.	373,599	46,109,589
Texas Pacific Land Trust	767	502,546
Viper Energy Partners LP	585,959	16,975,232
		368,481,983
Oil & Gas Refining & Marketing - 17.1%
Delek U.S. Holdings, Inc.	300,431	9,839,115
Marathon Petroleum Corp.	595,492	29,304,161
Par Pacific Holdings, Inc. (b)	382,600	8,317,724
Phillips 66 Co.	436,373	43,039,469
Reliance Industries Ltd.	269,232	4,704,486
Valero Energy Corp.	762,600	57,408,528
World Fuel Services Corp.	12,200	468,480
		153,081,963
Oil & Gas Storage & Transport - 4.5%
Cheniere Energy, Inc. (b)	340,300	20,319,313
Enterprise Products Partners LP	327,400	9,334,174
Golar LNG Ltd.	106,900	1,251,799
Noble Midstream Partners LP (b)(d)	101,027	2,457,987
Teekay LNG Partners LP	53,200	772,464
The Williams Companies, Inc.	255,462	6,028,903
		40,164,640

TOTAL OIL, GAS & CONSUMABLE FUELS		815,637,932

TOTAL COMMON STOCKS
(Cost $889,575,865)		872,435,132

Money Market Funds - 0.8%
Fidelity Cash Central Fund 2.13% (e)	5,049,737	5,050,747
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	2,103,455	2,103,666
TOTAL MONEY MARKET FUNDS
(Cost $7,154,413)		7,154,413
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $896,730,278)		879,589,545
NET OTHER ASSETS (LIABILITIES) - 1.5%		13,657,409
NET ASSETS - 100%		$893,246,954

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,885,131 or 0.4% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,457,987 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$4,086,542

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,340
Fidelity Securities Lending Cash Central Fund	12,910
Total	$83,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,903,344) — See accompanying schedule: Unaffiliated issuers (cost $889,575,865)	$872,435,132
Fidelity Central Funds (cost $7,154,413)	7,154,413
Total Investment in Securities (cost $896,730,278)		$879,589,545
Foreign currency held at value (cost $10,385)		10,419
Receivable for investments sold		12,721,219
Receivable for fund shares sold		483,669
Dividends receivable		4,113,497
Distributions receivable from Fidelity Central Funds		9,565
Prepaid expenses		14,547
Other receivables		242,091
Total assets		897,184,552
Liabilities
Payable for fund shares redeemed	922,663
Accrued management fee	413,471
Other affiliated payables	220,784
Other payables and accrued expenses	282,480
Collateral on securities loaned	2,098,200
Total liabilities		3,937,598
Net Assets		$893,246,954
Net Assets consist of:
Paid in capital		$1,317,827,428
Total distributable earnings (loss)		(424,580,474)
Net Assets, for 27,079,566 shares outstanding		$893,246,954
Net Asset Value, offering price and redemption price per share ($893,246,954 ÷ 27,079,566 shares)		$32.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$13,808,265
Income from Fidelity Central Funds (including $12,910 from security lending)		83,250
Total income		13,891,515
Expenses
Management fee	$2,894,797
Transfer agent fees	1,220,084
Accounting and security lending fees	177,480
Custodian fees and expenses	10,101
Independent trustees' fees and expenses	3,104
Registration fees	39,459
Audit	40,643
Legal	1,629
Interest	999
Miscellaneous	6,664
Total expenses before reductions	4,394,960
Expense reductions	(28,168)
Total expenses after reductions		4,366,792
Net investment income (loss)		9,524,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $29,785)	(55,020,792)
Redemptions in-kind with affiliated entities	6,179,274
Fidelity Central Funds	468
Foreign currency transactions	(12,877)
Total net realized gain (loss)		(48,853,927)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $46,024)	(89,878,577)
Assets and liabilities in foreign currencies	85
Total change in net unrealized appreciation (depreciation)		(89,878,492)
Net gain (loss)		(138,732,419)
Net increase (decrease) in net assets resulting from operations		$(129,207,696)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,524,723	$17,770,142
Net realized gain (loss)	(48,853,927)	44,684,339
Change in net unrealized appreciation (depreciation)	(89,878,492)	(128,275,248)
Net increase (decrease) in net assets resulting from operations	(129,207,696)	(65,820,767)
Distributions to shareholders	(1,607,160)	(15,141,238)
Share transactions
Proceeds from sales of shares	95,643,695	441,916,034
Reinvestment of distributions	1,515,626	14,307,440
Cost of shares redeemed	(225,270,911)	(1,001,524,132)
Net increase (decrease) in net assets resulting from share transactions	(128,111,590)	(545,300,658)
Total increase (decrease) in net assets	(258,926,446)	(626,262,663)
Net Assets
Beginning of period	1,152,173,400	1,778,436,063
End of period	$893,246,954	$1,152,173,400
Other Information
Shares
Sold	2,600,383	10,039,540
Issued in reinvestment of distributions	38,674	402,346
Redeemed	(6,285,394)	(23,082,720)
Net increase (decrease)	(3,646,337)	(12,640,834)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Energy Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$37.50	$41.01	$44.10	$32.63	$45.64	$56.25
Income from Investment Operations
Net investment income (loss)B	.32	.49	.75C	.18	.42	.46
Net realized and unrealized gain (loss)	(4.78)	(3.51)	(3.06)	11.58	(12.98)	(6.37)
Total from investment operations	(4.46)	(3.02)	(2.31)	11.76	(12.56)	(5.91)
Distributions from net investment income	(.05)	(.48)	(.68)	(.24)	(.39)	(.46)
Distributions from net realized gain	–	(.01)	(.10)	(.05)	(.07)	(4.23)
Total distributions	(.05)	(.49)	(.78)	(.29)	(.45)D	(4.70)E
Redemption fees added to paid in capitalB	–	–	–	–F	–F	–F
Net asset value, end of period	$32.99	$37.50	$41.01	$44.10	$32.63	$45.64
Total ReturnG,H	(11.91)%	(7.30)%	(5.27)%	36.05%	(27.61)%	(11.25)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.78%	.79%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.81%K	.78%	.79%	.79%	.80%	.79%
Expenses net of all reductions	.81%K	.77%	.78%	.78%	.79%	.79%
Net investment income (loss)	1.77%K	1.12%	1.82%C	.44%	1.03%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$893,247	$1,152,173	$1,778,436	$2,289,350	$1,928,897	$2,179,828
Portfolio turnover rateL	64%K,M	59%M	59%	93%M	79%	73%M

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.48 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

 D Total distributions of $.45 per share is comprised of distributions from net investment income of $.387 and distributions from net realized gain of $.066 per share.

 E Total distributions of $4.70 per share is comprised of distributions from net investment income of $.463 and distributions from net realized gain of $4.233 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Schlumberger Ltd.	17.7
Baker Hughes, A GE Co. Class A	14.1
Halliburton Co.	11.9
National Energy Services Reunited Corp.	3.9
TechnipFMC PLC	3.6
Odfjell Drilling Ltd.	3.1
Patterson-UTI Energy, Inc.	3.1
Nabors Industries Ltd.	2.9
Shelf Drilling Ltd.	2.8
Dril-Quip, Inc.	2.8
65.9

Top Industries (% of fund's net assets)

As of August 31, 2019
Energy Equipment & Services	86.8%
Oil, Gas & Consumable Fuels	6.5%
Machinery	5.3%
All Others*	1.4%

* Includes short-term investments and net other assets (liabilities).

Energy Service Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Energy Equipment & Services - 86.8%
Oil & Gas Drilling - 15.4%
Borr Drilling Ltd. (a)(b)	92,112	$513,519
Helmerich & Payne, Inc.	109,598	4,119,789
Independence Contract Drilling, Inc. (a)	1,249,655	1,312,138
Nabors Industries Ltd. (b)	3,245,678	5,452,739
Odfjell Drilling Ltd. (a)(b)	2,107,082	5,850,308
Patterson-UTI Energy, Inc.	673,790	5,828,284
Shelf Drilling Ltd. (a)(c)	2,651,976	5,369,610
Transocean Ltd. (United States) (a)	121,500	552,825
Valaris PLC Class A (b)	44,362	206,727
		29,205,939
Oil & Gas Equipment & Services - 71.4%
Archrock, Inc.	366,816	3,561,783
Baker Hughes, A GE Co. Class A	1,230,238	26,683,862
C&J Energy Services, Inc. (a)	118,651	1,134,304
Core Laboratories NV (b)	21,100	835,349
CSI Compressco LP	1,243,883	3,657,016
Dril-Quip, Inc. (a)	116,500	5,341,525
Forum Energy Technologies, Inc. (a)	703,397	991,790
Frank's International NV (a)(b)	370,583	1,612,036
FTS International, Inc. (a)	31,700	79,567
Halliburton Co.	1,193,250	22,480,830
Helix Energy Solutions Group, Inc. (a)	304,829	2,206,962
McDermott International, Inc. (a)(b)	350,099	1,652,467
National Oilwell Varco, Inc.	189,300	3,867,399
NCS Multistage Holdings, Inc. (a)	190,737	411,992
Oceaneering International, Inc. (a)	399,825	5,181,732
Oil States International, Inc. (a)	195,625	2,697,669
Ranger Energy Services, Inc. Class A (a)(b)	579,494	3,691,377
RigNet, Inc. (a)(b)	605,035	4,743,474
Schlumberger Ltd.	1,037,911	33,659,452
SEACOR Marine Holdings, Inc. (a)	100	1,303
Smart Sand, Inc. (a)(b)	529,290	1,254,417
Superior Energy Services, Inc. (a)	460,600	154,209
TechnipFMC PLC	274,172	6,810,432
TETRA Technologies, Inc. (a)	1,636,822	2,717,125
TETRA Technologies, Inc. warrants 12/14/21 (a)	300,100	32,171
U.S. Silica Holdings, Inc. (b)	4,200	42,714
Weatherford International PLC (a)	2,162,766	55,259
		135,558,216

TOTAL ENERGY EQUIPMENT & SERVICES		164,764,155

Machinery - 5.3%
Industrial Machinery - 5.3%
Apergy Corp. (a)	146,648	3,809,915
Cactus, Inc. (a)	103,000	2,623,410
ProPetro Holding Corp. (a)	334,900	3,566,685
		10,000,010
Oil, Gas & Consumable Fuels - 6.5%
Oil & Gas Exploration & Production - 3.9%
National Energy Services Reunited Corp. (a)(b)	956,069	7,323,489
Oil & Gas Storage & Transport - 2.6%
Cheniere Energy, Inc. (a)	68,512	4,090,852
Golar LNG Ltd.	72,833	852,874
		4,943,726

TOTAL OIL, GAS & CONSUMABLE FUELS		12,267,215

TOTAL COMMON STOCKS
(Cost $311,548,233)		187,031,380

Money Market Funds - 4.4%
Fidelity Cash Central Fund 2.13% (d)	2,744,954	2,745,503
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	5,701,041	5,701,611
TOTAL MONEY MARKET FUNDS
(Cost $8,446,717)		8,447,114
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $319,994,950)		195,478,494
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(5,731,872)
NET ASSETS - 100%		$189,746,622

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,369,610 or 2.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,748
Fidelity Securities Lending Cash Central Fund	27,883
Total	$42,631

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Enterprise Group, Inc.	$1,104,089	$--	$805,986	$--	$(6,662,065)	$6,363,962	$--
Superior Drilling Products, Inc.	3,855,310	--	2,755,415	--	(3,822,347)	2,722,452	--
Total	$4,959,399	$--	$3,561,401	$--	$(10,484,412)	$9,086,414	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$187,031,380	$186,999,209	$32,171	$--
Money Market Funds	8,447,114	8,447,114	--	--
Total Investments in Securities:	$195,478,494	$195,446,323	$32,171	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	62.8%
Curacao	17.7%
Bermuda	6.6%
British Virgin Islands	3.9%
United Kingdom	3.7%
Norway	2.8%
Netherlands	1.3%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,495,692) — See accompanying schedule: Unaffiliated issuers (cost $311,548,233)	$187,031,380
Fidelity Central Funds (cost $8,446,717)	8,447,114
Total Investment in Securities (cost $319,994,950)		$195,478,494
Receivable for fund shares sold		271,765
Dividends receivable		117,147
Distributions receivable from Fidelity Central Funds		4,163
Prepaid expenses		3,357
Other receivables		69,989
Total assets		195,944,915
Liabilities
Payable for fund shares redeemed	$267,355
Accrued management fee	87,003
Other affiliated payables	61,800
Other payables and accrued expenses	79,959
Collateral on securities loaned	5,702,176
Total liabilities		6,198,293
Net Assets		$189,746,622
Net Assets consist of:
Paid in capital		$536,385,397
Total distributable earnings (loss)		(346,638,775)
Net Assets, for 8,986,750 shares outstanding		$189,746,622
Net Asset Value, offering price and redemption price per share ($189,746,622 ÷ 8,986,750 shares)		$21.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$2,087,765
Income from Fidelity Central Funds (including $27,883 from security lending)		42,631
Total income		2,130,396
Expenses
Management fee	$692,099
Transfer agent fees	360,082
Accounting and security lending fees	50,566
Custodian fees and expenses	4,736
Independent trustees' fees and expenses	765
Registration fees	26,218
Audit	26,745
Legal	678
Miscellaneous	1,291
Total expenses before reductions	1,163,180
Expense reductions	(24,870)
Total expenses after reductions		1,138,310
Net investment income (loss)		992,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(63,992,552)
Fidelity Central Funds	(237)
Other affiliated issuers	(10,484,412)
Foreign currency transactions	(5,849)
Total net realized gain (loss)		(74,483,050)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(28,746,247)
Affiliated issuers	9,086,414
Assets and liabilities in foreign currencies	1,994
Total change in net unrealized appreciation (depreciation)		(19,657,839)
Net gain (loss)		(94,140,889)
Net increase (decrease) in net assets resulting from operations		$(93,148,803)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$992,086	$2,432,011
Net realized gain (loss)	(74,483,050)	(32,141,097)
Change in net unrealized appreciation (depreciation)	(19,657,839)	(62,884,617)
Net increase (decrease) in net assets resulting from operations	(93,148,803)	(92,593,703)
Distributions to shareholders	–	(2,784,223)
Share transactions
Proceeds from sales of shares	73,489,266	135,703,149
Reinvestment of distributions	–	2,638,204
Cost of shares redeemed	(93,943,337)	(152,668,531)
Net increase (decrease) in net assets resulting from share transactions	(20,454,071)	(14,327,178)
Total increase (decrease) in net assets	(113,602,874)	(109,705,104)
Net Assets
Beginning of period	303,349,496	413,054,600
End of period	$189,746,622	$303,349,496
Other Information
Shares
Sold	2,631,975	3,781,710
Issued in reinvestment of distributions	–	94,121
Redeemed	(3,554,333)	(3,793,132)
Net increase (decrease)	(922,358)	82,699

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Energy Service Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$30.61	$42.04	$54.70	$37.54	$54.34	$86.13
Income from Investment Operations
Net investment income (loss)B	.10	.26	1.41C	.17	.45	.45
Net realized and unrealized gain (loss)	(9.60)	(11.37)	(10.86)	17.22	(16.85)	(23.10)
Total from investment operations	(9.50)	(11.11)	(9.45)	17.39	(16.40)	(22.65)
Distributions from net investment income	–	(.32)	(1.77)	(.23)	(.40)	(.39)
Distributions from net realized gain	–	–	(1.43)	–	–	(8.75)
Total distributions	–	(.32)	(3.21)D	(.23)	(.40)	(9.14)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$21.11	$30.61	$42.04	$54.70	$37.54	$54.34
Total ReturnF,G	(31.04)%	(26.36)%	(17.41)%	46.36%	(30.30)%	(27.82)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.90%J	.84%	.84%	.85%	.85%	.79%
Expenses net of fee waivers, if any	.90%J	.84%	.84%	.85%	.84%	.79%
Expenses net of all reductions	.88%J	.81%	.82%	.84%	.81%	.79%
Net investment income (loss)	.77%J	.65%	3.04%C	.36%	.92%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$189,747	$303,349	$413,055	$734,091	$435,375	$698,803
Portfolio turnover rateK	55%J	80%	62%	96%	58%	55%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $1.34 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%.

 D Total distributions of $3.21 per share is comprised of distributions from net investment income of $1.774 and distributions from net realized gain of $1.431 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
EOG Resources, Inc.	7.2
The Williams Companies, Inc.	6.9
Enbridge, Inc.	6.7
Noble Energy, Inc.	5.6
Schlumberger Ltd.	5.3
Devon Energy Corp.	5.2
PDC Energy, Inc.	4.9
Encana Corp.	4.8
CenterPoint Energy, Inc.	4.6
Targa Resources Corp.	4.0
55.2

Top Industries (% of fund's net assets)

As of August 31, 2019
Oil, Gas & Consumable Fuels	70.9%
Energy Equipment & Services	18.0%
Multi-Utilities	5.7%
Gas Utilities	2.7%
Road & Rail	2.5%
All Others*	0.2%

* Includes short-term investments and net other assets (liabilities).

Natural Gas Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Energy Equipment & Services - 18.0%
Oil & Gas Drilling - 2.6%
Borr Drilling Ltd. (a)	4,800	$26,760
Borr Drilling Ltd.	46,200	269,808
Independence Contract Drilling, Inc. (a)	222,415	233,536
Shelf Drilling Ltd. (a)(b)	1,671,956	3,385,306
		3,915,410
Oil & Gas Equipment & Services - 15.4%
Baker Hughes, A GE Co. Class A	63,900	1,385,991
Forum Energy Technologies, Inc. (a)	1,655,314	2,333,993
Halliburton Co.	136,800	2,577,312
NCS Multistage Holdings, Inc. (a)	1,119,877	2,418,934
Ranger Energy Services, Inc. Class A (a)	142,306	906,489
RigNet, Inc. (a)	747,035	5,856,754
Schlumberger Ltd.	253,718	8,228,075
Weatherford International PLC (a)	265,800	6,791
		23,714,339

TOTAL ENERGY EQUIPMENT & SERVICES		27,629,749

Gas Utilities - 2.7%
Gas Utilities - 2.7%
South Jersey Industries, Inc.	15,300	494,802
UGI Corp.	76,600	3,728,122
		4,222,924
Multi-Utilities - 5.7%
Multi-Utilities - 5.7%
CenterPoint Energy, Inc.	255,900	7,085,871
NiSource, Inc.	57,400	1,696,170
		8,782,041
Oil, Gas & Consumable Fuels - 70.9%
Integrated Oil & Gas - 3.6%
Occidental Petroleum Corp.	128,400	5,582,832
Unit Corp. (a)	14,100	42,723
		5,625,555
Oil & Gas Exploration & Production - 42.6%
Advantage Oil & Gas Ltd. (a)	32,100	35,683
Antero Resources Corp. (a)(c)	85,400	270,718
ARC Resources Ltd.	88,100	371,881
Berry Petroleum Corp.	13,300	106,267
Bonanza Creek Energy, Inc. (a)	10,200	230,112
Cabot Oil & Gas Corp.	77,400	1,325,088
Carrizo Oil & Gas, Inc. (a)	17,500	145,075
Centennial Resource Development, Inc. Class A (a)	442,300	2,131,886
Cimarex Energy Co.	42,000	1,796,760
CNX Resources Corp. (a)	15,700	125,129
Concho Resources, Inc.	37,700	2,757,755
ConocoPhillips Co.	14,900	777,482
Devon Energy Corp.	362,987	7,982,084
Encana Corp. (c)	1,666,003	7,397,053
Encana Corp. (Toronto)	443,600	1,965,780
EOG Resources, Inc.	148,200	10,994,958
EQT Corp.	74,423	756,882
Extraction Oil & Gas, Inc. (a)(c)	11,500	46,345
Hess Corp.	3,000	188,850
Magnolia Oil & Gas Corp. Class A (a)	115,500	1,179,255
Matador Resources Co. (a)(c)	29,800	466,370
National Energy Services Reunited Corp. (a)	114,973	880,693
Noble Energy, Inc.	382,400	8,634,592
Northern Oil & Gas, Inc. (a)	3,200	5,888
NuVista Energy Ltd. (a)	21,500	25,999
PDC Energy, Inc. (a)	236,700	7,538,895
Pioneer Natural Resources Co.	39,400	4,862,748
QEP Resources, Inc.	200	712
Range Resources Corp. (c)	47,700	169,812
Seven Generations Energy Ltd. (a)	85,100	460,207
Southwestern Energy Co. (a)	36,907	58,313
SRC Energy, Inc. (a)	31,700	159,134
Tourmaline Oil Corp.	51,700	490,051
WPX Energy, Inc. (a)	101,300	1,089,988
		65,428,445
Oil & Gas Storage & Transport - 24.7%
Cheniere Energy, Inc. (a)	45,100	2,692,921
Enbridge, Inc.	309,300	10,344,847
Enbridge, Inc.	1,900	63,574
Enterprise Products Partners LP	154,900	4,416,199
Keyera Corp.	22,900	552,634
Kinder Morgan Canada Ltd. (b)	7,200	79,387
Noble Midstream Partners LP	12,300	299,259
ONEOK, Inc.	24,400	1,739,232
Pembina Pipeline Corp.	27,200	995,740
Targa Resources Corp.	168,500	6,086,220
The Williams Companies, Inc.	451,600	10,657,760
		37,927,773

TOTAL OIL, GAS & CONSUMABLE FUELS		108,981,773

Road & Rail - 2.5%
Trucking - 2.5%
2020 Bulkers Ltd. (a)	113,500	977,783
Avenir LNG Ltd. (a)(d)	2,000,000	2,853,318
		3,831,101
TOTAL COMMON STOCKS
(Cost $227,142,977)		153,447,588

Money Market Funds - 2.4%
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)
(Cost $3,690,854)	3,690,485	3,690,854
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $230,833,831)		157,138,442
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(3,419,905)
NET ASSETS - 100%		$153,718,537

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,464,693 or 2.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Investment made with cash collateral received from securities on loan.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,000
Fidelity Securities Lending Cash Central Fund	2,750
Total	$3,750

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$153,447,588	$150,594,270	$--	$2,853,318
Money Market Funds	3,690,854	3,690,854	--	--
Total Investments in Securities:	$157,138,442	$154,285,124	$--	$2,853,318

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$3,506,045
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(652,727)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$2,853,318
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2019	$(652,727)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period includes securities through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.5%
Canada	14.7%
Curacao	5.3%
Norway	2.8%
Bermuda	2.1%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,443,834) — See accompanying schedule: Unaffiliated issuers (cost $227,142,977)	$153,447,588
Fidelity Central Funds (cost $3,690,854)	3,690,854
Total Investment in Securities (cost $230,833,831)		$157,138,442
Receivable for investments sold		419,263
Receivable for fund shares sold		268,144
Dividends receivable		248,117
Distributions receivable from Fidelity Central Funds		2,138
Prepaid expenses		2,031
Other receivables		45,290
Total assets		158,123,425
Liabilities
Payable to custodian bank	$41,375
Payable for investments purchased	371,830
Payable for fund shares redeemed	119,468
Accrued management fee	68,578
Other affiliated payables	47,134
Other payables and accrued expenses	65,646
Collateral on securities loaned	3,690,857
Total liabilities		4,404,888
Net Assets		$153,718,537
Net Assets consist of:
Paid in capital		$534,069,214
Total distributable earnings (loss)		(380,350,677)
Net Assets, for 9,071,896 shares outstanding		$153,718,537
Net Asset Value, offering price and redemption price per share ($153,718,537 ÷ 9,071,896 shares)		$16.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$1,960,765
Income from Fidelity Central Funds (including $2,750 from security lending)		3,750
Total income		1,964,515
Expenses
Management fee	$492,732
Transfer agent fees	274,495
Accounting and security lending fees	35,800
Custodian fees and expenses	8,050
Independent trustees' fees and expenses	531
Registration fees	17,617
Audit	18,850
Legal	949
Miscellaneous	6,917
Total expenses before reductions	855,941
Expense reductions	(747)
Total expenses after reductions		855,194
Net investment income (loss)		1,109,321
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,542,206)
Fidelity Central Funds	(45)
Foreign currency transactions	2,779
Total net realized gain (loss)		(34,539,472)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,642,648
Fidelity Central Funds	42
Assets and liabilities in foreign currencies	(188)
Total change in net unrealized appreciation (depreciation)		1,642,502
Net gain (loss)		(32,896,970)
Net increase (decrease) in net assets resulting from operations		$(31,787,649)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,109,321	$2,473,009
Net realized gain (loss)	(34,539,472)	(42,874,910)
Change in net unrealized appreciation (depreciation)	1,642,502	33,853,278
Net increase (decrease) in net assets resulting from operations	(31,787,649)	(6,548,623)
Distributions to shareholders	–	(1,257,826)
Share transactions
Proceeds from sales of shares	17,159,522	73,386,071
Reinvestment of distributions	–	1,185,845
Cost of shares redeemed	(32,738,220)	(104,048,790)
Net increase (decrease) in net assets resulting from share transactions	(15,578,698)	(29,476,874)
Total increase (decrease) in net assets	(47,366,347)	(37,283,323)
Net Assets
Beginning of period	201,084,884	238,368,207
End of period	$153,718,537	$201,084,884
Other Information
Shares
Sold	898,641	3,179,983
Issued in reinvestment of distributions	–	54,372
Redeemed	(1,659,438)	(4,435,015)
Net increase (decrease)	(760,797)	(1,200,660)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Natural Gas Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$20.45	$21.60	$27.76	$17.83	$32.05	$39.16
Income from Investment Operations
Net investment income (loss)B	.12	.24	.61C	.13	.33	.34
Net realized and unrealized gain (loss)	(3.63)	(1.27)	(5.83)	9.98	(14.16)	(7.03)
Total from investment operations	(3.51)	(1.03)	(5.22)	10.11	(13.83)	(6.69)
Distributions from net investment income	–	–	(.65)	(.15)	(.39)	(.38)
Distributions from net realized gain	–	(.12)	(.29)	(.03)	–	(.04)
Total distributions	–	(.12)	(.94)	(.18)	(.39)	(.42)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$16.94	$20.45	$21.60	$27.76	$17.83	$32.05
Total ReturnE,F	(17.16)%	(4.82)%	(18.97)%	56.75%	(43.29)%	(17.15)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.89%	.89%	.87%	.89%	.82%
Expenses net of fee waivers, if any	.93%I	.89%	.89%	.87%	.88%	.82%
Expenses net of all reductions	.93%I	.86%	.87%	.87%	.88%	.82%
Net investment income (loss)	1.21%I	1.02%	2.52%C	.50%	1.24%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$153,719	$201,085	$238,368	$479,879	$255,990	$530,285
Portfolio turnover rateJ,K	113%I	86%	69%	76%	62%	147%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.45 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Chevron Corp.	9.5
Cenovus Energy, Inc. (Canada)	5.1
Suncor Energy, Inc.	4.9
The Williams Companies, Inc.	4.5
Franco-Nevada Corp.	4.5
Barrick Gold Corp.	3.8
Agnico Eagle Mines Ltd. (Canada)	3.7
Pioneer Natural Resources Co.	3.5
ConocoPhillips Co.	3.4
Cheniere Energy, Inc.	3.3
46.2

Top Industries (% of fund's net assets)

As of August 31, 2019
Oil, Gas & Consumable Fuels	70.3%
Metals & Mining	12.0%
Containers & Packaging	8.8%
Energy Equipment & Services	6.0%
Construction Materials	1.3%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Natural Resources Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Construction Materials - 1.3%
Construction Materials - 1.3%
Eagle Materials, Inc.	46,600	$3,923,254
Summit Materials, Inc. (a)	51,100	1,072,078
		4,995,332
Containers & Packaging - 8.8%
Metal & Glass Containers - 4.8%
Aptargroup, Inc.	57,000	6,966,540
Crown Holdings, Inc. (a)	178,100	11,726,104
		18,692,644
Paper Packaging - 4.0%
Avery Dennison Corp.	79,100	9,141,587
Graphic Packaging Holding Co.	135,400	1,869,874
Packaging Corp. of America	42,100	4,234,418
		15,245,879

TOTAL CONTAINERS & PACKAGING		33,938,523

Energy Equipment & Services - 6.0%
Oil & Gas Drilling - 0.6%
Nabors Industries Ltd.	139,520	234,394
Odfjell Drilling Ltd. (a)	178,700	496,160
Shelf Drilling Ltd. (a)(b)	759,800	1,538,411
		2,268,965
Oil & Gas Equipment & Services - 5.4%
Baker Hughes, A GE Co. Class A	432,700	9,385,263
Dril-Quip, Inc. (a)	31,425	1,440,836
Halliburton Co.	215,800	4,065,672
National Oilwell Varco, Inc.	60,900	1,244,187
NCS Multistage Holdings, Inc. (a)	49,500	106,920
Oceaneering International, Inc. (a)	49,600	642,816
RigNet, Inc. (a)	270,230	2,118,603
Schlumberger Ltd.	48,565	1,574,963
		20,579,260

TOTAL ENERGY EQUIPMENT & SERVICES		22,848,225

Machinery - 0.1%
Industrial Machinery - 0.1%
ProPetro Holding Corp. (a)	43,600	464,340
Metals & Mining - 12.0%
Gold - 12.0%
Agnico Eagle Mines Ltd. (Canada)	229,100	14,323,482
Barrick Gold Corp. (c)	751,832	14,570,504
Franco-Nevada Corp.	174,300	17,026,782
		45,920,768
Oil, Gas & Consumable Fuels - 70.3%
Coal & Consumable Fuels - 0.3%
Pinnacle Renewable Energy, Inc.	157,200	1,115,773
Integrated Oil & Gas - 19.5%
Cenovus Energy, Inc. (Canada)	2,221,900	19,391,977
Chevron Corp.	310,398	36,540,053
Suncor Energy, Inc.	646,000	18,893,826
		74,825,856
Oil & Gas Exploration & Production - 29.5%
Cabot Oil & Gas Corp.	231,600	3,964,992
Canadian Natural Resources Ltd.	382,900	9,148,302
Centennial Resource Development, Inc. Class A (a)	240,100	1,157,282
ConocoPhillips Co.	250,600	13,076,308
Crescent Point Energy Corp.	311,600	982,965
Devon Energy Corp.	301,500	6,629,985
Diamondback Energy, Inc.	103,700	10,170,896
Encana Corp. (Toronto) (c)	1,441,000	6,385,684
EOG Resources, Inc.	132,300	9,815,337
Kosmos Energy Ltd.	167,900	1,061,128
Magnolia Oil & Gas Corp. Class A (a)(c)	975,800	9,962,918
Noble Energy, Inc. (c)	473,700	10,696,146
Parsley Energy, Inc. Class A	458,900	8,218,899
PDC Energy, Inc. (a)	135,300	4,309,305
Pioneer Natural Resources Co.	108,100	13,341,702
PrairieSky Royalty Ltd. (c)	71,238	902,648
Viper Energy Partners LP	116,500	3,375,005
		113,199,502
Oil & Gas Refining & Marketing - 8.6%
Delek U.S. Holdings, Inc. (c)	197,404	6,464,981
Marathon Petroleum Corp.	65,298	3,213,315
Phillips 66 Co.	100,316	9,894,167
Reliance Industries Ltd.	137,286	2,398,898
Valero Energy Corp.	148,100	11,148,968
		33,120,329
Oil & Gas Storage & Transport - 12.4%
Cheniere Energy, Inc. (a)	213,600	12,754,056
Enterprise Products Partners LP	399,300	11,384,043
Equitrans Midstream Corp. (c)	80,800	1,089,992
Golar LNG Ltd.	132,400	1,550,404
Noble Midstream Partners LP	99,337	2,416,869
Noble Midstream Partners LP (a)(d)	43,718	1,063,659
The Williams Companies, Inc.	723,000	17,062,800
		47,321,823

TOTAL OIL, GAS & CONSUMABLE FUELS		269,583,283

Paper & Forest Products - 0.6%
Forest Products - 0.6%
Western Forest Products, Inc. (c)	2,625,200	2,366,111
TOTAL COMMON STOCKS
(Cost $404,442,825)		380,116,582

Money Market Funds - 9.9%
Fidelity Cash Central Fund 2.13% (e)	2,957,548	2,958,139
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	35,117,229	35,120,740
TOTAL MONEY MARKET FUNDS
(Cost $38,078,879)		38,078,879
TOTAL INVESTMENT IN SECURITIES - 109.0%
(Cost $442,521,704)		418,195,461
NET OTHER ASSETS (LIABILITIES) - (9.0)%		(34,513,460)
NET ASSETS - 100%		$383,682,001

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,538,411 or 0.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,063,659 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,768,393

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,480
Fidelity Securities Lending Cash Central Fund	8,795
Total	$27,275

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.5%
Canada	27.5%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,101,910) — See accompanying schedule: Unaffiliated issuers (cost $404,442,825)	$380,116,582
Fidelity Central Funds (cost $38,078,879)	38,078,879
Total Investment in Securities (cost $442,521,704)		$418,195,461
Foreign currency held at value (cost $7)		7
Receivable for fund shares sold		513,204
Dividends receivable		874,042
Distributions receivable from Fidelity Central Funds		6,115
Prepaid expenses		7,163
Other receivables		98,852
Total assets		419,694,844
Liabilities
Payable for fund shares redeemed	$502,359
Accrued management fee	170,860
Other affiliated payables	97,366
Other payables and accrued expenses	121,518
Collateral on securities loaned	35,120,740
Total liabilities		36,012,843
Net Assets		$383,682,001
Net Assets consist of:
Paid in capital		$614,232,584
Total distributable earnings (loss)		(230,550,583)
Net Assets, for 15,688,996 shares outstanding		$383,682,001
Net Asset Value, offering price and redemption price per share ($383,682,001 ÷ 15,688,996 shares)		$24.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$4,195,475
Income from Fidelity Central Funds (including $8,795 from security lending)		27,275
Total income		4,222,750
Expenses
Management fee	$1,117,600
Transfer agent fees	494,711
Accounting and security lending fees	81,245
Custodian fees and expenses	4,728
Independent trustees' fees and expenses	1,264
Registration fees	18,423
Audit	35,102
Legal	1,028
Miscellaneous	3,417
Total expenses before reductions	1,757,518
Expense reductions	(52,472)
Total expenses after reductions		1,705,046
Net investment income (loss)		2,517,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,820,015
Fidelity Central Funds	232
Foreign currency transactions	5,290
Total net realized gain (loss)		7,825,537
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,763)	(27,129,981)
Assets and liabilities in foreign currencies	380
Total change in net unrealized appreciation (depreciation)		(27,129,601)
Net gain (loss)		(19,304,064)
Net increase (decrease) in net assets resulting from operations		$(16,786,360)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,517,704	$9,676,207
Net realized gain (loss)	7,825,537	(66,304,623)
Change in net unrealized appreciation (depreciation)	(27,129,601)	(26,353,779)
Net increase (decrease) in net assets resulting from operations	(16,786,360)	(82,982,195)
Distributions to shareholders	(1,233,911)	(10,282,640)
Share transactions
Proceeds from sales of shares	60,628,621	379,536,177
Reinvestment of distributions	1,132,024	9,981,955
Cost of shares redeemed	(84,225,231)	(782,819,915)
Net increase (decrease) in net assets resulting from share transactions	(22,464,586)	(393,301,783)
Total increase (decrease) in net assets	(40,484,857)	(486,566,618)
Net Assets
Beginning of period	424,166,858	910,733,476
End of period	$383,682,001	$424,166,858
Other Information
Shares
Sold	2,384,198	13,740,663
Issued in reinvestment of distributions	42,654	414,331
Redeemed	(3,337,797)	(30,659,455)
Net increase (decrease)	(910,945)	(16,504,461)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Natural Resources Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$25.55	$27.51	$29.13	$21.80	$31.49	$37.85
Income from Investment Operations
Net investment income (loss)B	.15	.29	.43C	.10	.18	.21
Net realized and unrealized gain (loss)	(1.16)	(1.97)	(1.64)	7.42	(9.69)	(4.55)
Total from investment operations	(1.01)	(1.68)	(1.21)	7.52	(9.51)	(4.34)
Distributions from net investment income	–	(.28)	(.39)	(.11)	(.18)	(.15)
Distributions from net realized gain	(.08)	–D	(.02)	(.08)	–	(1.87)
Total distributions	(.08)	(.28)	(.41)	(.19)	(.18)	(2.02)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$24.46	$25.55	$27.51	$29.13	$21.80	$31.49
Total ReturnE,F	(4.00)%	(6.06)%	(4.16)%	34.54%	(30.22)%	(11.45)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.84%I	.81%	.83%	.84%	.86%	.82%
Expenses net of fee waivers, if any	.84%I	.81%	.83%	.84%	.86%	.82%
Expenses net of all reductions	.82%I	.80%	.82%	.83%	.85%	.82%
Net investment income (loss)	1.21%I	1.02%	1.54%C	.35%	.66%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$383,682	$424,167	$910,733	$912,090	$462,869	$761,078
Portfolio turnover rateJ	11%I	26%	78%	84%	78%	87%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.31 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Natural Resources Portfolio may also invest in certain precious metals.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Natural Gas Portfolio that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$2,853,318	Market approach	Transaction price	$1.43	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) the Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Energy Portfolio	$165,050
Energy Service Portfolio	55,694
Natural Gas Portfolio	40,358
Natural Resources Portfolio	64,724

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, expiring capital loss carryforwards, certain foreign taxes, redemptions in-kind, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Energy Portfolio	$907,723,721	$93,123,513	$(121,257,689)	$(28,134,176)
Energy Service Portfolio	322,938,033	2,216,098	(129,675,637)	(127,459,539)
Natural Gas Portfolio	237,157,816	2,262,913	(82,282,287)	(80,019,374)
Natural Resources Portfolio	443,530,085	44,569,164	(69,903,788)	(25,334,624)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Energy Portfolio	$(236,660,242)	$(120,340,051)	$(357,000,293)	$(357,000,293)
Energy Service Portfolio	(24,393,961)	(115,053,914)	(139,447,875)	(139,447,875)
Natural Gas Portfolio	(58,829,181)	(209,992,850)	(268,822,031)	(268,822,031)
Natural Resources Portfolio	(93,211,364)	(119,843,225)	(213,054,589)	(213,054,589)

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2019 to February 28, 2019 Loss deferrals were as follows:

Ordinary losses
Energy Service Portfolio	$(682,849)
Natural Gas Portfolio	(380,297)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	340,168,215	428,136,228
Energy Service Portfolio	71,493,952	92,674,858
Natural Gas Portfolio	104,010,661	118,487,219
Natural Resources Portfolio	23,697,260	43,148,982

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.24%	.54%
Energy Service Portfolio	.30%	.24%	.54%
Natural Gas Portfolio	.30%	.24%	.54%
Natural Resources Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.23%
Energy Service Portfolio	.28%
Natural Gas Portfolio	.30%
Natural Resources Portfolio	.24%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with each Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annualized rates:

% of Average Net Assets
Energy Portfolio	.03
Energy Service Portfolio	.04
Natural Gas Portfolio	.04
Natural Resources Portfolio	.04

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$11,153
Energy Service Portfolio	8,835
Natural Gas Portfolio	3,397
Natural Resources Portfolio	1,300

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$4,588,667	2.61%	$999

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Natural Gas Portfolio	$1,658

Affiliated Redemptions In-Kind. During the period, 1,155,173 shares of Energy Portfolio were redeemed in-kind for investments and cash with a value of $37,704,833. The net realized gain of $6,179,274 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Energy Portfolio recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 5,345,534 shares of Energy Portfolio were redeemed in-kind for investments and cash with a value of $239,961,028. The Fund had a net realized gain of $76,585,161 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Energy Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Energy Portfolio	$1,542
Energy Service Portfolio	384
Natural Gas Portfolio	265
Natural Resources Portfolio	665

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending fees paid to NFS were as follows:

Energy Portfolio	$100
Energy Service Portfolio	$390
Natural Gas Portfolio	$30
Natural Resources Portfolio	$231

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custodian credits	Transfer Agent credits
Energy Portfolio	$23,713	$–	$65
Energy Service Portfolio	23,519	118	257
Natural Resources Portfolio	48,854	–	37

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Energy Portfolio	$4,390
Energy Service Portfolio	976
Natural Gas Portfolio	747
Natural Resources Portfolio	3,581

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Energy Portfolio	.81%
Actual		$1,000.00	$880.90	$3.83
Hypothetical-C		$1,000.00	$1,021.06	$4.12
Energy Service Portfolio	.90%
Actual		$1,000.00	$689.60	$3.82
Hypothetical-C		$1,000.00	$1,020.61	$4.57
Natural Gas Portfolio	.93%
Actual		$1,000.00	$828.40	$4.27
Hypothetical-C		$1,000.00	$1,020.46	$4.72
Natural Resources Portfolio	.84%
Actual		$1,000.00	$960.00	$4.14
Hypothetical-C		$1,000.00	$1,020.91	$4.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELNR-SANN-1019
1.813654.114

Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Health Care Services Portfolio

Medical Technology and Devices Portfolio

Pharmaceuticals Portfolio

Semi-Annual Report

August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Biotechnology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Medical Technology and Devices Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Pharmaceuticals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Biotechnology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
AbbVie, Inc.	8.9
Amgen, Inc.	8.1
Vertex Pharmaceuticals, Inc.	4.8
Gilead Sciences, Inc.	3.6
Alexion Pharmaceuticals, Inc.	3.3
Neurocrine Biosciences, Inc.	2.4
Sage Therapeutics, Inc.	2.3
Regeneron Pharmaceuticals, Inc.	2.1
Ionis Pharmaceuticals, Inc.	1.9
Alnylam Pharmaceuticals, Inc.	1.9
39.3

Top Industries (% of fund's net assets)

As of August 31, 2019
Biotechnology	89.2%
Pharmaceuticals	8.2%
Health Care Equipment & Supplies	1.0%
Health Care Providers & Services	0.5%
Health Care Technology	0.2%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Biotechnology Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Biotechnology - 88.6%
Biotechnology - 88.6%
AbbVie, Inc.	8,738,317	$574,456,953
AC Immune SA (a)(b)	141,432	738,275
ACADIA Pharmaceuticals, Inc. (a)(b)	2,882,880	79,740,461
Acceleron Pharma, Inc. (a)	1,609,458	72,280,759
Acorda Therapeutics, Inc. (a)	2,235,418	7,220,400
Agios Pharmaceuticals, Inc. (a)(b)	782,733	29,704,717
Aimmune Therapeutics, Inc. (a)(b)	361,543	7,371,862
Akebia Therapeutics, Inc. (a)(b)	131,868	544,615
Albireo Pharma, Inc. (a)	420,100	10,271,445
Alder Biopharmaceuticals, Inc. (a)(b)	477,748	4,275,845
Aldeyra Therapeutics, Inc. (a)(c)	1,471,233	6,488,138
Alector, Inc. (b)	676,718	11,138,778
Alexion Pharmaceuticals, Inc. (a)	2,100,716	211,668,144
Alkermes PLC (a)	386,874	8,116,617
Allakos, Inc. (a)(b)	831,972	73,596,243
Allena Pharmaceuticals, Inc. (a)(c)	28,440	118,595
Allena Pharmaceuticals, Inc. (a)(c)(d)	1,447,443	6,035,837
Allogene Therapeutics, Inc. (b)	131,766	3,587,988
Alnylam Pharmaceuticals, Inc. (a)	1,485,678	119,879,358
Amarin Corp. PLC ADR (a)(b)	701,531	10,515,950
Amgen, Inc.	2,496,226	520,762,668
Amicus Therapeutics, Inc. (a)	1,540,181	15,232,390
AnaptysBio, Inc. (a)	465,116	18,906,965
Anchiano Therapeutics Ltd. ADR	26,700	65,949
Apellis Pharmaceuticals, Inc. (a)	373,134	10,858,199
Applied Therapeutics, Inc. (a)	586,130	6,330,204
Arcturus Therapeutics Holdings, Inc. (a)	200,000	2,246,000
Arena Pharmaceuticals, Inc. (a)	890,473	47,097,117
Argenx SE ADR (a)	892,486	117,317,285
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,354,722	46,290,851
Ascendis Pharma A/S sponsored ADR (a)	649,309	72,742,087
Assembly Biosciences, Inc. (a)	167,133	1,890,274
Atara Biotherapeutics, Inc. (a)	906,043	12,231,581
Atreca, Inc.	117,700	2,284,557
aTyr Pharma, Inc. (b)(c)	262,046	770,415
Audentes Therapeutics, Inc. (a)	207,814	6,463,015
AVROBIO, Inc. (a)	51,280	998,934
Axcella Health, Inc.	100,000	693,000
Axcella Health, Inc.	891,570	5,869,651
BioCryst Pharmaceuticals, Inc. (a)	1,788,541	5,347,738
Biogen, Inc. (a)	514,644	113,093,019
Biohaven Pharmaceutical Holding Co. Ltd. (a)	344,090	13,484,887
BioMarin Pharmaceutical, Inc. (a)	539,071	40,462,669
bluebird bio, Inc. (a)(b)	793,207	81,946,215
Blueprint Medicines Corp. (a)	1,022,606	78,403,202
Bridgebio Pharma, Inc. (b)	366,861	11,181,923
ChemoCentryx, Inc. (a)	1,092,532	7,276,263
Chimerix, Inc. (a)	1,849,867	3,736,731
Clovis Oncology, Inc. (a)(b)	432,570	2,426,718
Coherus BioSciences, Inc. (a)(b)	211,487	4,692,897
Constellation Pharmaceuticals, Inc. (a)(b)	76,800	556,800
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	952,867	4,935,851
Cortexyme, Inc. (b)	8,847	175,613
Corvus Pharmaceuticals, Inc. (a)(b)	525,456	1,791,805
Crinetics Pharmaceuticals, Inc. (a)(b)	990,700	15,712,502
CRISPR Therapeutics AG (a)(b)	369,257	17,063,366
Cytokinetics, Inc. (a)	506,890	7,121,805
CytomX Therapeutics, Inc. (a)	74,681	655,699
CytomX Therapeutics, Inc. (a)(d)	287,485	2,524,118
Deciphera Pharmaceuticals, Inc. (a)	98,400	3,569,952
Denali Therapeutics, Inc. (a)(b)	404,452	7,280,136
Dicerna Pharmaceuticals, Inc. (a)	667,948	9,284,477
Dynavax Technologies Corp. (a)(b)	558,498	2,312,182
Eagle Pharmaceuticals, Inc. (a)	101,808	5,740,953
Editas Medicine, Inc. (a)(b)	70,218	1,743,513
Eidos Therapeutics, Inc. (a)(b)	118,947	4,973,174
Emergent BioSolutions, Inc. (a)	132,750	5,814,450
Enanta Pharmaceuticals, Inc. (a)	97,667	6,890,407
Epizyme, Inc. (a)	2,634,746	34,172,656
Equillium, Inc. (b)	619,843	2,386,396
Esperion Therapeutics, Inc. (a)	221,784	8,126,166
Evelo Biosciences, Inc. (a)(b)	55,800	306,342
Exact Sciences Corp. (a)	981,100	116,966,742
Exelixis, Inc. (a)	1,201,090	23,841,637
Fate Therapeutics, Inc. (a)	1,018,487	16,621,708
FibroGen, Inc. (a)	1,938,569	86,576,492
Five Prime Therapeutics, Inc. (a)	182,700	992,061
Forty Seven, Inc. (a)	140,800	1,067,264
Galapagos Genomics NV sponsored ADR (a)	561,734	94,466,807
Gamida Cell Ltd. (a)	700,400	2,591,480
Genmab A/S (a)	60,383	12,343,472
Genmab A/S ADR	281,690	5,740,842
Genomic Health, Inc. (a)	28	2,146
Geron Corp. (a)(b)(c)	15,536,850	21,751,590
Gilead Sciences, Inc.	3,660,689	232,600,179
Global Blood Therapeutics, Inc. (a)(b)	1,053,543	48,441,907
Gossamer Bio, Inc.	95,714	2,006,165
Gritstone Oncology, Inc.	1,248,800	12,637,856
Halozyme Therapeutics, Inc. (a)	2,561,377	42,313,948
Heron Therapeutics, Inc. (a)(b)	2,741,225	50,767,487
Homology Medicines, Inc. (a)	136,867	2,588,155
Immunomedics, Inc. (a)(b)	3,801,183	48,655,142
Incyte Corp. (a)	1,183,685	96,849,107
Insmed, Inc. (a)	1,085,945	17,852,936
Intellia Therapeutics, Inc. (a)(b)	57,132	810,703
Intercept Pharmaceuticals, Inc. (a)(b)	746,925	47,937,647
Ionis Pharmaceuticals, Inc. (a)	1,965,477	124,237,801
Iovance Biotherapeutics, Inc. (a)	1,643,707	34,534,284
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	2,925,820	27,239,384
Jounce Therapeutics, Inc. (a)	737,774	2,781,408
Kaleido Biosciences, Inc. (a)(b)	66,633	623,685
Kalvista Pharmaceuticals, Inc. (a)(b)	151,196	2,361,682
Karuna Therapeutics, Inc. (a)(b)	73,300	1,449,141
Karyopharm Therapeutics, Inc. (a)(b)	953,300	8,236,512
Kezar Life Sciences, Inc. (a)	820,472	2,773,195
Krystal Biotech, Inc. (a)(c)	1,148,286	51,672,870
Kura Oncology, Inc. (a)	2,096,963	31,831,898
La Jolla Pharmaceutical Co. (a)(b)(c)	1,361,589	13,030,407
Leap Therapeutics, Inc. (a)(b)	840,724	1,269,493
Lexicon Pharmaceuticals, Inc. (a)(b)	824,004	1,087,685
Ligand Pharmaceuticals, Inc. Class B (a)(b)	24,098	2,190,749
Macrogenics, Inc. (a)	301,631	4,325,389
Madrigal Pharmaceuticals, Inc. (a)(b)	34,241	3,174,141
Magenta Therapeutics, Inc. (a)	40,712	420,555
MannKind Corp. (a)(b)	1,402,861	1,543,147
MediciNova, Inc. (a)(b)	96,484	835,551
Minerva Neurosciences, Inc. (a)(c)	2,218,614	15,840,904
Miragen Therapeutics, Inc. (a)(c)	2,888,656	3,321,954
Mirati Therapeutics, Inc. (a)(b)	720,885	59,090,943
Moderna, Inc. (b)	904,705	14,231,010
Momenta Pharmaceuticals, Inc. (a)	1,315,656	16,616,735
Morphosys AG (a)	141,175	16,679,526
Morphosys AG sponsored ADR (a)	1,114,727	32,862,152
Natera, Inc. (a)	721,231	23,764,561
Neon Therapeutics, Inc. (a)(b)	407,398	1,095,901
Neurocrine Biosciences, Inc. (a)	1,581,651	157,247,742
Oragenics, Inc. (a)	155,806	62,089
Pharming Group NV (a)(b)	19,512,456	26,613,450
Portola Pharmaceuticals, Inc. (a)(b)	568,803	16,529,415
Prevail Therapeutics, Inc.	999,800	11,317,736
Principia Biopharma, Inc.	725,627	28,807,392
ProQR Therapeutics BV (a)(b)	778,186	5,595,157
Protagonist Therapeutics, Inc. (a)	608,963	7,934,788
Prothena Corp. PLC (a)	685,651	5,766,325
PTC Therapeutics, Inc. (a)	2,161,247	96,326,779
Puma Biotechnology, Inc. (a)(b)	258,668	2,780,681
Ra Pharmaceuticals, Inc. (a)	535,697	14,570,958
Radius Health, Inc. (a)	794,921	22,496,264
Regeneron Pharmaceuticals, Inc. (a)	463,890	134,551,295
REGENXBIO, Inc. (a)	445,008	15,348,326
Repligen Corp. (a)	296,386	27,507,585
Replimune Group, Inc. (a)	428,010	4,442,744
Retrophin, Inc. (a)	636,499	8,013,522
Rigel Pharmaceuticals, Inc. (a)	904,339	1,528,333
Rocket Pharmaceuticals, Inc. (a)(b)	1,359,736	14,753,136
Rubius Therapeutics, Inc. (a)	51,000	473,280
Sage Therapeutics, Inc. (a)(b)	844,793	145,025,614
Sangamo Therapeutics, Inc. (a)(b)	2,563,821	27,945,649
Sarepta Therapeutics, Inc. (a)(b)	999,404	90,096,271
Scholar Rock Holding Corp. (a)(b)(c)	1,528,947	16,191,549
Seattle Genetics, Inc. (a)	549,790	39,936,746
Selecta Biosciences, Inc. (a)(b)	538,225	958,041
Seres Therapeutics, Inc. (a)(b)	1,391,275	5,606,838
Sienna Biopharmaceuticals, Inc. (a)	265,714	198,037
Solid Biosciences, Inc. (a)(b)	317,997	2,569,416
Spectrum Pharmaceuticals, Inc. (a)	2,061,703	15,132,900
Stemline Therapeutics, Inc. (a)	682,698	8,130,933
Stoke Therapeutics, Inc.	650,000	24,336,000
Surface Oncology, Inc. (a)	44,796	92,280
Synthorx, Inc. (b)	350,362	6,274,983
Syros Pharmaceuticals, Inc. (a)	704,361	7,726,840
Syros Pharmaceuticals, Inc. (a)(d)	303,621	3,330,722
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)(e)	21,625	48,656
TG Therapeutics, Inc. (a)(b)	1,835,037	11,395,580
The Medicines Company (a)(b)	977,308	41,007,844
Translate Bio, Inc. (a)(b)	1,522,497	13,824,273
Twist Bioscience Corp.	624,631	18,133,038
Ultragenyx Pharmaceutical, Inc. (a)	1,062,037	57,849,155
uniQure B.V. (a)	296,462	16,083,064
United Therapeutics Corp. (a)	51,625	4,262,160
UNITY Biotechnology, Inc. (a)(b)	51,400	313,540
Vanda Pharmaceuticals, Inc. (a)	490,192	6,906,805
Verastem, Inc. (a)(b)	2,671,779	3,366,442
Vertex Pharmaceuticals, Inc. (a)	1,726,327	310,773,387
Viking Therapeutics, Inc. (a)(b)	637,500	4,430,625
Voyager Therapeutics, Inc. (a)	484,129	8,651,385
X4 Pharmaceuticals, Inc. (a)(c)	900,000	11,475,000
X4 Pharmaceuticals, Inc. warrants 4/12/24 (a)	450,000	2,391,574
Xencor, Inc. (a)(b)	1,158,643	43,194,211
Y-mAbs Therapeutics, Inc. (b)	1,265,742	33,630,765
Zafgen, Inc. (a)	779,646	643,208
Zealand Pharma A/S (a)	205,144	3,915,683
Zymeworks, Inc. (a)	659,195	17,560,955
		5,723,616,049
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Arix Bioscience PLC (a)(b)(d)	2,049,700	2,731,012
Health Care Equipment & Supplies - 1.0%
Health Care Equipment - 1.0%
Novocure Ltd. (a)(d)	701,713	63,757,643
Health Care Providers & Services - 0.5%
Health Care Services - 0.5%
G1 Therapeutics, Inc. (a)	789,800	28,669,740
OptiNose, Inc. (a)(b)	162,115	1,241,801
Precipio, Inc. (a)(f)	525	1,339
		29,912,880
Life Sciences Tools & Services - 0.2%
Life Sciences Tools & Services - 0.2%
Bruker Corp.	192,600	8,314,542
Evotec OAI AG (a)	170,687	3,772,506
		12,087,048
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	50,668
Pharmaceuticals - 8.2%
Pharmaceuticals - 8.2%
Adimab LLC (a)(e)(f)(g)	1,954,526	90,240,465
Aerie Pharmaceuticals, Inc. (a)(b)	868,404	18,809,631
Afferent Pharmaceuticals, Inc. rights 12/31/24 (a)(e)	8,274,568	12,825,580
Aradigm Corp. (a)	148,009	28,122
Aradigm Corp. (a)	11,945	2,270
Arvinas Holding Co. LLC (a)	554,700	14,427,747
Autolus Therapeutics Ltd. ADR (a)(b)	374,648	3,877,607
BioXcel Therapeutics, Inc. (a)	706,789	6,933,600
Cara Therapeutics, Inc. (a)(b)	2,286	53,584
Chiasma, Inc. (a)	2,046,399	10,600,347
Chiasma, Inc. warrants 12/16/24 (a)	382,683	593,196
Corcept Therapeutics, Inc. (a)(b)	703,595	8,872,333
Cyclerion Therapeutics, Inc. (a)	624,607	5,940,013
Cyclerion Therapeutics, Inc. (f)	94,809	901,634
Dova Pharmaceuticals, Inc. (a)(b)	810,164	12,144,358
Fulcrum Therapeutics, Inc. (b)	35,500	388,725
GW Pharmaceuticals PLC ADR (a)(b)	28,600	4,072,926
Hookipa Pharma, Inc. (b)	300,000	2,532,000
Horizon Pharma PLC (a)	744,719	20,576,586
Idorsia Ltd. (a)(b)	432,921	12,159,842
Intra-Cellular Therapies, Inc. (a)(b)	544,748	4,663,043
Milestone Pharmaceuticals, Inc. (b)	239,600	5,510,800
Morphic Holding, Inc.	531,518	9,833,083
MyoKardia, Inc. (a)	1,045,501	56,216,589
Nektar Therapeutics (a)	418,251	7,348,670
NeurogesX, Inc. (a)(e)	2,550,000	26
NGM Biopharmaceuticals, Inc. (b)	288,200	5,109,786
ObsEva SA (a)	1,373,362	13,362,812
Ocular Therapeutix, Inc. (a)(b)	497,053	2,132,357
Odonate Therapeutics, Inc. (a)(b)	325,594	10,031,551
Reata Pharmaceuticals, Inc. (a)(b)	36,697	2,829,339
RedHill Biopharma Ltd. sponsored ADR (a)	93,300	712,812
resTORbio, Inc. (a)(b)	307,512	2,958,265
Rhythm Pharmaceuticals, Inc. (a)(b)	307,407	6,922,806
RPI International Holdings LP (a)(e)(f)	54,958	8,716,888
Spero Therapeutics, Inc. (a)	208,252	2,072,107
Stemcentrx, Inc. rights 12/31/21 (a)(e)	876,163	9
Sutro Biopharma, Inc. (a)	222,600	1,796,382
TherapeuticsMD, Inc. (a)(b)	3,665,442	10,593,127
Theravance Biopharma, Inc. (a)	354,600	7,811,838
Trevi Therapeutics, Inc. (b)	792,700	3,931,792
Tricida, Inc. (a)(b)	549,365	19,167,345
Turning Point Therapeutics, Inc. (b)	390,916	21,316,649
UroGen Pharma Ltd. (a)(b)	588,203	19,969,492
Urovant Sciences Ltd. (a)(b)(c)	1,710,836	15,089,574
Verrica Pharmaceuticals, Inc. (a)(b)	621,800	6,162,038
WAVE Life Sciences (a)(b)	290,612	6,684,076
Xeris Pharmaceuticals, Inc. (a)	819,896	9,502,595
Zogenix, Inc. (a)	1,109,752	47,375,313
		533,801,730
TOTAL COMMON STOCKS
(Cost $4,717,320,635)		6,365,957,030

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.7%
Biotechnology - 0.5%
Biotechnology - 0.5%
23andMe, Inc. Series E (a)(e)(f)	1,505,457	20,489,270
Immunocore Ltd. Series A (a)(e)(f)	73,318	8,685,811
Nuvation Bio, Inc. Series A (e)(f)(h)	2,086,600	1,609,562
		30,784,643
Health Care Technology - 0.2%
Health Care Technology - 0.2%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(e)(f)	856,366	3,108,609
Series B 8.00% (a)(e)(f)	2,783,187	10,102,969
		13,211,578
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(e)(f)	8,274,568	83

TOTAL CONVERTIBLE PREFERRED STOCKS		43,996,304

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (a)(e)(f)	588,700	3,879,533
TOTAL PREFERRED STOCKS
(Cost $44,891,248)		47,875,837

Money Market Funds - 12.4%
Fidelity Cash Central Fund 2.13% (i)	38,207,283	38,214,925
Fidelity Securities Lending Cash Central Fund 2.13% (i)(j)	764,756,292	764,832,768
TOTAL MONEY MARKET FUNDS
(Cost $803,009,915)		803,047,693
TOTAL INVESTMENT IN SECURITIES - 111.7%
(Cost $5,565,221,798)		7,216,880,560
NET OTHER ASSETS (LIABILITIES) - (11.7)%		(756,069,370)
NET ASSETS - 100%		$6,460,811,190

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,379,332 or 1.2% of net assets.

 (e) Level 3 security

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $147,736,162 or 2.3% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
Adimab LLC	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$856,366
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$8,349,561
Cyclerion Therapeutics, Inc.	4/2/19	$1,404,026
Immunocore Ltd. Series A	7/27/15	$13,796,921
Nuvation Bio, Inc. Series A	6/17/19	$1,609,562
Precipio, Inc.	2/3/12	$2,828,200
RPI International Holdings LP	5/21/15	$6,479,548
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$887,056
Fidelity Securities Lending Cash Central Fund	2,469,018
Total	$3,356,074

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aldeyra Therapeutics, Inc.	$15,316,715	$--	$2,806,142	$--	$(3,029,358)	$(2,993,077)	$6,488,138
Allena Pharmaceuticals, Inc.	302,085	--	76,062	--	(111,538)	4,110	118,595
Allena Pharmaceuticals, Inc.	10,450,538	--	--	--	--	(4,414,701)	6,035,837
aTyr Pharma, Inc.	465,786	1,055,153	--	--	--	(750,524)	770,415
BioXcel Therapeutics, Inc.	7,133,758	--	1,390,433	--	(88,583)	1,278,858	--
Chiasma, Inc.	6,554,922	8,452,825	7,732,393	--	(1,845,889)	5,170,883	--
Geron Corp.	22,683,801	--	--	--	--	(932,211)	21,751,590
Krystal Biotech, Inc.	27,623,544	13,780,000	14,279,321	--	6,963,181	17,585,466	51,672,870
Kura Oncology, Inc.	29,861,469	14,937,860	9,417,571	--	(2,521,237)	(1,028,623)	--
La Jolla Pharmaceutical Co.	6,781,849	1,074,435	--	--	--	5,174,123	13,030,407
Minerva Neurosciences, Inc.	22,014,584	--	4,203,737	--	(818,315)	(1,151,628)	15,840,904
Miragen Therapeutics, Inc.	8,088,237	--	--	--	--	(4,766,283)	3,321,954
Scholar Rock Holding Corp.	28,051,905	336,000	--	--	--	(12,196,356)	16,191,549
Seres Therapeutics, Inc.	14,224,512	2,160,000	7,983,943	--	(36,752,171)	33,958,441	--
Urovant Sciences Ltd.	16,285,606	4,174,942	--	--	--	(5,370,974)	15,089,574
X4 Pharmaceuticals, Inc.	--	9,900,000	--	--	--	1,575,000	11,475,000
Total	$215,839,311	$55,871,215	$47,889,602	$--	$(38,203,910)	$31,142,504	$161,786,833

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,365,957,030	$6,232,927,513	$21,197,893	$111,831,624
Preferred Stocks	47,875,837	--	--	47,875,837
Money Market Funds	803,047,693	803,047,693	--	--
Total Investments in Securities:	$7,216,880,560	$7,035,975,206	$21,197,893	$159,707,461

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$104,032,879
Total Realized Gain (Loss)	(1,776,815)
Total Unrealized Gain (Loss)	9,524,764
Cost of Purchases	50,796
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$111,831,624
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2019	$7,748,056
Preferred Stocks
Beginning Balance	$73,988,606
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(11,168,229)
Cost of Purchases	1,609,562
Proceeds of Sales	(16,554,102)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$47,875,837
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2019	$(9,378,154)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.7%
Netherlands	2.6%
Denmark	1.5%
Belgium	1.5%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $738,048,576) — See accompanying schedule: Unaffiliated issuers (cost $4,573,434,627)	$6,252,046,034
Fidelity Central Funds (cost $803,009,915)	803,047,693
Other affiliated issuers (cost $188,777,256)	161,786,833
Total Investment in Securities (cost $5,565,221,798)		$7,216,880,560
Cash		502,414
Restricted cash		158,397
Receivable for investments sold		16,712,646
Receivable for fund shares sold		591,651
Dividends receivable		2,972,418
Distributions receivable from Fidelity Central Funds		699,904
Prepaid expenses		76,802
Other receivables		934,691
Total assets		7,239,529,483
Liabilities
Payable for investments purchased
Regular delivery	$1,998,719
Delayed delivery	804,781
Payable for fund shares redeemed	6,370,370
Accrued management fee	2,943,765
Other affiliated payables	1,033,980
Other payables and accrued expenses	879,378
Collateral on securities loaned	764,687,300
Total liabilities		778,718,293
Net Assets		$6,460,811,190
Net Assets consist of:
Paid in capital		$4,456,096,060
Total distributable earnings (loss)		2,004,715,130
Net Assets, for 333,949,420 shares outstanding		$6,460,811,190
Net Asset Value, offering price and redemption price per share ($6,460,811,190 ÷ 333,949,420 shares)		$19.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$30,545,120
Income from Fidelity Central Funds (including $2,469,018 from security lending)		3,356,074
Total income		33,901,194
Expenses
Management fee	$18,875,218
Transfer agent fees	5,850,974
Accounting and security lending fees	601,337
Custodian fees and expenses	23,236
Independent trustees' fees and expenses	19,788
Registration fees	41,996
Audit	37,525
Legal	9,892
Miscellaneous	35,610
Total expenses before reductions	25,495,576
Expense reductions	(124,324)
Total expenses after reductions		25,371,252
Net investment income (loss)		8,529,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	418,602,021
Fidelity Central Funds	7,140
Other affiliated issuers	(38,215,361)
Foreign currency transactions	(12,731)
Total net realized gain (loss)		380,381,069
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(792,891,395)
Fidelity Central Funds	1
Other affiliated issuers	31,142,504
Assets and liabilities in foreign currencies	34
Total change in net unrealized appreciation (depreciation)		(761,748,856)
Net gain (loss)		(381,367,787)
Net increase (decrease) in net assets resulting from operations		$(372,837,845)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,529,942	$(16,275,432)
Net realized gain (loss)	380,381,069	723,982,765
Change in net unrealized appreciation (depreciation)	(761,748,856)	(785,659,475)
Net increase (decrease) in net assets resulting from operations	(372,837,845)	(77,952,142)
Distributions to shareholders	(273,839,957)	(723,235,576)
Share transactions
Proceeds from sales of shares	173,787,849	600,449,390
Reinvestment of distributions	257,966,700	680,697,509
Cost of shares redeemed	(907,987,708)	(1,837,003,918)
Net increase (decrease) in net assets resulting from share transactions	(476,233,159)	(555,857,019)
Total increase (decrease) in net assets	(1,122,910,961)	(1,357,044,737)
Net Assets
Beginning of period	7,583,722,151	8,940,766,888
End of period	$6,460,811,190	$7,583,722,151
Other Information
Shares(a)
Sold	8,570,665	27,380,941
Issued in reinvestment of distributions	12,099,751	34,822,262
Redeemed	(45,445,056)	(84,784,313)
Net increase (decrease)	(24,774,640)	(22,581,110)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Biotechnology Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A	2018 A	2017 A	2016 A,B	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$21.14	$23.45	$20.32	$16.20	$24.80	$22.15
Income from Investment Operations
Net investment income (loss)C	.02	(.04)	(.05)	(.08)	(.10)	(.09)
Net realized and unrealized gain (loss)	(1.04)	(.29)D	3.49	4.80	(6.92)	5.12
Total from investment operations	(1.02)	(.33)	3.44	4.72	(7.02)	5.03
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.77)	(1.98)	(.31)	(.60)	(1.58)	(2.38)
Total distributions	(.77)	(1.98)	(.31)	(.60)	(1.58)	(2.38)
Redemption fees added to paid in capitalC	–	–	–	–E	–E	–E
Net asset value, end of period	$19.35	$21.14	$23.45	$20.32	$16.20	$24.80
Total ReturnF,G	(5.15)%	(.46)%D	17.04%	29.67%	(30.35)%	24.21%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.72%	.74%	.75%	.73%	.74%
Expenses net of fee waivers, if any	.72%J	.72%	.74%	.75%	.73%	.74%
Expenses net of all reductions	.72%J	.72%	.73%	.74%	.73%	.74%
Net investment income (loss)	.24%J	(.20)%	(.25)%	(.43)%	(.39)%	(.41)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,460,811	$7,583,722	$8,940,767	$9,573,681	$9,723,599	$13,277,052
Portfolio turnover rateK	46%J	37%	26%	28%	35%	61%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $0.01 per share. Excluding these litigation proceeds, the total return would have been (0.53)%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
UnitedHealth Group, Inc.	8.2
Boston Scientific Corp.	7.3
Roche Holding AG (participation certificate)	5.6
Becton, Dickinson & Co.	5.4
AstraZeneca PLC (United Kingdom)	5.2
Vertex Pharmaceuticals, Inc.	4.7
Stryker Corp.	3.7
Humana, Inc.	3.5
Cigna Corp.	3.4
Intuitive Surgical, Inc.	2.5
49.5

Top Industries (% of fund's net assets)

As of August 31, 2019
Health Care Equipment & Supplies	28.8%
Biotechnology	24.8%
Health Care Providers & Services	24.5%
Pharmaceuticals	17.8%
Life Sciences Tools & Services	2.0%
All Others*	2.1%

* Includes short-term investments and net other assets (liabilities).

Health Care Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Biotechnology - 22.8%
Biotechnology - 22.8%
AbbVie, Inc.	690,000	$45,360,600
Acceleron Pharma, Inc. (a)	580,000	26,047,800
Acorda Therapeutics, Inc. (a)	973,100	3,143,113
Alexion Pharmaceuticals, Inc. (a)	1,600,000	161,216,000
Allakos, Inc. (a)(b)	460,000	40,691,600
Allogene Therapeutics, Inc. (b)	330,000	8,985,900
Alnylam Pharmaceuticals, Inc. (a)	654,000	52,771,260
Amgen, Inc.	470,000	98,051,400
AnaptysBio, Inc. (a)	552,401	22,455,101
Argenx SE ADR (a)	584,000	76,766,800
Ascendis Pharma A/S sponsored ADR (a)	715,700	80,179,871
BeiGene Ltd. ADR (a)	369,900	53,173,125
bluebird bio, Inc. (a)(b)	336,000	34,712,160
Blueprint Medicines Corp. (a)	866,500	66,434,555
Cellectis SA sponsored ADR (a)	690,000	8,404,200
FibroGen, Inc. (a)	970,000	43,320,200
Gritstone Oncology, Inc.	486,600	4,924,392
Immunomedics, Inc. (a)(b)	950,000	12,160,000
Insmed, Inc. (a)	1,240,000	20,385,600
Intercept Pharmaceuticals, Inc. (a)	340,600	21,859,708
Kura Oncology, Inc. (a)	900,000	13,662,000
Momenta Pharmaceuticals, Inc. (a)	486,600	6,145,758
Morphosys AG (a)	194,600	22,991,577
Morphosys AG sponsored ADR (a)	99	2,919
Neurocrine Biosciences, Inc. (a)	600,000	59,652,000
Principia Biopharma, Inc.	622,800	24,725,160
Sage Therapeutics, Inc. (a)	81,279	13,953,166
Sarepta Therapeutics, Inc. (a)(b)	1,080,000	97,362,000
Scholar Rock Holding Corp. (a)	68,335	723,668
The Medicines Company (a)(b)	700,000	29,372,000
uniQure B.V. (a)	360,000	19,530,000
Vertex Pharmaceuticals, Inc. (a)	1,800,000	324,036,000
Viking Therapeutics, Inc. (a)(b)	1,160,000	8,062,000
Xencor, Inc. (a)	1,196,900	44,620,432
Zymeworks, Inc. (a)	775,770	20,666,513
		1,566,548,578
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	634,300	13,491,561
Health Care Equipment & Supplies - 28.8%
Health Care Equipment - 28.6%
Atricure, Inc. (a)	1,480,000	40,537,200
Becton, Dickinson & Co.	1,460,000	370,723,200
Boston Scientific Corp. (a)	11,700,000	499,941,000
Danaher Corp.	778,500	110,617,065
Genmark Diagnostics, Inc. (a)	2,465,300	14,767,147
Hologic, Inc. (a)	1,740,000	85,903,800
Insulet Corp. (a)	970,000	149,544,900
Intuitive Surgical, Inc. (a)	340,000	173,855,600
Masimo Corp. (a)	550,000	84,287,500
Penumbra, Inc. (a)	680,000	98,974,000
Shockwave Medical, Inc.	608,679	25,218,484
Stryker Corp.	1,160,000	255,965,600
Wright Medical Group NV (a)	2,600,000	54,210,000
		1,964,545,496
Health Care Supplies - 0.2%
Hoya Corp.	200,000	16,282,769

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,980,828,265

Health Care Providers & Services - 24.2%
Health Care Distributors & Services - 0.6%
Covetrus, Inc. (a)(b)	600,000	7,974,000
EBOS Group Ltd.	2,335,500	34,906,318
		42,880,318
Health Care Facilities - 2.4%
HCA Holdings, Inc.	1,357,900	163,219,580
Health Care Services - 4.2%
Cigna Corp.	1,540,000	237,113,800
G1 Therapeutics, Inc. (a)	870,000	31,581,000
Premier, Inc. (a)	600,000	21,156,000
		289,850,800
Managed Health Care - 17.0%
Centene Corp. (a)	2,500,000	116,550,000
HealthEquity, Inc. (a)	550,000	32,648,000
Humana, Inc.	840,000	237,896,400
Molina Healthcare, Inc. (a)	600,000	78,168,000
Notre Dame Intermedica Participacoes SA	3,800,000	51,461,966
UnitedHealth Group, Inc.	2,400,000	561,599,997
Wellcare Health Plans, Inc. (a)	320,000	86,636,800
		1,164,961,163

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,660,911,861

Health Care Technology - 0.2%
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	1,849,450	2,607,725
Castlight Health, Inc. Class B (a)	3,783,681	5,334,990
Health Catalyst, Inc. (b)	140,000	5,580,400
		13,523,115
Life Sciences Tools & Services - 2.0%
Life Sciences Tools & Services - 2.0%
Avantor, Inc.	2,600,000	45,500,000
Bruker Corp.	771,516	33,306,346
Lonza Group AG	159,600	56,406,244
		135,212,590
Pharmaceuticals - 17.5%
Pharmaceuticals - 17.5%
Allergan PLC	400,000	63,888,000
AstraZeneca PLC (United Kingdom)	4,000,000	357,285,897
Bristol-Myers Squibb Co.	486,600	23,390,862
Dechra Pharmaceuticals PLC	1,450,000	52,930,800
Eli Lilly & Co.	1,460,000	164,936,200
MyoKardia, Inc. (a)	520,121	27,966,906
Recordati SpA	603,300	26,429,447
Roche Holding AG (participation certificate)	1,400,000	382,564,364
RPI International Holdings LP (a)(c)(d)	199,753	31,682,823
Theravance Biopharma, Inc. (a)(b)	1,267,800	27,929,634
Turning Point Therapeutics, Inc.	45,400	2,475,662
Zogenix, Inc. (a)	876,613	37,422,609
		1,198,903,204
Software - 0.5%
Application Software - 0.5%
Benefitfocus, Inc. (a)(b)	1,459,700	38,127,364
TOTAL COMMON STOCKS
(Cost $4,822,325,949)		6,607,546,538

Convertible Preferred Stocks - 3.0%
Biotechnology - 2.0%
Biotechnology - 2.0%
10X Genomics, Inc.:
Series C (a)(d)	2,958,778	103,853,108
Series D (a)(d)	60,000	2,106,000
BioNTech AG:
Series A (a)(c)(d)	78,748	24,801,079
Series B (c)	12,276	3,866,232
Generation Bio Series B (a)(c)(d)	130,800	1,188,972
		135,815,391
Health Care Providers & Services - 0.3%
Health Care Services - 0.3%
1Life Healthcare, Inc. Series G (a)(c)(d)	1,639,892	20,941,421
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Harmony Biosciences II, Inc.:
Series A (a)(c)(d)	10,935,215	21,433,021
Series C (c)(d)	1,845,926	3,618,015
		25,051,036
Software - 0.4%
Application Software - 0.4%
Outset Medical, Inc. Series B (a)(c)(d)	8,159,125	25,374,879
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $80,089,483)		207,182,727

Money Market Funds - 1.8%
Fidelity Cash Central Fund 2.13% (e)	49,633,187	49,643,114
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	70,619,388	70,626,450
TOTAL MONEY MARKET FUNDS
(Cost $120,266,869)		120,269,564
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $5,022,682,301)		6,934,998,829
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(69,863,182)
NET ASSETS - 100%		$6,865,135,647

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $234,999,318 or 3.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$13,250,000
10X Genomics, Inc. Series D	4/10/18	$574,200
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
BioNTech AG Series A	12/29/17	$17,246,491
Generation Bio Series B	2/21/18	$1,196,258
Harmony Biosciences II, Inc. Series A	9/22/17	$10,935,215
Harmony Biosciences II, Inc. Series C	8/9/19	$3,618,015
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15 - 3/23/16	$26,504,031

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$497,854
Fidelity Securities Lending Cash Central Fund	613,227
Total	$1,111,081

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,607,546,538	$5,810,794,970	$765,068,745	$31,682,823
Convertible Preferred Stocks	207,182,727	--	105,959,108	101,223,619
Money Market Funds	120,269,564	120,269,564	--	--
Total Investments in Securities:	$6,934,998,829	$5,931,064,534	$871,027,853	$132,906,442

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$119,050,694
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	13,014,651
Cost of Purchases	7,587,318
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(38,429,044)
Ending Balance	$101,223,619
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2019	$13,014,651
Other Investments in Securities
Beginning Balance	$30,985,685
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	697,138
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$31,682,823
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2019	$697,138

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.6%
Switzerland	6.4%
United Kingdom	6.0%
Netherlands	2.2%
Cayman Islands	1.7%
Denmark	1.2%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,047,793) — See accompanying schedule: Unaffiliated issuers (cost $4,902,415,432)	$6,814,729,265
Fidelity Central Funds (cost $120,266,869)	120,269,564
Total Investment in Securities (cost $5,022,682,301)		$6,934,998,829
Receivable for investments sold		14,047,919
Receivable for fund shares sold		2,839,081
Dividends receivable		10,106,165
Distributions receivable from Fidelity Central Funds		151,102
Prepaid expenses		63,389
Other receivables		614,598
Total assets		6,962,821,083
Liabilities
Payable for investments purchased	$15,930,965
Payable for fund shares redeemed	6,364,915
Accrued management fee	3,124,242
Other affiliated payables	984,813
Other payables and accrued expenses	676,053
Collateral on securities loaned	70,604,448
Total liabilities		97,685,436
Net Assets		$6,865,135,647
Net Assets consist of:
Paid in capital		$4,837,563,622
Total distributable earnings (loss)		2,027,572,025
Net Assets, for 279,801,918 shares outstanding		$6,865,135,647
Net Asset Value, offering price and redemption price per share ($6,865,135,647 ÷ 279,801,918 shares)		$24.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$32,426,454
Income from Fidelity Central Funds (including $613,227 from security lending)		1,111,081
Total income		33,537,535
Expenses
Management fee	$19,095,158
Transfer agent fees	5,388,222
Accounting and security lending fees	588,634
Custodian fees and expenses	90,677
Independent trustees' fees and expenses	19,850
Registration fees	69,075
Audit	23,855
Legal	8,933
Miscellaneous	31,144
Total expenses before reductions	25,315,548
Expense reductions	(81,590)
Total expenses after reductions		25,233,958
Net investment income (loss)		8,303,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	154,848,403
Redemptions in-kind with affiliated entities	52,017,323
Fidelity Central Funds	2,027
Foreign currency transactions	208,311
Total net realized gain (loss)		207,076,064
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(209,137,082)
Assets and liabilities in foreign currencies	51,793
Total change in net unrealized appreciation (depreciation)		(209,085,289)
Net gain (loss)		(2,009,225)
Net increase (decrease) in net assets resulting from operations		$6,294,352

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,303,577	$7,100,479
Net realized gain (loss)	207,076,064	557,360,838
Change in net unrealized appreciation (depreciation)	(209,085,289)	276,169,757
Net increase (decrease) in net assets resulting from operations	6,294,352	840,631,074
Distributions to shareholders	–	(587,162,015)
Share transactions
Proceeds from sales of shares	358,241,633	1,445,029,108
Reinvestment of distributions	–	550,453,790
Cost of shares redeemed	(950,107,437)	(1,721,649,295)
Net increase (decrease) in net assets resulting from share transactions	(591,865,804)	273,833,603
Total increase (decrease) in net assets	(585,571,452)	527,302,662
Net Assets
Beginning of period	7,450,707,099	6,923,404,437
End of period	$6,865,135,647	$7,450,707,099
Other Information
Shares(a)
Sold	14,813,046	58,505,582
Issued in reinvestment of distributions	–	24,271,579
Redeemed	(39,349,349)	(72,356,020)
Net increase (decrease)	(24,536,303)	10,421,141

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Health Care Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A	2018 A	2017 A	2016 A,B	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$24.48	$23.56	$20.89	$18.05	$23.64	$21.69
Income from Investment Operations
Net investment income (loss)C	.03	.02	.05	.02	(.01)	(.04)
Net realized and unrealized gain (loss)	.03	2.90	3.17	2.93	(3.16)	5.00
Total from investment operations	.06	2.92	3.22	2.95	(3.17)	4.96
Distributions from net investment income	–	(.03)	(.04)	(.02)	–	–
Distributions from net realized gain	–	(1.97)	(.51)	(.09)	(2.42)	(3.01)
Total distributions	–	(2.00)	(.55)	(.11)	(2.42)	(3.01)
Redemption fees added to paid in capitalC	–	–	–	–D	–D	–D
Net asset value, end of period	$24.54	$24.48	$23.56	$20.89	$18.05	$23.64
Total ReturnE,F	.25%	13.30%	15.49%	16.43%	(14.90)%	25.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.71%	.73%	.74%	.73%	.74%
Expenses net of fee waivers, if any	.71%I	.71%	.73%	.73%	.73%	.74%
Expenses net of all reductions	.71%I	.71%	.72%	.73%	.72%	.74%
Net investment income (loss)	.23%I	.10%	.23%	.12%	(.03)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,865,136	$7,450,707	$6,923,404	$6,628,882	$7,439,085	$9,831,808
Portfolio turnover rateJ	34%I,K	60%K	75%	49%K	76%	98%K

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
UnitedHealth Group, Inc.	24.8
Cigna Corp.	10.2
Humana, Inc.	9.4
HCA Holdings, Inc.	5.7
CVS Health Corp.	4.9
Wellcare Health Plans, Inc.	4.9
Centene Corp.	4.8
Anthem, Inc.	4.1
Chemed Corp.	3.6
Molina Healthcare, Inc.	3.4
75.8

Top Industries (% of fund's net assets)

As of August 31, 2019
Health Care Providers & Services	95.7%
Diversified Consumer Services	1.2%
Insurance	0.8%
Health Care Technology	0.5%
Software	0.3%
All Others*	1.5%

* Includes short-term investments and net other assets (liabilities).

Health Care Services Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Diversified Consumer Services - 1.2%
Specialized Consumer Services - 1.2%
Service Corp. International	262,700	$12,163,010
Health Care Providers & Services - 95.7%
Health Care Distributors & Services - 4.0%
AmerisourceBergen Corp.	389,500	32,044,165
Covetrus, Inc. (a)(b)	515,673	6,853,294
		38,897,459
Health Care Facilities - 11.6%
Brookdale Senior Living, Inc. (a)	1,775,900	14,526,862
HCA Holdings, Inc.	472,300	56,770,460
Surgery Partners, Inc. (a)(b)	947,000	6,098,680
U.S. Physical Therapy, Inc.	76,400	10,200,928
Universal Health Services, Inc. Class B	189,500	27,397,910
		114,994,840
Health Care Services - 26.8%
1Life Healthcare, Inc. (a)(c)(d)	810,794	10,353,839
Amedisys, Inc. (a)	142,600	18,354,046
Chemed Corp.	83,700	35,943,291
Cigna Corp.	652,472	100,461,114
CVS Health Corp.	799,400	48,699,448
Laboratory Corp. of America Holdings (a)	25,100	4,205,756
LHC Group, Inc. (a)	241,844	28,658,514
Quest Diagnostics, Inc.	179,000	18,324,230
		265,000,238
Managed Health Care - 53.3%
Anthem, Inc.	155,802	40,745,339
Centene Corp. (a)	1,023,600	47,720,232
HealthEquity, Inc. (a)	303,900	18,039,504
Humana, Inc.	328,200	92,949,522
Molina Healthcare, Inc. (a)	255,500	33,286,540
Notre Dame Intermedica Participacoes SA	90,000	1,218,836
UnitedHealth Group, Inc.	1,045,850	244,728,900
Wellcare Health Plans, Inc. (a)	178,260	48,262,112
		526,950,985

TOTAL HEALTH CARE PROVIDERS & SERVICES		945,843,522

Health Care Technology - 0.5%
Health Care Technology - 0.5%
Teladoc Health, Inc. (a)(b)	84,629	4,898,327
Insurance - 0.8%
Insurance Brokers - 0.8%
eHealth, Inc. (a)	99,500	8,289,345
Software - 0.3%
Application Software - 0.3%
Benefitfocus, Inc. (a)	90,500	2,363,860
TOTAL COMMON STOCKS
(Cost $668,344,599)		973,558,064

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.13% (e)	8,448,461	8,450,151
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	11,549,676	11,550,831
TOTAL MONEY MARKET FUNDS
(Cost $20,000,982)		20,000,982
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $688,345,581)		993,559,046
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,142,785)
NET ASSETS - 100%		$988,416,261

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,353,839 or 1.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc.	10/24/18	$10,078,169

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,082
Fidelity Securities Lending Cash Central Fund	11,171
Total	$94,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$973,558,064	$963,204,225	$--	$10,353,839
Money Market Funds	20,000,982	20,000,982	--	--
Total Investments in Securities:	$993,559,046	$983,205,207	$--	$10,353,839

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$10,078,169
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	275,670
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$10,353,839
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2019	$275,670

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,400,198) — See accompanying schedule: Unaffiliated issuers (cost $668,344,599)	$973,558,064
Fidelity Central Funds (cost $20,000,982)	20,000,982
Total Investment in Securities (cost $688,345,581)		$993,559,046
Receivable for investments sold		8,305,267
Receivable for fund shares sold		291,319
Dividends receivable		452,541
Distributions receivable from Fidelity Central Funds		18,473
Prepaid expenses		8,123
Other receivables		70,611
Total assets		1,002,705,380
Liabilities
Payable for fund shares redeemed	$2,008,722
Accrued management fee	459,089
Other affiliated payables	182,675
Other payables and accrued expenses	88,868
Collateral on securities loaned	11,549,765
Total liabilities		14,289,119
Net Assets		$988,416,261
Net Assets consist of:
Paid in capital		$752,740,211
Total distributable earnings (loss)		235,676,050
Net Assets, for 11,366,106 shares outstanding		$988,416,261
Net Asset Value, offering price and redemption price per share ($988,416,261 ÷ 11,366,106 shares)		$86.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$5,858,510
Income from Fidelity Central Funds (including $11,171 from security lending)		94,253
Total income		5,952,763
Expenses
Management fee	$2,964,754
Transfer agent fees	980,421
Accounting and security lending fees	181,267
Custodian fees and expenses	7,865
Independent trustees' fees and expenses	3,304
Registration fees	38,676
Audit	19,001
Legal	1,277
Interest	1,579
Miscellaneous	4,458
Total expenses before reductions	4,202,602
Expense reductions	(15,714)
Total expenses after reductions		4,186,888
Net investment income (loss)		1,765,875
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(36,108,202)
Fidelity Central Funds	161
Foreign currency transactions	14,656
Total net realized gain (loss)		(36,093,385)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,825,164)
Assets and liabilities in foreign currencies	(179)
Total change in net unrealized appreciation (depreciation)		(2,825,343)
Net gain (loss)		(38,918,728)
Net increase (decrease) in net assets resulting from operations		$(37,152,853)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,765,875	$1,468,668
Net realized gain (loss)	(36,093,385)	62,070,916
Change in net unrealized appreciation (depreciation)	(2,825,343)	(28,936,165)
Net increase (decrease) in net assets resulting from operations	(37,152,853)	34,603,419
Distributions to shareholders	–	(130,842,102)
Share transactions
Proceeds from sales of shares	95,009,634	924,676,252
Reinvestment of distributions	–	124,342,856
Cost of shares redeemed	(412,510,474)	(439,402,544)
Net increase (decrease) in net assets resulting from share transactions	(317,500,840)	609,616,564
Total increase (decrease) in net assets	(354,653,693)	513,377,881
Net Assets
Beginning of period	1,343,069,954	829,692,073
End of period	$988,416,261	$1,343,069,954
Other Information
Shares
Sold	1,097,960	9,355,084
Issued in reinvestment of distributions	–	1,381,139
Redeemed	(4,775,655)	(4,690,557)
Net increase (decrease)	(3,677,695)	6,045,666

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Health Care Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$89.28	$92.21	$89.93	$78.59	$87.26	$75.55
Income from Investment Operations
Net investment income (loss)B	.14	.13	.11	.12	(.03)	(.09)
Net realized and unrealized gain (loss)	(2.46)	8.27	14.23	15.03	(5.21)	19.25
Total from investment operations	(2.32)	8.40	14.34	15.15	(5.24)	19.16
Distributions from net investment income	–	(.10)	(.10)	(.13)	(.02)	–
Distributions from net realized gain	–	(11.23)	(11.96)	(3.68)	(3.41)	(7.45)
Total distributions	–	(11.33)	(12.06)	(3.81)	(3.43)	(7.45)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$86.96	$89.28	$92.21	$89.93	$78.59	$87.26
Total ReturnD,E	(2.60)%	9.61%	17.03%	19.71%	(6.30)%	26.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.77%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.76%H	.76%	.77%	.78%	.77%	.79%
Expenses net of all reductions	.76%H	.76%	.76%	.78%	.77%	.79%
Net investment income (loss)	.32%H	.14%	.12%	.15%	(.03)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$988,416	$1,343,070	$829,692	$760,108	$837,518	$878,416
Portfolio turnover rateI	35%H	60%	65%	26%	39%	44%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Medical Technology and Devices Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Boston Scientific Corp.	10.9
Becton, Dickinson & Co.	9.8
Thermo Fisher Scientific, Inc.	8.8
Stryker Corp.	8.5
Intuitive Surgical, Inc.	5.8
Danaher Corp.	5.4
Medtronic PLC	3.7
Abbott Laboratories	3.4
Hologic, Inc.	3.3
Insulet Corp.	2.8
62.4

Top Industries (% of fund's net assets)

As of August 31, 2019
Health Care Equipment & Supplies	74.6%
Life Sciences Tools & Services	14.2%
Health Care Providers & Services	7.3%
Biotechnology	1.5%
Health Care Technology	0.8%
All Others*	1.6%

* Includes short-term investments and net other assets (liabilities).

Medical Technology and Devices Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Biotechnology - 1.3%
Biotechnology - 1.3%
Calyxt, Inc. (a)	702,582	$4,348,983
Natera, Inc. (a)	1,500,000	49,425,000
Polarityte, Inc. (a)(b)	600,000	2,226,000
Sarepta Therapeutics, Inc. (a)	300,000	27,045,000
		83,044,983
Health Care Equipment & Supplies - 74.6%
Health Care Equipment - 70.7%
Abbott Laboratories	2,580,000	220,125,600
Atricure, Inc. (a)(c)	2,240,000	61,353,600
Becton, Dickinson & Co.	2,500,000	634,800,000
Boston Scientific Corp. (a)	16,600,000	709,317,998
Danaher Corp.	2,460,000	349,541,400
DexCom, Inc. (a)	580,000	99,533,800
Edwards Lifesciences Corp. (a)	64,000	14,197,760
Fisher & Paykel Healthcare Corp.	5,000,000	52,455,825
Genmark Diagnostics, Inc. (a)	2,185,617	13,091,846
Hologic, Inc. (a)	4,280,000	211,303,600
IDEXX Laboratories, Inc. (a)	200,000	57,948,000
Insulet Corp. (a)	1,200,000	185,004,000
Integra LifeSciences Holdings Corp. (a)	300,000	18,006,000
Intuitive Surgical, Inc. (a)	740,000	378,391,600
Masimo Corp. (a)	1,200,000	183,900,000
Medtronic PLC	2,200,000	237,358,000
Penumbra, Inc. (a)(b)	1,003,900	146,117,645
ResMed, Inc.	800,000	111,440,000
Shockwave Medical, Inc.	608,679	25,218,484
Smith & Nephew PLC sponsored ADR	1,200,000	57,552,000
Stryker Corp.	2,500,000	551,650,000
Teleflex, Inc.	188,000	68,416,960
Varian Medical Systems, Inc. (a)	900,000	95,337,000
Wright Medical Group NV (a)(b)	5,000,000	104,250,000
		4,586,311,118
Health Care Supplies - 3.9%
Align Technology, Inc. (a)	60,000	10,986,600
Haemonetics Corp. (a)	200,000	26,706,000
Hoya Corp.	296,369	24,128,540
ICU Medical, Inc. (a)	280,000	45,290,000
Nanosonics Ltd. (a)(c)	20,000,000	89,838,230
Quotient Ltd. (a)(b)	1,500,000	13,530,000
STERIS PLC	260,000	40,144,000
		250,623,370

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,836,934,488

Health Care Providers & Services - 7.2%
Health Care Distributors & Services - 0.2%
Covetrus, Inc. (a)(b)	1,000,000	13,290,000
Health Care Facilities - 1.3%
HCA Holdings, Inc.	700,000	84,140,000
Health Care Services - 1.3%
1Life Healthcare, Inc. (a)(d)(e)	606,058	7,739,361
Cigna Corp.	500,000	76,985,000
		84,724,361
Managed Health Care - 4.4%
HealthEquity, Inc. (a)(b)	650,000	38,584,000
Humana, Inc.	280,000	79,298,800
UnitedHealth Group, Inc.	720,000	168,480,000
		286,362,800

TOTAL HEALTH CARE PROVIDERS & SERVICES		468,517,161

Health Care Technology - 0.8%
Health Care Technology - 0.8%
Castlight Health, Inc. (a)	985,400	1,389,414
Castlight Health, Inc. Class B (a)	5,000,000	7,050,000
Health Catalyst, Inc. (b)	129,625	5,166,853
HTG Molecular Diagnostics (a)(b)(c)	2,392,976	2,225,468
Veeva Systems, Inc. Class A (a)	210,000	33,679,800
		49,511,535
Insurance - 0.6%
Insurance Brokers - 0.6%
eHealth, Inc. (a)	460,000	38,322,600
Life Sciences Tools & Services - 14.2%
Life Sciences Tools & Services - 14.2%
Avantor, Inc.	3,600,000	63,000,000
Bio-Rad Laboratories, Inc. Class A (a)	80,000	27,016,800
Bruker Corp.	2,586,836	111,673,710
Lonza Group AG	340,000	120,163,678
Nanostring Technologies, Inc. (a)	520,000	13,249,600
PerkinElmer, Inc.	180,000	14,886,000
Thermo Fisher Scientific, Inc.	2,000,000	574,120,000
		924,109,788
Software - 0.5%
Application Software - 0.5%
Benefitfocus, Inc. (a)	1,290,000	33,694,800
TOTAL COMMON STOCKS
(Cost $4,487,590,723)		6,434,135,355

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.2%
Biotechnology - 0.2%
10X Genomics, Inc. Series D1 0.00 (e)	392,772	13,786,297
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)(e)	455,526	5,817,067
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc.:
Series B (a)(d)(e)	3,307,754	10,287,115
Series D (d)(e)	1,607,717	5,000,000
		15,287,115
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $20,499,992)		34,890,479

Money Market Funds - 1.7%
Fidelity Cash Central Fund 2.13% (f)	18,669,459	18,673,193
Fidelity Securities Lending Cash Central Fund 2.13% (f)(g)	91,423,154	91,432,296
TOTAL MONEY MARKET FUNDS
(Cost $110,103,169)		110,105,489
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $4,618,193,884)		6,579,131,323
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(90,744,067)
NET ASSETS - 100%		$6,488,387,256

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,629,840 or 0.7% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series D1 0.00	10/18/18	$4,999,988
1Life Healthcare, Inc.	9/28/18	$7,533,301
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001
Outset Medical, Inc. Series D	8/20/18	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$823,461
Fidelity Securities Lending Cash Central Fund	639,955
Total	$1,463,416

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Atricure, Inc.	$66,435,200	$4,731,086	$38,113	$--	$(4,279)	$(9,770,294)	$61,353,600
HTG Molecular Diagnostics	6,580,684	--	--	--	--	(4,355,216)	2,225,468
Nanosonics Ltd.	57,698,529	3,156,431	2,325,707	--	926,625	30,382,352	89,838,230
Polarityte, Inc.	14,532,000	--	2,811,312	--	(8,302,156)	(1,192,530)	--
Total	$145,246,413	$7,887,517	$5,175,132	$--	$(7,379,810)	$15,064,312	$153,417,298

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,434,135,355	$6,401,177,510	$25,218,484	$7,739,361
Convertible Preferred Stocks	34,890,479	--	13,786,297	21,104,182
Money Market Funds	110,105,489	110,105,489	--	--
Total Investments in Securities:	$6,579,131,323	$6,511,282,999	$39,004,781	$28,843,543

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
Ireland	4.3%
Switzerland	1.9%
Netherlands	1.6%
Australia	1.4%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Medical Technology and Devices Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $89,254,074) — See accompanying schedule: Unaffiliated issuers (cost $4,410,554,472)	$6,315,608,536
Fidelity Central Funds (cost $110,103,169)	110,105,489
Other affiliated issuers (cost $97,536,243)	153,417,298
Total Investment in Securities (cost $4,618,193,884)		$6,579,131,323
Cash		58,637
Receivable for investments sold		8,592,031
Receivable for fund shares sold		2,059,241
Dividends receivable		804,499
Distributions receivable from Fidelity Central Funds		139,308
Prepaid expenses		42,669
Other receivables		223,807
Total assets		6,591,051,515
Liabilities
Payable for investments purchased	$1,050,021
Payable for fund shares redeemed	6,110,819
Accrued management fee	2,887,480
Other affiliated payables	968,745
Other payables and accrued expenses	239,577
Collateral on securities loaned	91,407,617
Total liabilities		102,664,259
Net Assets		$6,488,387,256
Net Assets consist of:
Paid in capital		$4,406,199,440
Total distributable earnings (loss)		2,082,187,816
Net Assets, for 115,875,480 shares outstanding		$6,488,387,256
Net Asset Value, offering price and redemption price per share ($6,488,387,256 ÷ 115,875,480 shares)		$55.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$19,240,060
Income from Fidelity Central Funds (including $639,955 from security lending)		1,463,416
Total income		20,703,476
Expenses
Management fee	$17,682,325
Transfer agent fees	5,390,246
Accounting and security lending fees	579,502
Custodian fees and expenses	31,483
Independent trustees' fees and expenses	18,085
Registration fees	99,886
Audit	19,460
Legal	8,186
Miscellaneous	23,776
Total expenses before reductions	23,852,949
Expense reductions	(68,973)
Total expenses after reductions		23,783,976
Net investment income (loss)		(3,080,500)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	151,945,739
Fidelity Central Funds	11,411
Other affiliated issuers	(7,379,810)
Foreign currency transactions	84,236
Total net realized gain (loss)		144,661,576
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	193,425,230
Affiliated issuers	15,064,312
Assets and liabilities in foreign currencies	1,143
Total change in net unrealized appreciation (depreciation)		208,490,685
Net gain (loss)		353,152,261
Net increase (decrease) in net assets resulting from operations		$350,071,761

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,080,500)	$(3,877,280)
Net realized gain (loss)	144,661,576	196,864,394
Change in net unrealized appreciation (depreciation)	208,490,685	844,785,779
Net increase (decrease) in net assets resulting from operations	350,071,761	1,037,772,893
Distributions to shareholders	–	(356,492,522)
Share transactions
Proceeds from sales of shares	459,418,781	3,069,361,368
Reinvestment of distributions	–	339,089,973
Cost of shares redeemed	(1,108,748,171)	(1,366,012,756)
Net increase (decrease) in net assets resulting from share transactions	(649,329,390)	2,042,438,585
Total increase (decrease) in net assets	(299,257,629)	2,723,718,956
Net Assets
Beginning of period	6,787,644,885	4,063,925,929
End of period	$6,488,387,256	$6,787,644,885
Other Information
Shares
Sold	8,564,784	60,281,432
Issued in reinvestment of distributions	–	7,362,903
Redeemed	(20,956,951)	(27,541,203)
Net increase (decrease)	(12,392,167)	40,103,132

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Medical Technology and Devices Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$52.92	$46.09	$41.48	$33.75	$41.90	$38.03
Income from Investment Operations
Net investment income (loss)B	(.03)	(.04)	.05	.01	(.03)	.04
Net realized and unrealized gain (loss)	3.10	10.40	7.31	9.87	(2.25)	9.86
Total from investment operations	3.07	10.36	7.36	9.88	(2.28)	9.90
Distributions from net investment income	–	–	(.08)	–	(.01)	(.05)
Distributions from net realized gain	–	(3.53)	(2.67)	(2.15)	(5.86)	(5.98)
Total distributions	–	(3.53)	(2.75)	(2.15)	(5.87)	(6.03)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$55.99	$52.92	$46.09	$41.48	$33.75	$41.90
Total ReturnD,E	5.80%	23.85%	18.01%	30.13%	(6.63)%	28.52%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.73%	.76%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.72%H	.73%	.76%	.76%	.76%	.77%
Expenses net of all reductions	.72%H	.73%	.75%	.76%	.75%	.77%
Net investment income (loss)	(.09)%H	(.07)%	.11%	.01%	(.09)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$6,488,387	$6,787,645	$4,063,926	$3,134,376	$1,915,772	$2,107,515
Portfolio turnover rateI	35%H	43%	77%	55%	46%	106%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
AstraZeneca PLC sponsored ADR	13.2
Johnson & Johnson	10.3
Sanofi SA sponsored ADR	8.3
Bristol-Myers Squibb Co.	7.9
Roche Holding AG (participation certificate)	7.2
Eli Lilly & Co.	5.0
Novartis AG sponsored ADR	4.8
Merck & Co., Inc.	4.7
Zoetis, Inc. Class A	4.0
Allergan PLC	3.1
68.5

Top Industries (% of fund's net assets)

As of August 31, 2019
Pharmaceuticals	81.1%
Biotechnology	15.9%
Health Care Equipment & Supplies	2.1%
Life Sciences Tools & Services	0.2%
All Others*	0.7%

* Includes short-term investments and net other assets (liabilities).

Pharmaceuticals Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Biotechnology - 15.7%
Biotechnology - 15.7%
Acceleron Pharma, Inc. (a)	63,600	$2,856,276
Alnylam Pharmaceuticals, Inc. (a)	33,200	2,678,908
Amgen, Inc.	68,700	14,332,194
AnaptysBio, Inc. (a)	17,300	703,245
Argenx SE (a)	25,200	3,300,179
Ascendis Pharma A/S sponsored ADR (a)	51,300	5,747,139
Blueprint Medicines Corp. (a)	61,000	4,676,870
Celgene Corp. (a)	184,200	17,830,560
Cytokinetics, Inc. (a)	79,400	1,115,570
FibroGen, Inc. (a)	72,900	3,255,714
Global Blood Therapeutics, Inc. (a)	95,200	4,377,296
Immunomedics, Inc. (a)(b)	306,051	3,917,453
Kalvista Pharmaceuticals, Inc. (a)(b)	99,000	1,546,380
Kura Oncology, Inc. (a)	58,600	889,548
Leap Therapeutics, Inc. (a)(b)	660,800	997,808
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	392,848
Magenta Therapeutics, Inc. (a)(b)	97,400	1,006,142
Moderna, Inc. (b)	165,800	2,608,034
Momenta Pharmaceuticals, Inc. (a)	86,372	1,090,878
Morphosys AG sponsored ADR (a)	86,300	2,544,124
Olivo Labs (a)(c)(d)	6,851	0
PTC Therapeutics, Inc. (a)	82,700	3,685,939
Rubius Therapeutics, Inc. (a)	46,400	430,592
Sarepta Therapeutics, Inc. (a)(b)	72,041	6,494,496
Synthorx, Inc. (b)	76,800	1,375,488
The Medicines Company (a)(b)	89,184	3,742,161
Vertex Pharmaceuticals, Inc. (a)	83,400	15,013,668
Xencor, Inc. (a)	66,468	2,477,927
		109,087,437
Health Care Equipment & Supplies - 2.1%
Health Care Equipment - 1.5%
Boston Scientific Corp. (a)	243,300	10,396,209
Health Care Supplies - 0.6%
Alcon, Inc. (a)	64,369	3,923,934

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		14,320,143

Life Sciences Tools & Services - 0.2%
Life Sciences Tools & Services - 0.2%
Bruker Corp.	34,200	1,476,414
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	60,800
Pharmaceuticals - 80.8%
Pharmaceuticals - 80.8%
Allergan PLC	135,038	21,568,269
AstraZeneca PLC sponsored ADR	2,039,500	91,838,686
Bausch Health Cos., Inc. (Canada) (a)	111,000	2,365,232
Bristol-Myers Squibb Co.	1,145,680	55,072,838
Catalent, Inc. (a)	41,100	2,167,614
Cronos Group, Inc. (a)(b)	233,800	2,579,632
Elanco Animal Health, Inc.	99,600	2,591,592
Eli Lilly & Co.	308,861	34,892,027
GlaxoSmithKline PLC sponsored ADR	241,000	10,020,780
Horizon Pharma PLC (a)	386,100	10,667,943
Johnson & Johnson	554,250	71,143,530
Merck & Co., Inc.	377,036	32,602,303
Mylan NV (a)	171,600	3,341,052
MyoKardia, Inc. (a)	67,500	3,629,475
Nektar Therapeutics (a)(b)	393,233	6,909,104
Novartis AG sponsored ADR	365,248	32,912,497
Novo Nordisk A/S Series B sponsored ADR	138,200	7,201,602
Perrigo Co. PLC (b)	260,300	12,176,834
Pfizer, Inc.	259,788	9,235,463
Roche Holding AG (participation certificate)	182,196	49,786,926
Sanofi SA sponsored ADR	1,334,022	57,296,245
Takeda Pharmaceutical Co. Ltd. ADR (b)	386,400	6,514,704
Theravance Biopharma, Inc. (a)	57,697	1,271,065
WAVE Life Sciences (a)(b)	73,700	1,695,100
Zoetis, Inc. Class A	219,900	27,799,758
Zogenix, Inc. (a)	71,100	3,035,259
		560,315,530
TOTAL COMMON STOCKS
(Cost $539,154,763)		685,260,324

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.2%
Biotechnology - 0.2%
BioNTech AG Series B (c)	5,386	1,696,279
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Harmony Biosciences II, Inc. Series C (c)(d)	1,020,408	2,000,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,741,501)		3,696,279

Money Market Funds - 4.4%
Fidelity Cash Central Fund 2.13% (e)	1,074,498	1,074,712
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	29,369,525	29,372,462
TOTAL MONEY MARKET FUNDS
(Cost $30,447,174)		30,447,174
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $573,343,438)		719,403,777
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(25,688,017)
NET ASSETS - 100%		$693,715,760

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000,000 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Harmony Biosciences II, Inc. Series C	8/9/19	$2,000,000
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,165
Fidelity Securities Lending Cash Central Fund	188,149
Total	$217,314

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$685,260,324	$631,780,371	$53,479,953	$--
Convertible Preferred Stocks	3,696,279	--	--	3,696,279
Money Market Funds	30,447,174	30,447,174	--	--
Total Investments in Securities:	$719,403,777	$662,227,545	$53,479,953	$3,696,279

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	52.5%
United Kingdom	14.7%
Switzerland	12.6%
France	8.3%
Ireland	6.4%
Denmark	1.8%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,480,015) — See accompanying schedule: Unaffiliated issuers (cost $542,896,264)	$688,956,603
Fidelity Central Funds (cost $30,447,174)	30,447,174
Total Investment in Securities (cost $573,343,438)		$719,403,777
Receivable for investments sold		1,739,203
Receivable for fund shares sold		74,486
Dividends receivable		3,155,396
Distributions receivable from Fidelity Central Funds		19,324
Prepaid expenses		6,695
Other receivables		116,529
Total assets		724,515,410
Liabilities
Payable for investments purchased	$112,354
Payable for fund shares redeemed	740,863
Accrued management fee	311,194
Other affiliated payables	135,450
Other payables and accrued expenses	136,236
Collateral on securities loaned	29,363,553
Total liabilities		30,799,650
Net Assets		$693,715,760
Net Assets consist of:
Paid in capital		$506,848,297
Total distributable earnings (loss)		186,867,463
Net Assets, for 33,080,392 shares outstanding		$693,715,760
Net Asset Value, offering price and redemption price per share ($693,715,760 ÷ 33,080,392 shares)		$20.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$10,094,543
Income from Fidelity Central Funds (including $188,149 from security lending)		217,314
Income before foreign taxes withheld		10,311,857
Less foreign taxes withheld		(778,469)
Total income		9,533,388
Expenses
Management fee	$1,912,021
Transfer agent fees	708,759
Accounting and security lending fees	127,380
Custodian fees and expenses	6,291
Independent trustees' fees and expenses	1,986
Registration fees	28,929
Audit	22,186
Legal	2,334
Interest	1,824
Miscellaneous	3,284
Total expenses before reductions	2,814,994
Expense reductions	(12,842)
Total expenses after reductions		2,802,152
Net investment income (loss)		6,731,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,496,303
Fidelity Central Funds	368
Foreign currency transactions	14,362
Total net realized gain (loss)		36,511,033
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(28,949,645)
Assets and liabilities in foreign currencies	6,931
Total change in net unrealized appreciation (depreciation)		(28,942,714)
Net gain (loss)		7,568,319
Net increase (decrease) in net assets resulting from operations		$14,299,555

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,731,236	$10,939,589
Net realized gain (loss)	36,511,033	48,998,628
Change in net unrealized appreciation (depreciation)	(28,942,714)	37,013,441
Net increase (decrease) in net assets resulting from operations	14,299,555	96,951,658
Distributions to shareholders	(19,477,114)	(14,056,846)
Share transactions
Proceeds from sales of shares	28,425,297	102,161,790
Reinvestment of distributions	18,393,714	13,373,472
Cost of shares redeemed	(95,529,616)	(195,388,778)
Net increase (decrease) in net assets resulting from share transactions	(48,710,605)	(79,853,516)
Total increase (decrease) in net assets	(53,888,164)	3,041,296
Net Assets
Beginning of period	747,603,924	744,562,628
End of period	$693,715,760	$747,603,924
Other Information
Shares
Sold	1,360,566	5,084,653
Issued in reinvestment of distributions	880,925	688,424
Redeemed	(4,639,983)	(9,855,467)
Net increase (decrease)	(2,398,492)	(4,082,390)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Pharmaceuticals Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$21.07	$18.82	$18.11	$18.20	$23.08	$21.39
Income from Investment Operations
Net investment income (loss)B	.20	.29	.27	.22	.24	.14
Net realized and unrealized gain (loss)	.25	2.34	.74	(.13)	(2.52)	3.76
Total from investment operations	.45	2.63	1.01	.09	(2.28)	3.90
Distributions from net investment income	(.08)	(.28)	(.25)	(.18)	(.17)	(.18)
Distributions from net realized gain	(.47)	(.10)	(.05)	–	(2.43)	(2.03)
Total distributions	(.55)	(.38)	(.30)	(.18)	(2.60)	(2.21)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$20.97	$21.07	$18.82	$18.11	$18.20	$23.08
Total ReturnD,E	2.16%	14.15%	5.61%	.57%	(11.33)%	20.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.79%H	.80%	.81%	.80%	.78%	.79%
Expenses net of fee waivers, if any	.79%H	.79%	.81%	.80%	.78%	.79%
Expenses net of all reductions	.79%H	.79%	.80%	.79%	.77%	.79%
Net investment income (loss)	1.89%H	1.48%	1.44%	1.16%	1.09%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$693,716	$747,604	$744,563	$1,000,937	$1,693,410	$1,892,865
Portfolio turnover rateI	56%H	55%	89%	77%	77%	72%J

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Effective after the close of business on March 29, 2019, Medical Technology and Devices Portfolio is closed to new accounts with certain exceptions. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechnology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 159,707,461	Market comparable	Enterprise value/Sales multiple (EV/S)	3.9	Increase
			Transaction price	$0.77 - $132.98 / $45.23	Increase
			Discount rate	10.0%	Decrease
			Proxy discount	4.0% - 26.8% / 14.3%	Decrease
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$2.25 - $158.61 / $157.74	Increase
		Discounted cash flow	Discount rate	8.0% - 11.0% / 10.3%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Growth rate	3.5%	Increase
			Probability rate	6.3%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Health Care Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 132,906,442	Market comparable	Enterprise value/Sales multiple (EV/S)	4.9	Increase
			Transaction price	$1.96 - $325.82 / $171.20	Increase
			Proxy discount	0.6%	Decrease
			Premium rate	98.5%	Increase
		Market approach	Transaction price	$3.11 - $158.61 / $89.46	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Health Care Services Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 10,353,839	Market comparable	Enterprise value/Sales multiple (EV/S)	4.9	Increase
			Premium rate	98.5%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) the Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Biotechnology Portfolio	$816,359
Health Care Portfolio	566,804
Health Care Services Portfolio	61,987
Medical Technology and Devices Portfolio	186,692
Pharmaceuticals Portfolio	110,981

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, certain deemed dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Biotechnology Portfolio	$5,582,794,024	$2,408,508,905	$(774,422,369)	$1,634,086,536
Health Care Portfolio	5,075,415,760	2,123,443,777	(263,860,708)	1,859,583,069
Health Care Services Portfolio	706,378,073	326,525,892	(39,344,919)	287,180,973
Medical Technology and Devices Portfolio	4,630,269,760	2,131,441,000	(182,579,437)	1,948,861,563
Pharmaceuticals Portfolio	575,697,785	158,599,788	(14,893,796)	143,705,992

Certain of the Funds elected to defer to the next fiscal year capital and currency losses recognized during the period November 1, 2018 to February 28, 2019, and ordinary losses recognized during the period January 1, 2019 to February 28, 2019. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Biotechnology Portfolio	$(9,468,707)	$–
Health Care Portfolio	(52,551,216)	–
Health Care Services Portfolio	(7,545,546)	–
Medical Technology and Devices Portfolio	(4,763,866)	(4,505,609)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. Biotechnology Portfolio invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, Biotechnology Portfolio held an investment of $90,398,862 in this Subsidiary, representing 1.40% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	1,595,360,530	2,241,094,731
Health Care Portfolio	1,204,596,135	1,671,284,135
Health Care Services Portfolio	196,607,177	526,192,645
Medical Technology and Devices Portfolio	1,130,655,028	1,753,669,289
Pharmaceuticals Portfolio	198,294,176	251,354,672

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.24%	.54%
Health Care Portfolio	.30%	.24%	.54%
Health Care Services Portfolio	.30%	.24%	.54%
Medical Technology and Devices Portfolio	.30%	.24%	.54%
Pharmaceuticals Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.17%
Health Care Portfolio	.15%
Health Care Services Portfolio	.18%
Medical Technology and Devices Portfolio	.16%
Pharmaceuticals Portfolio	.20%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with each Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annualized rates:

% of Average Net Assets
Biotechnology Portfolio	.02
Health Care Portfolio	.02
Health Care Services Portfolio	.03
Medical Technology and Devices Portfolio	.02
Pharmaceuticals Portfolio	.04

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$83,810
Health Care Portfolio	36,380
Health Care Services Portfolio	6,561
Medical Technology and Devices Portfolio	33,638
Pharmaceuticals Portfolio	5,145

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Health Care Services Portfolio	Borrower	$3,070,000	2.64%	$1,579
Pharmaceuticals Portfolio	Borrower	$4,883,400	2.69%	$1,824

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 4,971,286 shares of Health Care Portfolio were redeemed in-kind for investments and cash with a value of $122,939,907. The net realized gain of $52,017,323 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Health Care Portfolio recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 23,409,830* shares of Health Care Portfolio were redeemed in-kind for investments and cash with a value of $541,001,090. Health Care had a net realized gain of $233,538,287 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Health Care Portfolio recognized no gain or loss for federal income tax purposes.

*Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 split that occurred on that date.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount
Health Care Portfolio	$7,841
Medical Technology and Devices Portfolio	58,638

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Biotechnology Portfolio	$9,814
Health Care Portfolio	9,755
Health Care Services Portfolio	1,683
Medical Technology and Devices Portfolio	8,793
Pharmaceuticals Portfolio	981

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending fees paid to NFS were as follows:

Biotechnology Portfolio	$156,383
Health Care Portfolio	$13,480
Health Care Services Portfolio	$473
Medical Technology and Devices Portfolio	$7,104
Pharmaceuticals Portfolio	$3,752

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custodian credits	Transfer Agent credits
Biotechnology Portfolio	$93,665	$1,339	$1,964
Health Care Portfolio	48,787	752	4,399
Health Care Services Portfolio	10,154	336	–
Medical Technology and Devices Portfolio	46,098	62	–
Pharmaceuticals Portfolio	9,964	10	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Biotechnology Portfolio	$27,356
Health Care Portfolio	27,652
Health Care Services Portfolio	5,224
Medical Technology and Devices Portfolio	22,813
Pharmaceuticals Portfolio	2,868

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Biotechnology Portfolio	.72%
Actual		$1,000.00	$948.50	$3.53
Hypothetical-C		$1,000.00	$1,021.52	$3.66
Health Care Portfolio	.71%
Actual		$1,000.00	$1,002.50	$3.57
Hypothetical-C		$1,000.00	$1,021.57	$3.61
Health Care Services Portfolio	.76%
Actual		$1,000.00	$974.00	$3.77
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Medical Technology and Devices Portfolio	.72%
Actual		$1,000.00	$1,058.00	$3.72
Hypothetical-C		$1,000.00	$1,021.52	$3.66
Pharmaceuticals Portfolio	.79%
Actual		$1,000.00	$1,021.60	$4.01
Hypothetical-C		$1,000.00	$1,021.17	$4.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELHC-SANN-1019
1.813645.114

Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semi-Annual Report

August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Banking Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Brokerage and Investment Management Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Finance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Financial Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Insurance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Banking Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Wells Fargo & Co.	9.3
Bank of America Corp.	8.9
Citigroup, Inc.	6.5
PNC Financial Services Group, Inc.	5.1
SunTrust Banks, Inc.	5.0
KeyCorp	4.2
Huntington Bancshares, Inc.	4.2
Capital One Financial Corp.	2.5
Regions Financial Corp.	2.4
M&T Bank Corp.	2.3
50.4

Top Industries (% of fund's net assets)

As of August 31, 2019
Banks	86.3%
Consumer Finance	5.2%
Thrifts & Mortgage Finance	3.3%
Capital Markets	2.7%
Software	0.6%
All Others*	1.9%

* Includes short-term investments and net other assets (liabilities).

Banking Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Banks - 86.3%
Diversified Banks - 25.3%
Amalgamated Bank	154,100	$2,473,305
Bank of America Corp.	1,321,876	36,364,809
Citigroup, Inc.	414,400	26,666,640
Wells Fargo & Co.	813,492	37,884,321
		103,389,075
Regional Banks - 61.0%
1st Source Corp.	80,460	3,570,010
American National Bankshares, Inc.	95,184	3,255,293
Ameris Bancorp	113,960	4,010,252
Bank OZK	297,900	7,685,820
BayCom Corp. (a)	161,782	3,575,382
BOK Financial Corp.	85,800	6,532,812
Cadence Bancorp Class A	457,128	7,026,057
Camden National Corp.	34,032	1,410,967
Community Trust Bancorp, Inc.	127,886	4,974,765
ConnectOne Bancorp, Inc.	110,100	2,254,848
Cullen/Frost Bankers, Inc.	10,800	896,508
East West Bancorp, Inc.	205,600	8,456,328
First Citizens Bancshares, Inc.	17,100	7,602,660
First Hawaiian, Inc.	342,500	8,802,250
First Horizon National Corp.	499,666	7,909,713
First Interstate Bancsystem, Inc.	236,700	9,231,300
Great Western Bancorp, Inc.	146,200	4,361,146
Hilltop Holdings, Inc.	222,100	5,274,875
Huntington Bancshares, Inc.	1,286,400	17,044,800
KeyCorp	1,029,900	17,096,340
Lakeland Financial Corp.	94,600	4,004,418
M&T Bank Corp.	64,700	9,459,787
PacWest Bancorp	154,636	5,269,995
PNC Financial Services Group, Inc.	160,691	20,717,891
Preferred Bank, Los Angeles (b)	86,195	4,306,302
Regions Financial Corp.	678,600	9,921,132
Sierra Bancorp	88,000	2,168,320
Signature Bank	60,090	7,009,499
SunTrust Banks, Inc.	330,000	20,298,300
Trico Bancshares	99,187	3,507,252
UMB Financial Corp.	81,366	5,070,729
Univest Corp. of Pennsylvania	160,800	4,069,848
WesBanco, Inc.	179,700	6,149,334
Wintrust Financial Corp.	144,300	9,066,369
Zions Bancorp NA (b)	190,650	7,833,809
		249,825,111

TOTAL BANKS		353,214,186

Capital Markets - 2.7%
Asset Management & Custody Banks - 2.7%
Northern Trust Corp.	42,200	3,710,646
State Street Corp.	139,600	7,162,876
		10,873,522
Consumer Finance - 5.2%
Consumer Finance - 5.2%
Capital One Financial Corp.	119,100	10,316,442
OneMain Holdings, Inc.	219,000	7,851,150
SLM Corp.	395,000	3,333,800
		21,501,392
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
GreenSky, Inc. Class A (a)(b)	215,300	1,464,040
Software - 0.6%
Application Software - 0.6%
Cardlytics, Inc. (a)	66,094	2,483,152
Thrifts & Mortgage Finance - 3.3%
Thrifts & Mortgage Finance - 3.3%
Essent Group Ltd.	105,929	5,137,557
LendingTree, Inc. (a)	100	31,009
Meridian Bancorp, Inc. Maryland	65	1,136
MGIC Investment Corp.	250,600	3,170,090
NMI Holdings, Inc. (a)	36,402	1,031,633
Radian Group, Inc.	184,936	4,170,307
		13,541,732
TOTAL COMMON STOCKS
(Cost $354,492,598)		403,078,024

Money Market Funds - 0.9%
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)
(Cost $3,642,170)	3,641,806	3,642,170
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $358,134,768)		406,720,194
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,564,485
NET ASSETS - 100%		$409,284,679

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,932
Fidelity Securities Lending Cash Central Fund	19,429
Total	$30,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,569,210) — See accompanying schedule: Unaffiliated issuers (cost $354,492,598)	$403,078,024
Fidelity Central Funds (cost $3,642,170)	3,642,170
Total Investment in Securities (cost $358,134,768)		$406,720,194
Receivable for investments sold		9,561,695
Receivable for fund shares sold		110,709
Dividends receivable		1,577,481
Distributions receivable from Fidelity Central Funds		12,594
Prepaid expenses		6,703
Other receivables		3,566
Total assets		417,992,942
Liabilities
Payable to custodian bank	$328,644
Payable for investments purchased	2,116,215
Payable for fund shares redeemed	2,333,216
Accrued management fee	185,403
Other affiliated payables	80,932
Other payables and accrued expenses	21,683
Collateral on securities loaned	3,642,170
Total liabilities		8,708,263
Net Assets		$409,284,679
Net Assets consist of:
Paid in capital		$347,210,060
Total distributable earnings (loss)		62,074,619
Net Assets, for 16,638,235 shares outstanding		$409,284,679
Net Asset Value, offering price and redemption price per share ($409,284,679 ÷ 16,638,235 shares)		$24.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$6,913,565
Income from Fidelity Central Funds (including $19,429 from security lending)		30,361
Total income		6,943,926
Expenses
Management fee	$1,235,736
Transfer agent fees	424,382
Accounting and security lending fees	89,679
Custodian fees and expenses	2,872
Independent trustees' fees and expenses	1,323
Registration fees	20,878
Audit	19,287
Legal	2,629
Miscellaneous	2,791
Total expenses before reductions	1,799,577
Expense reductions	(9,199)
Total expenses after reductions		1,790,378
Net investment income (loss)		5,153,548
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,536,133
Total net realized gain (loss)		10,536,133
Change in net unrealized appreciation (depreciation) on investment securities		(39,350,390)
Net gain (loss)		(28,814,257)
Net increase (decrease) in net assets resulting from operations		$(23,660,709)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,153,548	$9,788,529
Net realized gain (loss)	10,536,133	102,235,585
Change in net unrealized appreciation (depreciation)	(39,350,390)	(165,933,677)
Net increase (decrease) in net assets resulting from operations	(23,660,709)	(53,909,563)
Distributions to shareholders	(10,527,630)	(139,846,212)
Share transactions
Proceeds from sales of shares	28,482,207	151,956,223
Reinvestment of distributions	10,037,536	131,871,083
Cost of shares redeemed	(109,696,259)	(405,666,643)
Net increase (decrease) in net assets resulting from share transactions	(71,176,516)	(121,839,337)
Total increase (decrease) in net assets	(105,364,855)	(315,595,112)
Net Assets
Beginning of period	514,649,534	830,244,646
End of period	$409,284,679	$514,649,534
Other Information
Shares
Sold	1,114,879	4,816,713
Issued in reinvestment of distributions	396,114	5,072,697
Redeemed	(4,350,723)	(12,960,820)
Net increase (decrease)	(2,839,730)	(3,071,410)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Banking Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$26.42	$36.82	$33.63	$21.70	$26.24	$26.11
Income from Investment Operations
Net investment income (loss)B	.28	.49	.42	.33	.33	.30
Net realized and unrealized gain (loss)	(1.53)	(3.62)	3.68	11.85	(3.43)	1.04
Total from investment operations	(1.25)	(3.13)	4.10	12.18	(3.10)	1.34
Distributions from net investment income	(.06)	(.54)	(.33)	(.25)	(.28)	(.34)
Distributions from net realized gain	(.51)	(6.73)	(.58)	–	(1.16)	(.87)
Total distributions	(.57)	(7.27)	(.91)	(.25)	(1.44)	(1.21)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$24.60	$26.42	$36.82	$33.63	$21.70	$26.24
Total ReturnD,E	(4.81)%	(6.57)%	12.31%	56.16%	(12.57)%	5.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.77%	.77%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.78%H	.77%	.77%	.79%	.79%	.80%
Expenses net of all reductions	.78%H	.76%	.77%	.79%	.79%	.79%
Net investment income (loss)	2.24%H	1.54%	1.26%	1.20%	1.27%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$409,285	$514,650	$830,245	$1,261,859	$565,479	$584,635
Portfolio turnover rateI	21%H	44%	35%	34%	63%	65%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
S&P Global, Inc.	7.8
BlackRock, Inc. Class A	7.3
IntercontinentalExchange, Inc.	6.6
CME Group, Inc.	6.4
Morgan Stanley	5.9
Charles Schwab Corp.	5.8
MSCI, Inc.	5.2
TD Ameritrade Holding Corp.	4.6
T. Rowe Price Group, Inc.	4.6
The NASDAQ OMX Group, Inc.	4.5
58.7

Top Industries (% of fund's net assets)

As of August 31, 2019
Capital Markets	99.9%
All Others*	0.1%

* Includes short-term investments and net other assets (liabilities).

Brokerage and Investment Management Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Capital Markets - 99.9%
Asset Management & Custody Banks - 27.3%
AllianceBernstein Holding LP	27,000	$763,560
Ameriprise Financial, Inc.	103,500	13,349,430
Apollo Global Management LLC Class A	279,800	10,556,854
Bank of New York Mellon Corp.	211,300	8,887,278
BlackRock, Inc. Class A	53,700	22,691,472
Eaton Vance Corp. (non-vtg.)	18,700	806,344
KKR & Co. LP	59,200	1,529,728
Northern Trust Corp.	60,100	5,284,593
State Street Corp.	128,000	6,567,680
T. Rowe Price Group, Inc.	127,600	14,115,112
		84,552,051
Financial Exchanges & Data - 40.2%
Cboe Global Markets, Inc.	94,138	11,217,484
CME Group, Inc.	90,800	19,729,932
IntercontinentalExchange, Inc.	218,400	20,416,032
MarketAxess Holdings, Inc.	23,400	9,304,308
Moody's Corp.	44,500	9,593,310
MSCI, Inc.	68,600	16,095,618
S&P Global, Inc.	92,600	24,093,594
The NASDAQ OMX Group, Inc.	140,000	13,977,600
		124,427,878
Investment Banking & Brokerage - 32.4%
BGC Partners, Inc. Class A	400,800	2,044,080
Charles Schwab Corp.	465,080	17,798,612
E*TRADE Financial Corp.	199,200	8,314,608
Goldman Sachs Group, Inc.	31,900	6,504,729
Interactive Brokers Group, Inc.	28,900	1,364,080
LPL Financial	181,900	13,633,405
Moelis & Co. Class A	62,400	2,092,272
Morgan Stanley	439,000	18,214,110
PJT Partners, Inc.	99,512	4,140,694
Raymond James Financial, Inc.	104,700	8,219,997
TD Ameritrade Holding Corp.	322,500	14,322,225
Tradeweb Markets, Inc. Class A	1,400	59,626
Virtu Financial, Inc. Class A (a)	178,800	3,361,440
		100,069,878

TOTAL CAPITAL MARKETS		309,049,807

Real Estate Management & Development - 0.0%
Real Estate Services - 0.0%
Newmark Group, Inc.	49	425
TOTAL COMMON STOCKS
(Cost $243,096,392)		309,050,232

Money Market Funds - 1.2%
Fidelity Cash Central Fund 2.13% (b)	470,689	470,783
Fidelity Securities Lending Cash Central Fund 2.13% (b)(c)	3,352,182	3,352,517
TOTAL MONEY MARKET FUNDS
(Cost $3,823,300)		3,823,300
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $246,919,692)		312,873,532
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(3,465,843)
NET ASSETS - 100%		$309,407,689

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,389
Fidelity Securities Lending Cash Central Fund	1,588
Total	$40,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,361,440) — See accompanying schedule: Unaffiliated issuers (cost $243,096,392)	$309,050,232
Fidelity Central Funds (cost $3,823,300)	3,823,300
Total Investment in Securities (cost $246,919,692)		$312,873,532
Cash		5,737
Receivable for investments sold		1,501,497
Receivable for fund shares sold		5,816
Dividends receivable		256,366
Distributions receivable from Fidelity Central Funds		947
Prepaid expenses		3,883
Other receivables		41,754
Total assets		314,689,532
Liabilities
Payable for investments purchased	$1,548,802
Payable for fund shares redeemed	129,418
Accrued management fee	136,378
Other affiliated payables	56,005
Other payables and accrued expenses	58,740
Collateral on securities loaned	3,352,500
Total liabilities		5,281,843
Net Assets		$309,407,689
Net Assets consist of:
Paid in capital		$237,967,108
Total distributable earnings (loss)		71,440,581
Net Assets, for 4,223,161 shares outstanding		$309,407,689
Net Asset Value, offering price and redemption price per share ($309,407,689 ÷ 4,223,161 shares)		$73.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$3,372,955
Income from Fidelity Central Funds (including $1,588 from security lending)		40,977
Total income		3,413,932
Expenses
Management fee	$846,474
Transfer agent fees	279,078
Accounting and security lending fees	61,391
Custodian fees and expenses	1,066
Independent trustees' fees and expenses	877
Registration fees	15,936
Audit	19,108
Legal	2,194
Miscellaneous	1,391
Total expenses before reductions	1,227,515
Expense reductions	(5,634)
Total expenses after reductions		1,221,881
Net investment income (loss)		2,192,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,037,005
Fidelity Central Funds	27
Total net realized gain (loss)		4,037,032
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,492,952
Fidelity Central Funds	(10)
Assets and liabilities in foreign currencies	(927)
Total change in net unrealized appreciation (depreciation)		5,492,015
Net gain (loss)		9,529,047
Net increase (decrease) in net assets resulting from operations		$11,721,098

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,192,051	$3,778,261
Net realized gain (loss)	4,037,032	11,468,298
Change in net unrealized appreciation (depreciation)	5,492,015	(49,108,346)
Net increase (decrease) in net assets resulting from operations	11,721,098	(33,861,787)
Distributions to shareholders	(5,284,991)	(30,375,735)
Share transactions
Proceeds from sales of shares	8,480,215	45,360,056
Reinvestment of distributions	4,922,599	28,526,962
Cost of shares redeemed	(37,558,923)	(144,502,646)
Net increase (decrease) in net assets resulting from share transactions	(24,156,109)	(70,615,628)
Total increase (decrease) in net assets	(17,720,002)	(134,853,150)
Net Assets
Beginning of period	327,127,691	461,980,841
End of period	$309,407,689	$327,127,691
Other Information
Shares
Sold	116,483	587,267
Issued in reinvestment of distributions	69,587	390,034
Redeemed	(524,898)	(1,884,257)
Net increase (decrease)	(338,828)	(906,956)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Brokerage and Investment Management Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$71.71	$84.47	$71.13	$54.65	$74.78	$71.99
Income from Investment Operations
Net investment income (loss)B	.50	.77	1.15	.89	.72	.96
Net realized and unrealized gain (loss)	2.27	(7.60)	17.88	16.44	(16.77)	4.39
Total from investment operations	2.77	(6.83)	19.03	17.33	(16.05)	5.35
Distributions from net investment income	(.05)	(.96)	(.82)	(.83)	(.74)	(.83)
Distributions from net realized gain	(1.17)	(4.96)	(4.87)	(.01)	(3.34)	(1.73)
Total distributions	(1.22)	(5.93)C	(5.69)	(.85)D	(4.08)	(2.56)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$73.26	$71.71	$84.47	$71.13	$54.65	$74.78
Total ReturnF,G	3.92%	(8.04)%	27.51%	31.76%	(22.23)%	7.43%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.78%	.79%	.82%	.79%	.79%
Expenses net of fee waivers, if any	.78%J	.77%	.79%	.82%	.79%	.79%
Expenses net of all reductions	.77%J	.77%	.78%	.80%	.78%	.79%
Net investment income (loss)	1.39%J	1.01%	1.49%	1.43%	1.02%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$309,408	$327,128	$461,981	$405,283	$310,570	$577,953
Portfolio turnover rateK	11%J	30%	75%	146%	67%	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.93 per share is comprised of distributions from net investment income of $.963 and distributions from net realized gain of $4.962 per share.

 D Total distributions of $.85 per share is comprised of distributions from net investment income of $.831 and distributions from net realized gain of $.014 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
MasterCard, Inc. Class A	7.7
Visa, Inc. Class A	7.4
Ally Financial, Inc.	6.9
American Express Co.	6.7
Synchrony Financial	6.6
Capital One Financial Corp.	6.0
AGNC Investment Corp.	5.5
OneMain Holdings, Inc.	3.7
Credit Acceptance Corp.	3.5
MGIC Investment Corp.	3.4
57.4

Top Industries (% of fund's net assets)

As of August 31, 2019
Consumer Finance	46.8%
IT Services	21.0%
Mortgage Real Estate Investment Trusts	15.0%
Thrifts & Mortgage Finance	10.1%
Banks	4.7%
All Others*	2.4%

* Includes short-term investments and net other assets (liabilities).

Consumer Finance Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Banks - 4.7%
Diversified Banks - 1.5%
Merchants Bancorp/IN	11,300	$179,218
Wells Fargo & Co.	45,800	2,132,906
		2,312,124
Regional Banks - 3.2%
Huntington Bancshares, Inc.	138,900	1,840,425
Signature Bank	28,500	3,324,525
		5,164,950

TOTAL BANKS		7,477,074

Consumer Finance - 46.8%
Consumer Finance - 46.8%
Ally Financial, Inc.	351,500	11,019,525
American Express Co.	88,200	10,616,634
Capital One Financial Corp.	109,800	9,510,876
Credit Acceptance Corp. (a)	12,275	5,556,279
Discover Financial Services	67,100	5,365,987
First Cash Financial Services, Inc.	49,911	4,927,713
LendingClub Corp. (a)	17,820	233,264
Navient Corp.	144,700	1,843,478
Network International Holdings PLC (b)	34,100	249,372
OneMain Holdings, Inc.	165,419	5,930,271
Santander Consumer U.S.A. Holdings, Inc.	179,300	4,681,523
SLM Corp.	467,500	3,945,700
Synchrony Financial	326,300	10,457,915
		74,338,537
IT Services - 21.0%
Data Processing & Outsourced Services - 21.0%
Alliance Data Systems Corp.	8,200	1,008,190
Fidelity National Information Services, Inc.	22,010	2,998,202
FleetCor Technologies, Inc. (a)	3,000	895,200
MasterCard, Inc. Class A	43,600	12,267,730
PayPal Holdings, Inc. (a)	13,000	1,417,650
Total System Services, Inc.	12,800	1,718,016
Visa, Inc. Class A	64,736	11,705,564
WEX, Inc. (a)	6,400	1,309,120
		33,319,672
Mortgage Real Estate Investment Trusts - 15.0%
Mortgage REITs - 15.0%
AGNC Investment Corp.	589,300	8,762,891
Annaly Capital Management, Inc.	314,115	2,607,155
Invesco Mortgage Capital, Inc.	117,157	1,760,870
MFA Financial, Inc.	511,900	3,670,323
New Residential Investment Corp.	345,350	4,859,075
Redwood Trust, Inc.	128,400	2,131,440
		23,791,754
Software - 1.1%
Application Software - 1.1%
Black Knight, Inc. (a)	27,100	1,686,975
Thrifts & Mortgage Finance - 10.1%
Thrifts & Mortgage Finance - 10.1%
Axos Financial, Inc. (a)(c)	39,500	1,023,445
MGIC Investment Corp.	431,728	5,461,359
NMI Holdings, Inc. (a)	9,000	255,060
Northwest Bancshares, Inc.	18,500	292,485
Radian Group, Inc.	56,965	1,284,561
TFS Financial Corp.	106,600	1,866,566
Washington Federal, Inc.	82,400	2,933,440
WSFS Financial Corp.	71,400	2,943,108
		16,060,024
TOTAL COMMON STOCKS
(Cost $126,313,494)		156,674,036

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.13% (d)	2,873,251	2,873,825
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	259,731	259,757
TOTAL MONEY MARKET FUNDS
(Cost $3,133,582)		3,133,582
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $129,447,076)		159,807,618
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,174,820)
NET ASSETS - 100%		$158,632,798

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $249,372 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,967
Fidelity Securities Lending Cash Central Fund	4,262
Total	$50,229

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $256,509) — See accompanying schedule: Unaffiliated issuers (cost $126,313,494)	$156,674,036
Fidelity Central Funds (cost $3,133,582)	3,133,582
Total Investment in Securities (cost $129,447,076)		$159,807,618
Receivable for investments sold		256,958
Receivable for fund shares sold		306,442
Dividends receivable		590,817
Distributions receivable from Fidelity Central Funds		7,270
Prepaid expenses		1,050
Other receivables		770
Total assets		160,970,925
Liabilities
Payable for fund shares redeemed	$1,950,321
Accrued management fee	72,428
Other affiliated payables	34,328
Other payables and accrued expenses	21,175
Collateral on securities loaned	259,875
Total liabilities		2,338,127
Net Assets		$158,632,798
Net Assets consist of:
Paid in capital		$127,255,403
Total distributable earnings (loss)		31,377,395
Net Assets, for 9,510,002 shares outstanding		$158,632,798
Net Asset Value, offering price and redemption price per share ($158,632,798 ÷ 9,510,002 shares)		$16.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$2,211,187
Income from Fidelity Central Funds (including $4,262 from security lending)		50,229
Total income		2,261,416
Expenses
Management fee	$375,034
Transfer agent fees	153,509
Accounting and security lending fees	27,214
Custodian fees and expenses	2,613
Independent trustees' fees and expenses	345
Registration fees	26,952
Audit	20,152
Legal	3,200
Miscellaneous	417
Total expenses before reductions	609,436
Expense reductions	(380)
Total expenses after reductions		609,056
Net investment income (loss)		1,652,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(193,511)
Fidelity Central Funds	(118)
Foreign currency transactions	476
Total net realized gain (loss)		(193,153)
Change in net unrealized appreciation (depreciation) on investment securities		4,647,435
Net gain (loss)		4,454,282
Net increase (decrease) in net assets resulting from operations		$6,106,642

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,652,360	$1,557,347
Net realized gain (loss)	(193,153)	3,278,953
Change in net unrealized appreciation (depreciation)	4,647,435	(547,465)
Net increase (decrease) in net assets resulting from operations	6,106,642	4,288,835
Distributions to shareholders	(99,870)	(7,207,802)
Share transactions
Proceeds from sales of shares	93,602,973	21,726,183
Reinvestment of distributions	94,787	6,892,942
Cost of shares redeemed	(43,405,761)	(27,471,352)
Net increase (decrease) in net assets resulting from share transactions	50,291,999	1,147,773
Total increase (decrease) in net assets	56,298,771	(1,771,194)
Net Assets
Beginning of period	102,334,027	104,105,221
End of period	$158,632,798	$102,334,027
Other Information
Shares
Sold	5,623,504	1,401,562
Issued in reinvestment of distributions	5,833	473,065
Redeemed	(2,595,871)	(1,787,915)
Net increase (decrease)	3,033,466	86,712

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Finance Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.80	$16.29	$14.02	$10.94	$14.01	$16.16
Income from Investment Operations
Net investment income (loss)B	.20	.24	.20	.21	.20	.22
Net realized and unrealized gain (loss)	.69	.43	2.33C	3.38	(1.99)	.95
Total from investment operations	.89	.67	2.53	3.59	(1.79)	1.17
Distributions from net investment income	(.01)	(.20)	(.26)	(.23)	(.20)	(.30)
Distributions from net realized gain	(.01)	(.95)	–	(.28)	(1.08)	(3.03)
Total distributions	(.01)D	(1.16)E	(.26)	(.51)	(1.28)	(3.32)F
Redemption fees added to paid in capitalB	–	–	–G	–G	–G	–G
Net asset value, end of period	$16.68	$15.80	$16.29	$14.02	$10.94	$14.01
Total ReturnH,I	5.66%	4.83%	18.07%C	33.57%	(14.01)%	7.69%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.87%L	.87%	.90%	.94%	.90%	.88%
Expenses net of fee waivers, if any	.87%L	.87%	.89%	.94%	.89%	.88%
Expenses net of all reductions	.87%L	.86%	.89%	.93%	.89%	.88%
Net investment income (loss)	2.36%L	1.57%	1.38%	1.72%	1.53%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$158,633	$102,334	$104,105	$101,823	$86,643	$134,569
Portfolio turnover rateM	8%L	32%	81%	44%	48%	71%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.28 per share. Excluding these litigation proceeds, the total return would have been 16.18%.

 D Total distributions of $ .01 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.008 per share.

 E Total distributions of $1.16 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.954 per share.

 F Total distributions of $3.32 per share is comprised of distributions from net investment income of $.296 and distributions from net realized gain of $3.026 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Citigroup, Inc.	6.6
Bank of America Corp.	5.8
Berkshire Hathaway, Inc. Class B	5.3
Wells Fargo & Co.	5.2
Capital One Financial Corp.	3.9
Morgan Stanley	3.9
The Travelers Companies, Inc.	3.4
PNC Financial Services Group, Inc.	3.2
Cboe Global Markets, Inc.	2.7
Hartford Financial Services Group, Inc.	2.6
42.6

Top Industries (% of fund's net assets)

As of August 31, 2019
Banks	37.8%
Insurance	23.7%
Capital Markets	17.1%
Consumer Finance	7.6%
Diversified Financial Services	5.3%
All Others*	8.5%

* Includes short-term investments and net other assets (liabilities).

Financial Services Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Banks - 37.8%
Diversified Banks - 18.9%
Bank of America Corp.	1,046,100	$28,778,211
Citigroup, Inc.	516,300	33,223,905
JPMorgan Chase & Co.	59,100	6,492,726
Wells Fargo & Co.	553,800	25,790,466
		94,285,308
Regional Banks - 18.9%
Ameris Bancorp	76,100	2,677,959
BOK Financial Corp.	28,500	2,169,990
Cadence Bancorp Class A	159,700	2,454,589
Cullen/Frost Bankers, Inc.	13,119	1,089,008
East West Bancorp, Inc.	96,600	3,973,158
First Citizens Bancshares, Inc.	9,000	4,001,400
First Hawaiian, Inc.	142,600	3,664,820
First Horizon National Corp.	203,600	3,222,988
First Interstate Bancsystem, Inc.	81,400	3,174,600
Huntington Bancshares, Inc.	906,200	12,007,150
KeyCorp	332,700	5,522,820
M&T Bank Corp.	33,300	4,868,793
PNC Financial Services Group, Inc.	123,000	15,858,390
Regions Financial Corp.	647,500	9,466,450
Signature Bank	37,400	4,362,710
SunTrust Banks, Inc.	140,500	8,642,155
WesBanco, Inc.	99,700	3,411,734
Wintrust Financial Corp.	59,500	3,738,385
		94,307,099

TOTAL BANKS		188,592,407

Capital Markets - 17.1%
Asset Management & Custody Banks - 4.9%
Affiliated Managers Group, Inc.	38,000	2,911,940
Apollo Global Management LLC Class A	179,400	6,768,762
Northern Trust Corp.	85,100	7,482,843
State Street Corp.	144,600	7,419,426
		24,582,971
Financial Exchanges & Data - 4.4%
Cboe Global Markets, Inc.	112,600	13,417,416
The NASDAQ OMX Group, Inc.	82,700	8,256,768
		21,674,184
Investment Banking & Brokerage - 7.8%
E*TRADE Financial Corp.	187,300	7,817,902
Hamilton Lane, Inc. Class A	79,900	4,964,986
Morgan Stanley	465,700	19,321,893
PJT Partners, Inc.	61,800	2,571,498
Tradeweb Markets, Inc. Class A	23,800	1,013,642
Virtu Financial, Inc. Class A (a)	162,300	3,051,240
		38,741,161

TOTAL CAPITAL MARKETS		84,998,316

Consumer Finance - 7.6%
Consumer Finance - 7.6%
Capital One Financial Corp.	226,500	19,619,430
OneMain Holdings, Inc.	261,400	9,371,190
SLM Corp.	1,043,700	8,808,828
		37,799,448
Diversified Financial Services - 5.3%
Multi-Sector Holdings - 5.3%
Berkshire Hathaway, Inc. Class B (b)	129,800	26,402,618
Insurance - 23.7%
Insurance Brokers - 4.2%
Arthur J. Gallagher & Co.	96,600	8,762,586
Willis Group Holdings PLC	60,200	11,917,794
		20,680,380
Life & Health Insurance - 3.0%
CNO Financial Group, Inc.	198,900	2,880,072
Globe Life, Inc.	78,600	7,015,836
Primerica, Inc.	42,300	5,040,891
		14,936,799
Multi-Line Insurance - 5.9%
American International Group, Inc.	221,500	11,526,860
Assurant, Inc.	42,800	5,264,400
Hartford Financial Services Group, Inc.	219,500	12,792,460
		29,583,720
Property & Casualty Insurance - 8.3%
Allstate Corp.	100,400	10,279,956
Beazley PLC	703,100	4,872,255
FNF Group	152,100	6,683,274
RSA Insurance Group PLC	389,600	2,481,258
The Travelers Companies, Inc.	115,800	17,017,968
		41,334,711
Reinsurance - 2.3%
Reinsurance Group of America, Inc.	75,600	11,640,132

TOTAL INSURANCE		118,175,742

IT Services - 2.7%
Data Processing & Outsourced Services - 2.7%
Fidelity National Information Services, Inc.	39,400	5,367,068
GreenSky, Inc. Class A (a)(b)	95,100	646,680
Visa, Inc. Class A	42,200	7,630,604
		13,644,352
Mortgage Real Estate Investment Trusts - 1.4%
Mortgage REITs - 1.4%
AGNC Investment Corp.	274,300	4,078,841
MFA Financial, Inc.	405,100	2,904,567
		6,983,408
Software - 1.3%
Application Software - 1.3%
Black Knight, Inc. (b)	103,900	6,467,775
Thrifts & Mortgage Finance - 2.1%
Thrifts & Mortgage Finance - 2.1%
Essent Group Ltd.	113,100	5,485,350
MGIC Investment Corp.	395,900	5,008,135
		10,493,485
TOTAL COMMON STOCKS
(Cost $431,163,600)		493,557,551

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.13% (c)	298,594	298,654
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	3,099,941	3,100,251
TOTAL MONEY MARKET FUNDS
(Cost $3,398,905)		3,398,905
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $434,562,505)		496,956,456
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,359,456
NET ASSETS - 100%		$498,315,912

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66,707
Fidelity Securities Lending Cash Central Fund	3,769
Total	$70,476

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,092,939) — See accompanying schedule: Unaffiliated issuers (cost $431,163,600)	$493,557,551
Fidelity Central Funds (cost $3,398,905)	3,398,905
Total Investment in Securities (cost $434,562,505)		$496,956,456
Cash		29,945
Receivable for investments sold		8,704,829
Receivable for fund shares sold		120,966
Dividends receivable		1,448,784
Distributions receivable from Fidelity Central Funds		7,580
Prepaid expenses		10,184
Other receivables		17,026
Total assets		507,295,770
Liabilities
Payable for investments purchased	$4,681,965
Payable for fund shares redeemed	850,905
Accrued management fee	228,636
Other affiliated payables	96,425
Other payables and accrued expenses	21,708
Collateral on securities loaned	3,100,219
Total liabilities		8,979,858
Net Assets		$498,315,912
Net Assets consist of:
Paid in capital		$412,842,344
Total distributable earnings (loss)		85,473,568
Net Assets, for 49,865,287 shares outstanding		$498,315,912
Net Asset Value, offering price and redemption price per share ($498,315,912 ÷ 49,865,287 shares)		$9.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$7,044,508
Income from Fidelity Central Funds (including $3,769 from security lending)		70,476
Total income		7,114,984
Expenses
Management fee	$1,455,902
Transfer agent fees	488,629
Accounting and security lending fees	103,145
Custodian fees and expenses	2,024
Independent trustees' fees and expenses	1,518
Registration fees	22,553
Audit	21,900
Legal	4,120
Miscellaneous	3,462
Total expenses before reductions	2,103,253
Expense reductions	(18,885)
Total expenses after reductions		2,084,368
Net investment income (loss)		5,030,616
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,723,673
Redemptions in-kind with affiliated entities	4,465,779
Fidelity Central Funds	166
Foreign currency transactions	(186)
Total net realized gain (loss)		19,189,432
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,491,149)
Fidelity Central Funds	(134)
Assets and liabilities in foreign currencies	55
Total change in net unrealized appreciation (depreciation)		(5,491,228)
Net gain (loss)		13,698,204
Net increase (decrease) in net assets resulting from operations		$18,728,820

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,030,616	$9,454,128
Net realized gain (loss)	19,189,432	171,095,579
Change in net unrealized appreciation (depreciation)	(5,491,228)	(251,132,264)
Net increase (decrease) in net assets resulting from operations	18,728,820	(70,582,557)
Distributions to shareholders	–	(77,410,363)
Share transactions
Proceeds from sales of shares	27,615,058	123,696,998
Reinvestment of distributions	–	73,815,465
Cost of shares redeemed	(106,456,679)	(799,345,128)
Net increase (decrease) in net assets resulting from share transactions	(78,841,621)	(601,832,665)
Total increase (decrease) in net assets	(60,112,801)	(749,825,585)
Net Assets
Beginning of period	558,428,713	1,308,254,298
End of period	$498,315,912	$558,428,713
Other Information
Shares(a)
Sold	2,786,958	11,614,796
Issued in reinvestment of distributions	–	7,838,384
Redeemed	(10,775,543)	(73,744,698)
Net increase (decrease)	(7,988,585)	(54,291,518)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Financial Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share DataB
Net asset value, beginning of period	$9.65	$11.67	$10.31	$7.50	$8.88	$8.09
Income from Investment Operations
Net investment income (loss)C	.09	.14	.09	.10	.09	.08
Net realized and unrealized gain (loss)	.25	(1.04)	1.76	2.81	(1.33)	.88
Total from investment operations	.34	(.90)	1.85	2.91	(1.24)	.96
Distributions from net investment income	–	(.14)	(.07)	(.10)	(.08)	(.09)
Distributions from net realized gain	–	(.98)	(.42)	–	(.06)	(.08)
Total distributions	–	(1.12)	(.49)	(.10)	(.14)	(.17)
Redemption fees added to paid in capitalC	–	–	–	–D	–D	–D
Net asset value, end of period	$9.99	$9.65	$11.67	$10.31	$7.50	$8.88
Total ReturnE,F	3.52%	(6.91)%	18.33%	38.78%	(14.18)%	11.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.76%	.77%	.77%	.76%	.78%
Expenses net of fee waivers, if any	.77%I	.76%	.77%	.77%	.76%	.78%
Expenses net of all reductions	.77%I	.75%	.76%	.76%	.75%	.78%
Net investment income (loss)	1.85%I	1.28%	.87%	1.10%	1.01%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$498,316	$558,429	$1,308,254	$1,019,656	$1,043,574	$1,385,490
Portfolio turnover rateJ	65%I,K	49%K	54%	84%K	55%	42%K

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Chubb Ltd.	11.1
The Travelers Companies, Inc.	8.2
American International Group, Inc.	6.9
Marsh & McLennan Companies, Inc.	6.4
Berkshire Hathaway, Inc. Class B	5.3
MetLife, Inc.	5.1
Allstate Corp.	4.5
Hartford Financial Services Group, Inc.	3.6
Arthur J. Gallagher & Co.	3.3
Brown & Brown, Inc.	3.2
57.6

Top Industries (% of fund's net assets)

As of August 31, 2019
Insurance	88.0%
Diversified Financial Services	7.4%
Capital Markets	3.3%
Software	0.5%
Consumer Finance	0.3%
All Others*	0.5%

* Includes short-term investments and net other assets (liabilities).

Insurance Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Banks - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc.	500	$11,875
Capital Markets - 3.3%
Asset Management & Custody Banks - 3.3%
Apollo Global Management LLC Class A	90,944	3,431,317
Ares Management Corp.	170,314	4,956,137
		8,387,454
Consumer Finance - 0.3%
Consumer Finance - 0.3%
OneMain Holdings, Inc.	21,900	785,115
Diversified Financial Services - 7.4%
Multi-Sector Holdings - 5.3%
Berkshire Hathaway, Inc. Class B (a)	66,800	13,587,788
Other Diversified Financial Services - 2.1%
Cannae Holdings, Inc. (a)	15,499	431,182
Voya Financial, Inc.	102,600	5,060,232
		5,491,414

TOTAL DIVERSIFIED FINANCIAL SERVICES		19,079,202

Insurance - 88.0%
Insurance Brokers - 18.8%
Aon PLC	38,100	7,423,785
Arthur J. Gallagher & Co.	93,800	8,508,598
Brown & Brown, Inc.	223,000	8,226,470
Marsh & McLennan Companies, Inc.	164,600	16,441,894
Willis Group Holdings PLC	39,628	7,845,155
		48,445,902
Life & Health Insurance - 18.6%
AFLAC, Inc.	154,200	7,737,756
Brighthouse Financial, Inc. (a)	17,606	620,788
CNO Financial Group, Inc.	223,200	3,231,936
FBL Financial Group, Inc. Class A	300	16,269
Genworth Financial, Inc. Class A	140,200	621,086
Globe Life, Inc.	25,000	2,231,500
MetLife, Inc.	298,575	13,226,873
Primerica, Inc.	34,800	4,147,116
Principal Financial Group, Inc.	101,200	5,385,864
Prudential Financial, Inc.	88,289	7,071,066
Sony Financial Holdings, Inc.	34,800	803,871
Unum Group	107,761	2,738,207
		47,832,332
Multi-Line Insurance - 13.1%
American International Group, Inc.	342,150	17,805,486
Assurant, Inc.	19,900	2,447,700
Hartford Financial Services Group, Inc.	159,300	9,284,004
Loews Corp.	72,300	3,475,461
Zurich Insurance Group Ltd.	2,216	788,558
		33,801,209
Property & Casualty Insurance - 34.7%
Allstate Corp.	113,900	11,662,221
Arch Capital Group Ltd. (a)	157,500	6,221,250
Argo Group International Holdings, Ltd.	11,768	773,393
Assured Guaranty Ltd.	76,500	3,255,075
Axis Capital Holdings Ltd.	10,800	663,012
Chubb Ltd.	182,705	28,553,138
First American Financial Corp.	65,400	3,822,630
FNF Group	76,600	3,365,804
Hanover Insurance Group, Inc.	30,800	4,101,020
Markel Corp. (a)	3,230	3,692,148
MBIA, Inc. (a)(b)	57,000	513,000
Mercury General Corp.	200	10,700
Progressive Corp.	22,600	1,713,080
The Travelers Companies, Inc.	143,300	21,059,368
		89,405,839
Reinsurance - 2.8%
Athene Holding Ltd. (a)	17,500	680,050
Everest Re Group Ltd.	3,300	778,404
Maiden Holdings Ltd.	400	192
Reinsurance Group of America, Inc.	35,233	5,424,825
Third Point Reinsurance Ltd. (a)	28,400	267,528
		7,150,999

TOTAL INSURANCE		226,636,281

Road & Rail - 0.0%
Trucking - 0.0%
Lyft, Inc.	1,200	58,764
Software - 0.5%
Application Software - 0.5%
Black Knight, Inc. (a)	22,957	1,429,073
TOTAL COMMON STOCKS
(Cost $150,902,046)		256,387,764

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Globe Life, Inc. 6.125%
(Cost $73,591)	2,959	79,863

Money Market Funds - 0.7%
Fidelity Cash Central Fund 2.13% (c)	1,222,616	1,222,861
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	408,809	408,850
TOTAL MONEY MARKET FUNDS
(Cost $1,631,711)		1,631,711
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $152,607,348)		258,099,338
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(460,600)
NET ASSETS - 100%		$257,638,738

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,428
Fidelity Securities Lending Cash Central Fund	2,206
Total	$76,634

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.5%
Switzerland	11.4%
Bermuda	4.9%
United Kingdom	2.9%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $397,800) — See accompanying schedule: Unaffiliated issuers (cost $150,975,637)	$256,467,627
Fidelity Central Funds (cost $1,631,711)	1,631,711
Total Investment in Securities (cost $152,607,348)		$258,099,338
Receivable for investments sold		5,750
Receivable for fund shares sold		443,558
Dividends receivable		532,046
Distributions receivable from Fidelity Central Funds		9,224
Prepaid expenses		2,900
Other receivables		283
Total assets		259,093,099
Liabilities
Payable for fund shares redeemed	$849,546
Accrued management fee	120,859
Other affiliated payables	54,134
Other payables and accrued expenses	20,972
Collateral on securities loaned	408,850
Total liabilities		1,454,361
Net Assets		$257,638,738
Net Assets consist of:
Paid in capital		$146,143,954
Total distributable earnings (loss)		111,494,784
Net Assets, for 4,121,023 shares outstanding		$257,638,738
Net Asset Value, offering price and redemption price per share ($257,638,738 ÷ 4,121,023 shares)		$62.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$2,672,619
Income from Fidelity Central Funds (including $2,206 from security lending)		76,634
Total income		2,749,253
Expenses
Management fee	$651,084
Transfer agent fees	245,330
Accounting and security lending fees	47,225
Custodian fees and expenses	2,250
Independent trustees' fees and expenses	638
Registration fees	24,492
Audit	19,105
Legal	238
Interest	412
Miscellaneous	979
Total expenses before reductions	991,753
Expense reductions	(1,402)
Total expenses after reductions		990,351
Net investment income (loss)		1,758,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,681,794
Foreign currency transactions	21,179
Total net realized gain (loss)		4,702,973
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	13,188,574
Assets and liabilities in foreign currencies	(222)
Total change in net unrealized appreciation (depreciation)		13,188,352
Net gain (loss)		17,891,325
Net increase (decrease) in net assets resulting from operations		$19,650,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,758,902	$3,699,355
Net realized gain (loss)	4,702,973	40,681,744
Change in net unrealized appreciation (depreciation)	13,188,352	(48,058,421)
Net increase (decrease) in net assets resulting from operations	19,650,227	(3,677,322)
Distributions to shareholders	(8,448,623)	(67,803,862)
Share transactions
Proceeds from sales of shares	81,362,804	36,330,834
Reinvestment of distributions	8,009,734	64,608,201
Cost of shares redeemed	(66,016,430)	(148,119,349)
Net increase (decrease) in net assets resulting from share transactions	23,356,108	(47,180,314)
Total increase (decrease) in net assets	34,557,712	(118,661,498)
Net Assets
Beginning of period	223,081,026	341,742,524
End of period	$257,638,738	$223,081,026
Other Information
Shares
Sold	1,297,293	576,823
Issued in reinvestment of distributions	138,242	1,067,443
Redeemed	(1,078,620)	(2,234,071)
Net increase (decrease)	356,915	(589,805)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Insurance Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$59.27	$78.49	$80.60	$63.15	$66.87	$66.08
Income from Investment Operations
Net investment income (loss)B	.44	.98	1.08	.99	.89	.96
Net realized and unrealized gain (loss)	5.17	(2.40)	6.76	18.64	(2.50)	7.13
Total from investment operations	5.61	(1.42)	7.84	19.63	(1.61)	8.09
Distributions from net investment income	(.12)	(1.16)	(.96)	(.89)	(.74)	(.96)
Distributions from net realized gain	(2.24)	(16.63)	(8.99)	(1.29)	(1.37)	(6.34)
Total distributions	(2.36)	(17.80)C	(9.95)	(2.18)	(2.11)	(7.30)
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$62.52	$59.27	$78.49	$80.60	$63.15	$66.87
Total ReturnE,F	9.78%	(.29)%	9.62%	31.60%	(2.54)%	13.01%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.82%	.79%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.82%I	.81%	.79%	.79%	.80%	.81%
Expenses net of all reductions	.81%I	.81%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.45%I	1.48%	1.30%	1.37%	1.32%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$257,639	$223,081	$341,743	$647,787	$459,854	$401,818
Portfolio turnover rateJ	28%I	9%	21%	16%	25%	26%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $17.80 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $16.633 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Financial Services Portfolio, Consumer Finance Portfolio, and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

Effective August 10, 2018, Financial Services Portfolio underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of Financial Services Portfolio by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of Financial Services Portfolio. The per share data presented in the Financial Highlights and Share activity presented in the Statements of Changes in Net Assets for Financial Services Portfolio have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Brokerage and Investment Management Portfolio, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Brokerage and Investment Management Portfolio	$38,694

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Banking Portfolio	$358,780,068	$74,294,948	$(26,354,822)	$47,940,126
Brokerage and Investment Management Portfolio	247,015,203	80,173,709	(14,315,380)	65,858,329
Consumer Finance Portfolio	130,015,871	36,704,534	(6,912,787)	29,791,747
Financial Services Portfolio	434,865,903	75,135,354	(13,044,801)	62,090,553
Insurance Portfolio	153,099,501	107,187,969	(2,188,132)	104,999,837

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	48,607,149	128,635,602
Brokerage and Investment Management Portfolio	17,243,379	34,645,891
Consumer Finance Portfolio	57,488,259	5,437,574
Financial Services Portfolio	172,664,391	213,631,687
Insurance Portfolio	51,827,685	33,389,248

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.24%	.54%
Brokerage and Investment Management Portfolio	.30%	.24%	.54%
Consumer Finance Portfolio	.30%	.24%	.54%
Financial Services Portfolio	.30%	.24%	.54%
Insurance Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.18%
Brokerage and Investment Management Portfolio	.18%
Consumer Finance Portfolio	.22%
Financial Services Portfolio	.18%
Insurance Portfolio	.20%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with each Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annualized rates:

% of Average Net Assets
Banking Portfolio	.04
Brokerage and Investment Management Portfolio	.04
Consumer Finance Portfolio	.04
Financial Services Portfolio	.04
Insurance Portfolio	.04

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$3,064
Brokerage and Investment Management Portfolio	615
Consumer Finance Portfolio	1,025
Financial Services Portfolio	5,786
Insurance Portfolio	510

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Insurance Portfolio	Borrower	$6,269,000	2.36%	$412

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 2,278,421 shares of Financial Services Portfolio were redeemed in-kind for investments and cash with a value of $22,465,229. The net realized gain of $4,465,779 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Financial Services Portfolio recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 42,927,330* shares of Financial Services Portfolio were redeemed in-kind for investments and cash with a value of $473,016,260. Financial Services Portfolio had a net realized gain of $122,035,415 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Financial Services Portfolio recognized no gain or loss for federal income tax purposes.

*Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Banking Portfolio	$656
Brokerage and Investment Management Portfolio	430
Consumer Finance Portfolio	157
Financial Services Portfolio	744
Insurance Portfolio	300

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending fees paid to NFS were as follows:

Banking Portfolio	$2,006
Brokerage and Investment Management Portfolio	104
Consumer Finance Portfolio	410
Financial Services Portfolio	328
Insurance Portfolio	128

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custodian credits	Transfer Agent credits
Banking Portfolio	$7,218	$–	$107
Brokerage and Investment Management Portfolio	4,444	–	–
Consumer Finance Portfolio	27	–	–
Financial Services Portfolio	16,722	62	–
Insurance Portfolio	594	–	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Banking Portfolio	$1,874
Brokerage and Investment Management Portfolio	1,190
Consumer Finance Portfolio	353
Financial Services Portfolio	2,101
Insurance Portfolio	808

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Banking Portfolio	.78%
Actual		$1,000.00	$951.90	$3.83
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Brokerage and Investment Management Portfolio	.78%
Actual		$1,000.00	$1,039.20	$4.00
Hypothetical-C		$1,000.00	$1,021.22	$3.96
Consumer Finance Portfolio	.87%
Actual		$1,000.00	$1,056.60	$4.50
Hypothetical-C		$1,000.00	$1,020.76	$4.42
Financial Services Portfolio	.77%
Actual		$1,000.00	$1,035.20	$3.94
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Insurance Portfolio	.82%
Actual		$1,000.00	$1,097.80	$4.32
Hypothetical-C		$1,000.00	$1,021.01	$4.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELFIN-SANN-1019
1.813666.114

Fidelity® Select Portfolios®
Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrials Portfolio

Transportation Portfolio

Semi-Annual Report

August 31, 2019

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Contents

Air Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Defense and Aerospace Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Environment and Alternative Energy Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Industrials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Air Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
United Parcel Service, Inc. Class B	11.1
Delta Air Lines, Inc.	10.5
Southwest Airlines Co.	8.5
United Technologies Corp.	8.5
TransDigm Group, Inc.	6.0
Teledyne Technologies, Inc.	5.1
Spirit AeroSystems Holdings, Inc. Class A	5.0
The Boeing Co.	3.3
HEICO Corp. Class A	3.2
JetBlue Airways Corp.	3.0
64.2

Top Industries (% of fund's net assets)

As of August 31, 2019
Aerospace & Defense	44.0%
Airlines	36.3%
Air Freight & Logistics	14.6%
Road & Rail	1.4%
Machinery	0.2%
All Others*	3.5%

* Includes short-term investments and net other assets (liabilities).

Air Transportation Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Aerospace & Defense - 44.0%
Aerospace & Defense - 44.0%
AAR Corp.	78,300	$3,363,768
Bombardier, Inc. Class B (sub. vtg.) (a)	4,143,000	5,352,231
CAE, Inc.	203,200	5,318,852
General Dynamics Corp.	24,400	4,666,988
HEICO Corp. Class A	84,300	9,303,348
Heroux-Devtek, Inc. (a)	122,300	1,607,518
Hexcel Corp.	19,700	1,657,755
Moog, Inc. Class A	67,400	5,476,250
Northrop Grumman Corp.	13,800	5,076,606
Spirit AeroSystems Holdings, Inc. Class A	176,300	14,209,780
Teledyne Technologies, Inc. (a)	47,000	14,503,730
Textron, Inc.	99,800	4,491,000
The Boeing Co.	26,410	9,615,617
TransDigm Group, Inc.	31,800	17,118,576
United Technologies Corp.	186,300	24,263,712
		126,025,731
Air Freight & Logistics - 14.6%
Air Freight & Logistics - 14.6%
Air Transport Services Group, Inc. (a)	89,900	1,815,980
FedEx Corp.	51,800	8,215,998
United Parcel Service, Inc. Class B	267,900	31,789,014
		41,820,992
Airlines - 36.3%
Airlines - 36.3%
Air Canada (a)	171,200	5,754,244
Alaska Air Group, Inc.	132,000	7,883,040
Allegiant Travel Co.	5,000	709,950
American Airlines Group, Inc.	305,400	8,035,074
Delta Air Lines, Inc.	517,102	29,919,522
Hawaiian Holdings, Inc.	64,600	1,576,886
JetBlue Airways Corp. (a)	489,300	8,474,676
Mesa Air Group, Inc.	196,500	1,269,390
SkyWest, Inc.	137,300	7,861,798
Southwest Airlines Co.	464,200	24,286,944
Spirit Airlines, Inc. (a)	118,200	4,437,228
United Continental Holdings, Inc. (a)	44,300	3,734,933
		103,943,685
Machinery - 0.2%
Industrial Machinery - 0.2%
Park-Ohio Holdings Corp.	16,990	461,958
Road & Rail - 1.4%
Railroads - 1.4%
Genesee & Wyoming, Inc. Class A (a)	15,900	1,762,992
Norfolk Southern Corp.	12,400	2,158,220
		3,921,212
TOTAL COMMON STOCKS
(Cost $200,950,523)		276,173,578

Money Market Funds - 3.9%
Fidelity Cash Central Fund 2.13% (b)
(Cost $11,113,008)	11,110,869	11,113,092
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $212,063,531)		287,286,670
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,006,397)
NET ASSETS - 100%		$286,280,273

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,483
Fidelity Securities Lending Cash Central Fund	206
Total	$104,689

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $200,950,523)	$276,173,578
Fidelity Central Funds (cost $11,113,008)	11,113,092
Total Investment in Securities (cost $212,063,531)		$287,286,670
Receivable for investments sold		1,828,524
Receivable for fund shares sold		38,067
Dividends receivable		612,486
Distributions receivable from Fidelity Central Funds		14,983
Prepaid expenses		3,266
Other receivables		1,933
Total assets		289,785,929
Liabilities
Payable for investments purchased	$2,736,385
Payable for fund shares redeemed	560,311
Accrued management fee	126,532
Other affiliated payables	60,384
Other payables and accrued expenses	22,044
Total liabilities		3,505,656
Net Assets		$286,280,273
Net Assets consist of:
Paid in capital		$195,202,981
Total distributable earnings (loss)		91,077,292
Net Assets, for 3,754,203 shares outstanding		$286,280,273
Net Asset Value, offering price and redemption price per share ($286,280,273 ÷ 3,754,203 shares)		$76.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$2,166,501
Special dividends		954,000
Income from Fidelity Central Funds (including $206 from security lending)		104,689
Total income		3,225,190
Expenses
Management fee	$779,514
Transfer agent fees	311,812
Accounting and security lending fees	56,535
Custodian fees and expenses	3,207
Independent trustees' fees and expenses	810
Registration fees	20,170
Audit	19,107
Legal	1,062
Miscellaneous	1,189
Total expenses before reductions	1,193,406
Expense reductions	(3,966)
Total expenses after reductions		1,189,440
Net investment income (loss)		2,035,750
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,190,889
Foreign currency transactions	766
Total net realized gain (loss)		14,191,655
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(14,840,857)
Assets and liabilities in foreign currencies	68
Total change in net unrealized appreciation (depreciation)		(14,840,789)
Net gain (loss)		(649,134)
Net increase (decrease) in net assets resulting from operations		$1,386,616

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,035,750	$2,251,097
Net realized gain (loss)	14,191,655	18,552,096
Change in net unrealized appreciation (depreciation)	(14,840,789)	(12,856,555)
Net increase (decrease) in net assets resulting from operations	1,386,616	7,946,638
Distributions to shareholders	(2,956,197)	(35,655,527)
Share transactions
Proceeds from sales of shares	17,331,683	52,101,305
Reinvestment of distributions	2,799,299	34,073,279
Cost of shares redeemed	(39,144,281)	(134,132,078)
Net increase (decrease) in net assets resulting from share transactions	(19,013,299)	(47,957,494)
Total increase (decrease) in net assets	(20,582,880)	(75,666,383)
Net Assets
Beginning of period	306,863,153	382,529,536
End of period	$286,280,273	$306,863,153
Other Information
Shares
Sold	231,145	666,871
Issued in reinvestment of distributions	36,693	475,878
Redeemed	(524,037)	(1,761,425)
Net increase (decrease)	(256,199)	(618,676)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Air Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$76.52	$82.64	$76.04	$60.60	$73.09	$61.02
Income from Investment Operations
Net investment income (loss)B	.52C	.54	.48D	.32	.18	.20E
Net realized and unrealized gain (loss)	(.03)	1.73	13.85	15.61	(6.82)	13.09
Total from investment operations	.49	2.27	14.33	15.93	(6.64)	13.29
Distributions from net investment income	(.15)	(.48)	(.38)	(.25)	(.17)	(.08)
Distributions from net realized gain	(.60)	(7.91)	(7.36)	(.24)	(5.68)	(1.14)
Total distributions	(.75)	(8.39)	(7.73)F	(.49)	(5.85)	(1.23)G
Redemption fees added to paid in capitalB	–	–	–H	–H	–H	.01
Net asset value, end of period	$76.26	$76.52	$82.64	$76.04	$60.60	$73.09
Total ReturnI,J	.64%	3.79%	19.07%	26.30%	(9.24)%	21.93%
Ratios to Average Net AssetsK,L
Expenses before reductions	.82%M	.81%	.82%	.85%	.83%	.83%
Expenses net of fee waivers, if any	.82%M	.81%	.82%	.85%	.83%	.83%
Expenses net of all reductions	.82%M	.81%	.82%	.84%	.82%	.83%
Net investment income (loss)	1.07%C,M	.70%	.59%D	.48%	.27%	.30%E
Supplemental Data
Net assets, end of period (000 omitted)	$286,280	$306,863	$382,530	$394,143	$325,630	$715,925
Portfolio turnover rateN,O	65%M	32%	86%	106%	97%	65%O

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.25 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .74%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .31%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.04) %.

 F Total distributions of $7.73 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $7.357 per share.

 G Total distributions of $1.23 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $1.144 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
The Boeing Co.	15.0
Northrop Grumman Corp.	12.5
General Dynamics Corp.	8.7
TransDigm Group, Inc.	8.5
Teledyne Technologies, Inc.	5.4
United Technologies Corp.	4.9
Huntington Ingalls Industries, Inc.	4.9
HEICO Corp. Class A	4.9
Moog, Inc. Class A	4.4
Lockheed Martin Corp.	4.2
73.4

Top Industries (% of fund's net assets)

As of August 31, 2019
Aerospace & Defense	94.7%
IT Services	2.7%
Machinery	1.8%
All Others*	0.8%

* Includes short-term investments and net other assets (liabilities).

Defense and Aerospace Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Aerospace & Defense - 94.7%
Aerospace & Defense - 94.7%
Airbus Group NV	239,200	$32,960,188
Arconic, Inc.	2,840,869	73,408,055
Astronics Corp. Class B	361,216	10,124,884
Bombardier, Inc. Class B (sub. vtg.) (a)	42,488,700	54,890,014
BWX Technologies, Inc. (b)	773,879	45,813,637
CAE, Inc.	3,263,300	85,418,360
Cubic Corp. (b)	75,400	5,222,958
Elbit Systems Ltd.	540,000	83,710,800
General Dynamics Corp.	1,340,000	256,301,800
Harris Corp.	265,500	56,129,355
HEICO Corp. Class A	1,304,834	144,001,480
Huntington Ingalls Industries, Inc.	695,000	145,255,000
Kratos Defense & Security Solutions, Inc. (a)	1,000,000	19,970,000
Lockheed Martin Corp.	320,000	122,915,200
Moog, Inc. Class A	1,607,375	130,599,219
Northrop Grumman Corp.	1,000,000	367,870,000
Parsons Corp.	305,300	10,386,306
Raytheon Co.	600,000	111,192,000
Spirit AeroSystems Holdings, Inc. Class A	491,065	39,579,839
Teledyne Technologies, Inc. (a)	515,000	158,923,850
The Boeing Co.	1,217,000	443,097,531
TransDigm Group, Inc.	464,500	250,049,640
United Technologies Corp.	1,117,996	145,607,799
		2,793,427,915
IT Services - 2.7%
IT Consulting & Other Services - 2.7%
CACI International, Inc. Class A (a)	332,300	73,866,967
Perspecta, Inc.	283,700	7,362,015
		81,228,982
Machinery - 1.8%
Industrial Machinery - 1.8%
Woodward, Inc.	500,000	53,925,000
TOTAL COMMON STOCKS
(Cost $1,919,622,031)		2,928,581,897

Money Market Funds - 1.1%
Fidelity Cash Central Fund 2.13% (c)	24,620,078	24,625,002
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	6,284,694	6,285,323
TOTAL MONEY MARKET FUNDS
(Cost $30,910,325)		30,910,325
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,950,532,356)		2,959,492,222
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,317,159)
NET ASSETS - 100%		$2,951,175,063

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$258,556
Fidelity Securities Lending Cash Central Fund	4,207
Total	$262,763

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,928,581,897	$2,895,621,709	$32,960,188	$--
Money Market Funds	30,910,325	30,910,325	--	--
Total Investments in Securities:	$2,959,492,222	$2,926,532,034	$32,960,188	$--

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,200,742) — See accompanying schedule: Unaffiliated issuers (cost $1,919,622,031)	$2,928,581,897
Fidelity Central Funds (cost $30,910,325)	30,910,325
Total Investment in Securities (cost $1,950,532,356)		$2,959,492,222
Receivable for investments sold		9,435,855
Receivable for fund shares sold		3,531,405
Dividends receivable		5,096,205
Distributions receivable from Fidelity Central Funds		38,080
Prepaid expenses		27,260
Other receivables		94,177
Total assets		2,977,715,204
Liabilities
Payable for investments purchased	$15,953,881
Payable for fund shares redeemed	2,423,138
Accrued management fee	1,276,731
Other affiliated payables	478,458
Other payables and accrued expenses	122,633
Collateral on securities loaned	6,285,300
Total liabilities		26,540,141
Net Assets		$2,951,175,063
Net Assets consist of:
Paid in capital		$1,900,084,319
Total distributable earnings (loss)		1,051,090,744
Net Assets, for 159,617,181 shares outstanding		$2,951,175,063
Net Asset Value, offering price and redemption price per share ($2,951,175,063 ÷ 159,617,181 shares)		$18.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$16,677,930
Special dividends		14,011,380
Income from Fidelity Central Funds (including $4,207 from security lending)		262,763
Total income		30,952,073
Expenses
Management fee	$7,416,465
Transfer agent fees	2,424,658
Accounting and security lending fees	408,759
Custodian fees and expenses	11,137
Independent trustees' fees and expenses	7,460
Registration fees	83,034
Audit	19,178
Legal	2,939
Miscellaneous	12,319
Total expenses before reductions	10,385,949
Expense reductions	(31,302)
Total expenses after reductions		10,354,647
Net investment income (loss)		20,597,426
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,780,075
Fidelity Central Funds	23
Foreign currency transactions	8,932
Total net realized gain (loss)		34,789,030
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	136,212,292
Assets and liabilities in foreign currencies	595
Total change in net unrealized appreciation (depreciation)		136,212,887
Net gain (loss)		171,001,917
Net increase (decrease) in net assets resulting from operations		$191,599,343

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,597,426	$18,430,029
Net realized gain (loss)	34,789,030	166,542,771
Change in net unrealized appreciation (depreciation)	136,212,887	(133,968,209)
Net increase (decrease) in net assets resulting from operations	191,599,343	51,004,591
Distributions to shareholders	–	(258,550,952)
Share transactions
Proceeds from sales of shares	428,601,902	996,158,246
Reinvestment of distributions	–	244,578,007
Cost of shares redeemed	(464,284,848)	(1,311,720,576)
Net increase (decrease) in net assets resulting from share transactions	(35,682,946)	(70,984,323)
Total increase (decrease) in net assets	155,916,397	(278,530,684)
Net Assets
Beginning of period	2,795,258,666	3,073,789,350
End of period	$2,951,175,063	$2,795,258,666
Other Information
Shares
Sold	24,795,342	57,403,273
Issued in reinvestment of distributions	–	15,780,023
Redeemed	(27,046,588)	(77,908,049)
Net increase (decrease)	(2,251,246)	(4,724,753)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Defense and Aerospace Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A	2018 A	2017 A	2016 A,B	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$17.27	$18.45	$13.83	$10.81	$12.90	$12.26
Income from Investment Operations
Net investment income (loss)C	.13D	.11	.09E	.13F	.11	.11G
Net realized and unrealized gain (loss)	1.09	.33	5.14	3.52	(1.47)	1.31
Total from investment operations	1.22	.44	5.23	3.65	(1.36)	1.42
Distributions from net investment income	–	(.10)	(.07)	(.12)	(.10)	(.10)
Distributions from net realized gain	–	(1.52)	(.54)	(.51)	(.63)	(.68)
Total distributions	–	(1.62)	(.61)	(.63)	(.73)	(.78)
Redemption fees added to paid in capitalC	–	–	–	–H	–H	–H
Net asset value, end of period	$18.49	$17.27	$18.45	$13.83	$10.81	$12.90
Total ReturnI,J	7.06%	3.57%	38.46%	34.36%	(11.08)%	12.53%
Ratios to Average Net AssetsK,L
Expenses before reductions	.75%M	.75%	.76%	.79%	.80%	.79%
Expenses net of fee waivers, if any	.75%M	.75%	.76%	.79%	.79%	.79%
Expenses net of all reductions	.75%M	.75%	.76%	.79%	.79%	.79%
Net investment income (loss)	.98%D,M	.66%	.58%E	1.03%F	.92%	.90%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,951,175	$2,795,259	$3,073,789	$1,601,468	$885,398	$948,156
Portfolio turnover rateN	43%M	44%	32%	24%	52%	20%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .48%.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .14%.

 F Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 G Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Honeywell International, Inc.	10.2
Danaher Corp.	8.2
3M Co.	7.9
Ingersoll-Rand PLC	5.1
Eaton Corp. PLC	4.6
TE Connectivity Ltd.	4.5
Cummins, Inc.	3.6
Innospec, Inc.	3.2
Parker Hannifin Corp.	3.2
EMCOR Group, Inc.	3.1
53.6

Top Industries (% of fund's net assets)

As of August 31, 2019
Energy Efficiency	45.5%
Environmental Support Services	16.8%
Renewable & Alternative Energy	11.7%
Water Infrastructure & Technologies	11.2%
Other	8.0%
All Others*	6.8%

* Includes short-term investments and net other assets (liabilities).

Environment and Alternative Energy Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Energy Efficiency - 45.5%
Buildings Energy Efficiency - 13.7%
A.O. Smith Corp. (a)	66,540	$3,095,441
Acuity Brands, Inc.	21,880	2,743,971
Apogee Enterprises, Inc.	37,290	1,377,120
Comfort Systems U.S.A., Inc.	85,170	3,292,672
Ingersoll-Rand PLC	67,360	8,156,622
Lennox International, Inc.	12,491	3,169,966
		21,835,792
Diversified Energy Efficiency - 10.2%
Honeywell International, Inc.	98,147	16,156,958
Industrial Energy Efficiency - 11.7%
EMCOR Group, Inc.	55,828	4,881,600
Linde PLC	24,980	4,718,972
Minerals Technologies, Inc.	7,730	372,586
ON Semiconductor Corp. (b)	166,040	2,955,512
Regal Beloit Corp.	48,204	3,417,664
Rockwell Automation, Inc.	14,330	2,189,481
		18,535,815
Power Network Efficiency - 4.6%
Eaton Corp. PLC	91,690	7,401,217
Transport Energy Efficiency - 5.3%
BorgWarner, Inc.	101,300	3,305,419
Innospec, Inc.	61,907	5,149,424
		8,454,843

TOTAL ENERGY EFFICIENCY		72,384,625

Environmental Support Services - 16.8%
Diversified Environmental - 14.9%
3M Co.	77,972	12,609,632
Dover Corp.	31,710	2,972,495
MKS Instruments, Inc.	37,400	2,928,046
Parker Hannifin Corp.	30,740	5,095,770
		23,605,943
Environmental Consultancies - 1.9%
AECOM (b)	40,330	1,430,908
Tetra Tech, Inc.	20,440	1,658,093
		3,089,001

TOTAL ENVIRONMENTAL SUPPORT SERVICES		26,694,944

Other Select Environmental - 4.6%
Other Environmental - 4.6%
Accenture PLC Class A	5,370	1,064,173
Amcor PLC	127,806	1,255,055
Boise Cascade Co.	2,710	85,094
C.H. Robinson Worldwide, Inc.	9,440	797,586
Henry Schein, Inc. (b)	6,620	407,924
Oracle Corp.	16,430	855,346
Philips Lighting NV (c)	96,160	2,812,268
		7,277,446
Pollution Control - 3.6%
Pollution Control Solutions - 3.6%
Cummins, Inc.	38,322	5,720,325
Renewable & Alternative Energy - 11.7%
Biofuels - 2.0%
Cosan SA Industria e Comercio	167,630	2,023,623
Sao Martinho SA	265,260	1,142,777
		3,166,400
Renewable Energy Developers and Independent Power Producers (IPPs) - 7.9%
Colbun SA (b)	10,856,360	1,933,263
Empresa Nacional de Electricidad SA sponsored ADR(a)	111,110	1,799,982
Hollysys Automation Technologies Ltd.	79,161	1,238,870
SPX Flow, Inc. (b)	12,670	427,106
TE Connectivity Ltd.	78,480	7,158,946
		12,558,167
Solar Energy Generation Equipment - 1.8%
Advanced Energy Industries, Inc. (b)	56,230	2,903,717

TOTAL RENEWABLE & ALTERNATIVE ENERGY		18,628,284

Waste Management & Technologies - 3.2%
Recycling and Value Added Waste Processing - 1.4%
Steel Dynamics, Inc.	84,850	2,290,950
Waste Technology Equipment - 1.8%
Schnitzer Steel Industries, Inc. Class A	127,050	2,812,887

TOTAL WASTE MANAGEMENT & TECHNOLOGIES		5,103,837

Water Infrastructure & Technologies - 11.2%
Diversified Water Infrastructure and Technology - 8.2%
Danaher Corp.	91,620	13,018,286
Water Infrastructure - 3.0%
Crane Co.	42,347	3,228,535
HD Supply Holdings, Inc. (b)	41,110	1,599,590
		4,828,125

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		17,846,411

TOTAL COMMON STOCKS
(Cost $133,734,251)		153,655,872

Money Market Funds - 3.3%
Fidelity Cash Central Fund 2.13% (d)	5,142,379	5,143,408
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	121,872	121,884
TOTAL MONEY MARKET FUNDS
(Cost $5,265,292)		5,265,292
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $138,999,543)		158,921,164
NET OTHER ASSETS (LIABILITIES) - 0.1%		97,193
NET ASSETS - 100%		$159,018,357

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,812,268 or 1.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,044
Fidelity Securities Lending Cash Central Fund	3,309
Total	$79,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.5%
Ireland	13.4%
Switzerland	4.5%
Brazil	2.0%
Netherlands	1.8%
Chile	1.2%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $119,587) — See accompanying schedule: Unaffiliated issuers (cost $133,734,251)	$153,655,872
Fidelity Central Funds (cost $5,265,292)	5,265,292
Total Investment in Securities (cost $138,999,543)		$158,921,164
Receivable for fund shares sold		81,835
Dividends receivable		465,769
Distributions receivable from Fidelity Central Funds		11,246
Prepaid expenses		1,674
Other receivables		1,289
Total assets		159,482,977
Liabilities
Payable for fund shares redeemed	$211,679
Accrued management fee	70,900
Transfer agent fee payable	32,148
Other affiliated payables	5,149
Other payables and accrued expenses	23,169
Collateral on securities loaned	121,575
Total liabilities		464,620
Net Assets		$159,018,357
Net Assets consist of:
Paid in capital		$140,355,728
Total distributable earnings (loss)		18,662,629
Net Assets, for 6,666,626 shares outstanding		$159,018,357
Net Asset Value, offering price and redemption price per share ($159,018,357 ÷ 6,666,626 shares)		$23.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$1,729,133
Income from Fidelity Central Funds (including $3,309 from security lending)		79,353
Total income		1,808,486
Expenses
Management fee	$472,647
Transfer agent fees	200,963
Accounting and security lending fees	34,276
Custodian fees and expenses	5,016
Independent trustees' fees and expenses	475
Registration fees	21,089
Audit	26,908
Legal	165
Interest	1,861
Miscellaneous	623
Total expenses before reductions	764,023
Expense reductions	(4,079)
Total expenses after reductions		759,944
Net investment income (loss)		1,048,542
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,075,638)
Fidelity Central Funds	309
Foreign currency transactions	(1,031)
Total net realized gain (loss)		(2,076,360)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,979,680)
Assets and liabilities in foreign currencies	(1,988)
Total change in net unrealized appreciation (depreciation)		(3,981,668)
Net gain (loss)		(6,058,028)
Net increase (decrease) in net assets resulting from operations		$(5,009,486)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,048,542	$1,466,779
Net realized gain (loss)	(2,076,360)	7,646,839
Change in net unrealized appreciation (depreciation)	(3,981,668)	(8,828,163)
Net increase (decrease) in net assets resulting from operations	(5,009,486)	285,455
Distributions to shareholders	(3,004,920)	(8,454,008)
Share transactions
Proceeds from sales of shares	61,636,355	40,206,295
Reinvestment of distributions	2,856,265	7,969,907
Cost of shares redeemed	(58,420,081)	(67,430,135)
Net increase (decrease) in net assets resulting from share transactions	6,072,539	(19,253,933)
Total increase (decrease) in net assets	(1,941,867)	(27,422,486)
Net Assets
Beginning of period	160,960,224	188,382,710
End of period	$159,018,357	$160,960,224
Other Information
Shares
Sold	2,474,902	1,651,291
Issued in reinvestment of distributions	111,225	340,861
Redeemed	(2,377,656)	(2,693,678)
Net increase (decrease)	208,471	(701,526)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Environment and Alternative Energy Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$24.92	$26.31	$23.89	$18.20	$20.94	$23.36
Income from Investment Operations
Net investment income (loss)B	.15	.24	.27	.20	.17	.16
Net realized and unrealized gain (loss)	(.82)	(.25)	3.83	5.78	(2.34)	.31
Total from investment operations	(.67)	(.01)	4.10	5.98	(2.17)	.47
Distributions from net investment income	(.05)	(.22)	(.22)	(.16)	(.13)	(.14)
Distributions from net realized gain	(.35)	(1.16)	(1.46)	(.13)	(.44)	(2.75)
Total distributions	(.40)	(1.38)	(1.68)	(.29)	(.57)	(2.89)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$23.85	$24.92	$26.31	$23.89	$18.20	$20.94
Total ReturnD,E	(2.81)%	.39%	17.73%	33.02%	(10.63)%	2.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%H	.87%	.87%	.94%	.95%	.92%
Expenses net of fee waivers, if any	.87%H	.87%	.87%	.94%	.95%	.92%
Expenses net of all reductions	.86%H	.87%	.86%	.94%	.95%	.92%
Net investment income (loss)	1.19%H	.96%	1.07%	.94%	.86%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$159,018	$160,960	$188,383	$137,674	$73,432	$88,573
Portfolio turnover rateI	28%H	62%	47%	82%	20%	160%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
The Boeing Co.	6.7
AMETEK, Inc.	5.7
Union Pacific Corp.	5.1
Roper Technologies, Inc.	5.0
Ingersoll-Rand PLC	4.2
Honeywell International, Inc.	4.1
Equifax, Inc.	4.0
Waste Connection, Inc. (United States)	3.8
Verisk Analytics, Inc.	3.7
Lockheed Martin Corp.	3.7
46.0

Top Industries (% of fund's net assets)

As of August 31, 2019
Aerospace & Defense	28.1%
Industrial Conglomerates	15.8%
Professional Services	12.2%
Machinery	10.5%
Road & Rail	10.3%
All Others*	23.1%

* Includes short-term investments and net other assets (liabilities).

Industrials Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Aerospace & Defense - 28.1%
Aerospace & Defense - 28.1%
General Dynamics Corp.	51,535	$9,857,099
Harris Corp.	79,562	16,820,202
HEICO Corp. Class A	147,120	16,236,163
Huntington Ingalls Industries, Inc.	6,160	1,287,440
Lockheed Martin Corp.	56,306	21,627,698
Northrop Grumman Corp.	52,199	19,202,446
Raytheon Co.	22,882	4,240,492
Teledyne Technologies, Inc. (a)	23,303	7,191,073
The Boeing Co.	107,849	39,266,744
TransDigm Group, Inc.	33,127	17,832,927
United Technologies Corp.	84,861	11,052,297
		164,614,581
Air Freight & Logistics - 3.1%
Air Freight & Logistics - 3.1%
United Parcel Service, Inc. Class B	153,322	18,193,189
Airlines - 2.5%
Airlines - 2.5%
Delta Air Lines, Inc.	135,261	7,826,201
Southwest Airlines Co.	63,560	3,325,459
Spirit Airlines, Inc. (a)	95,634	3,590,100
		14,741,760
Building Products - 0.9%
Building Products - 0.9%
Johnson Controls International PLC	117,507	5,016,374
Commercial Services & Supplies - 4.8%
Diversified Support Services - 0.9%
Cintas Corp.	19,808	5,225,350
Environmental & Facility Services - 3.9%
Stericycle, Inc. (a)	13,299	596,992
Waste Connection, Inc. (United States)	240,426	22,095,149
		22,692,141

TOTAL COMMERCIAL SERVICES & SUPPLIES		27,917,491

Electrical Equipment - 9.5%
Electrical Components & Equipment - 9.5%
AMETEK, Inc.	387,746	33,319,014
Emerson Electric Co.	24,099	1,436,059
Fortive Corp.	296,401	21,014,831
		55,769,904
Industrial Conglomerates - 15.8%
Industrial Conglomerates - 15.8%
General Electric Co.	2,429,233	20,041,172
Honeywell International, Inc.	146,298	24,083,577
ITT, Inc.	338,550	19,270,266
Roper Technologies, Inc.	79,668	29,219,036
		92,614,051
Machinery - 10.5%
Agricultural & Farm Machinery - 0.5%
Deere & Co.	18,384	2,847,865
Construction Machinery & Heavy Trucks - 0.5%
Caterpillar, Inc.	23,647	2,813,993
Industrial Machinery - 9.5%
Gardner Denver Holdings, Inc. (a)	375,064	10,756,836
IDEX Corp.	123,407	20,326,367
Ingersoll-Rand PLC	205,465	24,879,757
		55,962,960

TOTAL MACHINERY		61,624,818

Professional Services - 12.2%
Human Resource & Employment Services - 2.0%
TriNet Group, Inc. (a)	174,813	11,735,197
Research & Consulting Services - 10.2%
CoStar Group, Inc. (a)	10,947	6,730,982
Equifax, Inc.	158,459	23,195,228
IHS Markit Ltd. (a)	40,393	2,650,185
TransUnion Holding Co., Inc.	67,065	5,609,987
Verisk Analytics, Inc.	134,117	21,665,260
		59,851,642

TOTAL PROFESSIONAL SERVICES		71,586,839

Road & Rail - 10.3%
Railroads - 8.3%
CSX Corp.	52,705	3,532,289
Norfolk Southern Corp.	86,609	15,074,296
Union Pacific Corp.	183,521	29,723,061
		48,329,646
Trucking - 2.0%
Knight-Swift Transportation Holdings, Inc. Class A (b)	278,913	9,522,090
Schneider National, Inc. Class B	120,335	2,339,312
		11,861,402

TOTAL ROAD & RAIL		60,191,048

Trading Companies & Distributors - 1.7%
Trading Companies & Distributors - 1.7%
HD Supply Holdings, Inc. (a)	247,766	9,640,575
TOTAL COMMON STOCKS
(Cost $470,403,260)		581,910,630

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.13% (c)	2,123,724	2,124,149
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	9,549,589	9,550,544
TOTAL MONEY MARKET FUNDS
(Cost $11,674,693)		11,674,693
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $482,077,953)		593,585,323
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(8,249,729)
NET ASSETS - 100%		$585,335,594

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,605
Fidelity Securities Lending Cash Central Fund	140
Total	$44,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,519,871) — See accompanying schedule: Unaffiliated issuers (cost $470,403,260)	$581,910,630
Fidelity Central Funds (cost $11,674,693)	11,674,693
Total Investment in Securities (cost $482,077,953)		$593,585,323
Receivable for investments sold		1,405,913
Receivable for fund shares sold		89,765
Dividends receivable		1,066,183
Distributions receivable from Fidelity Central Funds		3,713
Prepaid expenses		8,800
Other receivables		92,784
Total assets		596,252,481
Liabilities
Payable for investments purchased	$160,718
Payable for fund shares redeemed	729,278
Accrued management fee	264,448
Other affiliated payables	106,505
Other payables and accrued expenses	105,394
Collateral on securities loaned	9,550,544
Total liabilities		10,916,887
Net Assets		$585,335,594
Net Assets consist of:
Paid in capital		$456,723,483
Total distributable earnings (loss)		128,612,111
Net Assets, for 16,913,916 shares outstanding		$585,335,594
Net Asset Value, offering price and redemption price per share ($585,335,594 ÷ 16,913,916 shares)		$34.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$4,126,609
Special dividends		1,047,000
Income from Fidelity Central Funds (including $140 from security lending)		44,745
Total income		5,218,354
Expenses
Management fee	$1,673,630
Transfer agent fees	540,329
Accounting and security lending fees	114,307
Custodian fees and expenses	4,820
Independent trustees' fees and expenses	1,723
Registration fees	17,122
Audit	21,347
Legal	1,379
Miscellaneous	3,376
Total expenses before reductions	2,378,033
Expense reductions	(23,695)
Total expenses after reductions		2,354,338
Net investment income (loss)		2,864,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,871,578
Redemptions in-kind with affiliated entities	4,051,467
Total net realized gain (loss)		20,923,045
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,065,206)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(10,065,208)
Net gain (loss)		10,857,837
Net increase (decrease) in net assets resulting from operations		$13,721,853

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,864,016	$6,617,484
Net realized gain (loss)	20,923,045	96,502,940
Change in net unrealized appreciation (depreciation)	(10,065,208)	(119,039,649)
Net increase (decrease) in net assets resulting from operations	13,721,853	(15,919,225)
Distributions to shareholders	–	(65,750,180)
Share transactions
Proceeds from sales of shares	37,166,080	81,696,031
Reinvestment of distributions	–	62,911,721
Cost of shares redeemed	(98,022,128)	(507,418,619)
Net increase (decrease) in net assets resulting from share transactions	(60,856,048)	(362,810,867)
Total increase (decrease) in net assets	(47,134,195)	(444,480,272)
Net Assets
Beginning of period	632,469,789	1,076,950,061
End of period	$585,335,594	$632,469,789
Other Information
Shares
Sold	1,074,664	2,374,933
Issued in reinvestment of distributions	–	1,933,852
Redeemed	(2,848,863)	(14,757,500)
Net increase (decrease)	(1,774,199)	(10,448,715)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Industrials Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$33.84	$36.96	$33.72	$28.10	$32.69	$33.69
Income from Investment Operations
Net investment income (loss)B	.16C	.32	.21	.26	.24	.22
Net realized and unrealized gain (loss)	.61	(.70)	4.95	6.76	(2.90)	2.44
Total from investment operations	.77	(.38)	5.16	7.02	(2.66)	2.66
Distributions from net investment income	–	(.25)	(.22)	(.19)	(.20)	(.23)
Distributions from net realized gain	–	(2.49)	(1.71)	(1.21)	(1.73)	(3.43)
Total distributions	–	(2.74)	(1.92)D	(1.40)	(1.93)	(3.66)
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$34.61	$33.84	$36.96	$33.72	$28.10	$32.69
Total ReturnF,G	2.28%	(.45)%	15.73%	25.18%	(8.29)%	8.74%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.76%	.77%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.76%J	.76%	.77%	.77%	.76%	.78%
Expenses net of all reductions	.75%J	.75%	.77%	.77%	.76%	.78%
Net investment income (loss)	.75%C,J	.92%	.60%	.83%	.79%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$585,336	$632,470	$1,076,950	$1,006,420	$978,550	$1,142,689
Portfolio turnover rateK	111%J,L	88%L	64%M	62%L	75%L	72%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been .58%.

 D Total distributions of $1.92 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.705 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Union Pacific Corp.	20.9
United Parcel Service, Inc. Class B	14.6
Norfolk Southern Corp.	7.2
CSX Corp.	6.9
Southwest Airlines Co.	4.9
FedEx Corp.	4.8
Delta Air Lines, Inc.	4.4
Genesee & Wyoming, Inc. Class A	3.7
Kansas City Southern	3.2
JetBlue Airways Corp.	2.3
72.9

Top Industries (% of fund's net assets)

As of August 31, 2019
Road & Rail	48.5%
Air Freight & Logistics	23.5%
Airlines	18.6%
Marine	2.6%
Transportation Infrastructure	1.8%
All Others*	5.0%

* Includes short-term investments and net other assets (liabilities).

Transportation Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Aerospace & Defense - 0.6%
Aerospace & Defense - 0.6%
Northrop Grumman Corp.	3,400	$1,250,758
TransDigm Group, Inc.	2,300	1,238,136
		2,488,894
Air Freight & Logistics - 23.5%
Air Freight & Logistics - 23.5%
Air Transport Services Group, Inc. (a)(b)	152,400	3,078,480
Atlas Air Worldwide Holdings, Inc. (a)	8,800	227,480
C.H. Robinson Worldwide, Inc. (b)	52,796	4,460,734
Echo Global Logistics, Inc. (a)	345,300	6,919,812
FedEx Corp.	120,750	19,152,158
Hub Group, Inc. Class A (a)(b)	31,800	1,369,308
United Parcel Service, Inc. Class B	489,500	58,084,070
		93,292,042
Airlines - 18.6%
Airlines - 18.6%
Alaska Air Group, Inc.	82,700	4,938,844
American Airlines Group, Inc.	151,700	3,991,227
Delta Air Lines, Inc.	301,802	17,462,264
Hawaiian Holdings, Inc.	35,400	864,114
JetBlue Airways Corp. (a)	536,200	9,286,984
Mesa Air Group, Inc.	351,600	2,271,336
SkyWest, Inc.	143,700	8,228,262
Southwest Airlines Co.	373,300	19,531,056
Spirit Airlines, Inc. (a)	163,100	6,122,774
United Continental Holdings, Inc. (a)	14,700	1,239,357
		73,936,218
Commercial Services & Supplies - 0.8%
Diversified Support Services - 0.8%
Boyd Group Income Fund	23,500	3,143,924
Marine - 2.6%
Marine - 2.6%
Kirby Corp. (a)(b)	122,300	9,000,057
Matson, Inc.	32,495	1,154,547
		10,154,604
Road & Rail - 48.5%
Railroads - 43.5%
Canadian Pacific Railway Ltd.	27,300	6,573,202
CSX Corp.	408,219	27,358,837
Genesee & Wyoming, Inc. Class A (a)	131,600	14,591,808
Kansas City Southern	100,800	12,680,640
Norfolk Southern Corp.	164,550	28,639,928
Union Pacific Corp.	514,095	83,262,826
		173,107,241
Trucking - 5.0%
AMERCO (b)	7,400	2,601,988
Avis Budget Group, Inc. (a)(b)	67,000	1,659,590
Hertz Global Holdings, Inc. (a)(b)	288,291	3,491,204
J.B. Hunt Transport Services, Inc.	34,500	3,727,380
Knight-Swift Transportation Holdings, Inc. Class A	10,200	348,228
Old Dominion Freight Lines, Inc.	13,200	2,161,632
Ryder System, Inc.	111,600	5,375,772
Werner Enterprises, Inc.	13,683	447,160
		19,812,954

TOTAL ROAD & RAIL		192,920,195

Trading Companies & Distributors - 0.4%
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	28,300	1,517,446
Transportation Infrastructure - 1.8%
Airport Services - 1.8%
Macquarie Infrastructure Co. LLC	193,700	7,325,734
TOTAL COMMON STOCKS
(Cost $240,948,968)		384,779,057

Money Market Funds - 6.8%
Fidelity Cash Central Fund 2.13% (c)	13,675,113	13,677,848
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	13,479,342	13,480,690
TOTAL MONEY MARKET FUNDS
(Cost $27,158,538)		27,158,538
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $268,107,506)		411,937,595
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(14,341,820)
NET ASSETS - 100%		$397,595,775

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$156,023
Fidelity Securities Lending Cash Central Fund	5,630
Total	$161,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $13,150,922) — See accompanying schedule: Unaffiliated issuers (cost $240,948,968)	$384,779,057
Fidelity Central Funds (cost $27,158,538)	27,158,538
Total Investment in Securities (cost $268,107,506)		$411,937,595
Receivable for fund shares sold		65,932
Dividends receivable		1,404,930
Distributions receivable from Fidelity Central Funds		21,697
Prepaid expenses		4,468
Other receivables		833
Total assets		413,435,455
Liabilities
Payable for investments purchased	$1,611,578
Payable for fund shares redeemed	465,120
Accrued management fee	179,200
Other affiliated payables	81,468
Other payables and accrued expenses	21,639
Collateral on securities loaned	13,480,675
Total liabilities		15,839,680
Net Assets		$397,595,775
Net Assets consist of:
Paid in capital		$256,357,020
Total distributable earnings (loss)		141,238,755
Net Assets, for 4,418,577 shares outstanding		$397,595,775
Net Asset Value, offering price and redemption price per share ($397,595,775 ÷ 4,418,577 shares)		$89.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$4,149,420
Income from Fidelity Central Funds (including $5,630 from security lending)		161,653
Total income		4,311,073
Expenses
Management fee	$1,150,467
Transfer agent fees	424,441
Accounting and security lending fees	83,467
Custodian fees and expenses	2,599
Independent trustees' fees and expenses	1,207
Registration fees	22,617
Audit	26,330
Legal	1,833
Miscellaneous	1,715
Total expenses before reductions	1,714,676
Expense reductions	(3,581)
Total expenses after reductions		1,711,095
Net investment income (loss)		2,599,978
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,826,160)
Fidelity Central Funds	15
Foreign currency transactions	12
Total net realized gain (loss)		(2,826,133)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,347,967)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(12,347,968)
Net gain (loss)		(15,174,101)
Net increase (decrease) in net assets resulting from operations		$(12,574,123)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,599,978	$4,120,803
Net realized gain (loss)	(2,826,133)	35,678,195
Change in net unrealized appreciation (depreciation)	(12,347,968)	(13,313,644)
Net increase (decrease) in net assets resulting from operations	(12,574,123)	26,485,354
Distributions to shareholders	(13,041,305)	(46,373,355)
Share transactions
Proceeds from sales of shares	26,220,708	101,838,716
Reinvestment of distributions	12,378,575	43,939,054
Cost of shares redeemed	(66,579,744)	(186,853,315)
Net increase (decrease) in net assets resulting from share transactions	(27,980,461)	(41,075,545)
Total increase (decrease) in net assets	(53,595,889)	(60,963,546)
Net Assets
Beginning of period	451,191,664	512,155,210
End of period	$397,595,775	$451,191,664
Other Information
Shares
Sold	281,454	1,020,111
Issued in reinvestment of distributions	129,213	490,031
Redeemed	(720,833)	(1,950,861)
Net increase (decrease)	(310,166)	(440,719)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$95.41	$99.07	$92.98	$73.25	$94.04	$76.28
Income from Investment Operations
Net investment income (loss)B	.56	.85	.78	.63	.50	.46
Net realized and unrealized gain (loss)	(3.16)	5.05	10.83	20.86	(15.81)	19.67
Total from investment operations	(2.60)	5.90	11.61	21.49	(15.31)	20.13
Distributions from net investment income	(.25)	(.78)	(.67)	(.38)	(.52)	(.34)
Distributions from net realized gain	(2.58)	(8.78)	(4.85)	(1.39)	(4.95)	(2.04)
Total distributions	(2.83)	(9.56)	(5.52)	(1.77)	(5.48)C	(2.38)
Redemption fees added to paid in capitalB	–	–	–D	.01	–D	.01
Net asset value, end of period	$89.98	$95.41	$99.07	$92.98	$73.25	$94.04
Total ReturnE,F	(2.91)%	6.85%	12.48%	29.40%	(16.28)%	26.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.79%	.80%	.83%	.81%	.81%
Expenses net of fee waivers, if any	.80%I	.79%	.80%	.83%	.81%	.81%
Expenses net of all reductions	.80%I	.78%	.80%	.82%	.80%	.81%
Net investment income (loss)	1.21%I	.87%	.80%	.76%	.60%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$397,596	$451,192	$512,155	$643,067	$408,171	$1,146,633
Portfolio turnover rateJ	58%I	58%	47%	104%	80%	72%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.48 per share is comprised of distributions from net investment income of $.521 and distributions from net realized gain of $4.954 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Defense and Aerospace Portfolio	$91,424
Industrials Portfolio	82,311

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, foreign currency transactions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Air Transportation Portfolio	$212,566,304	$84,014,181	$(9,293,815)	$74,720,366
Defense and Aerospace Portfolio	1,955,322,858	1,065,505,682	(61,336,318)	1,004,169,364
Environment and Alternative Energy Portfolio	139,164,047	26,655,932	(6,898,815)	19,757,117
Industrials Portfolio	484,627,386	125,740,415	(16,782,478)	108,957,937
Transportation Portfolio	268,962,396	154,935,212	(11,960,013)	142,975,199

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to February 28, 2019. Loss deferrals were as follows:

Capital losses
Defense and Aerospace Portfolio	$(12,080,856)
Industrials Portfolio	(4,485,371)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	92,178,898	112,081,727
Defense and Aerospace Portfolio	598,096,941	610,252,215
Environment and Alternative Energy Portfolio	28,446,996	23,148,792
Industrials Portfolio	344,518,051	386,996,358
Transportation Portfolio	119,825,880	155,068,072

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.24%	.54%
Defense and Aerospace Portfolio	.30%	.24%	.54%
Environment and Alternative Energy Portfolio	.30%	.24%	.54%
Industrials Portfolio	.30%	.24%	.54%
Transportation Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.21%
Defense and Aerospace Portfolio	.18%
Environment and Alternative Energy Portfolio	.23%
Industrials Portfolio	.17%
Transportation Portfolio	.20%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with each Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annualized rates:

% of Average Net Assets
Air Transportation Portfolio	.04
Defense and Aerospace Portfolio	.03
Environment and Alternative Energy Portfolio	.04
Industrials Portfolio	.04
Transportation Portfolio	.04

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$1,576
Defense and Aerospace Portfolio	12,617
Environment and Alternative Energy Portfolio	418
Industrials Portfolio	7,929
Transportation Portfolio	2,479

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Environment and Alternative Energy Portfolio	Borrower	$12,808,000	2.62%	$1,861

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 386,628 shares of Industrials Portfolio were redeemed in-kind for investments and cash with a value of $13,207,212. The net realized gain of $4,051,467 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Industrials Portfolio recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 8,024,186 shares of Industrials Portfolio were redeemed in-kind for investments and cash with a value of $278,038,031. Industrials Portfolio had a net realized gain of $779,998,333 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Industrials Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Air Transportation Portfolio	$395
Defense and Aerospace Portfolio	3,582
Environment and Alternative Energy Portfolio	228
Industrials Portfolio	836
Transportation Portfolio	592

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending fees paid to NFS were as follows:

Air Transportation Portfolio	$22
Defense and Aerospace Portfolio	$259
Environment and Alternative Energy Portfolio	$10
Industrials Portfolio	$15
Transportation Portfolio	$438

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custodian credits	Transfer Agent credits
Air Transportation Portfolio	$2,783	$52	$–
Defense and Aerospace Portfolio	15,151	6,649	–
Environment and Alternative Energy Portfolio	2,363	1,180	–
Industrials Portfolio	21,336	–	92
Transportation Portfolio	1,882	–	–

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Air Transportation Portfolio	$1,131
Defense and Aerospace Portfolio	9,502
Environment and Alternative Energy Portfolio	536
Industrials Portfolio	2,267
Transportation Portfolio	1,699

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Air Transportation Portfolio	.82%
Actual		$1,000.00	$1,006.40	$4.14
Hypothetical-C		$1,000.00	$1,021.01	$4.17
Defense and Aerospace Portfolio	.75%
Actual		$1,000.00	$1,070.60	$3.90
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Environment and Alternative Energy Portfolio	.87%
Actual		$1,000.00	$971.90	$4.31
Hypothetical-C		$1,000.00	$1,020.76	$4.42
Industrials Portfolio	.76%
Actual		$1,000.00	$1,022.80	$3.86
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Transportation Portfolio	.80%
Actual		$1,000.00	$970.90	$3.96
Hypothetical-C		$1,000.00	$1,021.11	$4.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCI-SANN-1019
1.813660.114

Fidelity® Select Portfolios® Utilities Sector Utilities Portfolio Semi-Annual Report August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Dominion Energy, Inc.	10.7
Exelon Corp.	9.5
Southern Co.	8.2
Sempra Energy	7.8
Edison International	7.4
Public Service Enterprise Group, Inc.	4.9
FirstEnergy Corp.	4.9
Entergy Corp.	4.9
Duke Energy Corp.	4.5
NextEra Energy, Inc.	4.3
67.1

Top Industries (% of fund's net assets)

As of August 31, 2019
Electric Utilities	54.4%
Multi-Utilities	31.1%
Independent Power and Renewable Electricity Producers	7.6%
Gas Utilities	4.0%
Oil, Gas & Consumable Fuels	1.0%
All Others*	1.9%

* Includes short-term investments and net other assets (liabilities).

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Electric Utilities - 54.4%
Electric Utilities - 54.4%
American Electric Power Co., Inc.	72,530	$6,611,110
Duke Energy Corp.	582,580	54,028,469
Edison International	1,227,940	88,743,224
Entergy Corp.	523,462	59,067,452
Evergy, Inc.	602,466	39,160,290
Eversource Energy	122,406	9,808,393
Exelon Corp.	2,418,889	114,316,694
FirstEnergy Corp.	1,284,992	59,109,632
NextEra Energy, Inc.	239,372	52,441,618
PPL Corp.	895,068	26,449,259
Southern Co.	1,692,550	98,607,963
Vistra Energy Corp.	1,957,234	48,832,988
		657,177,092
Gas Utilities - 4.0%
Gas Utilities - 4.0%
Atmos Energy Corp.	303,548	33,460,096
South Jersey Industries, Inc. (a)	385,675	12,472,730
UGI Corp.	53,452	2,601,509
		48,534,335
Independent Power and Renewable Electricity Producers - 7.6%
Independent Power Producers & Energy Traders - 4.4%
NRG Energy, Inc.	797,804	29,040,066
NRG Yield, Inc. Class C	344,586	6,099,172
The AES Corp.	1,136,306	17,419,571
		52,558,809
Renewable Electricity - 3.2%
Atlantica Yield PLC	729,329	17,350,737
NextEra Energy Partners LP	423,771	21,718,264
		39,069,001

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		91,627,810

Multi-Utilities - 31.1%
Multi-Utilities - 31.1%
Avangrid, Inc.	457,973	23,145,955
CenterPoint Energy, Inc.	1,871,500	51,821,835
CMS Energy Corp.	37,884	2,388,586
Dominion Energy, Inc.	1,671,063	129,724,619
National Grid PLC sponsored ADR	137,997	7,218,623
Public Service Enterprise Group, Inc.	977,725	59,123,031
Sempra Energy	663,384	93,955,076
WEC Energy Group, Inc.	82,900	7,939,333
		375,317,058
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Storage & Transport - 1.0%
Cheniere Energy, Inc. (b)	194,101	11,589,771
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductor Equipment - 0.2%
Enphase Energy, Inc. (b)	90,800	2,694,036
Water Utilities - 0.5%
Water Utilities - 0.5%
SJW Corp.	94,902	6,484,654
TOTAL COMMON STOCKS
(Cost $968,011,688)		1,193,424,756

Money Market Funds - 0.9%
Fidelity Cash Central Fund 2.13% (c)	8,216,734	8,218,377
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	2,271,523	2,271,750
TOTAL MONEY MARKET FUNDS
(Cost $10,490,127)		10,490,127
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $978,501,815)		1,203,914,883
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,287,529
NET ASSETS - 100%		$1,207,202,412

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$205,046
Fidelity Securities Lending Cash Central Fund	1,587
Total	$206,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,260,566) — See accompanying schedule: Unaffiliated issuers (cost $968,011,688)	$1,193,424,756
Fidelity Central Funds (cost $10,490,127)	10,490,127
Total Investment in Securities (cost $978,501,815)		$1,203,914,883
Receivable for investments sold		1,295,898
Receivable for fund shares sold		2,773,956
Dividends receivable		5,137,890
Distributions receivable from Fidelity Central Funds		20,322
Prepaid expenses		7,631
Other receivables		39,832
Total assets		1,213,190,412
Liabilities
Payable for investments purchased	$946,042
Payable for fund shares redeemed	2,015,705
Accrued management fee	528,871
Other affiliated payables	202,929
Other payables and accrued expenses	22,703
Collateral on securities loaned	2,271,750
Total liabilities		5,988,000
Net Assets		$1,207,202,412
Net Assets consist of:
Paid in capital		$963,242,883
Total distributable earnings (loss)		243,959,529
Net Assets, for 12,928,964 shares outstanding		$1,207,202,412
Net Asset Value, offering price and redemption price per share ($1,207,202,412 ÷ 12,928,964 shares)		$93.37

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$18,748,745
Income from Fidelity Central Funds (including $1,587 from security lending)		206,633
Total income		18,955,378
Expenses
Management fee	$3,123,329
Transfer agent fees	1,017,548
Accounting and security lending fees	188,634
Custodian fees and expenses	3,811
Independent trustees' fees and expenses	3,079
Registration fees	54,959
Audit	21,646
Legal	1,064
Interest	4,547
Miscellaneous	3,928
Total expenses before reductions	4,422,545
Expense reductions	(36,070)
Total expenses after reductions		4,386,475
Net investment income (loss)		14,568,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,314,798
Redemptions in-kind with affiliated entities	7,538,422
Foreign currency transactions	3,487

Total net realized gain (loss)		33,856,707
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	54,726,434
Assets and liabilities in foreign currencies	(320)
Total change in net unrealized appreciation (depreciation)		54,726,114
Net gain (loss)		88,582,821
Net increase (decrease) in net assets resulting from operations		$103,151,724

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,568,903	$19,645,080
Net realized gain (loss)	33,856,707	65,504,258
Change in net unrealized appreciation (depreciation)	54,726,114	53,870,262
Net increase (decrease) in net assets resulting from operations	103,151,724	139,019,600
Distributions to shareholders	–	(73,577,455)
Share transactions
Proceeds from sales of shares	314,461,246	638,656,367
Reinvestment of distributions	–	68,851,242
Cost of shares redeemed	(251,173,652)	(449,165,874)
Net increase (decrease) in net assets resulting from share transactions	63,287,594	258,341,735
Total increase (decrease) in net assets	166,439,318	323,783,880
Net Assets
Beginning of period	1,040,763,094	716,979,214
End of period	$1,207,202,412	$1,040,763,094
Other Information
Shares
Sold	3,530,731	7,498,067
Issued in reinvestment of distributions	–	812,301
Redeemed	(2,800,483)	(5,452,798)
Net increase (decrease)	730,248	2,857,570

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Utilities Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$85.32	$76.75	$77.05	$66.88	$72.85	$70.64
Income from Investment Operations
Net investment income (loss)B	1.12	2.06	1.62	1.52	1.39	1.41
Net realized and unrealized gain (loss)	6.93	13.35	2.56	10.44	(4.49)	6.40
Total from investment operations	8.05	15.41	4.18	11.96	(3.10)	7.81
Distributions from net investment income	–	(1.37)	(1.29)	(1.77)	(1.60)	(1.20)
Distributions from net realized gain	–	(5.46)	(3.19)	(.02)	(1.27)	(4.42)
Total distributions	–	(6.84)C	(4.48)	(1.79)	(2.87)	(5.61)D
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	.01
Net asset value, end of period	$93.37	$85.32	$76.75	$77.05	$66.88	$72.85
Total ReturnF,G	9.44%	20.17%	4.99%	18.21%	(4.19)%	11.22%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.78%	.78%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.76%J	.78%	.78%	.79%	.79%	.80%
Expenses net of all reductions	.75%J	.76%	.77%	.78%	.78%	.80%
Net investment income (loss)	2.50%J	2.45%	2.00%	2.09%	2.05%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$1,207,202	$1,040,763	$716,979	$696,138	$808,235	$988,426
Portfolio turnover rateK	58%J,L	97%L	66%L	70%L	74%	129%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $6.84 per share is comprised of distributions from net investment income of $1.373 and distributions from net realized gain of $5.463 per share.

 D Total distributions of $5.61 per share is comprised of distributions from net investment income of $1.199 and distributions from net realized gain of $4.415 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$227,617,333
Gross unrealized depreciation	(4,592,864)
Net unrealized appreciation (depreciation)	$223,024,469
Tax cost	$980,890,414

The Fund elected to defer to its next fiscal year approximately $19,416,492 of capital losses recognized during the period November 1,2018 to February 28, 2019.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $438,542,777 and $331,715,727, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,787 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$15,448,500	2.65%	$4,547

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 272,865 shares of the Fund were redeemed in-kind for investments and cash with a value of $24,994,414. The net realized gain of $7,538,422 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 1,469,597 shares of the Fund were redeemed in-kind for investments and cash with a value of $117,288,521. The Fund had a net realized gain of $26,295,315 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,477 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS amounted to $157. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,056 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $204.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,810.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Actual	.76%	$1,000.00	$1,094.40	$4.00
Hypothetical-C		$1,000.00	$1,021.32	$3.86

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELUTL-SANN-1019
1.813630.114

Fidelity® Select Portfolios® Materials Sector Chemicals Portfolio Gold Portfolio Materials Portfolio Semi-Annual Report August 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Chemicals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Chemicals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Linde PLC	20.5
DowDuPont, Inc.	13.0
Air Products & Chemicals, Inc.	9.3
Ecolab, Inc.	6.3
Olin Corp.	5.1
Sherwin-Williams Co.	4.7
Corteva, Inc.	4.6
The Chemours Co. LLC	4.5
International Flavors & Fragrances, Inc.	4.3
W.R. Grace & Co.	2.9
75.2

Top Industries (% of fund's net assets)

As of August 31, 2019
Chemicals	88.0%
Pharmaceuticals	4.6%
Containers & Packaging	2.4%
Trading Companies & Distributors	2.3%
Commercial Services & Supplies	2.0%
All Others*	0.7%

* Includes short-term investments and net other assets (liabilities).

Chemicals Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Biotechnology - 0.1%
Biotechnology - 0.1%
Calyxt, Inc. (a)(b)	187,310	$1,159,449
Chemicals - 88.0%
Commodity Chemicals - 7.1%
Cabot Corp.	145,100	5,804,000
Olin Corp. (b)	2,643,740	44,890,705
Orion Engineered Carbons SA	512,300	7,126,093
Westlake Chemical Corp.	90,756	5,317,394
		63,138,192
Diversified Chemicals - 19.8%
DowDuPont, Inc.	1,703,793	115,738,658
Huntsman Corp.	445,700	8,878,344
Ingevity Corp. (a)	147,000	11,196,990
The Chemours Co. LLC	2,833,859	40,155,782
		175,969,774
Fertilizers & Agricultural Chemicals - 4.5%
CF Industries Holdings, Inc.	500,100	24,099,819
The Mosaic Co.	299,300	5,504,127
The Scotts Miracle-Gro Co. Class A	94,700	10,068,504
		39,672,450
Industrial Gases - 29.8%
Air Products & Chemicals, Inc.	364,911	82,440,693
Linde PLC	960,816	181,507,750
		263,948,443
Specialty Chemicals - 26.8%
Akzo Nobel NV	204,600	18,319,803
Ecolab, Inc.	269,900	55,683,069
Element Solutions, Inc. (a)	560,343	5,228,000
International Flavors & Fragrances, Inc. (b)	351,600	38,588,100
PolyOne Corp.	198,300	6,347,583
PPG Industries, Inc.	96,800	10,724,472
Sherwin-Williams Co.	78,933	41,577,958
Symrise AG	142,900	13,337,047
Tronox Holdings PLC	3,056,369	22,708,822
W.R. Grace & Co.	377,600	25,567,296
		238,082,150

TOTAL CHEMICALS		780,811,009

Commercial Services & Supplies - 2.0%
Environmental & Facility Services - 2.0%
Waste Connection, Inc. (United States)	191,200	17,571,280
Containers & Packaging - 2.4%
Metal & Glass Containers - 2.4%
Ball Corp.	164,700	13,243,527
Crown Holdings, Inc. (a)	126,600	8,335,344
		21,578,871
Pharmaceuticals - 4.6%
Pharmaceuticals - 4.6%
Corteva, Inc.	1,397,093	40,962,767
Trading Companies & Distributors - 2.3%
Trading Companies & Distributors - 2.3%
Univar, Inc. (a)	1,048,594	20,290,294
TOTAL COMMON STOCKS
(Cost $822,725,041)		882,373,670

Money Market Funds - 5.0%
Fidelity Cash Central Fund 2.13% (c)	124,782	124,807
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	44,355,220	44,359,655
TOTAL MONEY MARKET FUNDS
(Cost $44,484,462)		44,484,462
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $867,209,503)		926,858,132
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(39,369,060)
NET ASSETS - 100%		$887,489,072

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,839
Fidelity Securities Lending Cash Central Fund	34,257
Total	$75,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.6%
Ireland	20.5%
United Kingdom	2.5%
Netherlands	2.1%
Canada	2.0%
Germany	1.5%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $43,925,467) — See accompanying schedule: Unaffiliated issuers (cost $822,725,041)	$882,373,670
Fidelity Central Funds (cost $44,484,462)	44,484,462
Total Investment in Securities (cost $867,209,503)		$926,858,132
Receivable for investments sold		3,105,123
Receivable for fund shares sold		193,238
Dividends receivable		3,745,450
Distributions receivable from Fidelity Central Funds		9,260
Prepaid expenses		14,655
Other receivables		136,674
Total assets		934,062,532
Liabilities
Payable for investments purchased	$5,602
Payable for fund shares redeemed	1,480,919
Accrued management fee	403,061
Other affiliated payables	193,269
Other payables and accrued expenses	135,959
Collateral on securities loaned	44,354,650
Total liabilities		46,573,460
Net Assets		$887,489,072
Net Assets consist of:
Paid in capital		$799,247,309
Total distributable earnings (loss)		88,241,763
Net Assets, for 75,373,118 shares outstanding		$887,489,072
Net Asset Value, offering price and redemption price per share ($887,489,072 ÷ 75,373,118 shares)		$11.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$11,513,677
Income from Fidelity Central Funds (including $34,257 from security lending)		75,096
Total income		11,588,773
Expenses
Management fee	$2,794,525
Transfer agent fees	1,061,096
Accounting and security lending fees	172,288
Custodian fees and expenses	4,848
Independent trustees' fees and expenses	3,007
Registration fees	22,579
Audit	26,915
Legal	1,193
Interest	3,016
Miscellaneous	6,314
Total expenses before reductions	4,095,781
Expense reductions	(50,846)
Total expenses after reductions		4,044,935
Net investment income (loss)		7,543,838
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,816,306
Fidelity Central Funds	5,005
Foreign currency transactions	62,219
Total net realized gain (loss)		24,883,530
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(141,917,727)
Assets and liabilities in foreign currencies	(11,172)
Total change in net unrealized appreciation (depreciation)		(141,928,899)
Net gain (loss)		(117,045,369)
Net increase (decrease) in net assets resulting from operations		$(109,501,531)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,543,838	$21,659,821
Net realized gain (loss)	24,883,530	93,669,306
Change in net unrealized appreciation (depreciation)	(141,928,899)	(285,174,370)
Net increase (decrease) in net assets resulting from operations	(109,501,531)	(169,845,243)
Distributions to shareholders	(36,252,928)	(172,397,316)
Share transactions
Proceeds from sales of shares	29,008,793	142,345,479
Reinvestment of distributions	34,478,614	163,460,684
Cost of shares redeemed	(183,622,918)	(600,405,301)
Net increase (decrease) in net assets resulting from share transactions	(120,135,511)	(294,599,138)
Total increase (decrease) in net assets	(265,889,970)	(636,841,697)
Net Assets
Beginning of period	1,153,379,042	1,790,220,739
End of period	$887,489,072	$1,153,379,042
Other Information
Shares(a)
Sold	2,271,292	9,180,276
Issued in reinvestment of distributions	2,513,019	11,635,665
Redeemed	(14,416,071)	(39,027,003)
Net increase (decrease)	(9,631,760)	(18,211,062)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Chemicals Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share DataB
Net asset value, beginning of period	$13.57	$17.34	$16.24	$12.32	$15.33	$14.82
Income from Investment Operations
Net investment income (loss)C	.09	.23	.19	.18	.19	.16
Net realized and unrealized gain (loss)	(1.45)	(2.17)	2.36	4.44	(2.34)	.91
Total from investment operations	(1.36)	(1.94)	2.55	4.62	(2.15)	1.07
Distributions from net investment income	(.04)	(.21)	(.16)	(.17)	(.18)	(.14)
Distributions from net realized gain	(.40)	(1.62)	(1.29)	(.53)	(.68)	(.42)
Total distributions	(.44)	(1.83)	(1.45)	(.70)	(.86)	(.56)
Redemption fees added to paid in capitalC	–	–	–	–D	–D	–D
Net asset value, end of period	$11.77	$13.57	$17.34	$16.24	$12.32	$15.33
Total ReturnE,F	(10.50)%	(11.10)%	16.31%	38.02%	(14.46)%	7.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.77%	.77%	.80%	.80%	.79%
Expenses net of fee waivers, if any	.79%I	.77%	.77%	.80%	.80%	.79%
Expenses net of all reductions	.78%I	.76%	.77%	.79%	.79%	.79%
Net investment income (loss)	1.45%I	1.50%	1.12%	1.26%	1.36%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$887,489	$1,153,379	$1,790,221	$1,626,642	$1,046,827	$1,625,067
Portfolio turnover rateJ	81%I	62%	62%	85%	79%	80%K

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

Effective August 10, 2018, Chemicals Portfolio underwent a 10 for 1 share split. The effect of the share split transaction was to multiply the number of outstanding shares of Chemicals Portfolio by a split factor of 10:1, with a corresponding decrease in net asset value (NAV) per share. This event does not impact the overall net assets of Chemicals Portfolio. The per share data presented in the Financial Highlights and Share activity presented in the Statements of Changes in Net Assets for Chemicals Portfolio have been retroactively adjusted to reflect this share split.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $112,107 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$132,925,179
Gross unrealized depreciation	(79,282,363)
Net unrealized appreciation (depreciation)	$53,642,816
Tax cost	$873,215,316

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $415,155,222 and $559,676,881, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,785 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,109,000	2.66%	$3,016

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,502 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, amounted to $1,271. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $46,478 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $4,368.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Gold Portfolio

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2019

(excluding repurchase agreements)	% of fund's net assets
Barrick Gold Corp. (Canada)	13.4
Newmont Goldcorp Corp.	12.4
Newcrest Mining Ltd.	7.7
Franco-Nevada Corp.	6.7
Agnico Eagle Mines Ltd. (Canada)	6.4
AngloGold Ashanti Ltd.	4.9
Royal Gold, Inc.	4.8
Kirkland Lake Gold Ltd.	4.5
Evolution Mining Ltd.	3.6
Northern Star Resources Ltd.	3.3
67.7

Top Industries (% of fund's net assets)

As of August 31, 2019
Gold	93.8%
Silver	3.2%
Precious Metals & Minerals	1.4%
Commodities & Related Investments*	0.8%
All Others*	0.8%

 * Includes gold bullion and/or silver bullion.

* Includes short-term investments and net other assets (liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2019
Canada	53.4%
United States of America*	18.8%
Australia	18.0%
South Africa	7.7%
Cayman Islands	1.5%
Peru	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 18.0%
Metals & Mining - 18.0%
Gold - 18.0%
Evolution Mining Ltd.	20,512,441	$71,557,056
Gold Road Resources Ltd. (a)(b)	20,813,386	18,361,975
Newcrest Mining Ltd.	6,048,924	150,724,971
Northern Star Resources Ltd.	8,161,913	65,410,020
Regis Resources Ltd.	5,696,132	19,717,349
Saracen Mineral Holdings Ltd. (a)	11,692,105	28,661,535
		354,432,906
Canada - 53.4%
Metals & Mining - 53.4%
Gold - 48.8%
Agnico Eagle Mines Ltd. (Canada)	1,999,201	124,991,356
Alamos Gold, Inc.	6,086,012	42,877,266
B2Gold Corp. (a)	9,199,293	33,027,355
Barrick Gold Corp. (Canada)	13,651,995	264,652,241
Centerra Gold, Inc. (a)	2,000,000	18,191,378
Franco-Nevada Corp.	1,348,900	131,769,516
Gold Standard Ventures Corp. (a)(c)	17,798,000	18,046,643
Kirkland Lake Gold Ltd.	1,831,080	89,037,193
Novagold Resources, Inc. (a)	1,872,000	13,961,965
OceanaGold Corp.	12,449,332	29,828,278
Premier Gold Mines Ltd. (a)(b)	10,126,122	17,340,813
Pretium Resources, Inc. (a)	2,707,683	35,528,933
Pretium Resources, Inc. (a)(d)	225,000	2,952,343
Seabridge Gold, Inc. (a)(b)	1,678,210	26,508,004
SSR Mining, Inc. (a)	2,644,200	43,434,470
Torex Gold Resources, Inc. (a)	1,705,000	27,379,375
Yamana Gold, Inc.	11,500,000	41,546,492
		961,073,621
Precious Metals & Minerals - 1.4%
Osisko Mining, Inc. (a)	3,598,200	9,458,991
SilverCrest Metals, Inc. (a)	3,000,000	18,454,259
		27,913,250
Silver - 3.2%
MAG Silver Corp. (a)	1,710,801	21,831,537
Wheaton Precious Metals Corp.	1,397,400	41,101,235
		62,932,772
TOTAL METALS & MINING		1,051,919,643
Cayman Islands - 1.5%
Metals & Mining - 1.5%
Gold - 1.5%
Endeavour Mining Corp. (a)	1,555,640	30,320,608
Peru - 0.6%
Metals & Mining - 0.6%
Gold - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	700,197	10,671,002
South Africa - 7.7%
Metals & Mining - 7.7%
Gold - 7.7%
AngloGold Ashanti Ltd.	4,240,000	96,371,583
Gold Fields Ltd.	9,275,000	55,017,803
		151,389,386
United States of America - 17.2%
Metals & Mining - 17.2%
Gold - 17.2%
Newmont Goldcorp Corp.	6,130,381	244,540,898
Royal Gold, Inc.	702,167	93,655,034
		338,195,932
TOTAL COMMON STOCKS
(Cost $1,287,587,764)		1,936,929,477

Commodities - 0.8%
	Troy Ounces
Gold Bullion
(Cost $9,320,790)	10,010	15,252,637

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.13% (e)	19,777,362	19,781,317
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	8,094,210	8,095,019
TOTAL MONEY MARKET FUNDS
(Cost $27,875,923)		27,876,336
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,324,784,477)		1,980,058,450
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,304,417)
NET ASSETS - 100%		$1,968,754,033

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,952,343 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$278,239
Fidelity Securities Lending Cash Central Fund	45,739
Total	$323,978

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Gold Cayman Ltd.	$14,429,238	$41,891	$1,299,200	$--	$284,760	$1,818,590	$15,275,279

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Gold Standard Ventures Corp.	$3,745,642	$14,966,327	$--	$--	$--	$(665,326)	$18,046,643
Premier Gold Mines Ltd.	20,806,293	1,368,553	7,371,242	--	(11,012,291)	13,549,500	--
Total	$24,551,935	$16,334,880	$7,371,242	$--	$(11,012,291)	$12,884,174	$18,046,643

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,936,929,477	$1,785,540,091	$151,389,386	$--
Commodities	15,252,637	15,252,637	--	--
Money Market Funds	27,876,336	27,876,336	--	--
Total Investments in Securities:	$1,980,058,450	$1,828,669,064	$151,389,386	$--

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,728,173) — See accompanying schedule: Unaffiliated issuers (cost $1,269,251,399)	$1,918,882,834
Fidelity Central Funds (cost $27,875,923)	27,876,336
Commodities (cost $9,320,790)	15,252,637
Other affiliated issuers (cost $18,336,365)	18,046,643
Total Investment in Securities (cost $1,324,784,477)		$1,980,058,450
Cash		23,554
Foreign currency held at value (cost $1,093,078)		1,093,078
Receivable for fund shares sold		5,291,636
Dividends receivable		2,836,109
Distributions receivable from Fidelity Central Funds		83,990
Prepaid expenses		11,577
Other receivables		113,315
Total assets		1,989,511,709
Liabilities
Payable for investments purchased	$9,108,408
Payable for fund shares redeemed	2,150,575
Accrued management fee	836,107
Distribution and service plan fees payable	76,840
Other affiliated payables	319,647
Other payables and accrued expenses	170,513
Collateral on securities loaned	8,095,586
Total liabilities		20,757,676
Net Assets		$1,968,754,033
Net Assets consist of:
Paid in capital		$2,980,425,072
Total distributable earnings (loss)		(1,011,671,039)
Net Assets		$1,968,754,033
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($70,154,492 ÷ 2,934,831 shares)(a)		$23.90
Maximum offering price per share (100/94.25 of $23.90)		$25.36
Class M:
Net Asset Value and redemption price per share ($21,528,650 ÷ 922,446 shares)(a)		$23.34
Maximum offering price per share (100/96.50 of $23.34)		$24.19
Class C:
Net Asset Value and offering price per share ($66,307,783 ÷ 2,989,982 shares)(a)		$22.18
Gold:
Net Asset Value, offering price and redemption price per share ($1,574,487,453 ÷ 63,873,077 shares)		$24.65
Class I:
Net Asset Value, offering price and redemption price per share ($136,369,236 ÷ 5,531,185 shares)		$24.65
Class Z:
Net Asset Value, offering price and redemption price per share ($99,906,419 ÷ 4,047,785 shares)		$24.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$7,249,825
Special dividends		3,377,597
Income from Fidelity Central Funds (including $45,739 from security lending)		323,978
Income before foreign taxes withheld		10,951,400
Less foreign taxes withheld		(502,521)
Total income		10,448,879
Expenses
Management fee	$3,724,732
Transfer agent fees	1,386,688
Distribution and service plan fees	415,228
Accounting and security lending fees	313,992
Custodian fees and expenses	19,180
Independent trustees' fees and expenses	3,510
Registration fees	72,903
Audit	33,224
Legal	1,284
Miscellaneous	5,565
Total expenses before reductions	5,976,306
Expense reductions	(27,649)
Total expenses after reductions		5,948,657
Net investment income (loss)		4,500,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(71,491,985)
Fidelity Central Funds	(567)
Other affiliated issuers	(11,012,291)
Commodities	102,850
Foreign currency transactions	(139,155)
Total net realized gain (loss)		(82,541,148)
Change in net unrealized appreciation (depreciation) on:
Investments:
Investments	449,495,782
Fidelity Central Funds	(1)
Other affiliated issuers	12,884,174
Assets and liabilities in foreign currencies	27,543
Commodities	1,990,325
Total change in net unrealized appreciation (depreciation)		464,397,823
Net gain (loss)		381,856,675
Net increase (decrease) in net assets resulting from operations		$386,356,897

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,500,222	$1,072,405
Net realized gain (loss)	(82,541,148)	(221,994,173)
Change in net unrealized appreciation (depreciation)	464,397,823	239,641,869
Net increase (decrease) in net assets resulting from operations	386,356,897	18,720,101
Share transactions - net increase (decrease)	323,068,242	(6,262,689)
Total increase (decrease) in net assets	709,425,139	12,457,412
Net Assets
Beginning of period	1,259,328,894	1,246,871,482
End of period	$1,968,754,033	$1,259,328,894

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Gold Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.52	$18.30	$20.54	$17.70	$18.11	$22.01
Income from Investment Operations
Net investment income (loss)B	.04C	(.03)	(.12)	(.16)	(.06)	(.10)
Net realized and unrealized gain (loss)	5.34	.25	(2.09)	3.59	(.35)	(3.80)
Total from investment operations	5.38	.22	(2.21)	3.43	(.41)	(3.90)
Distributions from net realized gain	–	–	(.03)	(.60)	–	–
Total distributions	–	–	(.03)	(.60)	–	–
Redemption fees added to paid in capitalB	–	–	–	.01	–D	–D
Net asset value, end of period	$23.90	$18.52	$18.30	$20.54	$17.70	$18.11
Total ReturnE,F,G	29.05%	1.20%	(10.77)%	19.97%	(2.26)%	(17.72)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	1.19%	1.18%	1.19%	1.23%	1.23%
Expenses net of fee waivers, if any	1.14%J	1.18%	1.16%	1.16%	1.20%	1.19%
Expenses net of all reductions	1.13%J	1.18%	1.16%	1.16%	1.20%	1.19%
Net investment income (loss)	.37%C,J	(.15)%	(.58)%	(.71)%	(.44)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$70,154	$50,479	$61,703	$83,589	$53,509	$46,898
Portfolio turnover rateK	49%J	37%	13%	28%	20%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.11	$17.94	$20.19	$17.37	$17.83	$21.73
Income from Investment Operations
Net investment income (loss)B	.01C	(.07)	(.17)	(.22)	(.11)	(.15)
Net realized and unrealized gain (loss)	5.22	.24	(2.05)	3.54	(.35)	(3.75)
Total from investment operations	5.23	.17	(2.22)	3.32	(.46)	(3.90)
Distributions from net realized gain	–	–	(.03)	(.51)	–	–
Total distributions	–	–	(.03)	(.51)	–	–
Redemption fees added to paid in capitalB	–	–	–	.01	–D	–D
Net asset value, end of period	$23.34	$18.11	$17.94	$20.19	$17.37	$17.83
Total ReturnE,F,G	28.88%	.95%	(11.04)%	19.62%	(2.58)%	(17.95)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.42%J	1.48%	1.48%	1.49%	1.52%	1.50%
Expenses net of fee waivers, if any	1.42%J	1.46%	1.47%	1.46%	1.48%	1.46%
Expenses net of all reductions	1.42%J	1.46%	1.47%	1.46%	1.48%	1.46%
Net investment income (loss)	.08%C,J	(.43)%	(.88)%	(1.01)%	(.72)%	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,529	$17,401	$19,355	$25,170	$17,720	$16,200
Portfolio turnover rateK	49%J	37%	13%	28%	20%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.41)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.24	$17.15	$19.36	$16.68	$17.20	$21.06
Income from Investment Operations
Net investment income (loss)B	(.03)C	(.13)	(.24)	(.29)	(.16)	(.23)
Net realized and unrealized gain (loss)	4.97	.22	(1.95)	3.42	(.36)	(3.63)
Total from investment operations	4.94	.09	(2.19)	3.13	(.52)	(3.86)
Distributions from net realized gain	–	–	(.02)	(.45)	–	–
Total distributions	–	–	(.02)	(.45)	–	–
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$22.18	$17.24	$17.15	$19.36	$16.68	$17.20
Total ReturnE,F,G	28.65%	.52%	(11.35)%	19.19%	(3.02)%	(18.33)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.80%J	1.84%	1.85%	1.88%	1.97%	1.96%
Expenses net of fee waivers, if any	1.80%J	1.83%	1.83%	1.85%	1.93%	1.92%
Expenses net of all reductions	1.80%J	1.83%	1.83%	1.84%	1.93%	1.92%
Net investment income (loss)	(.30)%C,J	(.80)%	(1.25)%	(1.40)%	(1.17)%	(1.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$66,308	$67,760	$92,724	$101,215	$52,732	$39,429
Portfolio turnover rateK	49%J	37%	13%	28%	20%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.78)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$18.78	$21.02	$18.12	$18.50	$22.41
Income from Investment Operations
Net investment income (loss)B	.07C	.03	(.05)	(.09)	(.03)	(.04)
Net realized and unrealized gain (loss)	5.51	.26	(2.14)	3.66	(.35)	(3.87)
Total from investment operations	5.58	.29	(2.19)	3.57	(.38)	(3.91)
Distributions from net realized gain	–	–	(.05)	(.68)	–	–
Total distributions	–	–	(.05)	(.68)	–	–
Redemption fees added to paid in capitalB	–	–	–	.01	–D	–D
Net asset value, end of period	$24.65	$19.07	$18.78	$21.02	$18.12	$18.50
Total ReturnE,F	29.26%	1.54%	(10.47)%	20.38%	(2.05)%	(17.45)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.86%	.86%	.87%	.97%	.94%
Expenses net of fee waivers, if any	.79%I	.85%	.85%	.84%	.93%	.90%
Expenses net of all reductions	.79%I	.85%	.84%	.84%	.93%	.90%
Net investment income (loss)	.71%C,I	.18%	(.26)%	(.39)%	(.17)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,574,487	$1,035,697	$1,011,412	$1,271,458	$1,076,206	$992,944
Portfolio turnover rateJ	49%I	37%	13%	28%	20%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .23%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$18.78	$21.02	$18.13	$18.50	$22.41
Income from Investment Operations
Net investment income (loss)B	.07C	.04	(.05)	(.09)	(.02)	(.04)
Net realized and unrealized gain (loss)	5.51	.25	(2.14)	3.67	(.35)	(3.87)
Total from investment operations	5.58	.29	(2.19)	3.58	(.37)	(3.91)
Distributions from net realized gain	–	–	(.05)	(.70)	–	–
Total distributions	–	–	(.05)	(.70)	–	–
Redemption fees added to paid in capitalB	–	–	–	.01	–D	–D
Net asset value, end of period	$24.65	$19.07	$18.78	$21.02	$18.13	$18.50
Total ReturnE,F	29.26%	1.54%	(10.47)%	20.41%	(2.00)%	(17.45)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.84%	.85%	.87%	.92%	.90%
Expenses net of fee waivers, if any	.79%I	.82%	.83%	.84%	.88%	.86%
Expenses net of all reductions	.79%I	.82%	.83%	.84%	.88%	.86%
Net investment income (loss)	.71%C,I	.21%	(.24)%	(.39)%	(.12)%	(.18)%
Supplemental Data
Net assets, end of period (000 omitted)	$136,369	$84,956	$61,677	$58,673	$52,607	$23,667
Portfolio turnover rateJ	49%I	37%	13%	28%	20%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .23%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class Z

	Six months ended (Unaudited) August 31,	Year endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$19.08	$16.62
Income from Investment Operations
Net investment income (loss)B	.09C	.07
Net realized and unrealized gain (loss)	5.51	2.39
Total from investment operations	5.60	2.46
Distributions from net realized gain	–	–
Net asset value, end of period	$24.68	$19.08
Total ReturnD,E	29.35%	14.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.68%H
Expenses net of fee waivers, if any	.64%H	.68%H
Expenses net of all reductions	.64%H	.67%H
Net investment income (loss)	.86%C,H	.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$99,906	$3,037
Portfolio turnover rateI	49%H	37%

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Gold, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $15,275,279 in the Subsidiary, representing 0.8% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $103,897 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$644,249,803
Gross unrealized depreciation	(23,835,827)
Net unrealized appreciation (depreciation)	$620,413,976
Tax cost	$1,359,644,474

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(147,410,277)
Long-term	(1,363,936,257)
Total capital loss carryforward	$(1,511,346,534)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $655,664,981 and $338,529,439, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

FMR, either through itself or through an affiliate provides investment management related services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. Under the management contract with the subsidiary, FMR pays all other expenses of the Subsidiary, except custodian fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$69,762	$3,267
Class M	.25%	.25%	44,654	–
Class C	.75%	.25%	300,812	18,180
			$415,228	$21,447

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,432
Class M	2,515
Class C(a)	8,544
$26,491

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$80,882.29
Class M	29,154.33
Class C	60,725.20
Gold	1,115,476.19
Class I	98,020.19
Class Z	2,431.04
	$1,386,688

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were $5,526 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,679 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,983 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,897. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Gold	$167

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,602.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year ended February 28, 2019(a)	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Class A
Shares sold	594,244	562,437	$12,167,668	$9,909,468
Shares redeemed	(384,748)	(1,208,833)	(7,712,430)	(21,611,552)
Net increase (decrease)	209,496	(646,396)	$4,455,238	$(11,702,084)
Class M
Shares sold	123,263	229,723	$2,501,995	$3,924,126
Shares redeemed	(161,657)	(347,502)	(3,092,482)	(6,015,227)
Net increase (decrease)	(38,394)	(117,779)	$(590,487)	$(2,091,101)
Class C
Shares sold	201,711	752,482	$4,039,404	$12,855,428
Shares redeemed	(1,141,918)	(2,230,268)	(20,562,212)	(35,991,400)
Net increase (decrease)	(940,207)	(1,477,786)	$(16,522,808)	$(23,135,972)
Gold
Shares sold	24,841,670	18,855,174	$547,096,104	$336,678,749
Shares redeemed	(15,282,055)	(18,402,999)	(325,392,576)	(329,426,640)
Net increase (decrease)	9,559,615	452,175	$221,703,528	$7,252,109
Class I
Shares sold	1,872,532	2,830,267	$38,788,189	$50,462,127
Shares redeemed	(796,040)	(1,660,500)	(16,510,988)	(29,601,141)
Net increase (decrease)	1,076,492	1,169,767	$22,277,201	$20,860,986
Class Z
Shares sold	4,049,746	368,708	$95,294,874	$6,495,798
Shares redeemed	(161,119)	(209,550)	(3,549,304)	(3,942,425)
Net increase (decrease)	3,888,627	159,158	$91,745,570	$2,553,373

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Linde PLC	14.3
DowDuPont, Inc.	10.2
Air Products & Chemicals, Inc.	7.1
Corteva, Inc.	5.5
Olin Corp.	5.4
Sherwin-Williams Co.	5.2
The Chemours Co. LLC	5.0
Ecolab, Inc.	4.3
Crown Holdings, Inc.	4.0
Vulcan Materials Co.	3.9
64.9

Top Industries (% of fund's net assets)

As of August 31, 2019
Chemicals	63.9%
Containers & Packaging	13.8%
Construction Materials	8.1%
Pharmaceuticals	5.5%
Metals & Mining	5.0%
All Others*	3.7%

* Includes short-term investments and net other assets (liabilities).

Materials Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Chemicals - 63.9%
Commodity Chemicals - 7.1%
Cabot Corp.	65,456	$2,618,240
Olin Corp.	2,829,450	48,044,061
Orion Engineered Carbons SA	714,073	9,932,755
Westlake Chemical Corp.	43,942	2,574,562
		63,169,618
Diversified Chemicals - 16.9%
DowDuPont, Inc.	1,330,111	90,354,440
Huntsman Corp.	237,800	4,736,976
Ingevity Corp. (a)	127,100	9,681,207
The Chemours Co. LLC (b)	3,126,180	44,297,971
		149,070,594
Fertilizers & Agricultural Chemicals - 1.4%
CF Industries Holdings, Inc.	255,300	12,302,907
Industrial Gases - 21.4%
Air Products & Chemicals, Inc.	277,100	62,602,432
Linde PLC	670,286	126,623,727
		189,226,159
Specialty Chemicals - 17.1%
Ecolab, Inc.	184,100	37,981,671
Element Solutions, Inc. (a)	249,715	2,329,841
International Flavors & Fragrances, Inc. (b)	264,931	29,076,177
PolyOne Corp.	90,500	2,896,905
Sherwin-Williams Co.	87,700	46,195,975
Tronox Holdings PLC	2,172,103	16,138,725
W.R. Grace & Co.	251,200	17,008,752
		151,628,046

TOTAL CHEMICALS		565,397,324

Commercial Services & Supplies - 1.3%
Environmental & Facility Services - 1.3%
Waste Connection, Inc. (United States)	128,200	11,781,580
Construction Materials - 8.1%
Construction Materials - 8.1%
Martin Marietta Materials, Inc.	135,200	34,309,704
Summit Materials, Inc. (a)	127,900	2,683,342
Vulcan Materials Co.	248,000	35,030,000
		72,023,046
Containers & Packaging - 13.8%
Metal & Glass Containers - 10.5%
Aptargroup, Inc.	195,500	23,894,010
Ball Corp.	419,100	33,699,831
Crown Holdings, Inc. (a)	537,559	35,392,885
		92,986,726
Paper Packaging - 3.3%
Avery Dennison Corp.	250,200	28,915,614

TOTAL CONTAINERS & PACKAGING		121,902,340

Metals & Mining - 5.0%
Gold - 5.0%
Newmont Goldcorp Corp.	859,200	34,273,488
Royal Gold, Inc.	70,900	9,456,642
		43,730,130
Pharmaceuticals - 5.5%
Pharmaceuticals - 5.5%
Corteva, Inc.	1,648,211	48,325,547
Trading Companies & Distributors - 1.9%
Trading Companies & Distributors - 1.9%
Univar, Inc. (a)	886,933	17,162,154
TOTAL COMMON STOCKS
(Cost $874,425,230)		880,322,121

Money Market Funds - 4.5%
Fidelity Cash Central Fund 2.13% (c)	842,563	842,732
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	39,261,530	39,265,456
TOTAL MONEY MARKET FUNDS
(Cost $40,108,188)		40,108,188
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $914,533,418)		920,430,309
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(35,258,606)
NET ASSETS - 100%		$885,171,703

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,505
Fidelity Securities Lending Cash Central Fund	24,300
Total	$50,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.5%
Ireland	14.3%
United Kingdom	1.8%
Canada	1.3%
Luxembourg	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $38,880,379) — See accompanying schedule: Unaffiliated issuers (cost $874,425,230)	$880,322,121
Fidelity Central Funds (cost $40,108,188)	40,108,188
Total Investment in Securities (cost $914,533,418)		$920,430,309
Foreign currency held at value (cost $19,367)		19,342
Receivable for investments sold		2,687,600
Receivable for fund shares sold		209,620
Dividends receivable		3,356,007
Distributions receivable from Fidelity Central Funds		5,238
Prepaid expenses		15,113
Other receivables		153,037
Total assets		926,876,266
Liabilities
Payable for investments purchased	$5,602
Payable for fund shares redeemed	1,627,861
Accrued management fee	397,495
Distribution and service plan fees payable	59,425
Other affiliated payables	194,858
Other payables and accrued expenses	159,867
Collateral on securities loaned	39,259,455
Total liabilities		41,704,563
Net Assets		$885,171,703
Net Assets consist of:
Paid in capital		$903,570,899
Total distributable earnings (loss)		(18,399,196)
Net Assets		$885,171,703
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($99,447,354 ÷ 1,529,656 shares)(a)		$65.01
Maximum offering price per share (100/94.25 of $65.01)		$68.98
Class M:
Net Asset Value and redemption price per share ($24,332,997 ÷ 378,010 shares)(a)		$64.37
Maximum offering price per share (100/96.50 of $64.37)		$66.70
Class C:
Net Asset Value and offering price per share ($33,240,891 ÷ 531,861 shares)(a)		$62.50
Materials:
Net Asset Value, offering price and redemption price per share ($514,334,928 ÷ 7,869,781 shares)		$65.36
Class I:
Net Asset Value, offering price and redemption price per share ($196,035,030 ÷ 3,005,364 shares)		$65.23
Class Z:
Net Asset Value, offering price and redemption price per share ($17,780,503 ÷ 272,860 shares)		$65.16

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$11,251,594
Income from Fidelity Central Funds (including $24,300 from security lending)		50,805
Total income		11,302,399
Expenses
Management fee	$2,663,289
Transfer agent fees	1,067,705
Distribution and service plan fees	412,276
Accounting and security lending fees	165,379
Custodian fees and expenses	5,376
Independent trustees' fees and expenses	2,855
Registration fees	47,126
Audit	25,691
Legal	1,150
Interest	3,874
Miscellaneous	6,210
Total expenses before reductions	4,400,931
Expense reductions	(35,788)
Total expenses after reductions		4,365,143
Net investment income (loss)		6,937,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,836,573)
Fidelity Central Funds	5,841
Foreign currency transactions	47,007
Total net realized gain (loss)		(17,783,725)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(53,887,678)
Assets and liabilities in foreign currencies	(9,394)
Total change in net unrealized appreciation (depreciation)		(53,897,072)
Net gain (loss)		(71,680,797)
Net increase (decrease) in net assets resulting from operations		$(64,743,541)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,937,256	$18,081,625
Net realized gain (loss)	(17,783,725)	91,013,519
Change in net unrealized appreciation (depreciation)	(53,897,072)	(319,877,443)
Net increase (decrease) in net assets resulting from operations	(64,743,541)	(210,782,299)
Distributions to shareholders	–	(148,511,389)
Share transactions - net increase (decrease)	(146,399,783)	(426,989,061)
Total increase (decrease) in net assets	(211,143,324)	(786,282,749)
Net Assets
Beginning of period	1,096,315,027	1,882,597,776
End of period	$885,171,703	$1,096,315,027

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Materials Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$69.57	$88.50	$81.27	$62.94	$80.43	$86.46
Income from Investment Operations
Net investment income (loss)B	.41	.84	.55	.70	.79	.51
Net realized and unrealized gain (loss)	(4.97)	(12.01)	11.18	18.26	(16.80)	1.05
Total from investment operations	(4.56)	(11.17)	11.73	18.96	(16.01)	1.56
Distributions from net investment income	–	(.67)	(.50)	(.63)	(.58)	(.43)
Distributions from net realized gain	–	(7.09)	(4.00)	–	(.91)	(7.17)
Total distributions	–	(7.76)	(4.50)	(.63)	(1.48)C	(7.59)D
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$65.01	$69.57	$88.50	$81.27	$62.94	$80.43
Total ReturnF,G,H	(6.55)%	(12.59)%	14.65%	30.18%	(20.01)%	2.20%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.08%K	1.06%	1.07%	1.08%	1.06%	1.06%
Expenses net of fee waivers, if any	1.08%K	1.06%	1.07%	1.08%	1.06%	1.06%
Expenses net of all reductions	1.07%K	1.05%	1.06%	1.07%	1.06%	1.06%
Net investment income (loss)	1.21%K	1.08%	.64%	.96%	1.09%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$99,447	$126,182	$201,933	$229,086	$202,747	$319,740
Portfolio turnover rateL	68%K	77%M	67%	49%M	64%	76%M

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.48 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.906 per share.

 D Total distributions of $7.59 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $7.167 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$68.98	$87.79	$80.66	$62.52	$79.95	$85.99
Income from Investment Operations
Net investment income (loss)B	.31	.61	.30	.47	.56	.25
Net realized and unrealized gain (loss)	(4.92)	(11.88)	11.08	18.12	(16.69)	1.06
Total from investment operations	(4.61)	(11.27)	11.38	18.59	(16.13)	1.31
Distributions from net investment income	–	(.45)	(.25)	(.45)	(.40)	(.18)
Distributions from net realized gain	–	(7.09)	(4.00)	–	(.91)	(7.17)
Total distributions	–	(7.54)	(4.25)	(.45)	(1.30)C	(7.35)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$64.37	$68.98	$87.79	$80.66	$62.52	$79.95
Total ReturnE,F,G	(6.68)%	(12.84)%	14.30%	29.78%	(20.27)%	1.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.37%J	1.35%	1.36%	1.39%	1.38%	1.37%
Expenses net of fee waivers, if any	1.37%J	1.35%	1.36%	1.39%	1.37%	1.37%
Expenses net of all reductions	1.36%J	1.34%	1.35%	1.38%	1.37%	1.37%
Net investment income (loss)	.92%J	.79%	.35%	.65%	.77%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$24,333	$27,436	$40,107	$40,935	$30,118	$45,252
Portfolio turnover rateK	68%J	77%L	67%	49%L	64%	76%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$67.13	$85.52	$78.72	$61.09	$78.12	$84.38
Income from Investment Operations
Net investment income (loss)B	.15	.25	(.09)	.15	.24	(.12)
Net realized and unrealized gain (loss)	(4.78)	(11.50)	10.80	17.68	(16.28)	1.03
Total from investment operations	(4.63)	(11.25)	10.71	17.83	(16.04)	.91
Distributions from net investment income	–	(.04)	(.02)	(.20)	(.08)	–
Distributions from net realized gain	–	(7.09)	(3.89)	–	(.91)	(7.17)
Total distributions	–	(7.14)C	(3.91)	(.20)	(.99)	(7.17)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$62.50	$67.13	$85.52	$78.72	$61.09	$78.12
Total ReturnE,F,G	(6.90)%	(13.24)%	13.78%	29.21%	(20.61)%	1.43%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.83%J	1.81%	1.82%	1.83%	1.81%	1.82%
Expenses net of fee waivers, if any	1.83%J	1.81%	1.82%	1.82%	1.81%	1.82%
Expenses net of all reductions	1.82%J	1.79%	1.82%	1.82%	1.81%	1.82%
Net investment income (loss)	.46%J	.33%	(.11)%	.21%	.34%	(.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$33,241	$51,659	$85,792	$80,225	$66,896	$107,697
Portfolio turnover rateK	68%J	77%L	67%	49%L	64%	76%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $7.14 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $7.094 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$69.84	$88.90	$81.64	$63.20	$80.77	$86.81
Income from Investment Operations
Net investment income (loss)B	.51	1.06	.79	.90	.98	.73
Net realized and unrealized gain (loss)	(4.99)	(12.09)	11.24	18.34	(16.89)	1.05
Total from investment operations	(4.48)	(11.03)	12.03	19.24	(15.91)	1.78
Distributions from net investment income	–	(.93)	(.77)	(.80)	(.76)	(.65)
Distributions from net realized gain	–	(7.09)	(4.00)	–	(.91)	(7.17)
Total distributions	–	(8.03)C	(4.77)	(.80)	(1.66)D	(7.82)
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$65.36	$69.84	$88.90	$81.64	$63.20	$80.77
Total ReturnF,G	(6.41)%	(12.35)%	14.96%	30.52%	(19.81)%	2.46%
Ratios to Average Net AssetsH,I
Expenses before reductions	.80%J	.79%	.79%	.81%	.81%	.80%
Expenses net of fee waivers, if any	.80%J	.79%	.79%	.81%	.81%	.80%
Expenses net of all reductions	.80%J	.78%	.79%	.81%	.80%	.80%
Net investment income (loss)	1.48%J	1.35%	.91%	1.22%	1.34%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$514,335	$626,759	$1,043,704	$882,504	$711,985	$1,107,689
Portfolio turnover rateK	68%J	77%L	67%	49%L	64%	76%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $8.03 per share is comprised of distributions from net investment income of $.932 and distributions from net realized gain of $7.094 per share.

 D Total distributions of $1.66 per share is comprised of distributions from net investment income of $.756 and distributions from net realized gain of $.906 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016A	2015
Selected Per–Share Data
Net asset value, beginning of period	$69.70	$88.73	$81.49	$63.07	$80.60	$86.66
Income from Investment Operations
Net investment income (loss)B	.51	1.07	.80	.91	1.00	.74
Net realized and unrealized gain (loss)	(4.98)	(12.08)	11.22	18.31	(16.86)	1.05
Total from investment operations	(4.47)	(11.01)	12.02	19.22	(15.86)	1.79
Distributions from net investment income	–	(.93)	(.78)	(.80)	(.77)	(.68)
Distributions from net realized gain	–	(7.09)	(4.00)	–	(.91)	(7.17)
Total distributions	–	(8.02)	(4.78)	(.80)	(1.67)C	(7.85)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$65.23	$69.70	$88.73	$81.49	$63.07	$80.60
Total ReturnE,F	(6.41)%	(12.34)%	14.97%	30.55%	(19.79)%	2.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.78%	.79%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.79%I	.78%	.79%	.79%	.78%	.78%
Expenses net of all reductions	.78%I	.77%	.78%	.78%	.78%	.78%
Net investment income (loss)	1.49%I	1.36%	.92%	1.25%	1.37%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$196,035	$254,240	$511,062	$335,124	$306,145	$468,371
Portfolio turnover rateJ	68%I	77%K	67%	49%K	64%	76%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.67 per share is comprised of distributions from net investment income of $.767 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class Z

	Six months ended (Unaudited) August 31,	Year endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$69.58	$79.81
Income from Investment Operations
Net investment income (loss)B	.55	.62
Net realized and unrealized gain (loss)	(4.97)	(6.96)
Total from investment operations	(4.42)	(6.34)
Distributions from net investment income	–	(.96)
Distributions from net realized gain	–	(2.93)
Total distributions	–	(3.89)
Redemption fees added to paid in capitalB	–	–
Net asset value, end of period	$65.16	$69.58
Total ReturnC,D	(6.35)%	(7.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.63%G	.63%G
Expenses net of fee waivers, if any	.63%G	.62%G
Expenses net of all reductions	.63%G	.61%G
Net investment income (loss)	1.65%G	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$17,781	$10,039
Portfolio turnover rateH	68%G	77%I

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund commenced sale of Class Z shares on October 2, 2018. The Fund offers Class A, Class M, Class C, Materials, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $133,135 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$114,663,778
Gross unrealized depreciation	(114,798,878)
Net unrealized appreciation (depreciation)	$(135,100)
Tax cost	$920,565,409

At the prior fiscal period end, the Fund elected to defer to its next fiscal year approximately $5,111,087 of capital losses recognized during the period November 1, 2018 to February 28, 2019.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $332,842,729 and $474,901,718, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$141,593	$–
Class M	.25%	.25%	65,507	–
Class C	.75%	.25%	205,176	6,738
			$412,276	$6,738

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,493
Class M	967
Class C(a)	1,311
$10,771

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$136,091.24
Class M	36,568.28
Class C	48,164.24
Materials	618,525.21
Class I	226,161.20
Class Z	2,196.05
	$1,067,705

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,101 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,235,667	2.69%	$3,792

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 1,531,828 shares of the Fund were redeemed in-kind for investments and cash with a value of $126,544,324. The Fund had a net realized gain of $42,386,899 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,421 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, amounted to $950. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,002,000. The weighted average interest rate was 2.94%. The interest expense amounted to $82 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $31,530 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,258.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Distributions to shareholders
Class A	$–	$15,708,925
Class M	–	3,202,320
Class C	–	6,520,876
Materials	–	82,797,754
Class I	–	39,718,583
Class Z	–	562,931
Total	$–	$148,511,389

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year ended February 28, 2019(a)	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Class A
Shares sold	185,556	308,373	$12,586,452	$22,956,940
Reinvestment of distributions	–	212,733	–	15,369,185
Shares redeemed	(469,519)	(989,324)	(31,984,998)	(75,462,106)
Net increase (decrease)	(283,963)	(468,218)	$(19,398,546)	$(37,135,981)
Class M
Shares sold	17,228	54,673	$1,169,523	$4,209,329
Reinvestment of distributions	–	44,672	–	3,195,601
Shares redeemed	(36,930)	(158,456)	(2,464,631)	(12,302,958)
Net increase (decrease)	(19,702)	(59,111)	$(1,295,108)	$(4,898,028)
Class C
Shares sold	8,443	52,426	$555,510	$3,945,243
Reinvestment of distributions	–	88,963	–	6,259,533
Shares redeemed	(246,106)	(375,023)	(15,989,915)	(27,023,944)
Net increase (decrease)	(237,663)	(233,634)	$(15,434,405)	$(16,819,168)
Materials
Shares sold	231,944	723,502	$15,830,254	$55,284,340
Reinvestment of distributions	–	1,071,623	–	77,748,766
Shares redeemed	(1,336,334)	(4,560,838)(b)	(90,422,489)	(359,459,696)(b)
Net increase (decrease)	(1,104,390)	(2,765,713)	$(74,592,235)	$(226,426,590)
Class I
Shares sold	277,611	1,171,052	$18,828,850	$91,157,331
Reinvestment of distributions	–	515,251	–	37,224,159
Shares redeemed	(919,769)	(3,798,586)	(62,702,138)	(280,329,178)
Net increase (decrease)	(642,158)	(2,112,283)	$(43,873,288)	$(151,947,688)
Class Z
Shares sold	173,446	190,704	$11,236,911	$13,136,478
Reinvestment of distributions	–	6,745	–	418,264
Shares redeemed	(44,867)	(53,168)	(3,043,112)	(3,316,348)
Net increase (decrease)	128,579	144,281	$8,193,799	$10,238,394

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 (b) Amount includes in-kind redemptions (See Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Chemicals Portfolio	.79%
Actual		$1,000.00	$895.00	$3.76
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Gold Portfolio
Class A	1.14%
Actual		$1,000.00	$1,290.50	$6.56
Hypothetical-C		$1,000.00	$1,019.41	$5.79
Class M	1.42%
Actual		$1,000.00	$1,288.80	$8.17
Hypothetical-C		$1,000.00	$1,018.00	$7.20
Class C	1.80%
Actual		$1,000.00	$1,286.50	$10.35
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Gold	.79%
Actual		$1,000.00	$1,292.60	$4.55
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Class I	.79%
Actual		$1,000.00	$1,292.60	$4.55
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Class Z	.64%
Actual		$1,000.00	$1,293.50	$3.69
Hypothetical-C		$1,000.00	$1,021.92	$3.25
Materials Portfolio
Class A	1.08%
Actual		$1,000.00	$934.50	$5.25
Hypothetical-C		$1,000.00	$1,019.71	$5.48
Class M	1.37%
Actual		$1,000.00	$933.20	$6.66
Hypothetical-C		$1,000.00	$1,018.25	$6.95
Class C	1.83%
Actual		$1,000.00	$931.00	$8.88
Hypothetical-C		$1,000.00	$1,015.94	$9.27
Materials	.80%
Actual		$1,000.00	$935.90	$3.89
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class I	.79%
Actual		$1,000.00	$935.90	$3.84
Hypothetical-C		$1,000.00	$1,021.17	$4.01
Class Z	.63%
Actual		$1,000.00	$936.50	$3.07
Hypothetical-C		$1,000.00	$1,021.97	$3.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELMT-SANN-1019
1.846035.112

Fidelity® Select Portfolios® Telecommunications Services Sector Telecommunications Portfolio Wireless Portfolio Semi-Annual Report August 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Telecommunications Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Wireless Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
AT&T, Inc.	24.9
Verizon Communications, Inc.	16.8
T-Mobile U.S., Inc.	7.0
CenturyLink, Inc.	4.7
Vonage Holdings Corp.	4.4
Iridium Communications, Inc.	4.3
Liberty Broadband Corp. Class A	3.2
Cogent Communications Group, Inc.	3.0
Sprint Corp.	2.8
Liberty Global PLC Class C	2.3
73.4

Top Industries (% of fund's net assets)

As of August 31, 2019
Diversified Telecommunication Services	68.9%
Wireless Telecommunication Services	15.8%
Media	8.4%
Entertainment	2.1%
Interactive Media & Services	2.1%
All Others*	2.7%

* Includes short-term investments and net other assets (liabilities).

Telecommunications Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	179,400	$1,926,756
Construction & Engineering - 0.4%
Construction & Engineering - 0.4%
Dycom Industries, Inc. (a)	28,000	1,246,000
Diversified Telecommunication Services - 68.9%
Alternative Carriers - 21.3%
CenturyLink, Inc. (b)	1,169,300	13,306,634
Cogent Communications Group, Inc.	142,139	8,654,844
GCI Liberty, Inc. (a)	62,100	3,865,104
Globalstar, Inc. (a)(b)	1,102,348	417,018
Iliad SA	23,667	2,477,308
Iridium Communications, Inc. (a)	504,211	12,191,822
ORBCOMM, Inc. (a)	349,349	1,610,499
Vonage Holdings Corp. (a)	947,271	12,522,923
Zayo Group Holdings, Inc. (a)	160,000	5,385,600
		60,431,752
Integrated Telecommunication Services - 47.6%
AT&T, Inc.	2,002,220	70,598,276
Atn International, Inc.	79,300	4,505,826
Bandwidth, Inc. (a)	35,100	3,060,369
Cincinnati Bell, Inc. (a)(b)	638,102	3,464,894
Consolidated Communications Holdings, Inc. (b)	411,800	1,659,554
Masmovil Ibercom SA (a)	199,200	4,076,491
Verizon Communications, Inc.	816,097	47,464,202
		134,829,612

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		195,261,364

Entertainment - 2.1%
Interactive Home Entertainment - 2.1%
Activision Blizzard, Inc.	115,800	5,859,480
Equity Real Estate Investment Trusts (REITs) - 0.2%
Specialized REITs - 0.2%
American Tower Corp.	2,890	665,249
Interactive Media & Services - 2.1%
Interactive Media & Services - 2.1%
Alphabet, Inc. Class A (a)	5,100	6,071,703
Media - 8.4%
Cable & Satellite - 8.4%
Comcast Corp. Class A	130,000	5,753,800
Liberty Broadband Corp. Class A (a)	85,700	8,977,075
Liberty Global PLC Class C (a)	248,936	6,502,208
Liberty Latin America Ltd. Class C (a)	76,734	1,265,344
Megacable Holdings S.A.B. de CV unit	295,600	1,206,796
		23,705,223
Semiconductors & Semiconductor Equipment - 0.6%
Semiconductors - 0.6%
Qorvo, Inc. (a)	21,600	1,542,888
Wireless Telecommunication Services - 15.8%
Wireless Telecommunication Services - 15.8%
Boingo Wireless, Inc. (a)	218,400	2,810,808
Shenandoah Telecommunications Co.	158,267	4,991,741
SoftBank Corp.	56,300	2,556,513
Sprint Corp. (a)	1,180,485	8,015,493
T-Mobile U.S., Inc. (a)	253,397	19,777,636
Telephone & Data Systems, Inc.	171,564	4,323,413
U.S. Cellular Corp. (a)	66,900	2,407,731
		44,883,335
TOTAL COMMON STOCKS
(Cost $237,143,231)		281,161,998

Money Market Funds - 4.5%
Fidelity Cash Central Fund 2.13% (c)	3,049,010	3,049,620
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	9,888,374	9,889,363
TOTAL MONEY MARKET FUNDS
(Cost $12,938,892)		12,938,983
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $250,082,123)		294,100,981
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(10,624,471)
NET ASSETS - 100%		$283,476,510

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,761
Fidelity Securities Lending Cash Central Fund	4,609
Total	$20,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,073,234) — See accompanying schedule: Unaffiliated issuers (cost $237,143,231)	$281,161,998
Fidelity Central Funds (cost $12,938,892)	12,938,983
Total Investment in Securities (cost $250,082,123)		$294,100,981
Receivable for fund shares sold		39,921
Dividends receivable		380,452
Distributions receivable from Fidelity Central Funds		3,006
Prepaid expenses		3,114
Other receivables		6,724
Total assets		294,534,198
Liabilities
Payable for fund shares redeemed	$953,647
Accrued management fee	125,303
Distribution and service plan fees payable	12,103
Other affiliated payables	61,798
Other payables and accrued expenses	23,483
Collateral on securities loaned	9,881,354
Total liabilities		11,057,688
Net Assets		$283,476,510
Net Assets consist of:
Paid in capital		$236,264,499
Total distributable earnings (loss)		47,212,011
Net Assets		$283,476,510
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,820,043 ÷ 352,941 shares)(a)		$58.99
Maximum offering price per share (100/94.25 of $58.99)		$62.59
Class M:
Net Asset Value and redemption price per share ($6,204,542 ÷ 105,812 shares)(a)		$58.64
Maximum offering price per share (100/96.50 of $58.64)		$60.77
Class C:
Net Asset Value and offering price per share ($6,355,891 ÷ 108,444 shares)(a)		$58.61
Telecommunications:
Net Asset Value, offering price and redemption price per share ($219,816,451 ÷ 3,697,694 shares)		$59.45
Class I:
Net Asset Value, offering price and redemption price per share ($26,270,324 ÷ 443,666 shares)		$59.21
Class Z:
Net Asset Value, offering price and redemption price per share ($4,009,259 ÷ 67,651 shares)		$59.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$4,494,054
Income from Fidelity Central Funds (including $4,609 from security lending)		20,370
Total income		4,514,424
Expenses
Management fee	$767,614
Transfer agent fees	317,790
Distribution and service plan fees	75,525
Accounting and security lending fees	55,858
Custodian fees and expenses	2,398
Independent trustees' fees and expenses	796
Registration fees	44,597
Audit	32,457
Legal	320
Miscellaneous	1,859
Total expenses before reductions	1,299,214
Expense reductions	(1,249)
Total expenses after reductions		1,297,965
Net investment income (loss)		3,216,459
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,034,604
Fidelity Central Funds	204
Foreign currency transactions	(15,704)
Total net realized gain (loss)		10,019,104
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,895,519
Fidelity Central Funds	(318)
Assets and liabilities in foreign currencies	(47)
Total change in net unrealized appreciation (depreciation)		4,895,154
Net gain (loss)		14,914,258
Net increase (decrease) in net assets resulting from operations		$18,130,717

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,216,459	$6,750,662
Net realized gain (loss)	10,019,104	6,025,654
Change in net unrealized appreciation (depreciation)	4,895,154	(5,510,177)
Net increase (decrease) in net assets resulting from operations	18,130,717	7,266,139
Distributions to shareholders	(1,280,371)	(9,778,496)
Share transactions - net increase (decrease)	(19,976,530)	(71,184,477)
Total increase (decrease) in net assets	(3,126,184)	(73,696,834)
Net Assets
Beginning of period	286,602,694	360,299,528
End of period	$283,476,510	$286,602,694

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Telecommunications Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$55.68	$55.58	$69.61	$62.32	$63.26	$58.71
Income from Investment Operations
Net investment income (loss)B	.57	1.10C	1.05	.88	.81	.76
Net realized and unrealized gain (loss)	2.97	.56	(3.38)	10.68	(.76)	5.83
Total from investment operations	3.54	1.66	(2.33)	11.56	.05	6.59
Distributions from net investment income	(.23)	(.94)	(1.31)	(1.11)	(.54)	(2.04)
Distributions from net realized gain	–	(.62)	(10.39)	(3.16)	(.45)	–
Total distributions	(.23)	(1.56)	(11.70)	(4.27)	(.99)	(2.04)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$58.99	$55.68	$55.58	$69.61	$62.32	$63.26
Total ReturnE,F,G	6.36%	3.03%	(4.06)%	18.65%	.16%	11.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.19%J	1.18%	1.14%	1.14%	1.15%	1.15%
Expenses net of fee waivers, if any	1.19%J	1.17%	1.14%	1.14%	1.15%	1.15%
Expenses net of all reductions	1.19%J	1.16%	1.12%	1.12%	1.15%	1.15%
Net investment income (loss)	1.97%J	1.96%C	1.59%	1.28%	1.33%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$20,820	$20,589	$17,816	$31,966	$13,032	$11,052
Portfolio turnover rateK	34%J	64%L	66%	105%L	51%	94%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.25 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.52%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$55.40	$55.31	$69.33	$61.95	$63.04	$58.50
Income from Investment Operations
Net investment income (loss)B	.48	.92C	.81	.65	.61	.57
Net realized and unrealized gain (loss)	2.97	.55	(3.36)	10.62	(.76)	5.81
Total from investment operations	3.45	1.47	(2.55)	11.27	(.15)	6.38
Distributions from net investment income	(.21)	(.76)	(1.07)	(.73)	(.49)	(1.84)
Distributions from net realized gain	–	(.62)	(10.39)	(3.16)	(.45)	–
Total distributions	(.21)	(1.38)	11.47D	(3.89)	(.94)	(1.84)
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$58.64	$55.40	$55.31	$69.33	$61.95	$63.04
Total ReturnF,G,H	6.23%	2.69%	(4.40)%	18.26%	(.16)%	11.19%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.48%K	1.50%	1.49%	1.46%	1.47%	1.47%
Expenses net of fee waivers, if any	1.47%K	1.49%	1.49%	1.46%	1.47%	1.47%
Expenses net of all reductions	1.47%K	1.48%	1.48%	1.44%	1.46%	1.46%
Net investment income (loss)	1.68%K	1.64%C	1.24%	.96%	1.01%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$6,205	$6,018	$4,847	$6,933	$8,280	$5,095
Portfolio turnover rateL	34%K	64%M	66%	105%M	51%	94%M

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.25 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.19%.

 D Total distributions of $11.47 per share is comprised of distributions from net investment income of $1.073 and distributions from net realized gain of $10.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$55.45	$55.29	$69.24	$62.10	$63.04	$58.54
Income from Investment Operations
Net investment income (loss)B	.36	.70C	.57	.37	.36	.34
Net realized and unrealized gain (loss)	2.97	.56	(3.36)	10.62	(.75)	5.80
Total from investment operations	3.33	1.26	(2.79)	10.99	(.39)	6.14
Distributions from net investment income	(.17)	(.48)	(.77)	(.69)	(.10)	(1.64)
Distributions from net realized gain	–	(.62)	(10.39)	(3.16)	(.45)	–
Total distributions	(.17)	(1.10)	(11.16)	(3.85)	(.55)	(1.64)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$58.61	$55.45	$55.29	$69.24	$62.10	$63.04
Total ReturnE,F,G	6.00%	2.30%	(4.75)%	17.77%	(.57)%	10.75%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.88%J	1.88%	1.86%	1.88%	1.89%	1.85%
Expenses net of fee waivers, if any	1.88%J	1.88%	1.86%	1.88%	1.89%	1.85%
Expenses net of all reductions	1.88%J	1.86%	1.85%	1.86%	1.88%	1.85%
Net investment income (loss)	1.27%J	1.26%C	.87%	.54%	.60%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$6,356	$6,994	$8,396	$13,528	$7,735	$7,074
Portfolio turnover rateK	34%J	64%L	66%	105%L	51%	94%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.25 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$56.04	$55.88	$69.97	$62.58	$63.54	$58.94
Income from Investment Operations
Net investment income (loss)B	.67	1.30C	1.28	1.12	1.02	.96
Net realized and unrealized gain (loss)	3.01	.56	(3.42)	10.74	(.77)	5.85
Total from investment operations	3.68	1.86	(2.14)	11.86	.25	6.81
Distributions from net investment income	(.27)	(1.08)	(1.56)	(1.31)	(.76)	(2.21)
Distributions from net realized gain	–	(.62)	(10.39)	(3.16)	(.45)	–
Total distributions	(.27)	(1.70)	(11.95)	(4.47)	(1.21)	(2.21)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$59.45	$56.04	$55.88	$69.97	$62.58	$63.54
Total ReturnE,F	6.56%	3.38%	(3.76)%	19.06%	.49%	11.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.84%	.82%	.80%	.82%	.83%
Expenses net of fee waivers, if any	.83%I	.83%	.82%	.80%	.81%	.83%
Expenses net of all reductions	.83%I	.82%	.80%	.78%	.81%	.82%
Net investment income (loss)	2.32%I	2.30%C	1.92%	1.62%	1.67%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$219,816	$227,438	$320,908	$690,720	$689,600	$346,174
Portfolio turnover rateJ	34%I	64%K	66%	105%K	51%	94%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.25 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.85%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$55.84	$55.74	$69.82	$62.46	$63.38	$58.80
Income from Investment Operations
Net investment income (loss)B	.64	1.27C	1.26	1.12	1.02	.94
Net realized and unrealized gain (loss)	2.99	.57	(3.39)	10.70	(.76)	5.83
Total from investment operations	3.63	1.84	(2.13)	11.82	.26	6.77
Distributions from net investment income	(.26)	(1.12)	(1.56)	(1.30)	(.73)	(2.19)
Distributions from net realized gain	–	(.62)	(10.39)	(3.16)	(.45)	–
Total distributions	(.26)	(1.74)	(11.95)	(4.46)	(1.18)	(2.19)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$59.21	$55.84	$55.74	$69.82	$62.46	$63.38
Total ReturnE,F	6.50%	3.35%	(3.75)%	19.03%	.51%	11.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.93%I	.91%	.82%	.80%	.82%	.86%
Expenses net of fee waivers, if any	.93%I	.90%	.82%	.80%	.82%	.86%
Expenses net of all reductions	.93%I	.88%	.80%	.78%	.81%	.85%
Net investment income (loss)	2.22%I	2.23%C	1.91%	1.62%	1.67%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$26,270	$25,181	$8,332	$14,550	$6,197	$2,505
Portfolio turnover rateJ	34%I	64%K	66%	105%K	51%	94%K

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.25 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.79%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$55.84	$60.97
Income from Investment Operations
Net investment income (loss)	.69	.39B
Net realized and unrealized gain (loss)	3.01	(4.55)C
Total from investment operations	3.70	(4.16)
Distributions from net investment income	(.28)	(.97)
Distributions from net realized gain	–	–
Total distributions	(.28)	(.97)
Net asset value, end of period	$59.26	$55.84
Total ReturnD,E	6.65%	(6.80)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.68%H
Expenses net of fee waivers, if any	.68%H	.66%H
Expenses net of all reductions	.68%H	.64%H
Net investment income (loss)	2.48%H	1.67%B,H
Supplemental Data
Net assets, end of period (000 omitted)	$4,009	$383
Portfolio turnover rateI	34%H	64%J

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$69,561,355
Gross unrealized depreciation	(27,527,693)
Net unrealized appreciation (depreciation)	$42,033,662
Tax cost	$252,067,319

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,201,193)
Long-term	(2,187,411)
Total capital loss carryforward	$(7,388,604)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $48,248,613 and $65,186,117, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$26,475	$498
Class M	.25%	.25%	15,998	–
Class C	.75%	.25%	33,052	3,416
			$75,525	$3,914

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,405
Class M	608
Class C(a)	419
$6,432

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$32,291.30
Class M	10,956.34
Class C	8,311.25
Telecommunications	227,321.20
Class I	38,769.30
Class Z	142.04
	$317,790

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,700 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 1,218,775 shares of the Fund were redeemed in-kind for investments and cash with a value of $67,398,250. The Fund had a net realized gain of $14,071,812 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $390 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, amounted to $139. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Telecommunications	$79

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,170.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Distributions to shareholders
Class A	$85,244	$535,063
Class M	22,170	130,556
Class C	19,584	159,015
Telecommunications	1,035,180	8,378,886
Class I	116,248	568,868
Class Z	1,945	6,108
Total	$1,280,371	$9,778,496

 (a) Distribution for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year ended February 28, 2019(a)	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Class A
Shares sold	79,250	178,681	$4,546,891	$10,119,847
Reinvestment of distributions	1,392	9,360	81,701	516,144
Shares redeemed	(97,506)	(138,810)	(5,634,739)	(7,791,536)
Net increase (decrease)	(16,864)	49,231	$(1,006,147)	$2,844,455
Class M
Shares sold	21,773	44,519	$1,244,232	$2,532,619
Reinvestment of distributions	379	2,373	22,131	130,297
Shares redeemed	(24,954)	(25,923)	(1,444,737)	(1,462,119)
Net increase (decrease)	(2,802)	20,969	$(178,374)	$1,200,797
Class C
Shares sold	8,306	31,491	$478,084	$1,771,517
Reinvestment of distributions	303	2,644	17,741	145,392
Shares redeemed	(26,292)	(59,867)	(1,505,742)	(3,334,750)
Net increase (decrease)	(17,683)	(25,732)	$(1,009,917)	$(1,417,841)
Telecommunications
Shares sold	213,651	715,808	$12,382,186	$41,325,429
Reinvestment of distributions	16,532	143,615	976,557	7,967,864
Shares redeemed	(590,937)	(2,543,354)(b)	(34,240,982)	(142,062,236)(b)
Net increase (decrease)	(360,754)	(1,683,931)	$(20,882,239)	$(92,768,943)
Class I
Shares sold	50,599	628,872	$2,911,783	$37,138,940
Reinvestment of distributions	1,444	8,061	84,973	444,865
Shares redeemed	(59,307)	(335,488)	(3,419,919)	(19,029,976)
Net increase (decrease)	(7,264)	301,445	$(423,163)	$18,553,829
Class Z
Shares sold	62,838	6,750	$3,642,130	$397,427
Reinvestment of distributions	31	110	1,836	6,066
Shares redeemed	(2,073)	(5)	(120,656)	(267)
Net increase (decrease)	60,796	6,855	$3,523,310	$403,226

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Wireless Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Apple, Inc.	18.1
AT&T, Inc.	9.4
Verizon Communications, Inc.	8.0
American Tower Corp.	7.7
Qualcomm, Inc.	6.2
Marvell Technology Group Ltd.	3.8
Alphabet, Inc. Class A	3.8
T-Mobile U.S., Inc.	3.5
Activision Blizzard, Inc.	2.3
Vodafone Group PLC sponsored ADR	2.3
65.1

Top Industries (% of fund's net assets)

As of August 31, 2019
Diversified Telecommunication Services	29.3%
Technology Hardware, Storage & Peripherals	18.1%
Semiconductors & Semiconductor Equipment	13.3%
Wireless Telecommunication Services	8.6%
Equity Real Estate Investment Trusts (Reits)	7.7%
All Others*	23.0%

* Includes short-term investments and net other assets (liabilities).

Wireless Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Communications Equipment - 4.9%
Communications Equipment - 4.9%
CommScope Holding Co., Inc. (a)	206,400	$2,216,736
Motorola Solutions, Inc.	11,768	2,128,949
Nokia Corp. sponsored ADR (b)	411,500	2,041,040
Telefonaktiebolaget LM Ericsson:
(B Shares)	133,500	1,044,661
(B Shares) sponsored ADR (b)	746,800	5,854,912
ViaSat, Inc. (a)	1	79
		13,286,377
Diversified Telecommunication Services - 28.4%
Alternative Carriers - 1.0%
Iliad SA	25,495	2,668,651
Integrated Telecommunication Services - 27.4%
AT&T, Inc.	718,800	25,344,888
BCE, Inc.	101,600	4,807,571
BT Group PLC sponsored ADR	406,000	4,060,000
Cincinnati Bell, Inc. (a)	310,900	1,688,187
Masmovil Ibercom SA (a)	263,750	5,397,462
Orange SA ADR	372,500	5,658,275
Telecom Italia SpA (a)	2,600,600	1,390,260
Telecom Italia SpA sponsored ADR (a)	25,400	133,858
Telefonica SA sponsored ADR (b)	544,397	3,756,339
Verizon Communications, Inc.	367,501	21,373,858
		73,610,698

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		76,279,349

Entertainment - 2.7%
Interactive Home Entertainment - 2.3%
Activision Blizzard, Inc.	124,900	6,319,940
Movies & Entertainment - 0.4%
Spotify Technology SA (a)	8,000	1,079,600

TOTAL ENTERTAINMENT		7,399,540

Equity Real Estate Investment Trusts (REITs) - 7.7%
Specialized REITs - 7.7%
American Tower Corp.	90,492	20,830,353
Crown Castle International Corp.	1	145
		20,830,498
Hotels, Restaurants & Leisure - 0.8%
Casinos & Gaming - 0.8%
The Stars Group, Inc. (a)(b)	140,000	2,126,600
Interactive Media & Services - 3.8%
Interactive Media & Services - 3.8%
Alphabet, Inc. Class A (a)	8,500	10,119,505
Internet & Direct Marketing Retail - 0.8%
Internet & Direct Marketing Retail - 0.8%
Pinduoduo, Inc. ADR (a)	62,300	2,041,571
Media - 4.1%
Cable & Satellite - 4.1%
Altice Europe NV Class A (a)	134,099	592,621
Altice U.S.A., Inc. Class A (a)	53,725	1,551,578
DISH Network Corp. Class A (a)	24,500	822,220
Liberty Global PLC Class A (a)	225,800	6,033,376
Telenet Group Holding NV	41,479	2,066,937
		11,066,732
Semiconductors & Semiconductor Equipment - 13.3%
Semiconductors - 13.3%
Marvell Technology Group Ltd.	422,900	10,136,913
Qorvo, Inc. (a)	77,025	5,501,896
Qualcomm, Inc.	214,450	16,677,777
Sequans Communications SA ADR (a)	393,300	389,367
Skyworks Solutions, Inc.	33,700	2,536,599
STMicroelectronics NV (NY Shares) unit (b)	33,500	592,950
		35,835,502
Software - 3.8%
Application Software - 3.6%
LivePerson, Inc. (a)(b)	86,000	3,417,640
RingCentral, Inc. (a)	42,800	6,040,364
Sciplay Corp. (A Shares)	27,500	261,525
		9,719,529
Systems Software - 0.2%
BlackBerry Ltd. (a)	77,101	529,295

TOTAL SOFTWARE		10,248,824

Technology Hardware, Storage & Peripherals - 18.1%
Technology Hardware, Storage & Peripherals - 18.1%
Apple, Inc.	233,305	48,700,086
Textiles, Apparel & Luxury Goods - 1.0%
Textiles - 1.0%
China Tower Corp. Ltd. (H Shares) (c)	11,992,000	2,729,969
Wireless Telecommunication Services - 8.6%
Wireless Telecommunication Services - 8.6%
China Mobile Ltd. sponsored ADR	142,100	5,870,151
Millicom International Cellular SA	24,300	1,242,216
Rogers Communications, Inc. Class B (non-vtg.)	6,900	341,580
Shenandoah Telecommunications Co.	300	9,462
Spok Holdings, Inc.	1	12
Sprint Corp. (a)	32	217
T-Mobile U.S., Inc. (a)	120,675	9,418,684
Vodafone Group PLC sponsored ADR	328,181	6,176,366
		23,058,688
TOTAL COMMON STOCKS
(Cost $212,511,889)		263,723,241

Nonconvertible Preferred Stocks - 0.9%
Diversified Telecommunication Services - 0.9%
Integrated Telecommunication Services - 0.9%
Telefonica Brasil SA
(Cost $2,366,266)	183,100	2,373,093

Money Market Funds - 5.6%
Fidelity Cash Central Fund 2.13% (d)	2,213,775	2,214,218
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	12,750,721	12,751,996
TOTAL MONEY MARKET FUNDS
(Cost $14,966,214)		14,966,214
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $229,844,369)		281,062,548
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(12,058,768)
NET ASSETS - 100%		$269,003,780

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,729,969 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,959
Fidelity Securities Lending Cash Central Fund	63,138
Total	$85,097

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$263,723,241	$258,558,351	$5,164,890	$--
Nonconvertible Preferred Stocks	2,373,093	2,373,093	--	--
Money Market Funds	14,966,214	14,966,214	--	--
Total Investments in Securities:	$281,062,548	$275,897,658	$5,164,890	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.4%
United Kingdom	6.0%
Bermuda	3.8%
Spain	3.4%
France	3.2%
Canada	2.9%
Sweden	2.6%
Hong Kong	2.2%
China	1.0%
Others (Individually Less Than 1%)	4.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,388,460) — See accompanying schedule: Unaffiliated issuers (cost $214,878,155)	$266,096,334
Fidelity Central Funds (cost $14,966,214)	14,966,214
Total Investment in Securities (cost $229,844,369)		$281,062,548
Cash		47,474
Receivable for fund shares sold		323,497
Dividends receivable		619,360
Distributions receivable from Fidelity Central Funds		7,399
Prepaid expenses		2,476
Other receivables		16,433
Total assets		282,079,187
Liabilities
Payable for fund shares redeemed	$132,710
Accrued management fee	117,795
Other affiliated payables	51,839
Other payables and accrued expenses	22,496
Collateral on securities loaned	12,750,567
Total liabilities		13,075,407
Net Assets		$269,003,780
Net Assets consist of:
Paid in capital		$213,702,979
Total distributable earnings (loss)		55,300,801
Net Assets, for 26,931,380 shares outstanding		$269,003,780
Net Asset Value, offering price and redemption price per share ($269,003,780 ÷ 26,931,380 shares)		$9.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$3,472,166
Income from Fidelity Central Funds (including $63,138 from security lending)		85,097
Total income		3,557,263
Expenses
Management fee	$699,642
Transfer agent fees	261,274
Accounting and security lending fees	51,195
Custodian fees and expenses	(2,581)
Independent trustees' fees and expenses	699
Registration fees	27,497
Audit	25,920
Legal	972
Interest	563
Miscellaneous	938
Total expenses before reductions	1,066,119
Expense reductions	(2,840)
Total expenses after reductions		1,063,279
Net investment income (loss)		2,493,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,437,398
Fidelity Central Funds	(921)
Foreign currency transactions	(45,377)
Total net realized gain (loss)		5,391,100
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,597,351
Assets and liabilities in foreign currencies	(16,330)
Total change in net unrealized appreciation (depreciation)		19,581,021
Net gain (loss)		24,972,121
Net increase (decrease) in net assets resulting from operations		$27,466,105

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,493,984	$5,089,450
Net realized gain (loss)	5,391,100	25,048,460
Change in net unrealized appreciation (depreciation)	19,581,021	(30,802,695)
Net increase (decrease) in net assets resulting from operations	27,466,105	(664,785)
Distributions to shareholders	–	(31,692,225)
Share transactions
Proceeds from sales of shares	43,890,365	36,649,769
Reinvestment of distributions	–	30,046,831
Cost of shares redeemed	(40,259,316)	(72,175,357)
Net increase (decrease) in net assets resulting from share transactions	3,631,049	(5,478,757)
Total increase (decrease) in net assets	31,097,154	(37,835,767)
Net Assets
Beginning of period	237,906,626	275,742,393
End of period	$269,003,780	$237,906,626
Other Information
Shares
Sold	4,538,936	3,719,654
Issued in reinvestment of distributions	–	3,493,506
Redeemed	(4,240,918)	(7,373,198)
Net increase (decrease)	298,018	(160,038)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Wireless Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$8.93	$10.29	$9.11	$7.85	$9.54	$10.57
Income from Investment Operations
Net investment income (loss)B	.09	.20C	.16	.10	.11	.17
Net realized and unrealized gain (loss)	.97	(.24)D	1.39	1.71	(1.11)	.48
Total from investment operations	1.06	(.04)	1.55	1.81	(1.00)	.65
Distributions from net investment income	–	(.19)	(.14)	(.09)	(.12)	(.62)
Distributions from net realized gain	–	(1.13)	(.24)	(.46)	(.57)	(1.06)
Total distributions	–	(1.32)	(.37)E	(.55)	(.69)	(1.68)
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$9.99	$8.93	$10.29	$9.11	$7.85	$9.54
Total ReturnG,H	11.87%	.21%D	17.21%	24.09%	(11.07)%	7.55%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.83%	.83%	.87%	.86%	.86%
Expenses net of fee waivers, if any	.82%K	.83%	.83%	.87%	.86%	.86%
Expenses net of all reductions	.81%K	.82%	.82%	.86%	.85%	.85%
Net investment income (loss)	1.91%K	2.07%C	1.61%	1.23%	1.23%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$269,004	$237,907	$275,742	$239,359	$207,492	$270,449
Portfolio turnover rateL	39%K	54%	85%	98%	78%	48%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income(loss) to average net assets would have been 1.74%

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .12%.

 E Total distributions of $.37 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.235 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,784,536
Gross unrealized depreciation	(24,321,444)
Net unrealized appreciation (depreciation)	$49,463,092
Tax cost	$231,599,456

The Fund elected to defer to its next fiscal year approximately $1,891,040 of capital losses recognized during the period November 1, 2018 to February 28, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $56,658,020 and $50,426,849, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,011 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$7,701,000	2.63%	$563

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $336 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, amounted to $1,239. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,932 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $908.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Telecommunications Portfolio
Class A	1.19%
Actual		$1,000.00	$1,063.60	$6.17
Hypothetical-C		$1,000.00	$1,019.15	$6.04
Class M	1.47%
Actual		$1,000.00	$1,062.30	$7.62
Hypothetical-C		$1,000.00	$1,017.75	$7.46
Class C	1.88%
Actual		$1,000.00	$1,060.00	$9.73
Hypothetical-C		$1,000.00	$1,015.69	$9.53
Telecommunications	.83%
Actual		$1,000.00	$1,065.60	$4.31
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Class I	.93%
Actual		$1,000.00	$1,065.00	$4.83
Hypothetical-C		$1,000.00	$1,020.46	$4.72
Class Z	.68%
Actual		$1,000.00	$1,066.50	$3.53
Hypothetical-C		$1,000.00	$1,021.72	$3.46
Wireless Portfolio	.82%
Actual		$1,000.00	$1,118.70	$4.37
Hypothetical-C		$1,000.00	$1,021.01	$4.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses.

SELTS-SANN-1019
1.846053.112

Fidelity® Select Portfolios®
Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

IT Services Portfolio

Semiconductors Portfolio

Software and IT Services Portfolio

Technology Portfolio

Semi-Annual Report

August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Communications Equipment Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Computers Portfolio
Investment Summary
Schedule of Investments
Financial Statements
IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Semiconductors Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Software and IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Technology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Communications Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Cisco Systems, Inc.	23.5
Nokia Corp. sponsored ADR	8.4
Motorola Solutions, Inc.	7.8
Arista Networks, Inc.	6.5
ViaSat, Inc.	5.0
Lumentum Holdings, Inc.	4.5
Juniper Networks, Inc.	4.0
CommScope Holding Co., Inc.	3.7
Ciena Corp.	3.6
Viavi Solutions, Inc.	3.6
70.6

Top Industries (% of fund's net assets)

As of August 31, 2019
Communications Equipment	94.0%
IT Services	1.2%
Diversified Telecommunication Services	1.0%
Media	1.0%
Electronic Equipment & Components	0.5%
All Others*	2.3%

* Includes short-term investments and net other assets (liabilities).

Communications Equipment Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Communications Equipment - 94.0%
Communications Equipment - 94.0%
Acacia Communications, Inc. (a)	67,000	$4,224,350
ADTRAN, Inc.	102,453	1,052,192
Arista Networks, Inc. (a)	52,145	11,817,100
Ciena Corp. (a)	158,700	6,495,591
Cisco Systems, Inc.	906,999	42,456,623
CommScope Holding Co., Inc. (a)	622,571	6,686,413
Comtech Telecommunications Corp. (b)	35,000	936,250
EchoStar Holding Corp. Class A (a)	95,200	4,022,200
Extreme Networks, Inc. (a)	475,705	3,177,709
F5 Networks, Inc. (a)	49,685	6,395,950
Finisar Corp. (a)	232,700	5,261,347
Infinera Corp. (a)	14,814	78,959
InterDigital, Inc.	67,500	3,318,975
Juniper Networks, Inc.	308,012	7,133,558
Lumentum Holdings, Inc. (a)	145,763	8,127,745
Motorola Solutions, Inc.	77,759	14,067,381
NETGEAR, Inc. (a)	39,100	1,357,552
NetScout Systems, Inc. (a)	77,100	1,707,765
Nokia Corp. sponsored ADR (b)	3,050,583	15,130,892
Plantronics, Inc. (b)	65,134	2,023,713
Sierra Wireless, Inc. (a)(b)	206,500	2,230,336
Sonus Networks, Inc. (a)	119,660	618,642
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	766,780	6,011,555
ViaSat, Inc. (a)	113,200	8,980,156
Viavi Solutions, Inc. (a)	464,000	6,444,960
		169,757,914
Diversified Telecommunication Services - 1.0%
Alternative Carriers - 1.0%
Vonage Holdings Corp. (a)(b)	135,200	1,787,344
Electronic Equipment & Components - 0.5%
Electronic Manufacturing Services - 0.5%
Fabrinet (a)	18,400	929,016
IT Services - 1.2%
Internet Services & Infrastructure - 1.2%
Fastly, Inc. Class A (b)	65,300	2,063,480
Media - 1.0%
Cable & Satellite - 1.0%
Comcast Corp. Class A	41,500	1,836,790
Software - 0.5%
Systems Software - 0.5%
Tufin Software Technologies Ltd. (b)	51,500	928,030
TOTAL COMMON STOCKS
(Cost $141,213,349)		177,302,574

Money Market Funds - 14.9%
Fidelity Cash Central Fund 2.13% (c)	5,434,157	5,435,244
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	21,481,619	21,483,767
TOTAL MONEY MARKET FUNDS
(Cost $26,919,011)		26,919,011
TOTAL INVESTMENT IN SECURITIES - 113.1%
(Cost $168,132,360)		204,221,585
NET OTHER ASSETS (LIABILITIES) - (13.1)%		(23,580,665)
NET ASSETS - 100%		$180,640,920

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,991
Fidelity Securities Lending Cash Central Fund	52,344
Total	$97,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.1%
Finland	8.4%
Sweden	3.3%
Canada	1.2%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,859,430) — See accompanying schedule: Unaffiliated issuers (cost $141,213,349)	$177,302,574
Fidelity Central Funds (cost $26,919,011)	26,919,011
Total Investment in Securities (cost $168,132,360)		$204,221,585
Cash		1,472,029
Foreign currency held at value (cost $8)		7
Receivable for investments sold		874,013
Receivable for fund shares sold		6,566
Dividends receivable		9,304
Distributions receivable from Fidelity Central Funds		13,392
Prepaid expenses		1,906
Other receivables		7,008
Total assets		206,605,810
Liabilities
Payable for investments purchased	$4,109,213
Payable for fund shares redeemed	224,264
Accrued management fee	83,792
Other affiliated payables	40,645
Other payables and accrued expenses	21,290
Collateral on securities loaned	21,485,686
Total liabilities		25,964,890
Net Assets		$180,640,920
Net Assets consist of:
Paid in capital		$142,524,631
Total distributable earnings (loss)		38,116,289
Net Assets, for 5,073,231 shares outstanding		$180,640,920
Net Asset Value, offering price and redemption price per share ($180,640,920 ÷ 5,073,231 shares)		$35.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$1,426,031
Income from Fidelity Central Funds (including $52,344 from security lending)		97,335
Total income		1,523,366
Expenses
Management fee	$584,530
Transfer agent fees	221,898
Accounting and security lending fees	43,420
Custodian fees and expenses	1,943
Independent trustees' fees and expenses	605
Registration fees	27,892
Audit	19,120
Legal	224
Miscellaneous	805
Total expenses before reductions	900,437
Expense reductions	(16,663)
Total expenses after reductions		883,774
Net investment income (loss)		639,592
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,792,016
Fidelity Central Funds	(1,643)
Foreign currency transactions	291
Total net realized gain (loss)		3,790,664
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(26,768,463)
Assets and liabilities in foreign currencies	(180)
Total change in net unrealized appreciation (depreciation)		(26,768,643)
Net gain (loss)		(22,977,979)
Net increase (decrease) in net assets resulting from operations		$(22,338,387)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$639,592	$1,439,378
Net realized gain (loss)	3,790,664	5,596,798
Change in net unrealized appreciation (depreciation)	(26,768,643)	13,337,823
Net increase (decrease) in net assets resulting from operations	(22,338,387)	20,373,999
Distributions to shareholders	(3,760,114)	(15,319,912)
Share transactions
Proceeds from sales of shares	39,610,357	95,495,326
Reinvestment of distributions	3,566,916	14,435,389
Cost of shares redeemed	(55,382,662)	(105,217,924)
Net increase (decrease) in net assets resulting from share transactions	(12,205,389)	4,712,791
Total increase (decrease) in net assets	(38,303,890)	9,766,878
Net Assets
Beginning of period	218,944,810	209,177,932
End of period	$180,640,920	$218,944,810
Other Information
Shares
Sold	971,195	2,510,396
Issued in reinvestment of distributions	84,524	396,991
Redeemed	(1,406,995)	(2,828,010)
Net increase (decrease)	(351,276)	79,377

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Communications Equipment Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$40.36	$39.13	$34.12	$26.71	$32.99	$31.24
Income from Investment Operations
Net investment income (loss)B	.12	.25	.17	.38	.31	.28
Net realized and unrealized gain (loss)	(4.22)	3.76	5.45C	7.39	(5.64)	3.52
Total from investment operations	(4.10)	4.01	5.62	7.77	(5.33)	3.80
Distributions from net investment income	(.01)	(.17)D	(.33)	(.36)	(.30)	(.30)
Distributions from net realized gain	(.64)	(2.61)D	(.28)	–	(.65)	(1.75)
Total distributions	(.65)	(2.78)	(.61)	(.36)	(.95)	(2.05)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$35.61	$40.36	$39.13	$34.12	$26.71	$32.99
Total ReturnF,G	(10.42)%	11.11%	16.71%C	29.24%	(16.38)%	12.49%
Ratios to Average Net AssetsH,I
Expenses before reductions	.83%J	.84%	.85%	.88%	.90%	.89%
Expenses net of fee waivers, if any	.83%J	.84%	.85%	.88%	.89%	.89%
Expenses net of all reductions	.81%J	.83%	.85%	.88%	.89%	.89%
Net investment income (loss)	.59%J	.66%	.48%	1.27%	1.04%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$180,641	$218,945	$209,178	$204,651	$169,455	$263,631
Portfolio turnover rateK	110%J	71%	56%	38%	30%	42%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 16.67%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Apple, Inc.	18.4
Samsung Electronics Co. Ltd.	15.7
Sony Corp.	15.6
Western Digital Corp.	4.0
Kyocera Corp.	4.0
NetApp, Inc.	3.9
Logitech International SA (Reg.)	3.6
Hewlett Packard Enterprise Co.	3.3
Fujifilm Holdings Corp.	2.9
Alphabet, Inc. Class A	2.7
74.1

Top Industries (% of fund's net assets)

As of August 31, 2019
Technology Hardware, Storage & Peripherals	59.6%
Household Durables	16.3%
Electronic Equipment & Components	5.7%
IT Services	4.7%
Semiconductors & Semiconductor Equipment	4.1%
All Others*	9.6%

* Includes short-term investments and net other assets (liabilities).

Computers Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Communications Equipment - 3.5%
Communications Equipment - 3.5%
Arista Networks, Inc. (a)	18,288	$4,144,427
Xiaomi Corp. Class B (a)(b)(c)	11,202,532	12,144,889
		16,289,316
Electronic Equipment & Components - 5.7%
Electronic Components - 4.0%
Kyocera Corp.	314,800	18,712,872
Technology Distributors - 1.7%
Dell Technologies, Inc. (a)	154,418	7,957,160

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		26,670,032

Household Durables - 16.3%
Consumer Electronics - 16.3%
LG Electronics, Inc.	60,467	3,062,417
Sony Corp.	1,272,446	72,481,638
		75,544,055
Interactive Media & Services - 2.7%
Interactive Media & Services - 2.7%
Alphabet, Inc. Class A (a)	10,611	12,632,714
IT Services - 4.7%
Data Processing & Outsourced Services - 4.7%
MasterCard, Inc. Class A	39,435	11,095,826
Visa, Inc. Class A	60,420	10,925,144
		22,020,970
Internet Services & Infrastructure - 0.0%
Fastly, Inc. Class A (b)	1,000	31,600

TOTAL IT SERVICES		22,052,570

Machinery - 0.1%
Industrial Machinery - 0.1%
Kornit Digital Ltd. (a)(b)	16,370	461,798
Semiconductors & Semiconductor Equipment - 4.1%
Semiconductor Equipment - 3.2%
ASML Holding NV	24,796	5,519,838
Entegris, Inc.	220,098	9,426,797
		14,946,635
Semiconductors - 0.9%
Mellanox Technologies Ltd. (a)	36,095	3,863,970

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,810,605

Software - 3.3%
Systems Software - 3.3%
Microsoft Corp.	76,525	10,549,737
Symantec Corp.	195,383	4,542,655
		15,092,392
Technology Hardware, Storage & Peripherals - 59.6%
Technology Hardware, Storage & Peripherals - 59.6%
Apple, Inc.	410,023	85,588,198
Canon, Inc.	238,094	6,172,721
Diebold Nixdorf, Inc. (a)	102,247	1,146,189
Fujifilm Holdings Corp.	309,795	13,265,472
Hewlett Packard Enterprise Co.	1,122,188	15,508,638
HP, Inc.	588,771	10,768,622
Logitech International SA (Reg.)	414,835	16,811,348
NetApp, Inc.	377,779	18,156,059
Pure Storage, Inc. Class A (a)	419,247	6,825,341
Samsung Electronics Co. Ltd.	2,000,854	72,736,687
Seagate Technology LLC	180,351	9,055,424
Western Digital Corp.	326,954	18,724,656
Xerox Holdings Corp.	63,108	1,829,501
		276,588,856
TOTAL COMMON STOCKS
(Cost $353,120,272)		464,142,338

Money Market Funds - 1.6%
Fidelity Cash Central Fund 2.13% (d)	361,190	361,263
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	6,790,841	6,791,520
TOTAL MONEY MARKET FUNDS
(Cost $7,152,783)		7,152,783
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $360,273,055)		471,295,121
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(7,234,392)
NET ASSETS - 100%		$464,060,729

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,144,889 or 2.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$83,047
Fidelity Securities Lending Cash Central Fund	36,145
Total	$119,192

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$464,142,338	$373,343,090	$90,799,248	$--
Money Market Funds	7,152,783	7,152,783	--	--
Total Investments in Securities:	$471,295,121	$380,495,873	$90,799,248	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	49.4%
Japan	23.8%
Korea (South)	16.4%
Switzerland	3.6%
Cayman Islands	2.6%
Ireland	2.0%
Netherlands	1.2%
Israel	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,428,752) — See accompanying schedule: Unaffiliated issuers (cost $353,120,272)	$464,142,338
Fidelity Central Funds (cost $7,152,783)	7,152,783
Total Investment in Securities (cost $360,273,055)		$471,295,121
Receivable for fund shares sold		52,157
Dividends receivable		110,246
Distributions receivable from Fidelity Central Funds		12,821
Prepaid expenses		4,771
Other receivables		178,977
Total assets		471,654,093
Liabilities
Payable for fund shares redeemed	$437,720
Accrued management fee	205,031
Other affiliated payables	82,077
Other payables and accrued expenses	76,964
Collateral on securities loaned	6,791,572
Total liabilities		7,593,364
Net Assets		$464,060,729
Net Assets consist of:
Paid in capital		$344,028,632
Total distributable earnings (loss)		120,032,097
Net Assets, for 6,463,654 shares outstanding		$464,060,729
Net Asset Value, offering price and redemption price per share ($464,060,729 ÷ 6,463,654 shares)		$71.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$4,530,624
Income from Fidelity Central Funds (including $36,145 from security lending)		119,192
Income before foreign taxes withheld		4,649,816
Less foreign taxes withheld		(258,667)
Total income		4,391,149
Expenses
Management fee	$1,316,086
Transfer agent fees	418,626
Accounting and security lending fees	95,276
Custodian fees and expenses	14,162
Independent trustees' fees and expenses	1,364
Registration fees	16,685
Audit	19,398
Legal	867
Interest	1,744
Miscellaneous	2,188
Total expenses before reductions	1,886,396
Expense reductions	(21,742)
Total expenses after reductions		1,864,654
Net investment income (loss)		2,526,495
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,982,763
Fidelity Central Funds	(51)
Foreign currency transactions	(119,199)
Total net realized gain (loss)		11,863,513
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(391,872)
Assets and liabilities in foreign currencies	36,862
Total change in net unrealized appreciation (depreciation)		(355,010)
Net gain (loss)		11,508,503
Net increase (decrease) in net assets resulting from operations		$14,034,998

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,526,495	$4,700,043
Net realized gain (loss)	11,863,513	119,220,783
Change in net unrealized appreciation (depreciation)	(355,010)	(121,913,173)
Net increase (decrease) in net assets resulting from operations	14,034,998	2,007,653
Distributions to shareholders	(41,949,430)	(87,948,443)
Share transactions
Proceeds from sales of shares	30,603,043	34,349,889
Reinvestment of distributions	40,062,718	83,463,307
Cost of shares redeemed	(70,470,914)	(78,423,602)
Net increase (decrease) in net assets resulting from share transactions	194,847	39,389,594
Total increase (decrease) in net assets	(27,719,585)	(46,551,196)
Net Assets
Beginning of period	491,780,314	538,331,510
End of period	$464,060,729	$491,780,314
Other Information
Shares
Sold	410,158	391,378
Issued in reinvestment of distributions	540,293	1,189,565
Redeemed	(971,585)	(896,723)
Net increase (decrease)	(21,134)	684,220

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Computers Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$75.84	$92.81	$83.01	$62.46	$83.28	$75.46
Income from Investment Operations
Net investment income (loss)B	.38	.81	.67	.73	.69	.45
Net realized and unrealized gain (loss)	2.02	(1.67)	19.24	24.69	(18.42)	9.61
Total from investment operations	2.40	(.86)	19.91	25.42	(17.73)	10.06
Distributions from net investment income	–	(.88)C	(.73)C	(.88)	(.80)	(.47)
Distributions from net realized gain	(6.44)	(15.23)C	(9.38)C	(4.00)	(2.29)	(1.77)
Total distributions	(6.44)	(16.11)	(10.11)	(4.87)D	(3.09)	(2.24)
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$71.80	$75.84	$92.81	$83.01	$62.46	$83.28
Total ReturnF,G	2.90%	.54%	24.82%	41.57%	(21.56)%	13.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.77%	.79%	.81%	.80%	.80%
Expenses net of fee waivers, if any	.77%J	.77%	.79%	.81%	.80%	.80%
Expenses net of all reductions	.76%J	.77%	.78%	.81%	.79%	.80%
Net investment income (loss)	1.03%J	.90%	.75%	1.01%	.91%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$464,061	$491,780	$538,332	$472,745	$388,554	$808,852
Portfolio turnover rateK	117%J	81%	57%	49%	31%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $4.87 per share is comprised of distributions from net investment income of $.879 and distributions from net realized gain of $3.995 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Visa, Inc. Class A	17.4
MasterCard, Inc. Class A	16.0
Fidelity National Information Services, Inc.	8.2
Fiserv, Inc.	6.0
PayPal Holdings, Inc.	5.0
Accenture PLC Class A	4.2
Cognizant Technology Solutions Corp. Class A	3.2
IBM Corp.	2.9
FleetCor Technologies, Inc.	2.3
GoDaddy, Inc.	2.2
67.4

Top Industries (% of fund's net assets)

As of August 31, 2019
IT Services	89.3%
Software	7.5%
Professional Services	0.4%
Electronic Equipment & Components	0.3%
Internet & Direct Marketing Retail	0.2%
All Others*	2.3%

* Includes short-term investments and net other assets (liabilities).

IT Services Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Electronic Equipment & Components - 0.3%
Technology Distributors - 0.3%
SYNNEX Corp.	154,535	$12,951,578
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
MercadoLibre, Inc. (a)	15,200	9,037,920
IT Services - 89.3%
Data Processing & Outsourced Services - 64.4%
Adyen BV (a)(b)	2,500	1,810,135
Alliance Data Systems Corp.	291,148	35,796,647
Amadeus IT Holding SA Class A	800	59,577
Automatic Data Processing, Inc.	498,500	84,665,240
CoreLogic, Inc. (a)	2,700	130,680
Fidelity National Information Services, Inc.	2,449,997	333,738,591
Fiserv, Inc. (a)	2,264,117	242,124,672
FleetCor Technologies, Inc. (a)	307,400	91,728,160
Genpact Ltd.	2,017,280	82,627,789
Global Payments, Inc.	518,203	86,011,334
Jack Henry & Associates, Inc.	1,600	231,936
MasterCard, Inc. Class A	2,315,500	651,512,235
Paychex, Inc.	3,700	302,290
PayPal Holdings, Inc. (a)	1,846,400	201,349,920
Square, Inc. (a)	302,600	18,712,784
The Western Union Co.	4,800	106,176
Ttec Holdings, Inc.	2,000	93,820
Visa, Inc. Class A (c)	3,912,348	707,430,767
WEX, Inc. (a)	700	143,185
WNS Holdings Ltd. sponsored ADR (a)	1,256,992	76,399,974
		2,614,975,912
Internet Services & Infrastructure - 4.2%
Akamai Technologies, Inc. (a)	112,500	10,027,125
GoDaddy, Inc. (a)	1,429,127	90,520,904
VeriSign, Inc. (a)	89,100	18,163,035
Wix.com Ltd. (a)	380,917	53,423,609
		172,134,673
IT Consulting & Other Services - 20.7%
Accenture PLC Class A	861,980	170,818,577
Amdocs Ltd.	431,300	27,922,362
Booz Allen Hamilton Holding Corp. Class A	833,100	62,907,381
Capgemini SA	482,500	57,881,331
Cognizant Technology Solutions Corp. Class A	2,109,932	129,528,725
DXC Technology Co.	1,161,400	38,581,708
Endava PLC ADR (a)	462,558	17,387,555
EPAM Systems, Inc. (a)	460,100	88,030,933
IBM Corp.	867,150	117,524,840
Interxion Holding N.V. (a)	379,400	30,708,636
Leidos Holdings, Inc.	676,425	59,092,488
Liveramp Holdings, Inc. (a)	6,100	258,396
Netcompany Group A/S (a)(b)	47,700	1,916,563
Perspecta, Inc.	14,868	385,825
Science Applications International Corp.	800	70,408
Virtusa Corp. (a)	1,087,628	39,306,876
		842,322,604

TOTAL IT SERVICES		3,629,433,189

Professional Services - 0.4%
Research & Consulting Services - 0.4%
ICF International, Inc.	178,011	15,070,411
Software - 7.5%
Application Software - 7.4%
Adobe, Inc. (a)	162,869	46,337,859
Black Knight, Inc. (a)	1,016,500	63,277,125
Blue Prism Group PLC (a)	678,600	7,666,815
Ceridian HCM Holding, Inc. (a)(c)	7,073	408,607
DocuSign, Inc. (a)	143,700	6,709,353
Globant SA (a)	128,400	12,189,012
Intuit, Inc.	305,700	88,151,652
Lightspeed POS, Inc. (a)	28,000	894,848
SAP SE sponsored ADR	219,000	26,093,850
SS&C Technologies Holdings, Inc.	993,200	46,293,052
		298,022,173
Systems Software - 0.1%
Zoom Video Communications, Inc. Class A (c)	4,500	412,515
Zuora, Inc. (a)(c)	312,500	4,703,125
		5,115,640

TOTAL SOFTWARE		303,137,813

TOTAL COMMON STOCKS
(Cost $2,296,250,874)		3,969,630,911

Money Market Funds - 7.9%
Fidelity Cash Central Fund 2.13% (d)	116,028,191	116,051,396
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	205,622,754	205,643,316
TOTAL MONEY MARKET FUNDS
(Cost $321,694,399)		321,694,712
TOTAL INVESTMENT IN SECURITIES - 105.6%
(Cost $2,617,945,273)		4,291,325,623
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(226,942,611)
NET ASSETS - 100%		$4,064,383,012

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,726,698 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$972,762
Fidelity Securities Lending Cash Central Fund	198,126
Total	$1,170,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.1%
Ireland	4.2%
Bermuda	2.0%
Bailiwick of Jersey	1.9%
France	1.4%
Israel	1.3%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $201,021,090) — See accompanying schedule: Unaffiliated issuers (cost $2,296,250,874)	$3,969,630,911
Fidelity Central Funds (cost $321,694,399)	321,694,712
Total Investment in Securities (cost $2,617,945,273)		$4,291,325,623
Cash		3,065,511
Receivable for investments sold		3,200,773
Receivable for fund shares sold		9,383,610
Dividends receivable		2,467,698
Distributions receivable from Fidelity Central Funds		223,981
Prepaid expenses		23,698
Other receivables		33,159
Total assets		4,309,724,053
Liabilities
Payable for investments purchased	$32,369,739
Payable for fund shares redeemed	4,932,084
Accrued management fee	1,773,460
Other affiliated payables	586,287
Other payables and accrued expenses	36,144
Collateral on securities loaned	205,643,327
Total liabilities		245,341,041
Net Assets		$4,064,383,012
Net Assets consist of:
Paid in capital		$2,381,835,402
Total distributable earnings (loss)		1,682,547,610
Net Assets, for 55,328,859 shares outstanding		$4,064,383,012
Net Asset Value, offering price and redemption price per share ($4,064,383,012 ÷ 55,328,859 shares)		$73.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$12,180,371
Income from Fidelity Central Funds (including $198,126 from security lending)		1,170,888
Total income		13,351,259
Expenses
Management fee	$9,370,954
Transfer agent fees	2,736,938
Accounting and security lending fees	490,446
Custodian fees and expenses	12,230
Independent trustees' fees and expenses	8,831
Registration fees	129,456
Audit	26,689
Legal	3,570
Miscellaneous	12,032
Total expenses before reductions	12,791,146
Expense reductions	(37,780)
Total expenses after reductions		12,753,366
Net investment income (loss)		597,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,104,977
Fidelity Central Funds	(445)
Foreign currency transactions	(15,919)
Total net realized gain (loss)		17,088,613
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	407,499,994
Assets and liabilities in foreign currencies	(152)
Total change in net unrealized appreciation (depreciation)		407,499,842
Net gain (loss)		424,588,455
Net increase (decrease) in net assets resulting from operations		$425,186,348

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$597,893	$1,576,745
Net realized gain (loss)	17,088,613	94,401,044
Change in net unrealized appreciation (depreciation)	407,499,842	266,646,267
Net increase (decrease) in net assets resulting from operations	425,186,348	362,624,056
Distributions to shareholders	(16,816,493)	(111,405,360)
Share transactions
Proceeds from sales of shares	1,186,482,950	866,407,438
Reinvestment of distributions	15,944,226	105,563,259
Cost of shares redeemed	(413,735,318)	(640,019,796)
Net increase (decrease) in net assets resulting from share transactions	788,691,858	331,950,901
Total increase (decrease) in net assets	1,197,061,713	583,169,597
Net Assets
Beginning of period	2,867,321,299	2,284,151,702
End of period	$4,064,383,012	$2,867,321,299
Other Information
Shares
Sold	16,850,809	14,047,200
Issued in reinvestment of distributions	231,311	1,880,626
Redeemed	(5,892,279)	(10,707,678)
Net increase (decrease)	11,189,841	5,220,148

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$64.96	$58.69	$44.84	$37.16	$38.88	$37.86
Income from Investment Operations
Net investment income (loss)B	.01	.04	.04	.13C	(.02)	(.03)
Net realized and unrealized gain (loss)	8.85	8.92	15.50	7.68	(.15)	4.06
Total from investment operations	8.86	8.96	15.54	7.81	(.17)	4.03
Distributions from net investment income	(.01)	(.03)	(.02)	(.13)	–	(.01)
Distributions from net realized gain	(.35)	(2.66)	(1.67)	–	(1.55)	(3.01)
Total distributions	(.36)	(2.69)	(1.69)	(.13)	(1.55)	(3.01)D
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$73.46	$64.96	$58.69	$44.84	$37.16	$38.88
Total ReturnF,G	13.68%	16.04%	35.17%	21.05%	(.59)%	11.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.74%	.77%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.73%J	.74%	.77%	.79%	.81%	.81%
Expenses net of all reductions	.73%J	.74%	.77%	.79%	.80%	.81%
Net investment income (loss)	.03%J	.06%	.08%	.33%C	(.06)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,064,383	$2,867,321	$2,284,152	$1,663,802	$1,894,175	$941,998
Portfolio turnover rateK	5%J	26%	26%	27%	24%	56%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 D Total distributions of $3.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $3.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Intel Corp.	11.6
Broadcom, Inc.	9.7
Qualcomm, Inc.	9.4
Micron Technology, Inc.	6.4
NVIDIA Corp.	5.6
Marvell Technology Group Ltd.	5.4
ON Semiconductor Corp.	4.8
Lam Research Corp.	4.8
NXP Semiconductors NV	4.5
Applied Materials, Inc.	3.9
66.1

Top Industries (% of fund's net assets)

As of August 31, 2019
Semiconductors & Semiconductor Equipment	86.9%
Electronic Equipment & Components	7.1%
Communications Equipment	2.6%
Technology Hardware, Storage & Peripherals	1.1%
Software	0.4%
All Others*	1.9%

* Includes short-term investments and net other assets (liabilities).

Semiconductors Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Communications Equipment - 2.6%
Communications Equipment - 2.6%
CommScope Holding Co., Inc. (a)	7,878,500	$84,615,090
Electronic Equipment & Components - 7.1%
Electronic Manufacturing Services - 7.1%
Celestica, Inc. (a)	904,300	5,850,821
Flextronics International Ltd. (a)	11,330,100	109,108,863
Jabil, Inc.	2,380,037	68,568,866
TTM Technologies, Inc. (a)	4,131,894	44,045,990
		227,574,540
Independent Power and Renewable Electricity Producers - 0.0%
Renewable Electricity - 0.0%
Bloom Energy Corp. Class A (a)	222,800	998,144
Semiconductors & Semiconductor Equipment - 86.9%
Semiconductor Equipment - 11.5%
Advanced Energy Industries, Inc. (a)	1,017,300	52,533,372
Applied Materials, Inc.	2,628,900	126,239,778
Kulicke & Soffa Industries, Inc.	269,700	5,617,851
Lam Research Corp.	736,573	155,055,982
MKS Instruments, Inc.	417,900	32,717,391
		372,164,374
Semiconductors - 75.4%
Advanced Micro Devices, Inc. (a)	1,337,500	42,064,375
Alpha & Omega Semiconductor Ltd. (a)	891,445	10,501,222
Ambarella, Inc. (a)	92,900	5,190,323
Analog Devices, Inc.	633,096	69,532,934
Broadcom, Inc.	1,112,050	314,309,812
Cree, Inc. (a)	139,100	5,971,563
Intel Corp.	7,916,871	375,338,854
Marvell Technology Group Ltd.	7,243,879	173,635,780
Maxim Integrated Products, Inc.	238,600	13,013,244
MaxLinear, Inc. Class A (a)	9,831	194,850
MediaTek, Inc.	57,000	668,651
Mellanox Technologies Ltd. (a)	455,900	48,804,095
Microchip Technology, Inc. (b)	898,900	77,602,037
Micron Technology, Inc. (a)	4,600,960	208,285,459
Nordic VLSI ASA (a)	57,279	259,485
NVIDIA Corp.	1,072,292	179,619,633
NXP Semiconductors NV	1,413,418	144,366,515
O2Micro International Ltd. sponsored ADR (a)	357,607	464,889
ON Semiconductor Corp. (a)	8,783,246	156,341,779
Qorvo, Inc. (a)	786,124	56,152,837
Qualcomm, Inc.	3,904,284	303,636,167
Renesas Electronics Corp. (a)	9,368,425	58,555,412
Sanken Electric Co. Ltd.	877,600	15,307,505
Semtech Corp. (a)	66,500	2,791,005
Silicon Motion Technology Corp. sponsored ADR	498,300	16,080,141
Skyworks Solutions, Inc.	943,000	70,979,610
SMART Global Holdings, Inc. (a)	339,600	9,648,036
Synaptics, Inc. (a)(b)	726,664	23,267,781
Xilinx, Inc.	529,100	55,058,146
		2,437,642,140

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		2,809,806,514

Software - 0.4%
Application Software - 0.4%
SS&C Technologies Holdings, Inc.	288,200	13,433,002
Technology Hardware, Storage & Peripherals - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Western Digital Corp.	630,300	36,097,281
TOTAL COMMON STOCKS
(Cost $2,524,350,538)		3,172,524,571

Money Market Funds - 3.7%
Fidelity Cash Central Fund 2.13% (c)	52,564,114	52,574,627
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	65,471,538	65,478,085
TOTAL MONEY MARKET FUNDS
(Cost $118,052,431)		118,052,712
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $2,642,402,969)		3,290,577,283
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(57,018,569)
NET ASSETS - 100%		$3,233,558,714

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,015,340
Fidelity Securities Lending Cash Central Fund	76,074
Total	$1,091,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Alpha & Omega Semiconductor Ltd.	$10,846,575	$3,805,896	$5,624,094	$--	$(2,451,158)	$3,924,003	$--
Total	$10,846,575	$3,805,896	$5,624,094	$--	$(2,451,158)	$3,924,003	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.7%
Bermuda	5.7%
Netherlands	4.5%
Singapore	3.4%
Japan	2.3%
Israel	1.5%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $63,874,934) — See accompanying schedule: Unaffiliated issuers (cost $2,524,350,538)	$3,172,524,571
Fidelity Central Funds (cost $118,052,431)	118,052,712
Total Investment in Securities (cost $2,642,402,969)		$3,290,577,283
Receivable for investments sold		8,583,373
Receivable for fund shares sold		1,076,709
Dividends receivable		4,834,524
Distributions receivable from Fidelity Central Funds		113,799
Prepaid expenses		31,996
Other receivables		220,654
Total assets		3,305,438,338
Liabilities
Payable for fund shares redeemed	$4,262,642
Accrued management fee	1,421,735
Other affiliated payables	501,863
Other payables and accrued expenses	220,322
Collateral on securities loaned	65,473,062
Total liabilities		71,879,624
Net Assets		$3,233,558,714
Net Assets consist of:
Paid in capital		$2,566,494,586
Total distributable earnings (loss)		667,064,128
Net Assets, for 315,146,473 shares outstanding		$3,233,558,714
Net Asset Value, offering price and redemption price per share ($3,233,558,714 ÷ 315,146,473 shares)		$10.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$25,751,423
Income from Fidelity Central Funds (including $76,074 from security lending)		1,091,414
Total income		26,842,837
Expenses
Management fee	$8,657,582
Transfer agent fees	2,570,922
Accounting and security lending fees	477,025
Custodian fees and expenses	26,624
Independent trustees' fees and expenses	8,690
Registration fees	69,012
Audit	19,340
Legal	3,423
Miscellaneous	14,979
Total expenses before reductions	11,847,597
Expense reductions	(52,362)
Total expenses after reductions		11,795,235
Net investment income (loss)		15,047,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	111,754,855
Fidelity Central Funds	(205)
Other affiliated issuers	(2,451,158)
Foreign currency transactions	4,731
Total net realized gain (loss)		109,308,223
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	133,093,018
Affiliated issuers	3,924,003
Assets and liabilities in foreign currencies	7,319
Total change in net unrealized appreciation (depreciation)		137,024,340
Net gain (loss)		246,332,563
Net increase (decrease) in net assets resulting from operations		$261,380,165

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,047,602	$30,274,775
Net realized gain (loss)	109,308,223	295,665,075
Change in net unrealized appreciation (depreciation)	137,024,340	(362,836,983)
Net increase (decrease) in net assets resulting from operations	261,380,165	(36,897,133)
Distributions to shareholders	(2,623,239)	(611,562,086)
Share transactions
Proceeds from sales of shares	411,704,026	593,371,840
Reinvestment of distributions	2,516,962	585,226,471
Cost of shares redeemed	(491,924,898)	(1,130,198,787)
Net increase (decrease) in net assets resulting from share transactions	(77,703,910)	48,399,524
Total increase (decrease) in net assets	181,053,016	(600,059,695)
Net Assets
Beginning of period	3,052,505,698	3,652,565,393
End of period	$3,233,558,714	$3,052,505,698
Other Information
Shares(a)
Sold	40,747,273	55,572,693
Issued in reinvestment of distributions	242,716	66,721,427
Redeemed	(50,188,889)	(108,362,277)
Net increase (decrease)	(9,198,900)	13,931,843

 (a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Semiconductors Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A	2018 A	2017 A	2016 A,B	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.41	$11.77	$10.12	$6.99	$8.95	$6.83
Income from Investment Operations
Net investment income (loss)C	.05	.10	.05	.10	.07	.05
Net realized and unrealized gain (loss)	.81	(.35)	3.24	3.40	(.88)	2.33
Total from investment operations	.86	(.25)	3.29	3.50	(.81)	2.38
Distributions from net investment income	(.01)	(.06)	(.12)	(.07)	(.08)	(.05)
Distributions from net realized gain	–	(2.05)	(1.52)	(.30)	(1.07)	(.21)
Total distributions	(.01)	(2.11)	(1.64)	(.37)	(1.15)	(.26)
Redemption fees added to paid in capitalC	–	–	–D	–D	–D	–D
Net asset value, end of period	$10.26	$9.41	$11.77	$10.12	$6.99	$8.95
Total ReturnE,F	9.12%	.19%	34.20%	51.79%	(10.44)%	34.91%
Ratios to Average Net AssetsG,H
Expenses before reductions	.73%I	.73%	.75%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.73%I	.73%	.75%	.77%	.77%	.78%
Expenses net of all reductions	.73%I	.72%	.74%	.75%	.74%	.77%
Net investment income (loss)	.93%I	.92%	.47%	1.19%	.88%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$3,233,559	$3,052,506	$3,652,565	$3,012,372	$1,338,175	$2,395,039
Portfolio turnover rateJ	112%I	130%	110%	110%	179%	132%K

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Microsoft Corp.	24.6
Visa, Inc. Class A	7.1
Adobe, Inc.	5.8
MasterCard, Inc. Class A	5.1
Salesforce.com, Inc.	4.5
PayPal Holdings, Inc.	4.1
Alphabet, Inc. Class A	3.3
Cognizant Technology Solutions Corp. Class A	2.3
Oracle Corp.	2.1
Citrix Systems, Inc.	2.0
60.9

Top Industries (% of fund's net assets)

As of August 31, 2019
Software	51.6%
IT Services	32.0%
Interactive Media & Services	4.6%
Entertainment	2.6%
Internet & Direct Marketing Retail	1.7%
All Others*	7.5%

* Includes short-term investments and net other assets (liabilities).

Software and IT Services Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Electronic Equipment & Components - 0.6%
Electronic Equipment & Instruments - 0.6%
Trimble, Inc. (a)	1,211,200	$45,444,224
Entertainment - 2.6%
Interactive Home Entertainment - 2.6%
Activision Blizzard, Inc.	1,809,200	91,545,520
Electronic Arts, Inc. (a)	1,031,500	96,630,920
		188,176,440
Interactive Media & Services - 4.6%
Interactive Media & Services - 4.6%
Alphabet, Inc. Class A (a)	202,100	240,606,113
Facebook, Inc. Class A (a)	252,500	46,881,675
Tencent Holdings Ltd.	576,900	23,817,624
Twitter, Inc. (a)	600,900	25,628,385
		336,933,797
Internet & Direct Marketing Retail - 1.7%
Internet & Direct Marketing Retail - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	433,400	75,858,002
The Booking Holdings, Inc. (a)	24,100	47,390,481
		123,248,483
IT Services - 32.0%
Data Processing & Outsourced Services - 21.5%
Alliance Data Systems Corp.	320,900	39,454,655
Broadridge Financial Solutions, Inc.	258,500	33,460,240
ExlService Holdings, Inc. (a)	527,500	35,711,750
Fidelity National Information Services, Inc.	297,900	40,579,938
FleetCor Technologies, Inc. (a)	235,700	70,332,880
Global Payments, Inc.	161,000	26,722,780
MasterCard, Inc. Class A	1,338,400	376,585,608
NIC, Inc.	1,063,400	22,139,988
PayPal Holdings, Inc. (a)	2,786,200	303,835,110
The Western Union Co.	773,100	17,100,972
Total System Services, Inc.	585,200	78,545,544
Visa, Inc. Class A	2,884,520	521,578,906
WEX, Inc. (a)	46,600	9,532,030
		1,575,580,401
Internet Services & Infrastructure - 1.7%
Akamai Technologies, Inc. (a)	1,392,200	124,086,786
IT Consulting & Other Services - 8.8%
Accenture PLC Class A	555,300	110,043,801
Capgemini SA	646,200	77,518,997
Cognizant Technology Solutions Corp. Class A	2,720,400	167,005,356
DXC Technology Co.	422,600	14,038,772
Gartner, Inc. (a)	527,700	70,537,659
IBM Corp.	946,200	128,238,486
Leidos Holdings, Inc.	732,500	63,991,200
Liveramp Holdings, Inc. (a)(b)	314,700	13,330,692
		644,704,963

TOTAL IT SERVICES		2,344,372,150

Semiconductors & Semiconductor Equipment - 0.6%
Semiconductors - 0.6%
NVIDIA Corp.	131,200	21,977,312
Qualcomm, Inc.	292,000	22,708,840
		44,686,152
Software - 51.6%
Application Software - 22.0%
Adobe, Inc. (a)	1,486,300	422,867,213
Autodesk, Inc. (a)	856,100	122,268,202
Blackbaud, Inc.	256,700	23,351,999
BlackLine, Inc. (a)	328,600	16,735,598
Box, Inc. Class A (a)	1,532,900	22,426,327
Citrix Systems, Inc.	1,545,750	143,723,835
Cloudera, Inc. (a)(b)	3,193,100	22,798,734
Constellation Software, Inc.	34,400	33,503,698
Dropbox, Inc. Class A (a)	1,064,000	19,045,600
HubSpot, Inc. (a)	22,300	4,452,864
Instructure, Inc. (a)(b)	716,381	29,629,518
Intuit, Inc.	278,300	80,250,588
LogMeIn, Inc.	187,300	12,519,132
Micro Focus International PLC	1,333,964	18,216,660
Monotype Imaging Holdings, Inc.	814,200	16,080,450
New Relic, Inc. (a)	119,900	6,875,066
Nuance Communications, Inc. (a)	1,154,900	19,413,869
Nutanix, Inc. Class A (a)	676,100	16,381,903
Parametric Technology Corp. (a)	723,400	47,360,998
Pivotal Software, Inc. (a)(b)	4,120,900	61,442,619
RealPage, Inc. (a)	254,000	16,172,180
Salesforce.com, Inc. (a)	2,132,126	332,760,905
Slack Technologies, Inc. Class A (a)(b)	279,900	8,016,336
SPS Commerce, Inc. (a)	246,600	12,463,164
Talend SA ADR (a)	565,900	23,026,471
Workday, Inc. Class A (a)	354,400	62,828,032
Zendesk, Inc. (a)	178,700	14,331,740
		1,608,943,701
Systems Software - 29.6%
Check Point Software Technologies Ltd. (a)	120,000	12,924,000
Microsoft Corp.	13,088,000	1,804,311,681
Oracle Corp.	3,015,400	156,981,724
Palo Alto Networks, Inc. (a)	289,700	58,988,714
Pluralsight, Inc. (a)(b)	2,053,500	33,061,350
Symantec Corp.	4,240,600	98,593,950
		2,164,861,419

TOTAL SOFTWARE		3,773,805,120

Technology Hardware, Storage & Peripherals - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	459,400	95,895,156
Pure Storage, Inc. Class A (a)	489,000	7,960,920
		103,856,076
TOTAL COMMON STOCKS
(Cost $4,300,533,523)		6,960,522,442

Money Market Funds - 4.9%
Fidelity Cash Central Fund 2.13% (c)	323,256,187	323,320,839
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	36,516,896	36,520,548
TOTAL MONEY MARKET FUNDS
(Cost $359,837,542)		359,841,387
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,660,371,065)		7,320,363,829
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,461,323
NET ASSETS - 100%		$7,322,825,152

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,827,292
Fidelity Securities Lending Cash Central Fund	19,424
Total	$4,846,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$6,960,522,442	$6,918,488,158	$42,034,284	$--
Money Market Funds	359,841,387	359,841,387	--	--
Total Investments in Securities:	$7,320,363,829	$7,278,329,545	$42,034,284	$--

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,492,642) — See accompanying schedule: Unaffiliated issuers (cost $4,300,533,523)	$6,960,522,442
Fidelity Central Funds (cost $359,837,542)	359,841,387
Total Investment in Securities (cost $4,660,371,065)		$7,320,363,829
Receivable for investments sold		36,783,604
Receivable for fund shares sold		3,797,880
Dividends receivable		8,951,116
Distributions receivable from Fidelity Central Funds		625,301
Prepaid expenses		54,079
Other receivables		391,654
Total assets		7,370,967,463
Liabilities
Payable for fund shares redeemed	$7,038,874
Accrued management fee	3,241,000
Other affiliated payables	1,024,737
Other payables and accrued expenses	320,020
Collateral on securities loaned	36,517,680
Total liabilities		48,142,311
Net Assets		$7,322,825,152
Net Assets consist of:
Paid in capital		$4,466,710,410
Total distributable earnings (loss)		2,856,114,742
Net Assets, for 391,727,301 shares outstanding		$7,322,825,152
Net Asset Value, offering price and redemption price per share ($7,322,825,152 ÷ 391,727,301 shares)		$18.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$32,966,555
Income from Fidelity Central Funds (including $19,424 from security lending)		4,846,716
Total income		37,813,271
Expenses
Management fee	$18,996,167
Transfer agent fees	5,413,322
Accounting and security lending fees	584,026
Custodian fees and expenses	29,252
Independent trustees' fees and expenses	18,848
Registration fees	111,932
Audit	26,242
Legal	7,191
Miscellaneous	27,412
Total expenses before reductions	25,214,392
Expense reductions	(44,132)
Total expenses after reductions		25,170,260
Net investment income (loss)		12,643,011
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	187,640,754
Fidelity Central Funds	177
Foreign currency transactions	(19,889)
Total net realized gain (loss)		187,621,042
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	491,085,994
Assets and liabilities in foreign currencies	(503)
Total change in net unrealized appreciation (depreciation)		491,085,491
Net gain (loss)		678,706,533
Net increase (decrease) in net assets resulting from operations		$691,349,544

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,643,011	$6,169,057
Net realized gain (loss)	187,621,042	951,041,361
Change in net unrealized appreciation (depreciation)	491,085,491	(361,820,252)
Net increase (decrease) in net assets resulting from operations	691,349,544	595,390,166
Distributions to shareholders	(669,388,041)	(333,011,171)
Share transactions
Proceeds from sales of shares	817,769,285	1,674,148,271
Reinvestment of distributions	634,813,866	316,098,925
Cost of shares redeemed	(692,615,151)	(1,251,087,217)
Net increase (decrease) in net assets resulting from share transactions	759,968,000	739,159,979
Total increase (decrease) in net assets	781,929,503	1,001,538,974
Net Assets
Beginning of period	6,540,895,649	5,539,356,675
End of period	$7,322,825,152	$6,540,895,649
Other Information
Shares(a)
Sold	44,102,278	90,790,200
Issued in reinvestment of distributions	35,523,998	18,671,999
Redeemed	(37,494,484)	(69,476,890)
Net increase (decrease)	42,131,792	39,985,309

 (a) Share activity prior to May 11, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Software and IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A	2018 A	2017 A	2016 A,B	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$18.71	$17.89	$14.09	$11.11	$11.94	$12.44
Income from Investment Operations
Net investment income (loss)C	.03	.02	(.02)	(.01)	.01	(.02)
Net realized and unrealized gain (loss)	1.85	1.81	5.01	3.50	(.20)	.73
Total from investment operations	1.88	1.83	4.99	3.49	(.19)	.71
Distributions from net investment income	(.01)	(.01)	–	(.01)	(.01)	–
Distributions from net realized gain	(1.89)	(1.00)	(1.19)	(.50)	(.63)	(1.21)
Total distributions	(1.90)	(1.01)	(1.19)	(.51)	(.64)	(1.21)
Redemption fees added to paid in capitalC	–	–	–	–D	–D	–D
Net asset value, end of period	$18.69	$18.71	$17.89	$14.09	$11.11	$11.94
Total ReturnE,F	10.54%	10.90%	36.76%	31.83%	(1.84)%	6.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.72%	.73%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.71%I	.72%	.73%	.76%	.76%	.77%
Expenses net of all reductions	.71%I	.71%	.73%	.75%	.76%	.77%
Net investment income (loss)	.36%I	.10%	(.09)%	(.11)%	.10%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,322,825	$6,540,896	$5,539,357	$4,155,435	$2,971,370	$3,012,792
Portfolio turnover rateJ	18%I	48%	31%	44%	36%	53%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
Microsoft Corp.	17.7
Apple, Inc.	17.2
Visa, Inc. Class A	6.1
MasterCard, Inc. Class A	4.0
Adobe, Inc.	3.2
Salesforce.com, Inc.	3.1
Accenture PLC Class A	2.0
Applied Materials, Inc.	1.9
PayPal Holdings, Inc.	1.9
Alphabet, Inc. Class C	1.9
59.0

Top Industries (% of fund's net assets)

As of August 31, 2019
Software	31.1%
IT Services	22.8%
Technology Hardware, Storage & Peripherals	17.7%
Semiconductors & Semiconductor Equipment	16.4%
Internet & Direct Marketing Retail	3.4%
All Others*	8.6%

* Includes short-term investments and net other assets (liabilities).

Technology Portfolio

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Communications Equipment - 2.0%
Communications Equipment - 2.0%
Arista Networks, Inc. (a)	47,800	$10,832,436
Cisco Systems, Inc.	1,537,304	71,961,200
Motorola Solutions, Inc.	151,500	27,407,865
		110,201,501
Electronic Equipment & Components - 2.1%
Electronic Components - 0.8%
Amphenol Corp. Class A	267,930	23,454,592
Corning, Inc.	722,766	20,129,033
		43,583,625
Electronic Equipment & Instruments - 0.5%
Keysight Technologies, Inc. (a)	163,086	15,796,510
Zebra Technologies Corp. Class A (a)	48,300	9,902,949
		25,699,459
Electronic Manufacturing Services - 0.5%
TE Connectivity Ltd.	310,600	28,332,932
Technology Distributors - 0.3%
CDW Corp.	134,900	15,580,950

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		113,196,966

Entertainment - 1.4%
Movies & Entertainment - 1.4%
Netflix, Inc. (a)	261,086	76,694,013
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified REITs - 0.6%
Ant International Co. Ltd. Class C (a)(b)(c)	4,366,389	31,438,001
Interactive Media & Services - 1.9%
Interactive Media & Services - 1.9%
Alphabet, Inc. Class C (a)	87,768	104,277,161
Internet & Direct Marketing Retail - 3.3%
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	29,100	51,690,039
eBay, Inc.	1,086,100	43,758,969
Meituan Dianping Class B	7,346,217	69,517,938
Pinduoduo, Inc. ADR (a)	408,100	13,373,437
		178,340,383
IT Services - 22.8%
Data Processing & Outsourced Services - 18.1%
Alliance Data Systems Corp.	43,000	5,286,850
Automatic Data Processing, Inc.	222,014	37,706,858
Broadridge Financial Solutions, Inc.	101,041	13,078,747
Fidelity National Information Services, Inc.	724,827	98,735,934
Fiserv, Inc. (a)	490,085	52,409,690
FleetCor Technologies, Inc. (a)	82,900	24,737,360
Global Payments, Inc.	145,000	24,067,100
Jack Henry & Associates, Inc.	66,893	9,696,809
MasterCard, Inc. Class A	785,100	220,903,587
Paychex, Inc.	286,947	23,443,570
PayPal Holdings, Inc. (a)	959,700	104,655,285
Square, Inc. (a)	276,200	17,080,208
The Western Union Co.	415,500	9,190,860
Total System Services, Inc.	151,500	20,334,330
Visa, Inc. Class A	1,845,600	333,721,392
		995,048,580
Internet Services & Infrastructure - 2.2%
Akamai Technologies, Inc. (a)	147,000	13,102,110
GoDaddy, Inc. (a)	153,600	9,729,024
MongoDB, Inc. Class A (a)(d)	313,500	47,749,185
Okta, Inc. (a)	239,900	30,347,350
VeriSign, Inc. (a)	96,673	19,706,791
		120,634,460
IT Consulting & Other Services - 2.5%
Accenture PLC Class A	546,608	108,321,307
DXC Technology Co.	255,700	8,494,354
Gartner, Inc. (a)	79,264	10,595,219
Leidos Holdings, Inc.	109,167	9,536,829
		136,947,709

TOTAL IT SERVICES		1,252,630,749

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	1,015,442	996,707
Road & Rail - 0.6%
Trucking - 0.6%
Lyft, Inc.	374,294	18,329,177
Uber Technologies, Inc.	515,696	15,956,408
		34,285,585
Semiconductors & Semiconductor Equipment - 16.4%
Semiconductor Equipment - 3.8%
Applied Materials, Inc.	2,226,100	106,897,322
ASML Holding NV (Netherlands)	94,200	20,950,719
KLA-Tencor Corp.	145,900	21,578,610
Lam Research Corp.	277,600	58,437,576
		207,864,227
Semiconductors - 12.6%
Advanced Micro Devices, Inc. (a)	839,600	26,405,420
ams AG (a)	402,340	16,109,860
Analog Devices, Inc.	327,300	35,947,359
Broadcom, Inc.	365,464	103,294,745
Intel Corp.	1,548,741	73,425,811
Marvell Technology Group Ltd.	1,619,154	38,811,121
Microchip Technology, Inc. (d)	207,700	17,930,741
Micron Technology, Inc. (a)	1,039,900	47,076,273
NVIDIA Corp.	498,750	83,545,613
NXP Semiconductors NV	532,400	54,379,336
ON Semiconductor Corp. (a)	401,700	7,150,260
Qorvo, Inc. (a)	120,000	8,571,600
Qualcomm, Inc.	1,220,200	94,894,954
Skyworks Solutions, Inc.	167,800	12,630,306
Texas Instruments, Inc.	598,783	74,099,396
		694,272,795

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		902,137,022

Software - 31.1%
Application Software - 11.9%
Adobe, Inc. (a)	611,239	173,903,608
ANSYS, Inc. (a)	68,498	14,148,947
Atlassian Corp. PLC (a)	186,525	25,089,478
Autodesk, Inc. (a)	201,900	28,835,358
Cadence Design Systems, Inc. (a)	246,642	16,890,044
Citrix Systems, Inc.	119,048	11,069,083
Intuit, Inc.	326,000	94,005,360
Nutanix, Inc. Class B (a)(e)	72,872	1,765,689
Parametric Technology Corp. (a)	641,850	42,021,920
Salesforce.com, Inc. (a)	1,075,488	167,851,412
Splunk, Inc. (a)	119,500	13,362,490
SS&C Technologies Holdings, Inc.	478,900	22,321,529
Synopsys, Inc. (a)	129,901	18,421,261
Workday, Inc. Class A (a)	130,900	23,205,952
		652,892,131
Systems Software - 19.2%
Crowdstrike Holdings, Inc. (d)	8,900	723,392
Fortinet, Inc. (a)	124,229	9,836,452
Microsoft Corp.	7,056,540	972,814,602
Palo Alto Networks, Inc. (a)	83,500	17,002,270
ServiceNow, Inc. (a)	154,600	40,480,464
Symantec Corp.	544,000	12,648,000
		1,053,505,180

TOTAL SOFTWARE		1,706,397,311

Technology Hardware, Storage & Peripherals - 17.7%
Technology Hardware, Storage & Peripherals - 17.7%
Apple, Inc.	4,516,097	942,690,088
NetApp, Inc.	240,200	11,544,012
Western Digital Corp.	253,300	14,506,491
		968,740,591
TOTAL COMMON STOCKS
(Cost $4,133,771,443)		5,479,335,990

Convertible Preferred Stocks - 0.4%
Food & Staples Retailing - 0.3%
Food Retail - 0.3%
Roofoods Ltd. Series F (a)(b)(c)	41,041	17,151,034
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (b)(c)	250,861	5,440,247
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (b)(c)	25,657	1,009,647
Series B1 (b)(c)	1,278	50,291
Series B2 (b)(c)	6,365	250,474
		1,310,412
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,261,549)		23,901,693

Money Market Funds - 0.4%
Fidelity Securities Lending Cash Central Fund 2.13% (f)(g)
(Cost $21,331,389)	21,329,256	21,331,389
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $4,176,364,381)		5,524,569,072
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(38,509,682)
NET ASSETS - 100%		$5,486,059,390

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,339,693 or 1.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,765,689 or 0.0% of net assets.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
Reddit, Inc. Series D	2/4/19	$5,440,247
Roofoods Ltd. Series F	9/12/17	$14,510,890
UiPath, Inc. Series A1	6/14/19	$1,009,647
UiPath, Inc. Series B1	6/14/19	$50,291
UiPath, Inc. Series B2	6/14/19	$250,474

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$511,804
Fidelity Securities Lending Cash Central Fund	96,352
Total	$608,156

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$5,479,335,990	$5,340,476,217	$106,425,065	$32,434,708
Convertible Preferred Stocks	23,901,693	--	--	23,901,693
Money Market Funds	21,331,389	21,331,389	--	--
Total Investments in Securities:	$5,524,569,072	$5,361,807,606	$106,425,065	$56,336,401

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$70,182,546
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(23,311,260)
Cost of Purchases	1,310,412
Proceeds of Sales	(24,280,005)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$23,901,693
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2019	$(5,354,209)
Other Investments in Securities
Beginning Balance	$29,260,049
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	3,174,659
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$32,434,708
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2019	$3,174,659

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,720,154) — See accompanying schedule: Unaffiliated issuers (cost $4,155,032,992)	$5,503,237,683
Fidelity Central Funds (cost $21,331,389)	21,331,389
Total Investment in Securities (cost $4,176,364,381)		$5,524,569,072
Cash		221
Receivable for fund shares sold		1,932,067
Dividends receivable		5,854,147
Distributions receivable from Fidelity Central Funds		50,131
Prepaid expenses		62,013
Other receivables		309,540
Total assets		5,532,777,191
Liabilities
Payable for fund shares redeemed	$5,537,838
Accrued management fee	2,454,034
Notes payable to affiliates	16,303,000
Other affiliated payables	802,997
Other payables and accrued expenses	300,448
Collateral on securities loaned	21,319,484
Total liabilities		46,717,801
Net Assets		$5,486,059,390
Net Assets consist of:
Paid in capital		$4,076,562,651
Total distributable earnings (loss)		1,409,496,739
Net Assets, for 314,139,125 shares outstanding		$5,486,059,390
Net Asset Value, offering price and redemption price per share ($5,486,059,390 ÷ 314,139,125 shares)		$17.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$30,144,777
Income from Fidelity Central Funds (including $96,352 from security lending)		608,156
Total income		30,752,933
Expenses
Management fee	$14,773,590
Transfer agent fees	4,246,373
Accounting and security lending fees	553,304
Custodian fees and expenses	(1,060)
Independent trustees' fees and expenses	14,799
Registration fees	67,493
Audit	27,261
Legal	6,729
Interest	2,905
Miscellaneous	26,663
Total expenses before reductions	19,718,057
Expense reductions	(55,900)
Total expenses after reductions		19,662,157
Net investment income (loss)		11,090,776
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,237,716
Redemptions in-kind with affiliated entities	44,795,304
Fidelity Central Funds	984
Foreign currency transactions	2,107
Total net realized gain (loss)		94,036,111
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	553,799,701
Assets and liabilities in foreign currencies	(180)
Total change in net unrealized appreciation (depreciation)		553,799,521
Net gain (loss)		647,835,632
Net increase (decrease) in net assets resulting from operations		$658,926,408

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,090,776	$19,936,210
Net realized gain (loss)	94,036,111	1,037,466,722
Change in net unrealized appreciation (depreciation)	553,799,521	(1,294,917,827)
Net increase (decrease) in net assets resulting from operations	658,926,408	(237,514,895)
Distributions to shareholders	–	(1,122,751,603)
Share transactions
Proceeds from sales of shares	486,348,951	1,410,590,985
Reinvestment of distributions	–	1,076,404,658
Cost of shares redeemed	(783,337,467)	(3,244,907,806)
Net increase (decrease) in net assets resulting from share transactions	(296,988,516)	(757,912,163)
Total increase (decrease) in net assets	361,937,892	(2,118,178,661)
Net Assets
Beginning of period	5,124,121,498	7,242,300,159
End of period	$5,486,059,390	$5,124,121,498
Other Information
Shares(a)
Sold	29,030,844	80,059,360
Issued in reinvestment of distributions	–	68,331,578
Redeemed	(46,645,348)	(190,798,339)
Net increase (decrease)	(17,614,504)	(42,407,401)

 (a) Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 share split that occurred on that date.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Technology Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A	2018 A	2017 A	2016 A,B	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$15.45	$19.36	$14.70	$10.78	$12.09	$13.07
Income from Investment Operations
Net investment income (loss)C	.03	.06	–	.01	.01	.02
Net realized and unrealized gain (loss)	1.98	(.78)	6.15	4.11	(.82)	1.03
Total from investment operations	2.01	(.72)	6.15	4.12	(.81)	1.05
Distributions from net investment income	–	(.02)	–	(.01)	(.01)	(.02)
Distributions from net realized gain	–	(3.17)	(1.49)	(.19)	(.49)	(2.01)
Total distributions	–	(3.19)	(1.49)	(.20)	(.50)	(2.03)
Redemption fees added to paid in capitalC	–	–	–	–D	–D	–D
Net asset value, end of period	$17.46	$15.45	$19.36	$14.70	$10.78	$12.09
Total ReturnE,F	13.01%	(3.03)%	43.71%	38.52%	(7.16)%	9.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.72%	.75%	.77%	.78%	.78%
Expenses net of fee waivers, if any	.72%I	.72%	.75%	.77%	.77%	.78%
Expenses net of all reductions	.71%I	.71%	.74%	.76%	.76%	.78%
Net investment income (loss)	.40%I	.34%	.01%	.11%	.11%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$5,486,059	$5,124,121	$7,242,300	$4,119,489	$2,777,346	$2,824,848
Portfolio turnover rateJ	10%I,K	126%K	71%	82%	130%	144%

 A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, IT Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by Technology Portfolio that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$56,336,401	Market comparable	Enterprise value/Sales multiple (EV/S)	8.1	Increase
		Market approach	Discount rate	6.0%	Decrease
			Transaction price Discount for lack of marketability	$21.69 - $417.90 / $306.96 50.0%	Increase Decrease

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Computers Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio and Technology Portfolio, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Computers Portfolio	$42,898
Semiconductors Portfolio	175,868
Software and IT Services Portfolio	270,447
Technology Portfolio	261,392

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Communications Equipment Portfolio	$169,595,485	$42,743,244	$(8,117,144)	$34,626,100
Computers Portfolio	362,312,167	122,554,844	(13,571,890)	108,982,954
IT Services Portfolio	2,626,120,161	1,756,283,717	(91,078,255)	1,665,205,462
Semiconductors Portfolio	2,666,375,532	729,826,507	(105,624,756)	624,201,751
Software and IT Services Portfolio	4,662,737,307	2,847,983,932	(190,357,410)	2,657,626,522
Technology Portfolio	4,195,113,455	1,399,539,268	(70,083,651)	1,329,455,617

In addition, certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to February 28, 2019, and ordinary losses recognized during the period January 1, 2019 to February 28, 2019. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Computers Portfolio	–	(120,917)
Semiconductors Portfolio	(76,699,891)	–
Technology Portfolio	(18,413,476)	–

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	117,761,405	128,063,763
Computers Portfolio	281,453,456	315,680,602
IT Services Portfolio	835,526,365	83,277,023
Semiconductors Portfolio	1,762,701,715	1,773,277,362
Software and IT Services Portfolio	831,499,514	585,578,165
Technology Portfolio	263,011,305	390,102,431

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.24%	.54%
Computers Portfolio	.30%	.24%	.54%
IT Services Portfolio	.30%	.24%	.54%
Semiconductors Portfolio	.30%	.24%	.54%
Software and IT Services Portfolio	.30%	.24%	.54%
Technology Portfolio	.30%	.24%	.54%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.20%
Computers Portfolio	.17%
IT Services Portfolio	.16%
Semiconductors Portfolio	.16%
Software and IT Services Portfolio	.15%
Technology Portfolio	.15%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with each Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to the following annualized rates:

% of Average Net Assets
Communications Equipment Portfolio	.04
Computers Portfolio	.04
IT Services Portfolio	.03
Semiconductors Portfolio	.03
Software and IT Services Portfolio	.02
Technology Portfolio	.02

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$11,243
Computers Portfolio	9,194
IT Services Portfolio	11,811
Semiconductors Portfolio	96,870
Software and IT Services Portfolio	21,870
Technology Portfolio	5,934

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Computers Portfolio had no interfund loans outstanding. Technology Portfolio's open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Computers Portfolio	Borrower	$11,918,000	2.63%	$1,744
Technology Portfolio	Borrower	$15,324,200	2.38%	$2,905

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. Affiliated Redemptions In-Kind. During the period, 5,658,948 shares of Technology Portfolio were redeemed in-kind for investments and cash with a value of $97,220,739. The net realized gain of $44,795,304 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Technology Portfolio recognized no gain or loss for federal income tax purposes.

During the prior period, 68,677,500* shares of Technology Portfolio were redeemed in-kind for investments and cash with a value of $1,186,541,219. Technology Portfolio had a net realized gain of $473,405,337 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Technology Portfolio recognized no gain or loss for federal income tax purposes.

* Share activity prior to August 10, 2018 has been adjusted to reflect the impact of the 10 for 1 split that occurred on that date.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Communications Equipment Portfolio	$295
Computers Portfolio	666
IT Services Portfolio	4,089
Semiconductors Portfolio	4,167
Software and IT Services Portfolio	9,002
Technology Portfolio	7,077

During the period, the Funds did not borrow on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending fees paid to NFS were as follows:

Communications Equipment Portfolio	$2,416
Computers Portfolio	20
IT Services Portfolio	934
Semiconductors Portfolio	3,296
Software and IT Services Portfolio	742
Technology Portfolio	3,991

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custodian credits	Transfer Agent credits
Communications Equipment Portfolio	$15,707	$122	$21
Computers Portfolio	19,861	–	61
IT Services Portfolio	27,515	636	–
Semiconductors Portfolio	40,391	–	1,597
Software and IT Services Portfolio	18,838	173	1,884
Technology Portfolio	34,858	431	1,676

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Communications Equipment Portfolio	$813
Computers Portfolio	1,820
IT Services Portfolio	9,629
Semiconductors Portfolio	10,374
Software and IT Services Portfolio	23,237
Technology Portfolio	18,935

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Communications Equipment Portfolio	.83%
Actual		$1,000.00	$895.80	$3.96
Hypothetical-C		$1,000.00	$1,020.96	$4.22
Computers Portfolio	.77%
Actual		$1,000.00	$1,029.00	$3.93
Hypothetical-C		$1,000.00	$1,021.27	$3.91
IT Services Portfolio	.73%
Actual		$1,000.00	$1,136.80	$3.92
Hypothetical-C		$1,000.00	$1,021.47	$3.71
Semiconductors Portfolio	.73%
Actual		$1,000.00	$1,091.20	$3.84
Hypothetical-C		$1,000.00	$1,021.47	$3.71
Software and IT Services Portfolio	.71%
Actual		$1,000.00	$1,105.40	$3.76
Hypothetical-C		$1,000.00	$1,021.57	$3.61
Technology Portfolio	.72%
Actual		$1,000.00	$1,130.10	$3.86
Hypothetical-C		$1,000.00	$1,021.52	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELTEC-SANN-1019
1.813673.114

Fidelity® Select Portfolios® Consumer Staples Sector Consumer Staples Portfolio Semi-Annual Report August 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2019

% of fund's net assets
The Coca-Cola Co.	10.2
Procter & Gamble Co.	10.2
Philip Morris International, Inc.	5.8
Altria Group, Inc.	5.1
PepsiCo, Inc.	4.7
Monster Beverage Corp.	4.5
Spectrum Brands Holdings, Inc.	4.0
Coty, Inc. Class A	4.0
Mondelez International, Inc.	3.3
Costco Wholesale Corp.	3.2
55.0

Top Industries (% of fund's net assets)

As of August 31, 2019
Beverages	25.3%
Household Products	20.0%
Food Products	19.1%
Tobacco	11.6%
Food & Staples Retailing	11.2%
All Others*	12.8%

* Includes short-term investments and net other assets (liabilities).

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Beverages - 25.3%
Brewers - 1.3%
Anheuser-Busch InBev SA NV	143,100	$13,525,733
Beijing Yanjing Brewery Co. Ltd. (A Shares)	6,079,840	5,385,953
		18,911,686
Distillers & Vintners - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.)	160,700	32,839,045
Kweichow Moutai Co. Ltd. (A Shares)	13,453	2,146,675
		34,985,720
Soft Drinks - 21.6%
Coca-Cola European Partners PLC	179,653	10,121,650
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	71,000	4,189,000
Coca-Cola West Co. Ltd.	44,000	956,747
Fever-Tree Drinks PLC	2,176	59,839
Keurig Dr. Pepper, Inc. (a)	617,100	16,834,488
Monster Beverage Corp. (b)	1,132,502	66,443,892
PepsiCo, Inc.	505,100	69,062,323
The Coca-Cola Co.	2,753,518	151,553,630
		319,221,569

TOTAL BEVERAGES		373,118,975

Food & Staples Retailing - 11.2%
Drug Retail - 1.3%
Walgreens Boots Alliance, Inc.	380,224	19,463,667
Food Distributors - 3.0%
Performance Food Group Co. (b)	142,100	6,648,859
Sysco Corp.	317,900	23,629,507
U.S. Foods Holding Corp. (b)	363,316	14,696,132
		44,974,498
Food Retail - 2.1%
Kroger Co.	1,142,170	27,046,586
Sprouts Farmers Market LLC (b)	188,500	3,383,575
		30,430,161
Hypermarkets & Super Centers - 4.8%
BJ's Wholesale Club Holdings, Inc. (b)	21,300	559,338
Costco Wholesale Corp.	159,600	47,043,696
Walmart, Inc.	199,600	22,806,296
		70,409,330

TOTAL FOOD & STAPLES RETAILING		165,277,656

Food Products - 19.1%
Agricultural Products - 1.0%
Bunge Ltd.	128,935	6,886,418
Darling International, Inc. (b)	392,500	7,300,500
		14,186,918
Packaged Foods & Meats - 18.1%
Conagra Brands, Inc.	608,300	17,251,388
Danone SA	319,591	28,631,950
Freshpet, Inc. (b)	345,700	16,966,956
General Mills, Inc.	365,200	19,647,760
JBS SA	2,388,500	17,096,146
Kellogg Co.	108,100	6,788,680
Lamb Weston Holdings, Inc.	45,100	3,174,589
Mondelez International, Inc.	891,958	49,253,921
Muyuan Foodstuff Co. Ltd. (A Shares)	411,100	4,618,327
Post Holdings, Inc. (b)	59,000	5,881,710
SunOpta, Inc. (b)	195,591	449,859
The Hain Celestial Group, Inc. (a)(b)	131,299	2,501,246
The J.M. Smucker Co.	204,900	21,547,284
The Kraft Heinz Co.	1,064,500	27,166,040
TreeHouse Foods, Inc. (a)(b)	320,459	16,231,248
Tyson Foods, Inc. Class A	280,700	26,116,328
Wens Foodstuffs Group Co. Ltd. (A Shares)	691,273	4,007,506
		267,330,938

TOTAL FOOD PRODUCTS		281,517,856

Household Products - 20.0%
Household Products - 20.0%
C&S Paper Co. Ltd. (A Shares)	4,028,497	7,649,686
Colgate-Palmolive Co.	564,780	41,878,437
Energizer Holdings, Inc.	142,200	5,474,700
Essity AB Class B	909,100	28,353,075
Procter & Gamble Co.	1,250,050	150,293,512
Reckitt Benckiser Group PLC	35,659	2,786,785
Spectrum Brands Holdings, Inc. (a)	1,061,599	59,311,536
		295,747,731
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Ocado Group PLC (b)	346,800	5,466,832
The Honest Co., Inc. (b)(c)(d)	212,235	3,200,504
		8,667,336
Multiline Retail - 1.0%
General Merchandise Stores - 1.0%
Dollar General Corp.	34,100	5,322,669
Dollar Tree, Inc. (b)	95,500	9,696,115
		15,018,784
Personal Products - 11.0%
Personal Products - 11.0%
Avon Products, Inc. (b)	4,003,407	17,414,820
Coty, Inc. Class A (a)	6,165,297	58,878,586
Edgewell Personal Care Co. (b)	880,291	24,507,301
Estee Lauder Companies, Inc. Class A	42,439	8,402,498
Ontex Group NV	875,400	14,450,868
Unilever NV	632,730	39,259,823
		162,913,896
Tobacco - 11.6%
Tobacco - 11.6%
Altria Group, Inc.	1,719,945	75,230,394
British American Tobacco PLC sponsored ADR	298,426	10,474,753
Philip Morris International, Inc.	1,187,191	85,584,599
		171,289,746
TOTAL COMMON STOCKS
(Cost $1,263,261,053)		1,473,551,980

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.13% (e)	1,015,820	1,016,023
Fidelity Securities Lending Cash Central Fund 2.13% (e)(f)	19,865,577	19,867,563
TOTAL MONEY MARKET FUNDS
(Cost $20,883,586)		20,883,586
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,284,144,639)		1,494,435,566
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(17,848,598)
NET ASSETS - 100%		$1,476,586,968

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,200,504 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$2,381,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,682
Fidelity Securities Lending Cash Central Fund	611,480
Total	$664,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,473,551,980	$1,386,147,185	$84,204,291	$3,200,504
Money Market Funds	20,883,586	20,883,586	--	--
Total Investments in Securities:	$1,494,435,566	$1,407,030,771	$84,204,291	$3,200,504

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.9%
Netherlands	2.6%
United Kingdom	2.0%
France	1.9%
Sweden	1.9%
Belgium	1.9%
China	1.7%
Brazil	1.2%
Others (Individually Less Than 1%)	0.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,536,121) — See accompanying schedule: Unaffiliated issuers (cost $1,263,261,053)	$1,473,551,980
Fidelity Central Funds (cost $20,883,586)	20,883,586
Total Investment in Securities (cost $1,284,144,639)		$1,494,435,566
Receivable for fund shares sold		1,840,952
Dividends receivable		3,025,793
Distributions receivable from Fidelity Central Funds		4,741
Prepaid expenses		18,421
Other receivables		239,085
Total assets		1,499,564,558
Liabilities
Payable for fund shares redeemed	$1,758,715
Accrued management fee	651,335
Distribution and service plan fees payable	183,758
Other affiliated payables	266,963
Other payables and accrued expenses	249,256
Collateral on securities loaned	19,867,563
Total liabilities		22,977,590
Net Assets		$1,476,586,968
Net Assets consist of:
Paid in capital		$1,257,215,201
Total distributable earnings (loss)		219,371,767
Net Assets		$1,476,586,968
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($251,376,094 ÷ 3,009,112 shares)(a)		$83.54
Maximum offering price per share (100/94.25 of $83.54)		$88.64
Class M:
Net Asset Value and redemption price per share ($61,827,471 ÷ 748,430 shares)(a)		$82.61
Maximum offering price per share (100/96.50 of $82.61)		$85.61
Class C:
Net Asset Value and offering price per share ($128,492,004 ÷ 1,586,836 shares)(a)		$80.97
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($833,331,719 ÷ 9,864,882 shares)		$84.47
Class I:
Net Asset Value, offering price and redemption price per share ($161,106,296 ÷ 1,911,615 shares)		$84.28
Class Z:
Net Asset Value, offering price and redemption price per share ($40,453,384 ÷ 480,237 shares)		$84.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2019 (Unaudited)
Investment Income
Dividends		$20,406,744
Income from Fidelity Central Funds (including $611,480 from security lending)		664,162
Total income		21,070,906
Expenses
Management fee	$3,949,615
Transfer agent fees	1,377,884
Distribution and service plan fees	1,140,555
Accounting and security lending fees	231,652
Custodian fees and expenses	17,889
Independent trustees' fees and expenses	4,029
Registration fees	61,796
Audit	37,487
Legal	1,933
Interest	1,333
Miscellaneous	7,400
Total expenses before reductions	6,831,573
Expense reductions	(22,561)
Total expenses after reductions		6,809,012
Net investment income (loss)		14,261,894
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,329,006
Fidelity Central Funds	697
Foreign currency transactions	(23,207)
Total net realized gain (loss)		21,306,496
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	86,201,177
Assets and liabilities in foreign currencies	(16,494)
Total change in net unrealized appreciation (depreciation)		86,184,683
Net gain (loss)		107,491,179
Net increase (decrease) in net assets resulting from operations		$121,753,073

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2019 (Unaudited)	Year ended February 28, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,261,894	$44,496,210
Net realized gain (loss)	21,306,496	98,024,548
Change in net unrealized appreciation (depreciation)	86,184,683	(167,507,828)
Net increase (decrease) in net assets resulting from operations	121,753,073	(24,987,070)
Distributions to shareholders	–	(212,172,340)
Share transactions - net increase (decrease)	(70,092,673)	(530,026,269)
Total increase (decrease) in net assets	51,660,400	(767,185,679)
Net Assets
Beginning of period	1,424,926,568	2,192,112,247
End of period	$1,476,586,968	$1,424,926,568

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Staples Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$76.88	$87.07	$96.18	$89.78	$101.33	$87.93
Income from Investment Operations
Net investment income (loss)B	.74	2.08C	1.54	1.28	1.34	1.37
Net realized and unrealized gain (loss)	5.92	(2.64)	(2.80)	9.12	(4.86)	17.28
Total from investment operations	6.66	(.56)	(1.26)	10.40	(3.52)	18.65
Distributions from net investment income	–	(2.11)	(1.55)	(1.37)	(1.31)	(1.28)
Distributions from net realized gain	–	(7.53)	(6.30)	(2.64)	(6.72)	(3.98)
Total distributions	–	(9.63)D	(7.85)	(4.00)E	(8.03)	(5.25)F
Redemption fees added to paid in capitalB	–	–	–	–G	–G	–G
Net asset value, end of period	$83.54	$76.88	$87.07	$96.18	$89.78	$101.33
Total ReturnH,I,J	8.66%	(.32)%	(1.68)%	11.91%	(3.51)%	21.95%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.05%M	1.05%	1.05%	1.04%	1.04%	1.05%
Expenses net of fee waivers, if any	1.05%M	1.05%	1.05%	1.04%	1.04%	1.05%
Expenses net of all reductions	1.05%M	1.04%	1.04%	1.03%	1.04%	1.05%
Net investment income (loss)	1.82%M	2.65%C	1.60%	1.37%	1.45%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$251,376	$232,020	$317,366	$522,014	$470,249	$414,151
Portfolio turnover rateN	31%M	41%O	76%	56%O	63%	42%O

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.78%.

 D Total distributions of $9.63 per share is comprised of distributions from net investment income of $2.105 and distributions from net realized gain of $7.525 per share.

 E Total distributions of $4.00 per share is comprised of distributions from net investment income of $1.365 and distributions from net realized gain of $2.636 per share.

 F Total distributions of $5.25 per share is comprised of distributions from net investment income of $1.275 and distributions from net realized gain of $3.976 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$76.13	$86.30	$95.42	$89.10	$100.61	$87.37
Income from Investment Operations
Net investment income (loss)B	.62	1.85C	1.27	1.01	1.08	1.10
Net realized and unrealized gain (loss)	5.86	(2.61)	(2.78)	9.07	(4.83)	17.15
Total from investment operations	6.48	(.76)	(1.51)	10.08	(3.75)	18.25
Distributions from net investment income	–	(1.88)	(1.31)	(1.12)	(1.04)	(1.04)
Distributions from net realized gain	–	(7.53)	(6.30)	(2.64)	(6.72)	(3.98)
Total distributions	–	(9.41)	(7.61)	(3.76)	(7.76)	(5.01)D
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$82.61	$76.13	$86.30	$95.42	$89.10	$100.61
Total ReturnF,G,H	8.51%	(.59)%	(1.94)%	11.61%	(3.78)%	21.60%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.32%K	1.33%	1.32%	1.32%	1.32%	1.32%
Expenses net of fee waivers, if any	1.32%K	1.32%	1.32%	1.32%	1.32%	1.32%
Expenses net of all reductions	1.32%K	1.31%	1.31%	1.31%	1.31%	1.32%
Net investment income (loss)	1.54%K	2.37%C	1.33%	1.09%	1.17%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$61,827	$60,069	$76,572	$89,925	$76,586	$81,489
Portfolio turnover rateL	31%K	41%M	76%	56%M	63%	42%M

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.68 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 D Total distributions of $5.01 per share is comprised of distributions from net investment income of $1.036 and distributions from net realized gain of $3.976 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$74.79	$84.85	$93.89	$87.77	$99.27	$86.32
Income from Investment Operations
Net investment income (loss)B	.42	1.46C	.81	.56	.63	.65
Net realized and unrealized gain (loss)	5.76	(2.57)	(2.73)	8.92	(4.75)	16.93
Total from investment operations	6.18	(1.11)	(1.92)	9.48	(4.12)	17.58
Distributions from net investment income	–	(1.43)	(.82)	(.73)	(.65)	(.65)
Distributions from net realized gain	–	(7.53)	(6.30)	(2.64)	(6.72)	(3.98)
Total distributions	–	(8.95)D	(7.12)	(3.36)E	(7.38)F	(4.63)
Redemption fees added to paid in capitalB	–	–	–	–G	–G	–G
Net asset value, end of period	$80.97	$74.79	$84.85	$93.89	$87.77	$99.27
Total ReturnH,I,J	8.26%	(1.05)%	(2.41)%	11.07%	(4.23)%	21.03%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.80%M	1.79%	1.79%	1.80%	1.80%	1.80%
Expenses net of fee waivers, if any	1.80%M	1.79%	1.79%	1.79%	1.80%	1.80%
Expenses net of all reductions	1.79%M	1.78%	1.78%	1.79%	1.79%	1.80%
Net investment income (loss)	1.07%M	1.91%C	.86%	.61%	.69%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$128,492	$150,822	$228,874	$308,350	$250,576	$228,151
Portfolio turnover rateN	31%M	41%O	76%	56%O	63%	42%O

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.67 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.04%.

 D Total distributions of $8.95 per share is comprised of distributions from net investment income of $1.427 and distributions from net realized gain of $7.525 per share.

 E Total distributions of $3.36 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $2.636 per share.

 F Total distributions of $7.38 per share is comprised of distributions from net investment income of $.651 and distributions from net realized gain of $6.724 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$77.63	$87.85	$97.01	$90.48	$102.03	$88.51
Income from Investment Operations
Net investment income (loss)B	.87	2.34C	1.82	1.56	1.61	1.64
Net realized and unrealized gain (loss)	5.97	(2.67)	(2.82)	9.20	(4.89)	17.40
Total from investment operations	6.84	(.33)	(1.00)	10.76	(3.28)	19.04
Distributions from net investment income	–	(2.36)	(1.86)	(1.60)	(1.55)	(1.54)
Distributions from net realized gain	–	(7.53)	(6.30)	(2.64)	(6.72)	(3.98)
Total distributions	–	(9.89)	(8.16)	(4.23)D	(8.27)	(5.52)
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$84.47	$77.63	$87.85	$97.01	$90.48	$102.03
Total ReturnF,G	8.81%	(.03)%	(1.40)%	12.24%	(3.25)%	22.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.76%J	.77%	.76%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.76%J	.76%	.76%	.76%	.77%	.77%
Expenses net of all reductions	.76%J	.75%	.76%	.76%	.76%	.77%
Net investment income (loss)	2.10%J	2.94%C	1.89%	1.64%	1.72%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$833,332	$814,350	$1,328,696	$1,665,604	$2,039,983	$2,173,970
Portfolio turnover rateK	31%J	41%L	76%	56%L	63%	42%L

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.07%.

 D Total distributions of $4.23 per share is comprised of distributions from net investment income of $1.596 and distributions from net realized gain of $2.636 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019	2018	2017	2016 A	2015
Selected Per–Share Data
Net asset value, beginning of period	$77.45	$87.68	$96.82	$90.34	$101.91	$88.33
Income from Investment Operations
Net investment income (loss)B	.86	2.33C	1.81	1.54	1.60	1.59
Net realized and unrealized gain (loss)	5.97	(2.68)	(2.82)	9.19	(4.89)	17.40
Total from investment operations	6.83	(.35)	(1.01)	10.73	(3.29)	18.99
Distributions from net investment income	–	(2.36)	(1.83)	(1.61)	(1.55)	(1.44)
Distributions from net realized gain	–	(7.53)	(6.30)	(2.64)	(6.72)	(3.98)
Total distributions	–	(9.88)D	(8.13)	(4.25)	(8.28)E	(5.41)F
Redemption fees added to paid in capitalB	–	–	–	–G	–G	–G
Net asset value, end of period	$84.28	$77.45	$87.68	$96.82	$90.34	$101.91
Total ReturnH,I	8.82%	(.04)%	(1.41)%	12.22%	(3.26)%	22.26%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.77%L	.77%	.78%	.78%	.78%	.80%
Expenses net of fee waivers, if any	.77%L	.77%	.78%	.78%	.77%	.80%
Expenses net of all reductions	.77%L	.76%	.77%	.77%	.77%	.80%
Net investment income (loss)	2.09%L	2.93%C	1.88%	1.63%	1.71%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$161,106	$159,614	$240,605	$275,616	$216,836	$198,538
Portfolio turnover rateM	31%L	41%N	76%	56%N	63%	42%N

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.06%.

 D Total distributions of $9.88 per share is comprised of distributions from net investment income of $2.357 and distributions from net realized gain of $7.525 per share.

 E Total distributions of $8.28 per share is comprised of distributions from net investment income of $1.553 and distributions from net realized gain of $6.724 per share.

 F Total distributions of $5.41 per share is comprised of distributions from net investment income of $1.436 and distributions from net realized gain of $3.976 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$77.36	$81.61
Income from Investment Operations
Net investment income (loss)B	.90	.05C
Net realized and unrealized gain (loss)	5.98	.33D
Total from investment operations	6.88	.38
Distributions from net investment income	–	(2.23)
Distributions from net realized gain	–	(2.40)
Total distributions	–	(4.63)
Net asset value, end of period	$84.24	$77.36
Total ReturnE,F	8.89%	.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.63%I
Expenses net of fee waivers, if any	.63%I	.62%I
Expenses net of all reductions	.63%I	.61%I
Net investment income (loss)	2.23%I	.16%C,I
Supplemental Data
Net assets, end of period (000 omitted)	$40,453	$8,052
Portfolio turnover rateJ	31%	41%K

 A For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.69) %.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2019

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $212,425 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, redemptions in-kind, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$349,409,868
Gross unrealized depreciation	(150,161,788)
Net unrealized appreciation (depreciation)	$199,248,080
Tax cost	$1,295,187,486

The Fund elected to defer to its next fiscal year approximately $12,809,133 of capital losses recognized during the period November 1, 2018 to February 28, 2019.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $224,110,827 and $278,416,294, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .54% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$313,321	$1,079
Class M	.25%	.25%	154,404	–
Class C	.75%	.25%	672,830	44,736
			$1,140,555	$45,815

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$46,554
Class M	5,067
Class C(a)	3,973
$55,594

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$267,489.21
Class M	72,842.24
Class C	142,515.21
Consumer Staples	739,337.17
Class I	152,767.19
Class Z	2,934.05
	$1,377,884

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,593 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$2,318,750	2.59%	$1,333

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 3,404,232 shares of the Fund were redeemed in-kind for investments and cash with a value of $278,330,010. The Fund had a net realized gain of $70,956,466 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,953 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, amounted to $372. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,849 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Consumer Staples	$80

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,632.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Distributions to shareholders
Class A	$–	$31,532,315
Class M	–	7,789,847
Class C	–	21,174,166
Consumer Staples	–	126,567,988
Class I	–	24,805,720
Class Z	–	302,304
Total	$–	$212,172,340

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2019	Year ended February 28, 2019(a)	Six months ended August 31, 2019	Year ended February 28, 2019(a)
Class A
Shares sold	412,993	449,932	$33,077,431	$35,089,323
Reinvestment of distributions	–	398,204	–	30,796,418
Shares redeemed	(421,890)	(1,475,083)	(34,316,343)	(115,548,253)
Net increase (decrease)	(8,897)	(626,947)	$(1,238,912)	$(49,662,512)
Class M
Shares sold	43,679	79,651	$3,534,134	$6,204,264
Reinvestment of distributions	–	101,114	–	7,739,839
Shares redeemed	(84,322)	(278,973)	(6,773,695)	(21,711,204)
Net increase (decrease)	(40,643)	(98,208)	$(3,239,561)	$(7,767,101)
Class C
Shares sold	74,124	207,723	$5,876,908	$15,770,092
Reinvestment of distributions	–	267,367	–	20,225,054
Shares redeemed	(503,836)	(1,155,923)	(39,250,132)	(88,087,579)
Net increase (decrease)	(429,712)	(680,833)	$(33,373,224)	$(52,092,433)
Consumer Staples
Shares sold	946,641	1,329,875	$78,271,293	$104,789,246
Reinvestment of distributions	–	1,509,435	–	118,306,244
Shares redeemed	(1,572,512)	(7,473,301)(b)	(129,970,478)	(599,358,298)(b)
Net increase (decrease)	(625,871)	(4,633,991)	$(51,699,185)	$(376,262,808)
Class I
Shares sold	466,785	973,629	$38,639,889	$76,737,622
Reinvestment of distributions	–	293,006	–	22,761,304
Shares redeemed	(616,038)	(1,949,992)	(50,442,361)	(151,953,970)
Net increase (decrease)	(149,253)	(683,357)	$(11,802,472)	$(52,455,044)
Class Z
Shares sold	400,660	110,114	$33,284,428	$8,671,440
Reinvestment of distributions	–	3,266	–	238,969
Shares redeemed	(24,507)	(9,296)	(2,023,747)	(696,780)
Net increase (decrease)	376,153	104,084	$31,260,681	$8,213,629

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 to August 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During Period-B March 1, 2019 to August 31, 2019
Class A	1.05%
Actual		$1,000.00	$1,086.60	$5.51
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class M	1.32%
Actual		$1,000.00	$1,085.10	$6.92
Hypothetical-C		$1,000.00	$1,018.50	$6.70
Class C	1.80%
Actual		$1,000.00	$1,082.60	$9.42
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Consumer Staples	.76%
Actual		$1,000.00	$1,088.10	$3.99
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class I	.77%
Actual		$1,000.00	$1,088.20	$4.04
Hypothetical-C		$1,000.00	$1,021.27	$3.91
Class Z	.63%
Actual		$1,000.00	$1,088.90	$3.31
Hypothetical-C		$1,000.00	$1,021.97	$3.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

SELCS-SANN-1019
1.846045.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2019